UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (3.1%):
422,029	AerCap Holdings NV*	$4,186,528

Airlines (0.8%):
17,799	Copa Holdings SA, Class A	1,090,545

Auto Components (1.5%):
82,147	Tesla Motors, Inc.*^	2,003,565

Biotechnology (4.3%):
68,425	Cubist Pharmaceuticals, Inc.*^	2,416,771
123,675	Emergent Biosolutions, Inc.*^	1,908,305
80,916	Myriad Genetics, Inc.*^	1,516,366

		5,841,442

Capital Markets (1.4%):
262,575	WisdomTree Investments, Inc.*^	1,843,277

Commercial Services & Supplies (3.5%):
320,424	Innerworkings, Inc.*^	2,512,124
131,992	Mobile Mini, Inc.*	2,169,949

		4,682,073

Communications Equipment (4.9%):
59,775	Aruba Networks, Inc.*^	1,249,895
95,100	Ciena Corp.*^	1,065,120
243,219	Sycamore Networks, Inc.	4,390,103

		6,705,118

Diversified Consumer Services (2.1%):
84,499	American Public Education*^	2,872,966

Diversified Financial Services (3.8%):
81,700	Encore Capital Group, Inc.*^	1,785,145
79,650	Financial Engines, Inc.*^	1,442,461
73,850	MarketAxess Holdings, Inc.^	1,921,577

		5,149,183

Electrical Equipment (2.6%):
61,459	Polypore International, Inc.*^	3,473,663

Energy Equipment & Services (0.7%):
84,250	Tesco Corp.*	977,300

Food & Staples Retailing (1.0%):
35,650	Fresh Market, Inc. (The)*^	1,360,404

Health Care Equipment & Supplies (10.7%):
61,418	Abaxis, Inc.*^	1,407,086
163,585	Align Technology, Inc.*^	2,481,584
423,919	Hansen Medical, Inc.*^	1,407,411
78,275	Insulet Corp.*^	1,194,477
56,609	Masimo Corp.^	1,225,585
220,995	NuVasive, Inc.*^	3,772,385
66,325	NxStage Medical, Inc.*	1,383,540
45,175	Zoll Medical Corp.*^	1,704,904

		14,576,972

Health Care Providers & Services (0.8%):
29,719	IPC The Hospitalist Co.*	1,060,671

Hotels, Restaurants & Leisure (2.7%):
64,214	Life Time Fitness, Inc.*^	2,366,286
97,425	Texas Roadhouse, Inc.^	1,287,958

		3,654,244

Internet & Catalog Retail (2.6%):
102,525	ReachLocal, Inc.*^	1,114,447
59,575	Shutterfly, Inc.*^	2,453,298

		3,567,745

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (9.7%):
84,825	Ancestry.com, Inc.*^	$1,993,388
154,350	BroadSoft, Inc.*^	4,684,522
194,407	Constant Contact, Inc.*^	3,361,297
98,600	Responsys, Inc.*	1,062,908
76,868	VistaPrint NV*	2,077,742

		13,179,857

IT Services (0.9%):
121,350	Sapient Corp.^	1,230,489

Machinery (3.0%):
112,875	Dynamic Materials Corp.	1,777,781
483,675	Wabash National Corp.*	2,307,130

		4,084,911

Metals & Mining (6.7%):
210,150	Globe Specialty Metals, Inc.^	3,051,378
927,750	Great Basin Gold, Ltd.*	1,567,898
360,049	Horsehead Holding Corp.*	2,671,564
100,350	Silver Standard Resources, Inc.*	1,841,422

		9,132,262

Oil, Gas & Consumable Fuels (11.5%):
93,050	Carrizo Oil & Gas, Inc.*^	2,005,228
260,861	Comstock Resources, Inc.*	4,032,911
79,535	Endeavour International Corp.*^	634,689
56,600	GeoResources, Inc.*^	1,006,914
317,083	Goodrich Petroleum Corp.*^	3,747,921
470,462	Quicksilver Resources, Inc.*	3,566,102
23,150	Swift Energy Co.*^	563,471

		15,557,236

Pharmaceuticals (4.4%):
420,105	Durect Corp.*^	676,369
110,025	Questcor Pharmaceuticals, Inc.*^	2,999,282
75,650	Salix Pharmaceuticals, Inc.*^	2,239,240

		5,914,891

Professional Services (2.7%):
37,875	Corporate Executive Board Co. (The)^	1,128,675
34,375	FTI Consulting, Inc.*^	1,265,344
40,212	Huron Consulting Group, Inc.*	1,251,799

		3,645,818

Road & Rail (1.2%):
132,897	Celadon Group, Inc.	1,180,125
123,707	Vitran Corp., Inc.*	488,643

		1,668,768

Semiconductors & Semiconductor Equipment (3.3%):
12,650	Cavium, Inc.*	341,677
9,225	Cymer, Inc.*	342,985
282,350	Inphi Corp.*^	2,476,209
43,050	Mellanox Technologies, Ltd.*	1,344,021

		4,504,892

Software (4.8%):
38,825	Commvault Systems, Inc.*^	1,438,855
38,500	Concur Technologies, Inc.*^	1,432,970
163,468	Rosetta Stone, Inc.*^	1,495,732
94,675	SuccessFactors, Inc.*^	2,176,578

		6,544,135

Specialty Retail (1.7%):
110,550	Cabela’s, Inc., Class A*^	2,265,170

Trading Companies & Distributors (2.5%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
57,850	Titan Machinery, Inc.*^	$1,035,515
141,850	United Rentals, Inc.*^	2,388,754

		3,424,269

Transportation Infrastructure (0.8%):
216,235	Scorpio Tankers, Inc.*	1,141,721

	Total Common Stocks (Cost $160,852,434)	135,340,115

Short-Term Investment (29.6%):
$ 40,064,494	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	40,064,494

	Total Short-Term Investment (Cost $40,064,494)	40,064,494

Unaffiliated Investment Company (0.4%):
593,659	Dreyfus Treasury Prime Cash Management, 0.00%(b)	593,659

	Total Unaffiliated Investment Company (Cost $593,659)	593,659

	Total Investment Securities (Cost $201,510,587)(c)—129.7%	175,998,268
	Net other assets (liabilities)—(29.7)%	(40,277,126)

	Net Assets—100.0%	$135,721,142

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $37,831,339.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Bermuda	1.5%
Canada	3.6
Marshall Islands	0.8
Netherlands	3.1
Panama	0.8
United States	90.2

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (6.5%):
275,000	Boeing Co. (The)	$16,640,250
39,100	Precision Castparts Corp.	6,078,486
83,900	United Technologies Corp.	5,903,204

		28,621,940

Auto Components (2.3%):
60,900	BorgWarner, Inc.*^	3,686,277
133,000	Johnson Controls, Inc.	3,507,210
115,700	Tesla Motors, Inc.*^	2,821,923

		10,015,410

Beverages (4.4%):
196,700	Coca-Cola Co. (The)	13,289,052
96,900	PepsiCo, Inc.	5,998,110

		19,287,162

Biotechnology (2.4%):
61,800	Biogen Idec, Inc.*^	5,756,670
113,100	Vertex Pharmaceuticals, Inc.*^	5,037,474

		10,794,144

Capital Markets (0.8%):
277,700	Jefferies Group, Inc.^	3,446,257

Chemicals (1.7%):
52,900	Celanese Corp., Series A	1,720,837
67,900	Monsanto Co.	4,076,716
42,600	Potash Corp. of Saskatchewan, Inc.	1,841,172

		7,638,725

Commercial Banks (0.5%):
94,800	Wells Fargo & Co.	2,286,576

Communications Equipment (4.7%):
215,200	Cisco Systems, Inc.	3,333,448
363,500	QUALCOMM, Inc.	17,677,005

		21,010,453

Computers & Peripherals (9.2%):
92,700	Apple, Inc.*	35,335,386
92,200	NetApp, Inc.*^	3,129,268
55,700	SanDisk Corp.*^	2,247,495

		40,712,149

Diversified Consumer Services (1.4%):
161,800	Apollo Group, Inc., Class A*	6,408,898

Diversified Financial Services (1.0%):
146,800	Moody’s Corp.^	4,470,060

Diversified Telecommunication Services (1.8%):
218,600	Verizon Communications, Inc.^	8,044,480

Energy Equipment & Services (3.0%):
128,900	Halliburton Co.	3,934,028
158,500	Schlumberger, Ltd.	9,467,205

		13,401,233

Food & Staples Retailing (2.7%):
142,000	Wal-Mart Stores, Inc.	7,369,800
68,800	Whole Foods Market, Inc.	4,493,328

		11,863,128

Food Products (0.6%):
28,400	Green Mountain Coffee Roasters, Inc.*^	2,639,496

Health Care Equipment & Supplies (0.8%):
49,100	Stryker Corp.^	2,314,083
Health Care Equipment & Supplies, continued

Shares		Fair Value
Common Stocks, continued
35,900	Valeant Pharmaceuticals International, Inc.	$1,332,608

		3,646,691

Health Care Providers & Services (2.3%):
184,900	AmerisourceBergen Corp.^	6,891,223
75,800	Cardinal Health, Inc.	3,174,504

		10,065,727

Health Care Technology (1.8%):
118,300	Cerner Corp.*	8,105,916

Hotels, Restaurants & Leisure (4.2%):
8,700	Chipotle Mexican Grill, Inc.*	2,635,665
191,100	Las Vegas Sands Corp.*	7,326,774
141,100	Starbucks Corp.	5,261,619
81,800	Starwood Hotels & Resorts Worldwide, Inc.	3,175,476

		18,399,534

Household Products (3.5%):
247,200	Procter & Gamble Co. (The)	15,618,096

Internet & Catalog Retail (3.3%):
67,700	Amazon.com, Inc.*	14,638,771

Internet Software & Services (4.6%):
111,600	eBay, Inc.*	3,291,084
29,000	Google, Inc., Class A*	14,917,020
64,300	Rackspace Hosting, Inc.*^	2,195,202

		20,403,306

IT Services (3.3%):
107,200	Accenture plc, Class A	5,647,296
31,600	International Business Machines Corp.	5,530,948
93,200	VeriFone Systems, Inc.*^	3,263,864

		14,442,108

Life Sciences Tools & Services (1.0%):
17,700	Covance, Inc.*^	804,465
75,100	Thermo Fisher Scientific, Inc.*	3,803,064

		4,607,529

Machinery (3.8%):
265,100	Danaher Corp.	11,118,294
82,200	Stanley Black & Decker, Inc.	4,036,020
145,400	Terex Corp.*^	1,491,804

		16,646,118

Media (1.6%):
178,100	Viacom, Inc., Class B	6,899,594

Metals & Mining (0.6%):
81,900	Freeport-McMoRan Copper & Gold, Inc.	2,493,855

Oil, Gas & Consumable Fuels (5.5%):
116,802	Alpha Natural Resources, Inc.*	2,066,227
118,700	Anadarko Petroleum Corp.	7,484,035
112,400	Exxon Mobil Corp.	8,163,612
111,300	Range Resources Corp.^	6,506,598

		24,220,472

Pharmaceuticals (3.5%):
85,200	Allergan, Inc.^	7,018,776
134,200	Johnson & Johnson Co.	8,549,882

		15,568,658

Professional Services (1.0%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Professional Services, continued
138,400	Manpower, Inc.	$4,653,008

Road & Rail (0.9%):
219,300	CSX Corp.	4,094,331

Semiconductors & Semiconductor Equipment (3.4%):
111,800	Altera Corp.	3,525,054
67,300	Avago Technologies, Ltd.	2,205,421
190,300	Broadcom Corp., Class A	6,335,087
153,500	Marvell Technology Group, Ltd.*	2,230,355
70,600	NXP Semiconductors NV*	996,872

		15,292,789

Software (7.5%):
166,400	Check Point Software Technologies, Ltd.*^	8,779,264
238,000	Oracle Corp.	6,840,120
165,200	Red Hat, Inc.*	6,981,352
55,300	Salesforce.com, Inc.*	6,319,684
55,400	VMware, Inc., Class A*	4,453,052

		33,373,472

Specialty Retail (2.6%):
220,700	Home Depot, Inc.	7,254,409
72,300	Tiffany & Co.^	4,397,286

		11,651,695

Textiles, Apparel & Luxury Goods (0.7%):
58,300	Coach, Inc.	3,021,689

Total Common Stocks (Cost $406,973,131)		438,483,470

Short-Term Investment (11.1%):
$49,276,989	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	49,276,989

Total Short-Term Investment (Cost $49,276,989)		49,276,989

Unaffiliated Investment Company (1.2%):
5,261,245	Dreyfus Treasury Prime Cash Management, 0.00%(b)	5,261,245

Total Unaffiliated Investment Company (Cost $5,261,245)		5,261,245

Total Investment Securities (Cost $461,511,365)(c)—111.2%		493,021,704
Net other assets (liabilities)—(11.2)%		(49,709,511)

Net Assets—100.0%		$443,312,193

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $46,876,975.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Bermuda	0.5%
Canada	0.7
Ireland (Republic of)	1.3
Israel	2.0
Netherlands	2.4
Singapore	0.5
United States	92.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (93.2%):
Aerospace & Defense (0.2%):
27,846	AerCap Holdings NV*	$276,232

Auto Components (0.6%):
4,500	BorgWarner, Inc.*^	272,385
16,500	Tenneco, Inc.*^	422,565

		694,950

Automobiles (0.5%):
15,600	Harley-Davidson, Inc.^	535,548

Building Products (0.4%):
19,800	Owens Corning, Inc.*	429,264

Capital Markets (2.1%):
44,200	Raymond James Financial, Inc.	1,147,432
84,600	TD Ameritrade Holding Corp.^	1,244,043

		2,391,475

Chemicals (3.7%):
16,000	Albemarle Corp.	646,400
33,400	Celanese Corp., Series A	1,086,502
23,200	International Flavor & Fragrances, Inc.^	1,304,304
18,100	PPG Industries, Inc.^	1,278,946

		4,316,152

Commercial Banks (6.1%):
22,035	City National Corp.	832,042
44,400	Comerica, Inc.	1,019,868
28,800	Cullen/Frost Bankers, Inc.^	1,320,768
146,478	Fifth Third Bancorp	1,479,428
153,903	Huntington Bancshares, Inc.	738,734
21,051	SVB Financial Group*^	778,887
61,200	Zions Bancorp^	861,084

		7,030,811

Communications Equipment (0.1%):
41,200	Tellabs, Inc.	176,748

Computers & Peripherals (1.0%):
43,800	Diebold, Inc.^	1,204,938

Construction & Engineering (0.4%):
24,100	Foster Wheeler AG*	428,739

Consumer Finance (1.2%):
61,468	Discover Financial Services	1,410,076

Containers & Packaging (1.2%):
57,900	Packaging Corp. of America	1,349,070

Distributors (0.8%):
17,500	Genuine Parts Co.^	889,000

Diversified Financial Services (0.7%):
26,900	CIT Group, Inc.*	816,953

Electric Utilities (0.9%):
31,800	Northeast Utilities	1,070,070

Electrical Equipment (0.8%):
20,200	Cooper Industries plc	931,624

Electronic Equipment, Instruments & Components (1.8%):
35,400	Arrow Electronics, Inc.*	983,412
52,100	Molex, Inc.^	1,061,277

		2,044,689

Energy Equipment & Services (3.0%):
15,500	Cameron International Corp.*	643,870
11,200	Dresser-Rand Group, Inc.*^	453,936
18,700	Noble Corp.	548,845

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
20,100	Rowan Cos., Inc.*^	$606,819
22,900	Superior Energy Services, Inc.*	600,896
47,000	Weatherford International, Ltd.*	573,870

		3,428,236

Food & Staples Retailing (1.1%):
77,000	Safeway, Inc.^	1,280,510

Food Products (3.6%):
31,700	Hershey Co.	1,877,908
22,706	J.M. Smucker Co. (The)	1,655,040
7,800	Ralcorp Holdings, Inc.*	598,338

		4,131,286

Gas Utilities (1.5%):
27,100	QEP Resources, Inc.^	733,597
54,800	Questar Corp.	970,508

		1,704,105

Health Care Equipment & Supplies (2.8%):
13,000	Cooper Cos., Inc. (The)	1,028,950
25,900	Teleflex, Inc.	1,392,643
16,400	Zimmer Holdings, Inc.*	877,400

		3,298,993

Health Care Providers & Services (1.9%):
31,700	Coventry Health Care, Inc.*	913,277
25,342	Quest Diagnostics, Inc.^	1,250,881

		2,164,158

Hotels, Restaurants & Leisure (1.7%):
12,400	Darden Restaurants, Inc.^	530,100
50,563	International Game Technology	734,681
28,700	Royal Caribbean Cruises, Ltd.^	621,068
2,900	Starwood Hotels & Resorts Worldwide, Inc.	112,578

		1,998,427

Household Durables (0.5%):
62,300	D.R. Horton, Inc.	563,192

Household Products (1.6%):
11,000	Clorox Co. (The)^	729,630
17,200	Energizer Holdings, Inc.*	1,142,768

		1,872,398

Independent Power Producers & Energy Traders (0.6%):
69,469	AES Corp. (The)*	678,018

Industrial Conglomerates (0.2%):
27,500	McDermott International, Inc.*	295,900

Insurance (5.5%):
50,300	Axis Capital Holdings, Ltd.	1,304,782
57,800	Hartford Financial Services Group, Inc. (The)^	932,892
50,100	Principal Financial Group, Inc.^	1,135,767
35,600	Reinsurance Group of America, Inc.	1,635,820
72,035	XL Group plc	1,354,258

		6,363,519

Internet & Catalog Retail (2.0%):
27,300	Expedia, Inc.^	702,975
111,700	Liberty Media Corp. - Interactive, Class A*	1,649,809

		2,352,784

Leisure Equipment & Products (1.4%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

$27,944,161	$27,944,161	$27,944,161
Shares		Fair Value
Common Stocks, continued
Leisure Equipment & Products, continued
23,000	Hasbro, Inc.	$750,030
34,800	Mattel, Inc.^	900,972

		1,651,002

Life Sciences Tools & Services (0.9%):
17,600	Agilent Technologies, Inc.*	550,000
3,500	Mettler-Toledo International, Inc.*^	489,860

		1,039,860

Machinery (4.4%):
22,400	AGCO Corp.*	774,368
32,200	Babcock & Wilcox Co. (The)*	629,510
26,000	Crane Co.	927,940
22,600	Kennametal, Inc.	739,924
17,900	Parker Hannifin Corp.	1,130,027
19,500	Stanley Black & Decker, Inc.	957,450

		5,159,219

Media (1.8%):
38,000	CBS Corp., Class B	774,440
51,300	DISH Network Corp., Class A*	1,285,578

		2,060,018

Metals & Mining (0.4%):
20,200	United States Steel Corp.^	444,602

Multi-Utilities (11.2%):
98,600	CMS Energy Corp.	1,951,294
35,800	PG&E Corp.^	1,514,698
35,600	Public Service Enterprise Group, Inc.	1,187,972
34,800	SCANA Corp.^	1,407,660
47,900	Sempra Energy	2,466,850
73,700	Wisconsin Energy Corp.	2,306,073
86,600	Xcel Energy, Inc.	2,138,154

		12,972,701

Multiline Retail (1.6%):
69,900	Macy’s, Inc.	1,839,768

Oil, Gas & Consumable Fuels (3.8%):
9,100	Cabot Oil & Gas Corp.	563,381
8,900	Cimarex Energy Co.	495,730
18,251	Peabody Energy Corp.	618,344
92,000	Spectra Energy Corp.	2,256,760
12,300	Whiting Petroleum Corp.*	431,484

		4,365,699

Pharmaceuticals (2.0%):
21,600	Hospira, Inc.*	799,200
22,320	Watson Pharmaceuticals, Inc.*	1,523,340

		2,322,540

Professional Services (0.7%):
25,400	Manpower, Inc.	853,948

Real Estate Investment Trusts (REITs) (7.3%):
14,400	Alexandria Real Estate Equities, Inc.^	884,016
65,528	General Growth Properties, Inc.	792,889
81,423	Host Hotels & Resorts, Inc.	890,767
46,484	ProLogis, Inc.	1,127,237
33,096	Rayonier, Inc.	1,217,602
26,600	Taubman Centers, Inc.^	1,338,246
74,000	UDR, Inc.	1,638,360
35,485	Weyerhaeuser Co.	551,792

		8,440,909

$27,944,161	$27,944,161	$27,944,161
Shares or Principal Amount		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.7%):
58,200	CB Richard Ellis Group, Inc., Class A*	$783,372

Road & Rail (1.9%):
27,672	Con-way, Inc.	612,381
95,300	Hertz Global Holdings, Inc.*^	848,170
18,900	Ryder System, Inc.	708,939

		2,169,490

Semiconductors & Semiconductor Equipment (1.4%):
93,400	Advanced Micro Devices, Inc.*^	474,472
62,000	Atmel Corp.*	500,340
19,100	Avago Technologies, Ltd.	625,907

		1,600,719

Software (1.3%):
27,900	Autodesk, Inc.*	775,062
35,500	Nuance Communications, Inc.*^	722,780

		1,497,842

Specialty Retail (1.6%):
50,700	Foot Locker, Inc.	1,018,563
22,100	Limited Brands, Inc.^	851,071

		1,869,634

Thrifts & Mortgage Finance (0.7%):
71,300	People’s United Financial, Inc.^	812,820

Tobacco (1.6%):
16,600	Lorillard, Inc.	1,837,620

Total Common Stocks (Cost $108,114,418)		107,849,628

Exchange Traded Fund (1.5%):
44,200	iShares Russell Midcap Value Index Fund^	1,704,352

Total Exchange Traded Fund (Cost $2,070,410)		1,704,352

Short-Term Investment (24.1%):
$27,944,161	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	27,944,161

Total Short-Term Investment (Cost $27,944,161)		27,944,161

Unaffiliated Investment Company (5.3%):
6,179,604	Dreyfus Treasury Prime Cash Management, 0.00%(b)	6,179,604

Total Unaffiliated Investment Company (Cost $6,179,604)		6,179,604

Total Investment Securities (Cost $144,308,593)(c)—124.1%		143,677,745
Net other assets (liabilities)—(24.1)%		(27,906,359)

Net Assets—100.0%		$115,771,386

Percentages indicated are based on net assets as of September 30, 2011.

^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $26,368,371.
*	Non-income producing security
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Bermuda	1.5%
Ireland (Republic of)	2.0
Liberia	0.5
Netherlands	0.2
Panama	0.3
Singapore	0.5
Switzerland	1.0
United States	94.0

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.4%):
22,400	AAR Corp.	$373,408
26,925	Ceradyne, Inc.*	724,013
24,590	Curtiss-Wright Corp.^	708,930

		1,806,351

Building Products (0.4%):
19,123	Universal Forest Products, Inc.	459,908

Capital Markets (1.7%):
120,574	GFI Group, Inc.^	484,707
9,671	Greenhill & Co., Inc.	276,494
44,645	Investment Technology Group, Inc.*	437,075
74,600	Knight Capital Group, Inc., Class A*^	907,136
3,819	Piper Jaffray Cos., Inc.*	68,475

		2,173,887

Chemicals (2.8%):
45,170	Chemtura Corp.*^	453,055
10,640	Cytec Industries, Inc.	373,889
43,100	H.B. Fuller Co.	785,282
14,140	Minerals Technologies, Inc.	696,678
48,307	OM Group, Inc.*	1,254,533

		3,563,437

Commercial Banks (8.5%):
56,855	Ameris Bancorp*^	495,207
15,260	BancFirst Corp.^	506,022
39,480	BancTrust Financial Group, Inc.*^	92,778
7,060	BOK Financial Corp.^	331,043
30,175	Bryn Mawr Bank Corp.	500,000
36,910	Chemical Financial Corp.^	565,092
41,270	Columbia Banking System, Inc.	590,987
24,260	Community Trust Bancorp, Inc.^	565,015
3,948	First Citizens BancShares, Inc., Class A	566,696
154,367	First Commonwealth Financial Corp.	571,158
27,090	First Financial Corp.^	745,246
211	First National Bank Alaska	319,665
69,110	FirstMerit Corp.	785,090
35,812	Hancock Holding Co.^	959,045
40,709	Investors Bancorp, Inc.*^	514,155
22,237	Merchants Bancshares, Inc.^	595,507
30,180	Northfield Bancorp, Inc.^	399,583
27,983	Northrim BanCorp, Inc.	541,471
27,988	West Coast Bancorp*^	391,832
25,214	Wintrust Financial Corp.^	650,773

		10,686,365

Commercial Services & Supplies (1.9%):
30,280	ABM Industries, Inc.^	577,137
11,511	Consolidated Graphics, Inc.*	420,497
26,597	Ennis, Inc.	347,357
15,769	G & K Services, Inc., Class A	402,740
22,240	United Stationers, Inc.	606,040

		2,353,771

Communications Equipment (1.8%):
23,470	Anaren, Inc.*	449,450
17,164	Bel Fuse, Inc., Class B^	267,587
18,352	Black Box Corp.	391,815
67,295	Symmetricom, Inc.*	292,060
65,320	Tekelec*^	394,533
107,830	Tellabs, Inc.	462,591

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
		$2,258,036

Computers & Peripherals (0.3%):
30,230	QLogic Corp.*^	383,316

Construction & Engineering (2.4%):
38,296	Comfort Systems USA, Inc.	318,623
46,453	Dycom Industries, Inc.*^	710,731
33,660	Emcor Group, Inc.*	684,308
31,436	KHD Humboldt Wedag International AG*^	193,192
18,590	Layne Christensen Co.*	429,429
51,046	Pike Electric Corp.*	345,581
29,036	Sterling Construction Co., Inc.*	324,332

		3,006,196

Consumer Finance (0.8%):
18,799	Cash America International, Inc.^	961,757

Containers & Packaging (1.6%):
26,546	Greif, Inc., Class A	1,138,558
8,590	Greif, Inc., Class B^	369,542
19,916	Packaging Corp. of America	464,043

		1,972,143

Diversified Consumer Services (0.7%):
37,856	Lincoln Educational Services Corp.	306,255
39,724	Regis Corp.^	559,711

		865,966

Diversified Financial Services (1.0%):
31,689	INTL FCStone, Inc.*	657,864
35,273	Medallion Financial Corp.	328,039
12,057	PICO Holdings, Inc.*	247,289

		1,233,192

Diversified Telecommunication Services (1.0%):
56,435	Cbeyond, Inc.*	398,431
45,820	Neutral Tandem, Inc.*	443,538
30,729	Warwick Valley Telephone Co.^	390,873

		1,232,842

Electric Utilities (2.0%):
23,108	ALLETE, Inc.^	846,446
23,720	IDACORP, Inc.	896,141
18,840	MGE Energy, Inc.^	766,223

		2,508,810

Electrical Equipment (1.6%):
17,830	Belden CDT, Inc.^	459,836
23,880	Brady Corp., Class A^	631,148
39,678	GrafTech International, Ltd.*^	503,911
13,399	Powell Industries, Inc.*	414,967

		2,009,862

Electronic Equipment, Instruments & Components (2.9%):
12,875	Anixter International, Inc.^	610,790
44,565	Benchmark Electronics, Inc.*	579,791
46,912	Brightpoint, Inc.*	432,059
28,665	Electro Scientific Industries, Inc.*	340,827
14,596	Littlelfuse, Inc.^	586,905
33,699	Methode Electronics, Inc.	250,384
13,938	MTS Systems Corp.	427,060
89,485	Nam Tai Electronics, Inc.	439,371

		3,667,187

Energy Equipment & Services (1.8%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
105,300	Cal Dive International, Inc.*	$201,123
25,977	Gulf Island Fabrication, Inc.^	537,204
41,115	Matrix Service Co.*	349,889
68,349	TGC Industries, Inc.*	300,736
12,212	Tidewater, Inc.^	513,514
69,821	Union Drilling, Inc.*^	328,159

		2,230,625

Food & Staples Retailing (1.5%):
18,140	Andersons, Inc. (The)^	610,593
18,422	Ruddick Corp.^	718,274
32,982	Spartan Stores, Inc.	510,561

		1,839,428

Food Products (1.0%):
62,180	Chiquita Brands International, Inc.*	518,581
33,730	Fresh Del Monte Produce, Inc.	782,536

		1,301,117

Gas Utilities (1.3%):
18,036	Laclede Group, Inc. (The)^	698,895
24,554	Southwest Gas Corp.	888,118

		1,587,013

Health Care Equipment & Supplies (3.4%):
8,680	Analogic Corp.	394,159
32,649	AngioDynamics, Inc.*^	429,008
24,434	Cantel Medical Corp.	516,046
12,692	ICU Medical, Inc.*^	467,066
18,016	Kensey Nash Corp.*	441,392
49,686	Medical Action Industries, Inc.*	250,914
12,258	Orthofix International NV*	423,023
35,432	Quidel Corp.*^	580,022
47,626	Symmetry Medical, Inc.*	367,673
11,932	Young Innovations, Inc.	340,062

		4,209,365

Health Care Providers & Services (4.5%):
29,747	AmSurg Corp.*	669,307
22,330	Centene Corp.*^	640,201
22,476	Healthspring, Inc.*	819,475
44,768	Kindred Healthcare, Inc.*^	385,900
16,060	Magellan Health Services, Inc.*	775,698
48,286	MedCath Corp.*^	670,210
24,530	Molina Healthcare, Inc.*	378,743
20,118	Owens & Minor, Inc.^	572,961
21,270	Triple-S Management Corp., Class B*	356,273
20,564	U.S. Physical Therapy, Inc.	380,845

		5,649,613

Hotels, Restaurants & Leisure (2.0%):
42,111	Benihana, Inc., Class A*^	362,576
23,772	Bob Evans Farms, Inc.^	677,977
54,224	Chesapeake Lodging Trust	654,484
16,510	P.F. Chang’s China Bistro, Inc.^	449,732
15,579	Red Robin Gourmet Burgers*^	375,298

		2,520,067

Household Durables (1.0%):
25,115	American Greetings Corp., Class A^	464,627
11,572	Cavco Industries, Inc.*^	398,540
20,865	CSS Industries, Inc.	348,028

		1,211,195

Shares		Fair Value
Common Stocks, continued
Household Products (0.5%):
25,300	Aaron’s, Inc.^	$638,825

Insurance (8.2%):
10,370	Allied World Assurance Co. Holdings AG	556,973
32,213	American Safety Insurance Holdings, Ltd.*	592,719
27,490	Argo Group International Holdings, Ltd.	779,891
24,089	Baldwin & Lyons, Inc., Class B^	514,782
47,428	eHealth, Inc.*^	647,866
26,951	EMC Insurance Group, Inc.^	495,898
13,130	Endurance Specialty Holdings, Ltd.	448,390
22,746	FBL Financial Group, Inc., Class A	605,499
70,192	Global Indemnity plc*^	1,198,879
17,405	Hanover Insurance Group, Inc. (The)	617,878
45,181	Horace Mann Educators Corp.	515,515
2,982	National Western Life Insurance Co., Class A^	404,061
15,027	Navigators Group, Inc.*^	649,166
41,180	Old Republic International Corp.^	367,326
18,850	Safety Insurance Group, Inc.^	713,095
42,501	Stewart Information Services Corp.^	375,709
43,833	United Fire & Casualty Co.	775,406

		10,259,053

Internet Software & Services (1.4%):
50,620	InfoSpace, Inc.*	423,183
17,037	j2 Global Communications, Inc.^	458,295
87,941	United Online, Inc.	459,932
30,580	ValueClick, Inc.*^	475,825

		1,817,235

IT Services (2.7%):
53,936	Acxiom Corp.*	573,879
15,424	CACI International, Inc., Class A*^	770,275
61,435	Convergys Corp.*	576,260
29,580	CSG Systems International, Inc.*^	373,891
134,679	Global Cash Access Holdings, Inc.*	344,778
135,532	MoneyGram International, Inc.*	315,790
27,580	TeleTech Holdings, Inc.*	420,319

		3,375,192

Machinery (3.8%):
17,106	Astec Industries, Inc.*	500,864
15,789	CIRCOR International, Inc.	463,723
20,585	EnPro Industries, Inc.*^	610,963
19,672	Freightcar America, Inc.*	283,474
17,801	Harsco Corp.	345,161
28,188	Kadant, Inc.*	500,619
18,960	L.B. Foster Co., Class A	421,481
22,938	Mueller Industries, Inc.^	885,177
23,547	Robbins & Myers, Inc.^	817,316

		4,828,778

Marine (0.6%):
45,720	Diana Shipping, Inc.	339,242
34,120	Nordic American Tankers, Ltd.^	481,092

		820,334

Metals & Mining (1.5%):
7,224	Haynes International, Inc.	313,883
25,552	Olympic Steel, Inc.^	432,851
90,260	Thompson Creek Metals Co., Inc.*	547,878

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or	Shares or	Shares or
Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
41,720	Worthington Industries, Inc.	$582,828

		1,877,440

Multi-Utilities (0.4%):
8,933	CH Energy Group, Inc.^	466,035

Oil, Gas & Consumable Fuels (2.6%):
20,120	Bill Barrett Corp.*^	729,149
34,800	Cloud Peak Energy, Inc.*^	589,860
23,750	Forest Oil Corp.*	342,000
41,230	James River Coal Co.*^	262,635
20,486	Stone Energy Corp.*^	332,078
25,277	Swift Energy Co.*	615,242
86,406	VAALCO Energy, Inc.*	419,933

		3,290,897

Paper & Forest Products (0.4%):
81,931	Wausau Paper Corp.^	523,539

Pharmaceuticals (2.4%):
28,100	Impax Laboratories, Inc.*	503,271
18,170	Medicis Pharmaceutical Corp., Class A^	662,842
20,600	Par Pharmaceutical Cos., Inc.*	548,372
55,596	Symetra Financial Corp.	453,107
44,760	ViroPharma, Inc.*^	808,813

		2,976,405

Professional Services (0.9%):
20,258	FTI Consulting, Inc.*^	745,697
29,759	Korn/Ferry International*	362,762

		1,108,459

Real Estate Investment Trusts (REITs) (5.1%):
18,920	Corporate Office Properties Trust^	412,078
97,301	Cousins Properties, Inc.^	569,211
110,186	DiamondRock Hospitality, Co.^	770,200
43,028	Franklin Street Properties Corp.^	486,647
18,140	Getty Realty Corp.^	261,579
12,968	National Health Investors, Inc.^	546,342
27,177	Potlatch Corp.^	856,619
50,570	Starwood Property Trust, Inc.^	867,781
125,286	Sunstone Hotel Investors, Inc.*	712,877
41,021	Terreno Realty Corp.^	526,299
26,472	Urstadt Biddle Properties, Inc., Class A^	422,758

		6,432,391

Real Estate Management & Development (0.2%):
24,247	Avatar Holdings, Inc.*^	198,341

Road & Rail (1.4%):
28,622	Heartland Express, Inc.^	388,114
11,717	Ryder System, Inc.	439,505
42,446	Werner Enterprises, Inc.^	884,150

		1,711,769

Semiconductors & Semiconductor Equipment (3.1%):
90,440	Amkor Technology, Inc.*^	394,318
27,310	ATMI, Inc.*^	432,044
14,310	Cabot Microelectronics Corp.*^	492,121
91,960	Entegris, Inc.*	586,705
75,900	Integrated Device Technology, Inc.*^	390,885
29,630	MKS Instruments, Inc.	643,267
15,692	Novellus Systems, Inc.*^	427,764
41,609	Tessera Technologies, Inc.*	496,812

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
		$3,863,916

Software (1.3%):
48,426	Compuware Corp.*^	370,943
36,454	Monotype Imaging Holdings, Inc.*	442,187
21,755	Parametric Technology Corp.*	334,592
26,800	Progress Software Corp.*	470,340

		1,618,062

Specialty Retail (6.2%):
12,514	America’s Car-Mart, Inc.*	363,156
16,040	Children’s Place Retail Stores, Inc. (The)*^	746,341
39,945	Finish Line, Inc. (The), Class A^	798,501
19,530	Foot Locker, Inc.	392,358
23,605	GameStop Corp., Class A*^	545,276
43,427	hhgregg, Inc.*^	423,413
75,170	Jones Group, Inc. (The)^	692,316
28,067	Men’s Wearhouse, Inc. (The)^	731,987
80,160	OfficeMax, Inc.*^	388,776
154,361	Pacific Sunwear of California, Inc.*^	185,233
34,780	RadioShack Corp.^	404,144
42,661	Rent-A-Center, Inc.^	1,171,044
22,408	Shoe Carnival, Inc.*	528,829
32,597	Stage Store, Inc.^	452,120

		7,823,494

Textiles, Apparel & Luxury Goods (1.2%):
38,141	Movado Group, Inc.	464,557
12,190	UniFirst Corp.	552,085
10,350	Warnaco Group, Inc. (The)*^	477,032

		1,493,674

Thrifts & Mortgage Finance (4.8%):
138,425	Bank Mutual Corp.^	361,289
77,626	BankFinancial Corp.	515,437
81,770	Beneficial Mutual Bancorp, Inc.*	609,186
88,256	Brookline Bancorp, Inc.^	680,454
44,932	Clifton Savings Bancorp, Inc.^	411,577
37,287	ESSA Bancorp, Inc.	391,886
62,099	Home Federal Bancorp, Inc.^	485,614
224,711	MGIC Investment Corp.*	420,210
56,040	Provident New York Bancorp^	326,153
77,951	TrustCo Bank Corp.^	347,661
29,471	United Financial Bancorp, Inc.	403,458
41,889	Washington Federal, Inc.	533,666
74,276	Westfield Financial, Inc.^	489,479

		5,976,070

Trading Companies & Distributors (0.9%):
19,222	Applied Industrial Technologies, Inc.	522,070
22,460	Kaman Corp., Class A^	625,511

		1,147,581

Wireless Telecommunication Services (0.8%):
36,007	NTELOS Holdings Corp.	638,404
30,387	Shenandoah Telecommunications Co.^	338,511

		976,915

Total Common Stocks (Cost $134,970,030)		124,915,854

Short-Term Investment (29.7%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Contracts		Fair Value
Short-Term Investment, continued
$37,186,366	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$37,186,366

Total Short-Term Investment (Cost $37,186,366)		37,186,366

Unaffiliated Investment Company (0.3%):
325,635	Dreyfus Treasury Prime Cash Management, 0.00%(b)	325,635

Total Unaffiliated Investment Company (Cost $325,635)		325,635

Total Investment Securities (Cost $172,482,031)(c)—129.7%		162,427,855
Net other assets (liabilities)—(29.7)%		(37,149,505)

Net Assets—100.0%		$125,278,350

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $35,180,936.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (0.8%):
38,450	Lockheed Martin Corp.^	$2,793,008

Automobiles (0.7%):
65,790	Harley-Davidson, Inc.	2,258,571

Beverages (5.2%):
129,250	Coca-Cola Co. (The)	8,732,130
56,110	Diageo plc, SP ADR	4,260,432
109,046	Heineken Holding NV	4,205,921

		17,198,483

Capital Markets (6.7%):
53,430	Ameriprise Financial, Inc.	2,103,005
730,550	Bank of New York Mellon Corp.	13,580,924
138,040	Charles Schwab Corp. (The)	1,555,711
13,870	Goldman Sachs Group, Inc. (The)	1,311,409
112,550	Julius Baer Group, Ltd.	3,751,922

		22,302,971

Chemicals (3.8%):
23,490	Air Products & Chemicals, Inc.	1,793,931
30,430	Ecolab, Inc.^	1,487,723
85,320	Monsanto Co.	5,122,613
56,196	Potash Corp. of Saskatchewan, Inc.	2,428,791
20,800	Praxair, Inc.	1,944,384

		12,777,442

Commercial Banks (5.0%):
693,876	Wells Fargo & Co.	16,736,289

Commercial Services & Supplies (2.3%):
237,880	Iron Mountain, Inc.^	7,521,766

Computers & Peripherals (0.7%):
100,120	Hewlett-Packard Co.	2,247,694

Construction Materials (0.6%):
29,750	Martin Marietta Materials, Inc.^	1,880,795

Consumer Finance (5.3%):
390,840	American Express Co.	17,548,716

Containers & Packaging (0.8%):
162,480	Sealed Air Corp.	2,713,416

Distributors (0.2%):
399,000	Li & Fung, Ltd.	655,103

Diversified Financial Services (0.2%):
21,614	Bank of America Corp.	132,278
23,536	JPMorgan Chase & Co.	708,904

		841,182

Energy Equipment & Services (0.7%):
11,100	Schlumberger, Ltd.	663,003
37,759	Transocean, Ltd.	1,802,615

		2,465,618

Food & Staples Retailing (9.9%):
231,020	Costco Wholesale Corp.	18,971,362
416,389	CVS Caremark Corp.	13,982,343

		32,953,705

Food Products (1.4%):
52,400	Kraft Foods, Inc., Class A	1,759,592
21,440	Nestle SA	1,178,954
51,950	Unilever NV, NYS^	1,635,905

		4,574,451

Health Care Equipment & Supplies (1.9%):
65,100	Baxter International, Inc.	3,654,714

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
36,490	Becton, Dickinson & Co.	$2,675,447

		6,330,161

Health Care Providers & Services (1.7%):
152,120	Express Scripts, Inc.*	5,639,088

Household Durables (0.2%):
14,272	Hunter Douglas NV	569,655

Insurance (10.9%):
34,100	ACE, Ltd.	2,066,460
9,080	Aon Corp.	381,178
64	Berkshire Hathaway, Inc., Class A*	6,835,200
14,240	Everest Re Group, Ltd.	1,130,371
1,990	Fairfax Financial Holdings, Ltd.(a)	763,232
4,010	Fairfax Financial Holdings, Ltd.	1,542,567
309,250	Loews Corp.	10,684,588
1,100	Markel Corp.*	392,843
489,510	Progressive Corp. (The)	8,693,698
80,498	Transatlantic Holdings, Inc.	3,905,763

		36,395,900

Internet & Catalog Retail (0.7%):
51,590	Expedia, Inc.^	1,328,443
76,160	Liberty Media Corp. - Interactive, Class A*	1,124,883

		2,453,326

Internet Software & Services (2.6%):
16,910	Google, Inc., Class A*	8,698,166

IT Services (0.4%):
14,090	Visa, Inc., Class A	1,207,795

Life Sciences Tools & Services (0.3%):
34,110	Agilent Technologies, Inc.*	1,065,937

Marine (0.9%):
852,300	China Shipping Development Co., Ltd., Share H	531,481
22,070	Kuehne & Nagel International AG, Registered Shares	2,469,512

		3,000,993

Media (1.4%):
40,900	Grupo Televisa SA, SP ADR	752,151
6,086	Liberty Media Corp. - Liberty Starz, Class A*	386,826
118,920	Walt Disney Co. (The)	3,586,627

		4,725,604

Metals & Mining (1.0%):
56,850	BHP Billiton plc	1,506,227
95,490	MMX Mineracao e Metalicos SA*	144,289
36,815	Rio Tinto plc	1,625,733

		3,276,249

Oil, Gas & Consumable Fuels (11.5%):
283,220	Canadian Natural Resources, Ltd.	8,289,849
1,348,700	China Coal Energy Co., Share H	1,172,958
128,180	Devon Energy Corp.	7,106,299
140,310	EOG Resources, Inc.^	9,963,413
141,550	Occidental Petroleum Corp.	10,120,825
290,060	OGX Petroleo e Gas Participacoes SA*	1,788,665

		38,442,009

Paper & Forest Products (0.1%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

$26,612,806	$26,612,806	$26,612,806
Shares or Principal Amount		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
9,900	Sino-Forest Corp., Class A*(a)	$13,662
278,530	Sino-Forest Corp., Class A*^	384,371

		398,033

Personal Products (0.1%):
24,990	Natura Cosmeticos SA	425,475

Pharmaceuticals (9.0%):
155,140	Johnson & Johnson Co.	9,883,969
346,702	Merck & Co., Inc.	11,340,623
36,690	Pfizer, Inc.	648,679
50,200	Roche Holding AG	8,078,935

		29,952,206

Real Estate Management & Development (1.2%):
53,560	Brookfield Asset Management, Inc., Class A	1,475,578
486,800	Hang Lung Group, Ltd.	2,472,413

		3,947,991

Semiconductors & Semiconductor Equipment (1.9%):
45,790	Intel Corp.	976,701
202,600	Texas Instruments, Inc.	5,399,290

		6,375,991

Software (2.0%):
177,250	Activision Blizzard, Inc.	2,109,275
179,490	Microsoft Corp.	4,467,506

		6,576,781

Specialty Retail (3.3%):
153,610	Bed Bath & Beyond, Inc.*	8,803,389
86,710	CarMax, Inc.*	2,068,033

		10,871,422

Tobacco (0.9%):
48,010	Philip Morris International, Inc.	2,994,864

Transportation Infrastructure (1.0%):
1,138,065	China Merchants Holdings International Co., Ltd.	3,056,511
83,490	LLX Logistica SA*	161,250

		3,217,761

Wireless Telecommunication Services (0.3%):
53,750	America Movil SAB de C.V., SP ADR, Series L	1,186,800

Total Common Stocks (Cost $259,849,263)		325,221,417

Convertible Bond (0.0%):
Paper & Forest Products (0.0%):
$488,000	Sino-Forest Corp., 5.00%, 8/1/13(b)	126,880

Shares or Principal Amount		Fair Value
Convertible Bond, continued
Total Convertible Bond (Cost $488,000)		$126,880

Short-Term Investment (8.0%):
$26,612,806	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	26,612,806

Total Short-Term Investment (Cost $26,612,806)		26,612,806

Unaffiliated Investment Company (2.2%):
7,388,599	Dreyfus Treasury Prime Cash Management, 0.00%(d)	7,388,599

Total Unaffiliated Investment Company (Cost $7,388,599)		7,388,599

Total Investment Securities (Cost $294,338,668)(e)—107.8%		359,349,702
Net other assets (liabilities)—(7.8)%		(26,011,878)

Net Assets—100.0%		$333,337,824

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
NYS	New York Shares
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $25,429,897.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of September 30, 2011 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	$488,000	$488,000	$126,880	0.0%

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(d)	The rate represents the effective yield at September 30, 2011.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Bermuda	0.3%
Brazil	0.8
Canada	4.5
China	0.5
Hong Kong	1.9
Mexico	0.6
Netherlands	2.1
Switzerland	5.8
United Kingdom	2.2
United States	81.3

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Equity Growth Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (1.2%):
15,310	Precision Castparts Corp.	$2,380,093

Auto Components (0.5%):
40,900	Johnson Controls, Inc.	1,078,533

Beverages (4.4%):
54,880	Coca-Cola Enterprises, Inc.	1,365,414
60,465	Dr Pepper Snapple Group, Inc.	2,344,833
83,200	PepsiCo, Inc.	5,150,080

		8,860,327

Biotechnology (2.4%):
24,520	Alexion Pharmaceuticals, Inc.*	1,570,751
19,140	Biogen Idec, Inc.*	1,782,891
34,270	Vertex Pharmaceuticals, Inc.*	1,526,386

		4,880,028

Chemicals (2.7%):
29,880	Air Products & Chemicals, Inc.	2,281,935
21,200	Eastman Chemical Co.	1,452,836
29,170	Monsanto Co.	1,751,367

		5,486,138

Commercial Banks (0.8%):
70,020	Wells Fargo & Co.	1,688,882

Communications Equipment (3.6%):
126,070	QUALCOMM, Inc.	6,130,784
61,610	Riverbed Technology, Inc.*	1,229,736

		7,360,520

Computers & Peripherals (9.4%):
34,133	Apple, Inc.*	13,010,817
123,890	EMC Corp.*	2,600,451
39,190	NetApp, Inc.*	1,330,109
52,750	SanDisk Corp.*	2,128,462

		19,069,839

Consumer Finance (0.9%):
75,600	Discover Financial Services	1,734,264

Diversified Financial Services (0.5%):
9,160	IntercontinentalExchange, Inc.*	1,083,262

Electrical Equipment (1.4%):
59,600	Cooper Industries plc	2,748,752

Energy Equipment & Services (4.2%):
27,680	Cameron International Corp.*	1,149,827
45,330	Ensco plc, SP ADR	1,832,692
50,600	Halliburton Co.	1,544,312
68,090	Schlumberger, Ltd.	4,067,016

		8,593,847

Food & Staples Retailing (0.8%):
25,150	Whole Foods Market, Inc.	1,642,547

Food Products (2.6%):
110,890	ConAgra Foods, Inc.	2,685,756
74,580	Kraft Foods, Inc., Class A	2,504,396

		5,190,152

Health Care Equipment & Supplies (2.3%):
45,600	Baxter International, Inc.	2,559,984
26,380	Covidien plc	1,163,358
27,770	St. Jude Medical, Inc.	1,004,996

		4,728,338

Health Care Providers & Services (2.7%):

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
16,050	Laboratory Corp. of America Holdings*	$1,268,752
31,960	McKesson, Inc.	2,323,492
76,120	Omnicare, Inc.	1,935,732

		5,527,976

Hotels, Restaurants & Leisure (2.6%):
42,554	Carnival Corp.	1,289,386
45,730	McDonald’s Corp.	4,016,009

		5,305,395

Household Durables (0.6%):
104,060	Newell Rubbermaid, Inc.	1,235,192

Household Products (2.3%):
26,510	Energizer Holdings, Inc.*	1,761,324
47,500	Procter & Gamble Co. (The)	3,001,050

		4,762,374

Industrial Conglomerates (2.0%):
72,390	Danaher Corp.	3,036,037
72,280	General Electric Co.	1,101,547

		4,137,584

Internet & Catalog Retail (3.7%):
25,220	Amazon.com, Inc.*	5,453,320
4,730	Priceline.com, Inc.*	2,125,946

		7,579,266

Internet Software & Services (3.4%):
13,227	Google, Inc., Class A*	6,803,704

IT Services (7.2%):
47,980	International Business Machines Corp.	8,397,940
6,850	MasterCard, Inc., Class A	2,172,546
64,160	Paychex, Inc.	1,691,899
43,076	Teradata Corp.*	2,305,858

		14,568,243

Life Sciences Tools & Services (0.6%):
35,970	Agilent Technologies, Inc.*	1,124,063

Machinery (6.1%):
60,470	Caterpillar, Inc.	4,465,105
32,590	Cummins, Inc.	2,661,299
54,102	Dover Corp.	2,521,153
80,480	Eaton Corp.	2,857,040

		12,504,597

Media (3.1%):
59,340	DIRECTV Group, Inc. (The), Class A*	2,507,115
44,340	Omnicom Group, Inc.	1,633,486
58,010	Viacom, Inc., Class B	2,247,307

		6,387,908

Metals & Mining (1.7%):
25,440	Cliffs Natural Resources, Inc.	1,301,765
68,410	Freeport-McMoRan Copper & Gold, Inc.	2,083,084

		3,384,849

Multiline Retail (2.2%):
103,950	Macy’s, Inc.	2,735,964
37,430	Nordstrom, Inc.	1,709,802

		4,445,766

Oil, Gas & Consumable Fuels (5.5%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Equity Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
38,960	Chevron Corp.	$3,604,579
38,680	EQT Corp.	2,063,965
24,500	Occidental Petroleum Corp.	1,751,750
40,370	Range Resources Corp.	2,360,030
41,590	Southwestern Energy Co.*	1,386,195

		11,166,519

Pharmaceuticals (4.1%):
22,710	Allergan, Inc.	1,870,850
35,310	Bristol-Myers Squibb Co.	1,108,028
33,520	Johnson & Johnson Co.	2,135,559
75,340	Pfizer, Inc.	1,332,011
27,410	Watson Pharmaceuticals, Inc.*	1,870,733

		8,317,181

Semiconductors & Semiconductor Equipment (1.3%):
66,170	Cree, Inc.*	1,719,097
67,300	Cypress Semiconductor Corp.	1,007,481

		2,726,578

Software (6.7%):
98,350	Electronic Arts, Inc.*	2,011,258
48,050	Intuit, Inc.*	2,279,492
196,120	Oracle Corp.	5,636,489
16,580	Salesforce.com, Inc.*	1,894,762
21,388	VMware, Inc., Class A*	1,719,167

		13,541,168

Specialty Retail (2.9%):
32,810	Bed Bath & Beyond, Inc.*	1,880,341
32,880	Dick’s Sporting Goods, Inc.*	1,100,165
59,310	Express, Inc.	1,203,400
46,190	Limited Brands, Inc.	1,778,777

		5,962,683

Textiles, Apparel & Luxury Goods (1.1%):
19,190	PVH Corp.	1,117,625
16,670	Under Armour, Inc., Class A*	1,107,055

		2,224,680

Tobacco (1.0%):
19,120	Lorillard, Inc.	2,116,584

	Total Common Stocks (Cost $196,354,704)	200,347,832

Unaffiliated Investment Company (1.4%):
2,938,850	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,938,850

	Total Unaffiliated Investment Company (Cost $2,938,850)	2,938,850

	Total Investment Securities (Cost $199,293,554)(b)—99.9%	203,286,682
	Net other assets (liabilities)—0.1%	229,962

	Net Assets—100.0%	$203,516,644

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
(a)	The rate represents the effective yield at September 30, 2011.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Ireland (Republic of)	1.9%
Netherlands	2.0
Panama	0.6
United Kingdom	0.9
United States	94.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (96.6%):
Aerospace & Defense (3.8%):
41,553	Boeing Co. (The)^	$2,514,372
41,348	General Dynamics Corp.	2,352,288
41,806	Lockheed Martin Corp.^	3,036,788
97,352	United Technologies Corp.	6,849,686

		14,753,134

Beverages (1.3%):
82,367	PepsiCo, Inc.	5,098,517

Biotechnology (1.5%):
103,337	Amgen, Inc.	5,678,368

Capital Markets (2.0%):
36,057	Franklin Resources, Inc.	3,448,492
43,857	Goldman Sachs Group, Inc. (The)	4,146,679

		7,595,171

Chemicals (0.5%):
25,077	Air Products & Chemicals, Inc.	1,915,131

Commercial Banks (8.1%):
274,755	Fifth Third Bancorp	2,775,025
71,736	HSBC Holdings plc, SP ADR	2,728,837
411,963	KeyCorp	2,442,941
170,783	PNC Financial Services Group, Inc.	8,230,033
185,411	U.S. Bancorp	4,364,575
463,652	Wells Fargo & Co.	11,183,286

		31,724,697

Computers & Peripherals (2.3%):
23,660	Apple, Inc.*	9,018,719

Consumer Finance (1.9%):
160,914	American Express Co.	7,225,039

Diversified Financial Services (2.4%):
308,652	JPMorgan Chase & Co.	9,296,598

Diversified Telecommunication Services (3.3%):
248,766	AT&T, Inc.	7,094,806
152,986	Verizon Communications, Inc.	5,629,885

		12,724,691

Electric Utilities (2.6%):
140,200	American Electric Power Co., Inc.	5,330,404
172,523	PPL Corp.	4,923,806

		10,254,210

Energy Equipment & Services (0.6%):
48,549	Baker Hughes, Inc.	2,241,022

Food & Staples Retailing (2.3%):
151,704	CVS Caremark Corp.	5,094,220
76,771	Wal-Mart Stores, Inc.	3,984,415

		9,078,635

Food Products (3.5%):
122,080	Kraft Foods, Inc., Class A	4,099,446
102,573	Nestle SA	5,640,338
121,963	Unilever NV, NYS^	3,840,615

		13,580,399

Health Care Equipment & Supplies (1.0%):
92,054	Covidien plc	4,059,581

Health Care Providers & Services (3.0%):
26,625	Humana, Inc.	1,936,436
207,381	UnitedHealth Group, Inc.	9,564,412

		11,500,848

Hotels, Restaurants & Leisure (2.1%):

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
105,151	Carnival Corp.	$3,186,075
55,683	McDonald’s Corp.	4,890,081

		8,076,156

Industrial Conglomerates (2.0%):
502,069	General Electric Co.	7,651,532

Insurance (5.4%):
65,115	ACE, Ltd.	3,945,969
179,374	Lincoln National Corp.	2,803,616
170,412	MetLife, Inc.	4,773,240
123,451	Prudential Financial, Inc.	5,784,914
208,363	XL Group plc	3,917,224

		21,224,963

IT Services (3.3%):
110,914	Accenture plc, Class A	5,842,949
39,932	International Business Machines Corp.	6,989,298

		12,832,247

Life Sciences Tools & Services (0.7%):
54,311	Thermo Fisher Scientific, Inc.*	2,750,309

Machinery (1.0%):
96,141	Illinois Tool Works, Inc.^	3,999,466

Media (2.8%):
153,964	Comcast Corp., Class A^	3,217,848
54,351	Time Warner Cable, Inc.^	3,406,177
137,918	Walt Disney Co. (The)	4,159,607

		10,783,632

Metals & Mining (2.4%):
78,804	BHP Billiton, Ltd., SP ADR^	5,235,738
136,070	Freeport-McMoRan Copper & Gold, Inc.	4,143,331

		9,379,069

Multi-Utilities (3.7%):
108,186	PG&E Corp.^	4,577,350
157,199	Public Service Enterprise Group, Inc.	5,245,730
91,418	Sempra Energy	4,708,027

		14,531,107

Multiline Retail (2.0%):
74,529	Kohl’s Corp.^	3,659,374
82,819	Target Corp.	4,061,444

		7,720,818

Oil, Gas & Consumable Fuels (11.2%):
83,262	Apache Corp.	6,680,943
153,613	ConocoPhillips^	9,726,775
126,367	Exxon Mobil Corp.	9,178,035
102,451	Hess Corp.	5,374,580
118,769	Occidental Petroleum Corp.	8,491,984
124,306	Peabody Energy Corp.	4,211,487

		43,663,804

Pharmaceuticals (7.7%):
193,073	Johnson & Johnson Co.	12,300,681
208,839	Merck & Co., Inc.	6,831,124
606,783	Pfizer, Inc.	10,727,923

		29,859,728

Real Estate Investment Trusts (REITs) (3.3%):
36,305	Avalonbay Communities, Inc.	4,140,585
46,550	Boston Properties, Inc.	4,147,605

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
41,427	Simon Property Group, Inc.^	$4,556,142

		12,844,332

Road & Rail (1.5%):
73,304	Union Pacific Corp.	5,986,738

Software (3.6%):
271,786	Microsoft Corp.	6,764,753
259,228	Oracle Corp.	7,450,213

		14,214,966

Specialty Retail (1.7%):
120,820	TJX Cos., Inc.	6,701,885

Tobacco (1.1%):
68,634	Philip Morris International, Inc.	4,281,389

Wireless Telecommunication Services (1.0%):
155,107	Vodafone Group plc, SP ADR	3,978,495

Total Common Stocks (Cost $384,058,223)		376,225,396

Short-Term Investment (10.4%):
40,416,414	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	40,416,414

Total Short-Term Investment (Cost $40,416,414)		40,416,414

Unaffiliated Investment Company (2.8%):
10,968,279	Dreyfus Treasury Prime Cash Management, 0.00%(b)	10,968,279

	Total Unaffiliated Investment Company (Cost $10,968,279)	10,968,279

Total Investment Securities (Cost $435,442,916)(c)—109.8%		427,610,089
	Net other assets (liabilities)—(9.8)%	(38,027,843)

	Net Assets—100.0%	$389,582,246

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
NYS	New York Shares
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $38,736,837.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Australia	1.4%
Ireland (Republic of)	3.6
Netherlands	1.0
Panama	0.8
Switzerland	2.5
United Kingdom	1.7
United States	89.0

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (7.1%):
$825,825	321 Henderson Receivables LLC, Series 2010-3A, Class A, 3.82%, 1/15/32(a)	$831,262
1,220,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.61%, 10/8/15	1,228,244
1,786,642	Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.47%, 4/16/21(a)(b)	1,649,124
440,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.30%, 6/20/14	455,113
760,000	Citibank Omni Master Trust, Series 2009-A12, Class A12, 3.35%, 8/15/16(a)	773,778
1,240,000	Citibank Omni Master Trust, Series 2009-A13, Class A13, 5.35%, 8/15/18(a)	1,358,950
635,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.98%, 8/15/18(a)(b)	664,390
1,040,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.90%, 11/15/18(a)	1,132,337
435,000	Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18(a)	435,419
28,446	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.33%, 5/25/37(b)	10,965
472,501	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 7/15/59(a)	542,375
800,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 1/15/17	707,319
460,000	Nelnet Student Loan Trust, Series 2008-2, Class A4, 2.06%, 6/26/34(b)	474,752
538,426	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13(a)	534,388
640,032	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class C, 2.01%, 6/15/13(a)	630,623
500,000	Santander Consumer Acquired Receivables Trust, Series 2011-W0, Class C, 3.19%, 10/15/15(a)	509,677
845,000	Santander Drive Auto Receivables Trust, Series 2010-B, Class A3, 1.31%, 2/17/14(a)	846,468
1,315,000	Santander Drive Auto Receivables Trust, Series 2011-2, Class A2, 1.04%, 4/15/14	1,313,924
2,270,000	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.46%, 5/15/17	2,270,708
568,720	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 7/15/13(a)	561,440
421,966	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class C, 2.86%, 8/15/13(a)	420,890

Principal Amount		Fair Value
Asset Backed Securities, continued
$750,000	SLC Student Loan Trust, Series 2008-1, Class A4A, 1.95%, 12/15/32(b)	$773,541
983,823	SLM Student Loan Trust, Series 2004-B, Class A2, 0.55%, 6/15/21(b)	948,136
530,000	SLM Student Loan Trust, Series 2008-4, Class A4, 1.90%, 1/24/17(b)	548,012
625,000	SLM Student Loan Trust, Series 2008-5, Class A4, 1.95%, 7/25/23^(b)	641,987
755,142	SLM Student Loan Trust, Series 2010-1, Class A, 0.63%, 7/25/17(b)	751,453
224,896	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26(a)	224,896

Total Asset Backed Securities (Cost $21,277,898)		21,240,171

Collateralized Mortgage Obligations (7.0%):
350,000	Arkle Master Issuer plc, Series 2006-1X, Class 5A2, 0.96%, 2/17/52(a)(b)	541,857
590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.44%, 5/17/60(a)(b)	587,597
690,000	Arkle Master Issuer plc, Series 2010-2A, Class 1A1, 1.69%, 5/17/60(a)(b)	689,186
200,000	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 8/10/16	186,593
235,183	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.80%, 7/10/12(b)	238,335
1,510,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 5.98%, 8/10/14(b)	1,595,117
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class AM, 5.45%, 12/15/15(b)	47,679
590,000	Commercial Mortgage Pass-Through Certificate, Series 2006-C8, Class AM, 5.35%, 12/10/16	522,242
100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 6.01%, 6/15/16(b)	90,913
703,718	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49(b)	706,093
818,601	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A2, 5.90%, 6/15/39(b)	828,501
1,132,336	DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/1/17(a)	1,156,624
1,320,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19(a)	1,372,617
460,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.22%, 11/5/15(a)	442,166
98,095	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	104,349
755,000	Fannie Mae, Series 2011-52, Class GB, 5.00%, 6/25/41	862,033

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,055,000	Fannie Mae, Series 2011-99, Class DB, 5.00%, 10/25/41	$1,183,949
66,375	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	69,192
110,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 6.07%, 7/10/16(b)	85,974
330,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 1/10/17	342,179
216,667	Holmes Master Issuer plc, Series 2007-2A, Class 3A1, 0.33%, 7/15/21(b)	216,571
890,000	Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.65%, 10/15/54(a)(b)	888,949
729,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2, 4.77%, 3/12/39	750,421
180,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AJ, 5.62%, 5/12/45	128,188
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,315,702
965,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	996,469
999,628	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, 6/15/49(b)	1,014,701
170,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 6.09%, 6/15/38(b)	165,977
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, 5.38%, 10/15/16	342,550
190,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45(b)	203,796
1,160,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39(b)	1,225,132
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.17%, 7/12/17(b)	683,090
200,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 6.03%, 8/11/12(b)	203,557
319,000	Permanent Master Issuer plc, Series 2006-1, Class 6A1, 0.95%, 4/15/20(a)(b)	487,428

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 4/16/17(a)(b)	$687,651

	Total Collateralized Mortgage Obligations (Cost $20,889,915)	20,963,378

Corporate Bonds (17.7%):
Automobiles (0.5%):
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14(a)	1,356,979

Beverages (0.3%):
555,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.00%, 10/15/12	566,528
345,000	PepsiCo, Inc., 0.80%, 8/25/14	343,254

		909,782

Capital Markets (1.3%):
2,175,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/7/16	2,117,526
150,000	Morgan Stanley, 4.00%, 7/24/15	141,391
535,000	Morgan Stanley, 5.50%, 7/28/21^	495,548
905,000	Morgan Stanley, Series F, 6.25%, 8/28/17, MTN	893,641
310,000	Morgan Stanley, Series G, 2.79%, 5/14/13, MTN(b)	299,761

		3,947,867

Computers & Peripherals (0.5%):
1,450,000	IBM Corp., 1.95%, 7/22/16	1,462,740

Diversified Financial Services (3.5%):
725,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	659,613
1,925,000	Citigroup, Inc., 4.59%, 12/15/15	1,976,517
2,200,000	Citigroup, Inc., 3.95%, 6/15/16^	2,194,766
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	601,339
370,000	General Electric Capital Corp., 4.38%, 9/16/20, MTN	376,494
1,500,000	JPMorgan Chase & Co., 3.45%, 3/1/16	1,506,186
2,650,000	JPMorgan Chase & Co., 3.15%, 7/5/16	2,632,791
260,000	JPMorgan Chase & Co., 6.30%, 4/23/19	294,146
328,241	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	339,142

		10,580,994

Diversified Telecommunication Services (0.6%):
400,000	AT&T, Inc., 6.40%, 5/15/38	464,253
522,000	GTE Corp., 6.84%, 4/15/18	628,764
450,000	Verizon Communications, Inc., 6.90%, 4/15/38	580,406
100,000	Virgin Media Secured Finance plc, 5.50%, 1/15/21	152,803

		1,826,226

Electric Utilities (1.7%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	261,614
600,000	Constellation Energy Group, Inc., 5.15%, 12/1/20, Callable 9/1/20 @ 100	611,896
100,000	Duke Energy Corp., 3.95%, 9/15/14	106,233

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$65,000	Florida Power & Light Co., 5.95%, 2/1/38	$83,010
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	47,066
452,000	Ohio Power Co., Series K, 6.00%, 6/1/16	520,072
450,000	Ohio Power Co., Series M, 5.38%, 10/1/21	503,371
850,000	Pacificorp, 5.65%, 7/15/18	1,023,115
550,000	Progress Energy Carolina, Inc., 3.00%, 9/15/21, Callable 6/15/21 @ 100	553,863
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	412,837
925,000	Xcel Energy, Inc., 4.70%, 5/15/20, Callable 11/15/19 @ 100	1,033,997

		5,157,074

Electronic Equipment, Instruments & Components (0.4%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	789,798
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)	422,319

		1,212,117

Food Products (0.5%):
76,000	Kraft Foods, Inc., 6.13%, 2/1/18	89,208
614,000	Kraft Foods, Inc., 4.13%, 2/9/16	653,827
329,000	Kraft Foods, Inc., 6.50%, 8/11/17	390,385
225,000	Kraft Foods, Inc., 5.38%, 2/10/20	254,637

		1,388,057

Gas Utilities (0.2%):
124,000	Keyspan Gas East Corp., 5.82%, 4/1/41(a)	150,561
575,000	LG&E and KU Energy LLC, 3.75%, 11/15/20	556,490

		707,051

Health Care Equipment & Supplies (0.3%):
210,000	Boston Scientific Corp., 6.25%, 11/15/15	233,642
525,000	Stryker Corp., 2.00%, 9/30/16	527,532

		761,174

Health Care Providers & Services (0.1%):
200,000	Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21, Callable 3/1/21 @ 100	192,075

Health Care Technology (0.2%):
219,000	Life Technologies Corp., 6.00%, 3/1/20^	242,448
320,000	Life Technologies Corp., 5.00%, 1/15/21, Callable 10/15/20 @ 100	331,317

		573,765

Household Products (0.1%):
460,000	Procter & Gamble Co. (The), 1.45%, 8/15/16^	460,040

Industrial Conglomerates (0.5%):
650,000	Danaher Corp., 2.30%, 6/23/16^	665,872
233,000	Dow Chemical Co. (The), 4.25%, 11/15/20, Callable 8/15/20 @ 100^	234,251

Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	$593,210

		1,493,333

Insurance (1.6%):
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	119,697
775,000	Berkshire Hathaway, Inc., 2.20%, 8/15/16	780,058
960,000	MetLife Global Funding I, 2.50%, 1/11/13(a)	970,205
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14(a)	1,125,131
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,293,890
350,000	Prudential Financial, Inc., 6.20%, 11/15/40, MTN	359,552
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	211,186

		4,859,719

Machinery (0.3%):
850,000	Xylem, Inc., 3.55%, 9/20/16(a)	852,516

Media (2.6%):
671,000	Comcast Corp., 5.88%, 2/15/18	777,386
300,000	Comcast Corp., 5.70%, 5/15/18	346,719
337,000	Comcast Corp., 6.40%, 3/1/40	392,196
295,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	406,350
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	593,299
925,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	994,375
173,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/1/19	194,642
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	307,043
950,000	NBCUniversal Media LLC, 4.38%, 4/1/21	975,779
490,000	News America, Inc., 7.25%, 5/18/18	570,083
165,000	News America, Inc., 4.50%, 2/15/21	165,768
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	581,316
250,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	247,102
1,015,000	Time Warner, Inc., 6.20%, 7/1/13	1,096,477

		7,648,535

Metals & Mining (0.4%):
420,000	Barrick NA Finance LLC, 4.40%, 5/30/21	430,683
645,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	691,763

		1,122,446

Multi-Utilities (0.3%):
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	348,802

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$400,000	Dominion Resources, Inc., Series C, 4.90%, 8/1/41	$417,868

		766,670

Oil, Gas & Consumable Fuels (1.1%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	168,618
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	63,089
425,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	476,775
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	237,765
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	52,814
575,000	Enterprise Products Operating LP, 4.05%, 2/15/22	576,048
550,000	Enterprise Products Operating LP, 5.95%, 2/1/41	589,981
50,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	58,041
225,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	256,072
186,000	Marathon Petroleum Corp., 6.50%, 3/1/41(a)	200,658
30,000	Petrobras International Finance, Inc., 5.88%, 3/1/18	31,241
265,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)	271,603
300,000	Southwestern Energy Co., 7.50%, 2/1/18^	339,814

		3,322,519

Paper & Forest Products (0.2%):
480,000	International Paper Co., 7.95%, 6/15/18	554,413

Specialty Retail (0.2%):
465,000	Home Depot, Inc. (The), 5.88%, 12/16/36	541,349
17,000	Home Depot, Inc. (The), 5.40%, 9/15/40, Callable 3/15/40 @ 100	18,728
40,000	Home Depot, Inc. (The), 5.95%, 4/1/41, Callable 10/1/40 @ 100	47,574

		607,651

Thrifts & Mortgage Finance (0.0%):
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	93,953

Tobacco (0.3%):
925,000	Philip Morris International, Inc., 2.50%, 5/16/16	953,618

Total Corporate Bonds (Cost $51,804,450)		52,811,314

Yankee Dollars (8.2%):
Capital Markets (0.3%):
760,000	UBS AG Stamford CT, 2.25%, 8/12/13	746,373
250,000	UBS AG Stamford CT, 4.88%, 8/4/20	240,724

		987,097

Commercial Banks (2.7%):
385,000	Barclays Bank plc, 6.05%, 12/4/17(a)	353,387

Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$655,000	DnB NOR ASA, 2.10%, 10/14/15^(a)	$662,885
1,355,000	DnB NOR ASA, 2.90%, 3/29/16(a)	1,404,210
240,000	Eksportfinans A/S, 3.00%, 11/17/14	253,417
396,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN	464,716
875,000	HSBC Bank plc, 3.10%, 5/24/16^(a)	869,902
1,920,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(a)	1,904,294
1,205,000	SpareBank 1 Boligkreditt AS, Series 2011-2, 2.63%, 5/27/16(a)	1,230,260
1,015,000	Swedbank Hypotek AB, 2.95%, 3/28/16^(a)	1,059,320

		8,202,391

Diversified Financial Services (1.7%):
145,000	BP Capital Markets plc, 3.13%, 3/10/12	146,342
500,000	BP Capital Markets plc, 3.88%, 3/10/15	530,108
725,000	BP Capital Markets plc, 3.13%, 10/1/15	749,128
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	710,769
425,000	Credit Suisse Group AG, 5.40%, 1/14/20	408,301
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,395,013
260,000	Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49, Callable 5/15/17 @ 100(b)	204,100
100,000	Credit Suisse, NY, 5.50%, 5/1/14	105,715
310,000	Manulife Financial Corp., 3.40%, 9/17/15	315,417
455,000	Nomura Holdings, Inc., 4.13%, 1/19/16, MTN	461,717

		5,026,610

Diversified Telecommunication Services (0.5%):
485,000	Telefonica Emisiones SAU, 4.95%, 1/15/15	478,498
315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	334,687
765,000	Vodafone Group plc, 4.15%, 6/10/14	821,864

		1,635,049

Metals & Mining (0.1%):
250,000	Codelco, Inc., 3.75%, 11/4/20(a)	248,529

Oil, Gas & Consumable Fuels (1.0%):
235,000	Canadian Natural Resources, Ltd., 6.50%, 2/15/37	287,275
320,000	Ensco plc, 4.70%, 3/15/21	326,155
225,000	Nexen, Inc., 6.20%, 7/30/19	256,677
260,000	Nexen, Inc., 7.50%, 7/30/39	304,509
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,071,360
645,000	Petrobras International Finance Co., 5.75%, 1/20/20	669,510

		2,915,486

Sovereign Bonds (1.6%):
1,950,000	Aid-Israel, 5.50%, 9/18/23	2,475,305
635,000	Province of Ontario, 2.95%, 2/5/15	671,241
142,000	Republic of Italy, 6.88%, 9/27/23	139,908

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$726,600	Russia Foreign Bond, 6.15%, 3/31/30(a)(c)	$816,466
480,000	United Mexican States, Series A, 5.13%, 1/15/20^	519,600
70,000	United Mexican States, Series E, 5.95%, 3/19/19, MTN	79,450

		4,701,970

Wireless Telecommunication Services (0.3%):
893,000	America Movil SAB de C.V., 2.38%, 9/8/16	863,531

Total Yankee Dollars (Cost $24,144,256)		24,580,663

Municipal Bond (0.1%):
130,000	Municipal Electric Authority of Georgia, Build America Bonds, Revenue, Series A, 7.06%, 4/1/57	134,529

Total Municipal Bond (Cost $119,414)		134,529

U.S. Government Agency (0.1%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	166,513

Total U.S. Government Agency (Cost $128,589)		166,513

U.S. Government Agency Mortgages (45.3%):
Federal Home Loan Mortgage Corporation (7.6%)
2,360,000	1.00%, 8/27/14, Pool # Q02776	2,385,755
5,290,000	3.53%, 9/30/19, Callable 3/30/12 @ 100	5,363,478
2,312,647	4.50%, 10/1/39, Pool #G08368	2,449,551
3,537,724	4.50%, 11/1/39, Pool #G08372	3,747,149
2,300,000	5.50%, 10/15/40TBA(d)	2,487,234
2,700,000	5.00%, 11/15/40TBA(d)	2,889,000
1,185,189	4.00%, 12/1/40, Pool #A95575	1,243,584
381,933	4.00%, 12/1/40, Pool #A95656	400,751
550,952	4.00%, 12/1/40, Pool #A95856	578,098
1,070,268	4.50%, 8/1/41, Pool #Q02663	1,137,640
190,654	4.50%, 8/1/41, Pool #Q02776	202,656

		22,884,896

Federal National Mortgage Association (32.1%)
1,100,000	5.13%, 1/2/14	1,201,751
1,065,000	5.00%, 3/2/15	1,215,368
2,600,000	5.38%, 7/15/16^	3,104,283
2,250,000	1.25%, 9/28/16	2,245,788
1,208,933	5.00%, 1/1/18, Pool #AL0058	1,298,800
815,989	4.00%, 7/1/19, Pool #AE0968	864,432
2,285,000	4.54%, 10/9/19(e)	1,737,393
1,241,141	5.50%, 7/1/25, Pool #AE0096	1,360,096
3,000,000	4.00%, 10/25/25TBA(d)	3,161,250
1,200,000	5.50%, 10/25/26TBA(d)	1,300,125
1,400,000	3.00%, 10/25/26TBA(d)	1,442,219
4,000,000	3.50%, 10/25/26TBA(d)	4,176,250
100,000	4.50%, 10/25/26TBA(d)	106,391
1,251,943	5.50%, 1/1/33, Pool #676661	1,368,022
907,867	5.50%, 5/1/33, Pool #555424	992,327
613,431	5.00%, 7/1/34, Pool #725589	662,780
2,194,026	5.50%, 2/1/35, Pool #735989	2,397,453

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$140,095	6.00%, 4/1/35, Pool #735504	$155,601
4,608,436	5.50%, 9/1/36, Pool #995113	5,037,165
120,021	6.50%, 7/1/37, Pool #888596	133,104
667,233	5.50%, 2/1/38, Pool #961545	725,137
1,272,798	5.50%, 5/1/38, Pool #889441	1,383,253
1,768,531	5.50%, 5/1/38, Pool #889692	1,924,217
1,360,707	5.50%, 6/1/38, Pool #995018	1,482,831
376,698	5.50%, 9/1/38, Pool #889995	409,859
544,531	6.50%, 10/1/38, Pool #889984	603,890
1,668,001	4.50%, 4/1/39, Pool #AA4463	1,771,816
540,290	5.50%, 10/1/39, Pool #AD0362	590,554
425,256	5.50%, 12/1/39, Pool #AD0571	464,819
7,400,000	5.00%, 10/25/40TBA(d)	7,959,625
990,464	3.23%, 7/1/41, Pool #AL0533(b)	1,034,621
893,225	4.50%, 7/1/41, Pool #AI7782	955,518
198,370	4.50%, 7/1/41, Pool #AI7800	212,204
2,489,819	4.50%, 7/1/41, Pool #AL0616	2,661,480
6,045,351	4.50%, 7/1/41, Pool #AL0617	6,462,150
7,300,000	6.00%, 11/25/41TBA(d)	7,993,500
374,594	6.50%, 7/1/41, Pool #AL0583	412,521
1,719,507	4.50%, 8/1/41, Pool #AI5917	1,839,425
1,538,624	4.50%, 8/1/41, Pool #AI8191	1,640,637
236,380	4.50%, 8/1/41, Pool #AI8222	252,052
7,000,000	3.50%, 10/25/41TBA(d)	7,191,407
13,575,000	4.00%, 10/25/41TBA(d)	14,228,297

		96,160,411

Government National Mortgage Association (5.6%)
174,148	6.50%, 8/20/38, Pool #4223	197,221
279,180	6.50%, 10/15/38, Pool #673213	317,269
92,391	6.50%, 11/20/38, Pool #4292	104,632
190,891	6.50%, 12/15/38, Pool #782510	216,957
1,274,222	5.00%, 4/15/39, Pool #782619	1,400,738
2,200,000	4.00%, 10/15/41TBA(d)	2,352,625
3,000,000	5.00%, 10/15/41TBA(d)	3,294,375
6,800,000	4.50%, 10/20/41TBA(d)	7,370,562
1,000,000	5.00%, 10/20/41TBA(d)	1,098,281

		16,352,660

Total U.S. Government Agency Mortgages (Cost $134,044,799)		135,397,967

U.S. Treasury Obligations (21.1%):
U.S. Treasury Bonds (8.1%)
2,425,000	4.50%, 2/15/36	3,139,997
380,000	4.63%, 2/15/40	507,775
1,855,000	4.38%, 5/15/40	2,387,737
3,160,000	3.88%, 8/15/40	3,754,475
3,758,300	4.75%, 2/15/41	5,135,364
7,626,000	3.75%, 8/15/41^(f)	8,878,342

		23,803,690

U.S. Treasury Inflation Index Note (1.5%)
4,574,644	2.00%, 4/15/12	4,616,461
U.S. Treasury Notes (11.5%)
9,430,000	1.50%, 7/31/16	9,683,478
9,265,000	1.00%, 9/30/16	9,278,712
75,000	2.38%, 7/31/17	80,109
13,710,000	2.25%, 7/31/18	14,468,328
495,000	1.38%, 9/30/18	492,602
565,000	3.63%, 2/15/20(f)	652,222

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Contracts		Fair Value
U.S. Treasury Obligations, continued

		34,655,451

Total U.S. Treasury Obligations (Cost $60,088,849)		63,075,602

Short-Term Investment (5.5%):
$16,471,793	Allianz Variable Insurance Products Securities Lending Collateral Trust, (g)	$16,471,793

Total Short-Term Investment (Cost $16,471,793)		16,471,793

Unaffiliated Investment Company (13.6%):
40,611,868	Dreyfus Treasury Prime Cash Management, 0.00%(e)	40,611,868

Total Unaffiliated Investment Company (Cost $40,611,868)		40,611,868

Total Investment Securities (Cost $369,581,831)(h)—125.7%		375,453,798
Net other assets (liabilities)—(25.7)%		(76,814,551)

Net Assets—100.0%		$298,639,247

Percentages indicated are based on net assets as of September 30, 2011.

MTN	Medium Term Note
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $16,049,260.
TBA	To be Announced
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2011. The date presented represents the final maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at September 30, 2011.
(d)	Security purchased on a “when-issued” basis. The cost of securities was $39,131,004.
(e)	The rate represents the effective yield at September 30, 2011.
(f)	All or a portion of the security has been segregated with the custodian to cover margin requirements. The aggregate fair value of the segregated portion of such securities was $166,990 as of September 30, 2011.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(h)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $41,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/20/11	(47)	$(6,128,610)	$14,204
U.S. Treasury Long Bond December Futures	Long	12/20/11	66	8,974,625	438,625
U.S. Treasury Ultra Bond December Futures	Short	12/20/11	(29)	(4,152,015)	(448,110)
U.S. Treasury 5-Year Note December Futures	Short	12/30/11	(111)	(13,608,944)	13,178
U.S. Treasury 2-Year Note December Futures	Long	12/30/11	91	20,064,657	(26,172)

Total					$(8,275)

As of September 30, 2011, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Deliver 753,000 British Pound in exchange for U.S. Dollar	Royal Bank Of Scotland	10/7/11	$1,203,194	$1,173,996	$29,198
Deliver 749,500 British Pound in exchange for U.S. Dollar	Citibank	1/18/12	1,168,096	1,167,371	725

					$29,923

Long Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive 749,500 British Pound in exchange for U.S. Dollar	Citibank	10/7/11	$1,169,219	$1,168,539	$(680)

					$(680)

Securities Sold Short (-9.3)%

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal Home Loan Mortgage Corporation—October TBA	4.50%	10/15/40	$(1,200,000)	$(1,269,750)	$(1,269,187)	$563
Federal National Mortgage Association—October TBA	4.50%	10/25/40	(12,400,000)	(13,216,828)	(13,153,687)	63,141
Federal National Mortgage Association—October TBA	5.50%	10/25/41	(12,200,000)	(13,317,125)	(13,238,906)	78,219

				$(27,803,703)	$(27,661,780)	$141,923

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Canada	0.7%
Cayman Islands	0.3
Chile	0.1
Israel	0.7
Italy	— ^
Japan	0.1
Mexico	0.4
Norway	1.6
Russian Federation	0.2
Sweden	0.3
Switzerland	0.7
United Kingdom	1.3
United States	93.6

100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Small Cap Value Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (1.9%):
86,500	AAR Corp.	$1,441,955
64,000	Ceradyne, Inc.*	1,720,960

		3,162,915

Airlines (1.1%):
153,800	SkyWest, Inc.	1,770,238

Auto Components (3.5%):
53,000	Autoliv, Inc.^	2,570,500
40,500	Drew Industries, Inc.^	809,190
104,200	Gentex Corp.^	2,506,010

		5,885,700

Automobiles (2.0%):
131,000	Thor Industries, Inc.^	2,901,650
65,100	Winnebago Industries, Inc.*^	450,492

		3,352,142

Building Products (4.2%):
69,900	American Woodmark Corp.^	846,489
126,900	Apogee Enterprises, Inc.	1,090,071
144,000	Gibraltar Industries, Inc.*	1,169,280
70,900	Simpson Manufacturing Co., Inc.	1,767,537
88,700	Universal Forest Products, Inc.^	2,133,235

		7,006,612

Chemicals (3.7%):
74,000	A. Schulman, Inc.	1,257,260
52,400	Cabot Corp.	1,298,472
31,500	H.B. Fuller Co.	573,930
116,600	RPM International, Inc.	2,180,420
30,300	Sensient Technologies Corp.^	986,265

		6,296,347

Commercial Banks (1.2%):
57,400	Chemical Financial Corp.^	878,794
98,000	Oriental Financial Group, Inc.	947,660
11,400	Peoples Bancorp, Inc.^	125,400

		1,951,854

Commercial Services & Supplies (1.9%):
98,400	ABM Industries, Inc.	1,875,504
52,100	Mine Safety Appliances Co.	1,404,616

		3,280,120

Construction & Engineering (2.0%):
53,000	Emcor Group, Inc.*^	1,077,490
120,500	Granite Construction, Inc.^	2,261,785

		3,339,275

Containers & Packaging (0.5%):
20,600	AptarGroup, Inc.^	920,202

Diversified Consumer Services (2.3%):
87,000	Hillenbrand, Inc.^	1,600,800
162,000	Regis Corp.^	2,282,580

		3,883,380

Electric Utilities (1.2%):
142,500	NV Energy, Inc.	2,096,175

Electrical Equipment (4.1%):
19,050	A.O. Smith Corp.^	610,171
73,000	Brady Corp., Class A^	1,929,390
29,600	Franklin Electric Co., Inc.	1,073,888
14,300	General Cable Corp.*	333,905
36,000	Powell Industries, Inc.*	1,114,920
26,900	Roper Industries, Inc.^	1,853,679

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued

		$6,915,953

Electronic Equipment, Instruments & Components (3.3%):
206,000	Benchmark Electronics, Inc.*^	2,680,060
34,100	Multi-Fineline Electronix, Inc.*	679,954
87,000	Rofin-Sinar Technologies, Inc.*	1,670,400
60,600	Schawk, Inc.	598,122

		5,628,536

Energy Equipment & Services (10.1%):
63,500	Atwood Oceanics, Inc.*	2,181,860
76,100	Bristow Group, Inc.^	3,228,923
118,000	Helix Energy Solutions Group, Inc.*^	1,545,800
40,800	Oil States International, Inc.*	2,077,536
101,000	Rowan Cos., Inc.*^	3,049,190
68,800	Tidewater, Inc.^	2,893,040
52,400	Unit Corp.*	1,934,608

		16,910,957

Food & Staples Retailing (0.0%):
500	Casey’s General Stores, Inc.^	21,825

Food Products (1.3%):
35,500	Lancaster Colony Corp.^	2,165,855

Gas Utilities (0.9%):
35,200	Energen Corp.	1,439,328

Health Care Equipment & Supplies (2.8%):
1,200	Hill-Rom Holdings, Inc.	36,024
59,700	STERIS Corp.^	1,747,419
37,100	Teleflex, Inc.^	1,994,867
23,000	West Pharmaceutical Services, Inc.^	853,300

		4,631,610

Household Durables (2.4%):
73,400	D.R. Horton, Inc.	663,536
29,000	Ethan Allen Interiors, Inc.^	394,690
81,600	Hooker Furniture Corp.^	738,480
174,900	La-Z-Boy, Inc.*^	1,296,009
33,400	M.D.C. Holdings, Inc.^	565,796
69,600	M/I Homes, Inc.*	418,296

		4,076,807

Industrial Conglomerates (1.1%):
57,100	Carlisle Cos., Inc.	1,820,348

Insurance (12.7%):
5,200	American National Insurance Co.	360,100
37,700	Arthur J. Gallagher & Co.	991,510
78,700	Aspen Insurance Holdings, Ltd.	1,813,248
60,000	Hanover Insurance Group, Inc. (The)	2,130,000
29,200	HCC Insurance Holdings, Inc.	789,860
99,200	Montpelier Re Holdings, Ltd.	1,753,856
222,400	Old Republic International Corp.^	1,983,808
179,000	Protective Life Corp.	2,797,770
19,500	RLI Corp.	1,239,810
64,000	StanCorp Financial Group, Inc.^	1,764,480
124,600	Tower Group, Inc.^	2,848,356
22,600	Transatlantic Holdings, Inc.	1,096,552
68,600	Validus Holdings, Ltd.	1,709,512

		21,278,862

Leisure Equipment & Products (0.7%):
83,500	Brunswick Corp.^	1,172,340

Life Sciences Tools & Services (1.4%):
3,600	Mettler-Toledo International, Inc.*^	503,856

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
73,100	Pharmaceutical Product Development, Inc.	$1,875,746

		2,379,602

Machinery (14.3%):
51,400	Astec Industries, Inc.*	1,504,992
92,800	Briggs & Stratton Corp.^	1,253,728
18,500	CIRCOR International, Inc.	543,345
53,500	EnPro Industries, Inc.*^	1,587,880
37,500	Gardner Denver, Inc.	2,383,125
44,900	Graco, Inc.	1,532,886
35,000	Kaydon Corp.^	1,003,800
64,971	Kennametal, Inc.	2,127,151
67,500	Lincoln Electric Holdings, Inc.^	1,958,175
64,500	Mueller Industries, Inc.^	2,489,055
35,200	Nordson Corp.	1,398,848
27,500	Pentair, Inc.	880,275
15,900	Timken Co.	521,838
123,400	Trinity Industries, Inc.^	2,641,994
221,100	Wabash National Corp.*	1,054,647
40,800	Watts Water Technologies, Inc., Class A^	1,087,320

		23,969,059

Metals & Mining (2.7%):
59,000	Commercial Metals Co.	561,090
69,300	Reliance Steel & Aluminum Co.^	2,356,893
157,000	Steel Dynamics, Inc.^	1,557,440

		4,475,423

Multiline Retail (1.9%):
87,400	Fred’s, Inc.^	931,684
49,800	J.C. Penney Co., Inc.^	1,333,644
93,700	Saks, Inc.*^	819,875
23,900	Tuesday Morning Corp.*^	84,128

		3,169,331

Oil, Gas & Consumable Fuels (1.2%):
16,500	Arch Coal, Inc.	240,570
60,000	Overseas Shipholding Group, Inc.^	824,400
40,000	Teekay Shipping Corp.^	904,400

		1,969,370

Professional Services (0.6%):
47,400	Insperity, Inc.	1,054,650

Road & Rail (1.1%):
41,500	Genesee & Wyoming, Inc., Class A*^	1,930,580

Semiconductors & Semiconductor Equipment (0.7%):
113,400	Cohu, Inc.^	1,120,392

Specialty Retail (7.3%):
159,800	Brown Shoe Co., Inc.^	1,137,776
71,100	Cato Corp.^	1,604,016
183,300	Christopher & Banks Corp.	647,049
104,700	GameStop Corp., Class A*^	2,418,570
73,409	Group 1 Automotive, Inc.^	2,609,690
85,000	Men’s Wearhouse, Inc. (The)^	2,216,800
91,500	Pier 1 Imports, Inc.*^	894,870
97,200	West Marine, Inc.*	748,440

		12,277,211

Thrifts & Mortgage Finance (0.7%):
271,117	TrustCo Bank Corp.^	1,209,182

Trading Companies & Distributors (0.5%):

Shares or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
31,400	Applied Industrial Technologies, Inc.^	$852,824

Total Common Stocks (Cost $ 163,131,614)		163,415,005
Short-Term Investment (29.8%):
$49,992,570	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	49,992,570

Total Short-Term Investment (Cost $49,992,570)		49,992,570

Unaffiliated Investment Company (3.0%):
5,074,415	Dreyfus Treasury Prime Cash Management, 0.00%(b)	5,074,415

Total Unaffiliated Investment Company (Cost $5,074,415)		5,074,415

Total Investment Securities (Cost $218,198,599)(c)—130.1%		218,481,990
Net other assets (liabilities)—(30.1)%		(50,493,781)

Net Assets—100.0%		$167,988,209

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $47,002,780.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (50.5%):
Aerospace & Defense (0.7%):
74,880	BAE Systems plc	$308,671
2,670	Boeing Co. (The)	161,562
2,520	Embraer SA, ADR	63,932
2,362	Gencorp, Inc.*	10,605
19,150	Raytheon Co.	782,660
16,510	Thales SA	515,871

		1,843,301

Air Freight & Logistics (0.4%):
19,100	Deutsche Post AG	244,085
2,510	FedEx Corp.	169,877
13,845	TNT Express NV	95,518
14,659	TNT NV	64,185
5,950	United Parcel Service, Inc., Class B	375,742

		949,407

Airlines (0.4%):
40,640	Deutsche Lufthansa AG, Registered Shares	524,199
248,890	International Consolidated Airlines Group SA*	587,820

		1,112,019

Auto Components (0.1%):
5,870	Compagnie Generale DES Establissements Michelin SCA, Class B	350,509

Automobiles (0.8%):
6,939	Daimler AG, Registered Shares	307,324
23,286	General Motors Co.*	469,912
149,000	Mazda Motor Corp.^	300,036
54,600	Nissan Motor Co., Ltd.	482,639
18,000	Toyota Motor Corp.	615,480

		2,175,391

Beverages (1.3%):
15,746	Coca-Cola Enterprises, Inc.	391,760
10,000	Diageo plc	190,235
17,371	Dr Pepper Snapple Group, Inc.	673,647
69,507	Foster’s Group, Ltd.	352,790
15,013	PepsiCo, Inc.	929,305
11,340	Pernod Ricard SA	889,052

		3,426,789

Biotechnology (1.1%):
41,539	Amgen, Inc.	2,282,568
2,710	Cephalon, Inc.*	218,697
58,940	Savient Pharmaceuticals, Inc.*^	241,654

		2,742,919

Building Products (0.2%):
19,055	Owens Corning, Inc.*	413,112

Capital Markets (0.8%):
13,620	Bank of New York Mellon Corp.	253,196
18,770	Credit Suisse Group AG, Registered Shares	487,227
72,387	Morgan Stanley	977,225
72,600	Nomura Holdings, Inc.^	264,616

		1,982,264

Chemicals (0.4%):
8,700	Akzo Nobel NV	384,566
4,791	Linde AG	638,918

		1,023,484

Shares		Fair Value
Common Stocks, continued

Commercial Banks (2.6%):
19,503	Banco Santander SA	$159,420
46,750	Barclays plc	114,749
4,790	BNP Paribas SA	189,579
62,420	Credit Agricole SA	429,044
17,640	Danske Bank A/S*	247,291
47,000	DBS Group Holdings, Ltd.	421,441
67,692	HSBC Holdings plc	520,638
38,540	HSBC Holdings plc	293,691
8,000	ICICI Bank, Ltd., SP ADR	277,760
329,412	Intesa Sanpaolo	514,654
19,637	KB Financial Group, Inc.	641,417
2,500	M&T Bank Corp.	174,750
20,502	PNC Financial Services Group, Inc.	987,991
7,200	Svenska Cellulosa AB, B Shares	87,582
404,924	UniCredit SpA	430,862
50,141	Wells Fargo & Co.	1,209,401

		6,700,270

Commercial Services & Supplies (0.1%):
239,690	Rentokil Initial plc*	265,250

Communications Equipment (1.1%):
64,810	Brocade Communications Systems, Inc.*	279,979
120,373	Cisco Systems, Inc.	1,864,578
9,500	Motorola Mobility Holdings, Inc.*	358,910
26,350	Telefonaktiebolaget LM Ericsson, B Shares	252,595

		2,756,062

Computers & Peripherals (0.3%):
33,010	Dell, Inc.*	467,092
38,880	Seagate Technology plc	399,686

		866,778

Construction & Engineering (0.0%):
13,760	Carillion plc	70,986

Construction Materials (0.3%):
50,824	CRH plc	783,810

Consumer Finance (0.3%):
16,300	American Express Co.	731,870

Diversified Financial Services (1.7%):
138,207	Bank of America Corp.	845,827
1,251	Bond Street Holdings LLC, Class A*	25,646
13,131	Canary Wharf Group plc*(a)	49,440
9,695	CIT Group, Inc.*	294,437
20,620	Citigroup, Inc.	528,284
6,012	Deutsche Boerse AG	301,864
78,462	ING Groep NV*	552,156
24,010	JPMorgan Chase & Co.	723,181
12,150	NYSE Euronext	282,366
66,119	UBS AG, Registered Shares*	752,900

		4,356,101

Diversified Telecommunication Services (1.4%):
20,820	AT&T, Inc.	593,786
4,000	CenturyTel, Inc.	132,480
7,020	China Telecom Corp., Ltd., SP ADR	434,468
40,700	France Telecom SA	667,316
6,473	Frontier Communications Corp.^	39,550
343,520	Singapore Telecommunications, Ltd.	829,587
25,364	Telefonica SA	486,207
84,310	Telstra Corp., Ltd.	251,228

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
8,000	Verizon Communications, Inc.	$294,400

		3,729,022

Electric Utilities (1.9%):
5,930	American Electric Power Co., Inc.	225,459
1,663	Brookfield Infrastructure Partners LP	40,477
22,590	Duke Energy Corp.^	451,574
27,306	E.ON AG	595,449
10,682	Entergy Corp.	708,110
17,039	Exelon Corp.	726,032
4,000	FirstEnergy Corp.	179,640
13,920	GDF Suez	415,791
6,750	NextEra Energy, Inc.	364,635
9,000	PPL Corp.	256,860
9,722	Prime ATET&D Holdings No. 1 Pty., Ltd.*(a)(b)	—
8,770	Progress Energy, Inc.	453,584
10,000	Southern Co.	423,700

		4,841,311

Electrical Equipment (0.3%):
19,370	Alstom SA	640,703

Electronic Equipment, Instruments & Components (0.4%):
41,590	Flextronics International, Ltd.*	234,152
27,881	TE Connectivity, Ltd.	784,571

		1,018,723

Energy Equipment & Services (0.7%):
7,850	Baker Hughes, Inc.	362,356
3,760	Halliburton Co.	114,755
19,100	Noble Corp.	560,585
1,500	Schlumberger, Ltd.	89,595
15,204	Transocean, Ltd.	725,839
6,000	Weatherford International, Ltd.*	73,260

		1,926,390

Food & Staples Retailing (1.8%):
73,901	CVS Caremark Corp.	2,481,596
39,635	Kroger Co. (The)	870,385
124,520	Tesco plc	728,285
8,568	Wal-Mart Stores, Inc.	444,679

		4,524,945

Food Products (1.1%):
62,652	Cable & Wireless Communications plc	36,066
18,136	General Mills, Inc.	697,692
42,343	Kraft Foods, Inc., Class A	1,421,878
14,491	Nestle SA	796,838

		2,952,474

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.^	116,924

Health Care Equipment & Supplies (0.9%):
80,949	Boston Scientific Corp.*	478,409
52,834	Medtronic, Inc.	1,756,202

		2,234,611

Health Care Providers & Services (0.6%):
5,536	Community Health Systems, Inc.*	92,119
9,749	Coventry Health Care, Inc.*	280,869
5,440	Quest Diagnostics, Inc.	268,518
29,117	Tenet Healthcare Corp.*	120,253
17,558	UnitedHealth Group, Inc.	809,775

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
		$1,571,534

Household Durables (0.1%):
18,270	D.R. Horton, Inc.	165,161
18,737	Persimmon plc	132,343

		297,504

Independent Power Producers & Energy Traders (0.3%):
15,000	Dynegy, Inc.*	61,800
27,379	NRG Energy, Inc.*	580,709

		642,509

Industrial Conglomerates (1.1%):
159,000	Citic Pacific, Ltd.	219,985
86,780	General Electric Co.	1,322,527
49,230	Koninklijke Philips Electronics NV	881,155
14,305	Orkla ASA	108,912
3,940	Siemens AG	355,909

		2,888,488

Insurance (2.3%):
18,817	ACE, Ltd.	1,140,310
139,200	AIA Group, Ltd.	394,004
883	Alleghany Corp.*	254,746
27,400	American International Group, Inc.	601,430
38,276	AXA SA	496,925
3,604	CNO Financial Group, Inc.*^	19,498
13,006	MetLife, Inc.	364,298
4,060	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	503,202
12,278	Old Republic International Corp.^	109,520
440	Progressive Corp. (The)	7,814
19,114	QBE Insurance Group, Ltd.(c)	234,473
4,760	RenaissanceRe Holdings, Ltd.	303,688
13,810	Swiss Re AG	642,958
2,145	Torchmark Corp.	74,775
980	White Mountains Insurance Group, Ltd.	397,635
1,821	Zurich Financial Services AG	377,119

		5,922,395

Internet Software & Services (0.2%):
790	Google, Inc., Class A*	406,360

Leisure Equipment & Products (0.2%):
18,642	Mattel, Inc.	482,641

Life Sciences Tools & Services (0.1%):
3,100	Lonza Group AG, Registered Shares	186,141

Machinery (0.2%):
3,788	Federal Signal Corp.	16,743
13,536	Oshkosh Corp.*	213,057
6,862	Stanley Black & Decker, Inc.	336,924

		566,724

Marine (0.3%):
101	A.P. Moller - Maersk A/S, Class B	594,604
12,130	Huntington Ingalls Industries, Inc.*	295,123

		889,727

Media (3.3%):
52,022	British Sky Broadcasting Group plc	534,029
54,210	Comcast Corp., Special Class A	1,121,605
3,910	Comcast Corp., Class A	81,719
127,654	News Corp.†	1,974,807
47,530	Reed Elsevier NV	519,696

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
24,448	Time Warner Cable, Inc.	$1,532,156
24,552	Time Warner, Inc.	735,824
32,700	Viacom, Inc., Class B	1,266,798
21,550	Vivendi	439,951
6,700	Walt Disney Co. (The)	202,072

		8,408,657

Metals & Mining (0.7%):
3,000	AngloGold Ashanti, Ltd., SP ADR	124,080
103,287	Aviva plc	487,986
5,000	Barrick Gold Corp.	233,250
2,000	Freeport-McMoRan Copper & Gold, Inc.	60,900
1,000	Nucor Corp.	31,640
725	POSCO	222,931
21,354	ThyssenKrupp AG	524,076

		1,684,863

Multi-Utilities (0.8%):
9,270	Dominion Resources, Inc.	470,638
11,020	PG&E Corp.	466,256
12,060	Public Service Enterprise Group, Inc.	402,442
6,070	Sempra Energy	312,605
3,650	TECO Energy, Inc.	62,525
12,390	Xcel Energy, Inc.	305,909

		2,020,375

Multiline Retail (0.3%):
52,510	Marks & Spencer Group plc	255,240
12,880	Target Corp.	631,635

		886,875

Office Electronics (0.5%):
41,100	Konica Minolta Holdings, Inc.	281,635
143,690	Xerox Corp.	1,001,520

		1,283,155

Oil, Gas & Consumable Fuels (4.8%):
2,000	Alpha Natural Resources, Inc.*	35,380
8,890	Apache Corp.	713,334
170,356	BP plc	1,021,655
18,160	BP plc, SP ADR	655,031
29,300	Canadian Oil Sands Trust	570,282
8,160	Chevron Corp.	754,963
8,650	ConocoPhillips	547,718
31,256	Eni SpA^	549,121
6,176	Ensco plc, SP ADR	249,696
10,000	Exxon Mobil Corp.	726,300
46,178	Marathon Oil Corp.	996,521
13,604	Marathon Petroleum Corp.	368,124
9,070	Murphy Oil Corp.	400,531
50,940	OAO Gazprom, SP ADR	486,477
9,010	Petroleo Brasileiro SA, SP ADR	186,687
330	Royal Dutch Shell plc, A Shares	10,234
33,641	Royal Dutch Shell plc, A Shares	1,044,395
27,558	Royal Dutch Shell plc, B Shares	855,842
6,140	Royal Dutch Shell plc, ADR	377,733
3,300	Spectra Energy Corp.	80,949
19,938	StatoilHydro ASA	426,302
13,500	Talisman Energy, Inc.	165,979
16,820	Total SA^	741,524
19,036	Williams Cos., Inc. (The)	463,336

		12,428,114

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.5%):
3,534	Domtar Corp.^	$240,913
34,657	International Paper Co.	805,775
4,589	MeadWestvaco Corp.	112,706
8,614	Weyerhaeuser Co.	133,948

		1,293,342

Pharmaceuticals (5.4%):
5,970	Abbott Laboratories	305,306
2,700	Bristol-Myers Squibb Co.	84,726
24,366	Eli Lilly & Co.	900,811
48,190	GlaxoSmithKline plc	994,833
10,000	Johnson & Johnson Co.	637,100
109,824	Merck & Co., Inc.	3,592,343
6,860	Merck KGaA	561,261
2,560	Novartis AG, Registered Shares	142,920
170,638	Pfizer, Inc.	3,016,880
14,320	Roche Holding AG	2,304,588
16,620	Sanofi-Aventis	1,091,134
9,760	Teva Pharmaceutical Industries, Ltd., SP ADR	363,267

		13,995,169

Professional Services (0.2%):
1,970	Adecco SA, Registered Shares	77,275
24,750	Hays plc	26,553
15,930	Randstad Holding NV	508,109

		611,937

Real Estate Investment Trusts (REITs) (0.1%):
376	Alexander’s, Inc.	135,743
28,600	Westfield Retail Trust	66,332

		202,075

Real Estate Management & Development (0.1%):
22,000	Cheung Kong Holdings, Ltd.	234,837
3,700	Forestar Group, Inc.*	40,367
8,240	Swire Pacific, Ltd., Class A	84,614

		359,818

Road & Rail (0.2%):
9,860	East Japan Railway Co.	598,850

Semiconductors & Semiconductor Equipment (0.8%):
19,000	Intel Corp.	405,270
38,325	LSI Corp.*	198,524
1,053	Samsung Electronics Co., Ltd.	737,734
262,000	Taiwan Semiconductor Manufacturing Co., Ltd.	593,824

		1,935,352

Software (2.0%):
2,010	Check Point Software Technologies, Ltd.*	106,048
100,632	Microsoft Corp.	2,504,730
5,417	Nintendo Co., Ltd.	789,235
24,440	Oracle Corp.	702,406
12,060	SAP AG	614,694
26,432	Symantec Corp.*	430,842

		5,147,955

Specialty Retail (0.3%):
4,890	Home Depot, Inc.	160,734
147,370	Kingfisher plc	564,826
670	USS Co., Ltd.^	57,005

		782,565

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (2.3%):
42,116	Altria Group, Inc.	$1,129,130
40,935	British American Tobacco plc	1,734,817
42,056	Imperial Tobacco Group plc	1,420,080
6,002	Lorillard, Inc.	664,421
8,469	Philip Morris International, Inc.	528,296
15,221	Reynolds American, Inc.	570,483

		6,047,227

Trading Companies & Distributors (0.1%):
15,900	ITOCHU Corp.^	151,902
6,270	Wolseley plc	156,062

		307,964

Wireless Telecommunication Services (1.6%):
36,000	China Mobile, Ltd.	351,102
4,760	SK Telecom Co., Ltd., ADR	66,973
176,170	Sprint Nextel Corp.*	535,557
38,060	Turkcell Iletisim Hizmetleri AS, SP ADR*	429,317
1,091,219	Vodafone Group plc	2,817,562

		4,200,511

	Total Common Stocks (Cost $148,947,144)	130,584,252

Preferred Stocks (0.3%):
Diversified Financial Services (0.0%):
6,800	GMAC Capital Trust I, Series 2, 0.89%,	124,100
Insurance (0.1%):
4,200	MetLife, Inc., 0.94%	237,552
Metals & Mining (0.1%):
9,730	Vale SA, SP ADR, Preferred Shares, 0.57%	204,330
Oil, Gas & Consumable Fuels (0.0%):
100	Chesapeake Energy Corp., Series A, 14.38%(d)	109,625
Real Estate Investment Trusts (REITs) (0.1%):
2,500	FelCor Lodging Trust, Inc., Series A, 0.49%	50,000
116	Wells Fargo & Co., Series L, Class A, 18.75%	119,835

		169,835

	Total Preferred Stocks (Cost $1,048,705)	845,442

Equity Linked Notes (0.3%):
Capital Markets (0.1%):
$300	Morgan Stanley into First Solar, 8.00%(d)	20,926
5,000	UBS AG into Newmont Mining Corp., 8.00%(d)	307,000

		327,926

Diversified Financial Services (0.2%):
10,000	Deutsche Bank AG into Chesapeake Energy Corp., 8.50%(d)	256,840
13,000	Deutsche Bank AG into Intel Corp., 8.00%(d)	276,627

		533,467

	Total Equity Linked Notes (Cost $961,486)	861,393

Convertible Preferred Stocks (0.6%):

Automobiles (0.1%):
6,000	General Motors Co., Series B, 0.59%	210,480
Shares or Principal Amount		Fair Value
Convertible Preferred Stocks, continued
Automobiles, continued

Diversified Financial Services (0.3%):
800	Bank of America Corp., Series L, 18.13%	$612,792
1,500	Citigroup, Inc., 1.88%	119,445

		732,237

Metals & Mining (0.1%):
7,000	AngloGold Ashanti Holdings plc, 0.75%	342,790

Oil, Gas & Consumable Fuels (0.1%):
3,500	SandRidge Energy, Inc., 7.00%(d)	371,000

Total Convertible Preferred Stocks (Cost $1,774,792)		1,656,507

Convertible Bonds (0.3%):
Construction Materials (0.1%):
$455,000	Cemex SAB de C.V., 3.25%, 3/15/16(d)	212,713
300,000	Cemex SAB de C.V., 3.75%, 3/15/18(d)	139,875

		352,588

Real Estate Management & Development (0.2%):
500,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(d)	409,375

Total Convertible Bonds (Cost $1,254,021)		761,963

Floating Rate Loans (2.2%):
Automobiles (0.2%):
700,000	Chrysler Group LLC, Tranche B Term Loan, 6.00%, 6/2/17(e)	608,503

Electric Utilities (0.4%):
1,606,986	Texas Competitive Electric Holdings Co. LLC, New Extended Term Loan B, 4.75%, 10/10/17(e)	1,069,401

Food & Staples Retailing (0.2%):
500,000	BJ’s Wholesale Club, Inc., 1st Lien Term Loan B, 7.00%, 9/26/18(c)(e)	483,125

Independent Power Producers & Energy Traders (0.4%):
350,000	Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/4/16(e)	339,000
650,000	Dynegy Power LLC, Term Loan B, 9.25%, 8/4/16(e)	637,903

		976,903

IT Services (0.2%):
500,000	Go Daddy Operating Co., LLC, Initial Term Loan, 9/28/18(c)(e)(f)	473,570

Media (0.6%):
54,885	Clear Channel Communications, Inc., Tranche C, 3.89%, 1/29/16(e)	38,106
53,000	Clear Channel Communications, Inc., Delayed Draw Term Loan 2, 3.89%, 1/29/16(e)	36,729
354,000	Clear Channel Communications, Inc., Tranche B, 3.89%, 1/29/16(e)	247,025

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

1,000,000	Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 8.14%, 3/1/19(e)	942,500
33,000	Tribune Co., 6/4/14(e)(f)(g)	17,311
Media, continued

Principal Amount		Fair Value
Floating Rate Loans, continued
$223,000	Tribune Co., Tranche B Term Loan, 5.18%, 6/4/14(c)(e)(g)	$117,075

		1,398,746

Real Estate Investment Trusts (REITs) (0.2%):
500,000	iStar Financial, Inc., Term Loan A2, 7.00%, 6/11/14(e)	470,500
13,477	Realogy Corp., Synthetic LC Facility, 4.40%, 10/10/13(e)	12,087
166,143	Realogy Corp., Extended Term Loan, 4.52%, 10/10/13(e)	134,279

		616,866

Total Floating Rate Loans (Cost $6,113,282)		5,627,114

Collateralized Mortgage Obligation (0.2%):
483,099	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.98%, 11/15/13(d)(e)	430,494

Total Collateralized Mortgage Obligation (Cost $437,094)		430,494

Corporate Bonds (11.5%):
Airlines (0.3%):
900,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 3/15/13 @ 105.62^(d)	756,000

Auto Components (0.1%):
300,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13^	305,250
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19^	91,750

		397,000

Chemicals (0.1%):
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	82,500
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31(d)	109,178

		191,678

Computers & Peripherals (0.5%):
1,200,000	CDW LLC / CDW Finance Corp., 8.50%, 4/1/19, Callable 4/1/15 @ 104.25(d)	1,056,000
150,000	SunGard Data Systems, Inc., 7.63%, 11/15/20, Callable 11/15/15 @ 103.81^	139,500
47,520	Vanguard Health Systems, Inc., 10.90%, 2/1/16, Callable 2/1/13 @ 77.52	30,888

		1,226,388

Construction Materials (0.2%):
500,000	Vulcan Materials Co., 7.50%, 6/15/21^	466,457

Consumer Finance (0.0%):

100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	104,000

Containers & Packaging (0.4%):
50,000	Berry Plastics Corp., 9.75%, 1/15/21, Callable 1/15/16 @ 104.88	42,500

Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging, continued
$500,000	Building Materials Corp., 6.75%, 5/1/21, Callable 5/1/16 @ 103.38(d)	$475,000
300,000	Sealed Air Corp., 8.13%, 9/15/19, Callable 9/15/15 @ 104.06(c)(d)	303,000
100,000	Sealed Air Corp., 8.38%, 9/15/21, Callable 9/15/16 @ 104.19(c)(d)	101,000

		921,500

Diversified Consumer Services (0.2%):
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13(d)	474,000
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.50	185,000

		659,000

Diversified Financial Services (1.3%):
473	CIT Group, Inc., 7.00%, 5/1/15, Callable 1/1/12 @ 100^	469
391,000	CIT Group, Inc., 7.00%, 5/4/15, Callable 1/1/12 @ 100(d)	388,068
991	CIT Group, Inc., 7.00%, 5/1/16, Callable 1/1/12 @ 100^	961
1,080,000	CIT Group, Inc., 7.00%, 5/2/16, Callable 1/1/12 @ 100(d)	1,047,600
296	CIT Group, Inc., 7.00%, 5/1/17, Callable 1/1/12 @ 100	287
1,150,000	CIT Group, Inc., 7.00%, 5/2/17, Callable 1/1/12 @ 100(d)	1,115,500
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(e)	257,503
500,000	M&T Bank Corp., Series D, 6.88%, 12/29/49, Callable 6/15/16 @ 100(d)	497,500

		3,307,888

Diversified Telecommunication Services (0.2%):
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47(d)	49,500
250,000	Clearwire Corp., 12.00%, 12/1/15, Callable 12/1/12 @ 106(d)	211,875
100,000	Frontier Communications Corp., 8.25%, 4/15/17	97,000
100,000	Frontier Communications Corp., 8.50%, 4/15/20^	97,000

		455,375

Electric Utilities (0.4%):
1,165,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 11/1/11 @ 105.13	436,875
781,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75(d)	624,800

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

134,000	Texas Competitive Electric Holdings Co. LLC, Series B, 15.00%, 4/1/21, Callable 10/1/15 @ 107.50(d)	81,740
11,883	Texas Competitive Electric Holdings Co. LLC, PIK, 10.50%, 11/1/16, Callable 11/1/12 @ 105.25	4,991

		1,148,406

Principal Amount		Fair Value
Corporate Bonds, continued

Electronic Equipment, Instruments & Components (0.2%):
$500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25(d)	$440,000

Energy Equipment & Services (0.1%):
300,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44(d)	285,000

Food & Staples Retailing (0.1%):
77,000	Rite Aid Corp., 8.63%, 3/1/15, Callable 3/1/12 @ 102.16^	68,338
90,000	Rite Aid Corp., 9.38%, 12/15/15, Callable 6/15/12 @ 102.34^	77,400

		145,738

Food Products (0.1%):
200,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88^	202,500
135,000	Supervalu, Inc., 8.00%, 5/1/16^	127,575

		330,075

Health Care Providers & Services (1.5%):
467,000	Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/12 @ 102.22	458,827
100,000	Giant Funding Corp., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19(d)	100,000
399,000	HCA, Inc., 6.50%, 2/15/16	381,045
900,000	HCA, Inc., 6.50%, 2/15/20	879,750
50,000	HCA, Inc., 7.88%, 2/15/20, Callable 8/15/14 @ 103.94	51,750
800,000	HCA, Inc., 7.50%, 2/15/22	738,000
400,000	Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103(d)	389,000
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15	500,000
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	45,875
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	267,375

		3,811,622

Hotels, Restaurants & Leisure (0.9%):
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81(d)	94,000
422,233	CityCenter Holdings LLC / CityCenter Finance Corp., PIK, 10.75%, 1/15/17, Callable 1/15/14 @ 105.38^(d)	383,176

500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	442,500
1,000,000	Hyatt Hotels Corp., 5.38%, 8/15/21, Callable 5/15/21 @ 100	1,026,161
500,000	MGM Resorts International, 10.00%, 11/1/16^(d)	473,750

		2,419,587

Independent Power Producers & Energy Traders (0.6%):

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power Producers & Energy Traders, continued
$200,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(d)	$193,000
250,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(d)	238,750
500,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(d)	482,500
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15	262,400
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16	30,250
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19	102,850
34,000	Dynegy Roseton / Danskammer Pass Through Trust, Series B, 7.67%, 11/8/16	18,700
75,000	NRG Energy, Inc., 7.38%, 1/15/17, Callable 1/15/12 @ 103.69	77,344
115,000	RRI Energy, Inc., 7.88%, 6/15/17	105,800

		1,511,594

Internet Software & Services (0.5%):
25,000	CDW LLC / CDW Finance Corp., 11.00%, 10/12/15, Callable 10/15/11 @ 105.50	24,937
250,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 10/15/12 @ 106.27	238,750
47,000	First Data Corp., 11.25%, 3/31/16, Callable 12/2/11 @ 105.62^	31,725
389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(d)	307,310
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.62(d)	444,000
30,000	First Data Corp., PIK, 9.88%, 9/24/15, Callable 12/2/11 @ 104.94	25,125
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(d)	111,390

		1,183,237

IT Services (0.1%):
200,000	Sterling Merger, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.50(d)	190,000

Machinery (0.4%):
245,000	Aviation Capital Group, 6.75%, 4/6/21(d)	235,717
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63(d)	452,500
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75	391,000

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	95,750

		1,174,967

Media (1.0%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	338,406
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	101,000
100,000	Cablevision Systems Corp., 8.00%, 4/15/20^	101,750

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25(d)	$967,500
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	472,500
837,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.50	627,750
112,000	Clear Channel Communications, Inc., PIK, 11.00%, 8/1/16, Callable 8/1/12 @ 105.50	56,560

		2,665,466

Oil, Gas & Consumable Fuels (1.1%):
100,000	ATP Oil & Gas Corp., 11.88%, 5/1/15, Callable 5/1/13 @ 111.88	69,625
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17^	357,075
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 105.16^	206,000
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	213,000
300,000	Energy Transfer Equity LP, 7.50%, 10/15/20	308,250
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	487,500
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	352,000
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	103,000
135,000	SandRidge Energy, Inc., 3.87%, 4/1/14, Callable 12/2/11 @ 101(e)	130,702
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104(d)	61,100
100,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	98,000
400,000	W & T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25(d)	388,000

		2,774,252

Real Estate Investment Trusts (REITs) (0.1%):
155,000	FelCor Lodging LP, 10.00%, 10/1/14	161,200
55,000	iStar Financial, Inc., 8.63%, 6/1/13	50,050
10,000	Realogy Corp., 7.88%, 2/15/19, Callable 2/15/15 @ 103.94	7,550

		218,800

Road & Rail (0.0%):
19,000	Hertz Corp. (The), 8.88%, 1/1/14, Callable 12/2/11 @ 102.22	19,000

Semiconductors & Semiconductor Equipment (0.5%):
100,000	Advanced Micro Devices, Inc., 8.13%, 12/15/17, Callable 12/15/13 @ 104.06	100,000
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(d)	278,452
Semiconductors & Semiconductor Equipment, continued

Principal Amount		Fair Value
Corporate Bonds, continued
$400,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03^	$362,000
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	480,000

		1,220,452

Software (0.1%):
400,000	Chrysler GP / Chrysler CG Co. - Issuer, 8.25%, 6/15/21, Callable 6/15/16 @ 104.13(d)	308,000

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94(d)	372,000

Tobacco (0.2%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94(d)	289,500
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94(d)	176,000

		465,500

Wireless Telecommunication Services (0.2%):
100,000	CommScope, Inc., 8.25%, 1/15/19, Callable 1/15/15 @ 104.13(d)	97,500
500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88^	435,000

		532,500

	Total Corporate Bonds (Cost $32,116,285)	29,701,482

Foreign Bonds (23.0%):
Chemicals (0.2%):
500,000	Kinove German Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.50+(d)	572,680

Commercial Banks (1.1%):
1,865,000	Bank Negara Monetary Notes, Series 1311, 2.71%, 10/11/11+(h)	584,347
35,000	Bank Negara Monetary Notes, Series 6010, 2.71%, 10/13/11+(h)	10,965
110,000	Bank Negara Monetary Notes, Series 3611, 2.70%, 10/18/11+(h)	34,445
100,000	Bank Negara Monetary Notes, Series 1511, 2.66%, 10/20/11+(h)	31,309

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

110,000	Bank Negara Monetary Notes, Series 7810, 2.71%, 10/25/11+(h)	34,425
600,000	Bank Negara Monetary Notes, Series 3811, 2.69%, 11/24/11+(h)	187,319
5,000	Bank Negara Monetary Notes, Series 0611, 2.71%, 12/1/11+(h)	1,560
250,000	Bank Negara Monetary Notes, Series 5011, 2.64%, 12/6/11+(h)	77,971
180,000	Bank Negara Monetary Notes, Series 7410, 2.71%, 12/15/11+(h)	56,096
130,000	Bank Negara Monetary Notes, Series 3511, 2.75%, 1/3/12+(h)	40,452

Principal Amount		Fair Value
Foreign Bonds, continued
Commercial Banks, continued
40,000	Bank Negara Monetary Notes, Series 5211, 2.66%, 1/17/12+(h)	$12,432
30,000	Bank Negara Monetary Notes, Series 4211, 2.74%, 1/19/12+(h)	9,322
5,000	Bank Negara Monetary Notes, Series 5411, 2.66%, 1/31/12+(h)	1,552
300,000	Bank Negara Monetary Notes, Series 4811, 2.65%, 2/16/12+(h)	93,013
415,000	Bank Negara Monetary Notes, Series 0911, 2.69%, 2/21/12+(h)	128,615
480,000	Bank Negara Monetary Notes, Series 4011, 2.70%, 3/8/12+(h)	148,550
370,000	Bank Negara Monetary Notes, Series 4711, 2.66%, 4/5/12+(h)	114,253
200,000	Bank Negara Monetary Notes, Seires 6111, 2.86%, 4/19/12+(h)	61,680
1,830,000	Bank Negara Monetary Notes, Series 3111, 2.84%, 5/29/12+(h)	562,599
60,000	Bank Negara Montetary Notes, Series 2711, 2.76%, 1/26/12+(h)	18,634
250,000	Boparan Finance plc, 9.75%, 4/30/18, Callable 4/30/14 @ 107.31+(d)	264,572
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41+(d)	302,846

		2,776,957

Sovereign Bonds (21.7%):
340,000	Australian Government, Series 123, 5.75%, 4/15/12+	331,776
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/13+	28,991
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+	423,347
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.58%, 1/1/17+	616,203
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+	161,857
1,000,000	Egypt Treasury Bill, Series 364, 10.55%, 11/8/11+	165,057
575,000	Egypt Treasury Bill, Series 364, 10.33%, 12/6/11+(h)	94,221
3,025,000	Egypt Treasury Bill, Series 371, 10.33%, 1/17/12+(h)	487,175
525,000	Egypt Treasury Bill, Series 364, 12.02%, 2/21/12+(h)	83,530
8,900,000	Hungary Government Bond, Series 13/D, 6.75%, 2/12/13+	40,672
7,100,000	Hungary Government Bond, Series 13/E, 7.50%, 10/24/13+	32,869

17,300,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14+	76,284
50,000,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14+	225,963
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	36,435
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	52,962
11,200,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	49,063
40,900,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	177,730

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
11,000,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	$45,695
800,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	3,503
7,000,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	29,344
14,300,000	Hungary Treasury Bill, Series 12M, 5.69%, 8/22/12+(h)	61,990
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13+	412,657
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	850,922
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	448,246
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	466,092
1,680,000,000	Indonesia Treasury Bill, Series SP38, 4.44%, 9/14/12+(h)	180,269
67,000	Irish Government, 5.00%, 4/18/13+	87,231
114,000	Irish Government, 4.00%, 1/15/14+	143,552
68,000	Irish Government, 4.60%, 4/18/16+	83,453
22,000	Irish Government, 4.50%, 10/18/18+	24,892
43,000	Irish Government, 4.40%, 6/18/19+	48,052
99,000	Irish Government, 5.90%, 10/18/19+	117,091
17,000	Irish Government, 4.50%, 4/18/20+	18,745
54,000	Irish Government, 5.00%, 10/18/20+	60,300
160,000	Irish Government, 5.40%, 3/13/25+	177,471
115,000	Israel Fixed Bond, Series 0312, 4.00%, 3/30/12+	31,506
70,000	Israel Fixed Bond, Series 0313, 5.00%, 3/31/13+	19,716
2,937,000	Israel Fixed Bond, Series 0913, 3.50%, 9/30/13+	791,673
789,000	Israel Treasury Bill, 2.34%, 10/5/11+(h)	210,757
125,000	Israel Treasury Bill, Series 1111, 2.27%, 11/2/11+(h)	33,320
105,000	Israel Treasury Bill, Series 1211, 2.25%, 12/7/11+(h)	27,916
1,715,000	Israel Treasury Bill, Series 0112, 2.37%, 1/4/12+(h)	454,947
475,000	Israel Treasury Bill, Series 0212, 3.18%, 2/1/12+(h)	125,739
685,000	Israel Treasury Bill, Series 0252, 3.10%, 2/29/12+(h)	180,944
640,000	Israel Treasury Bill, Series 0412, 3.04%, 4/4/12+(h)	168,562
2,250,000	Israel Treasury Bill, Series 512, 3.32%, 5/2/12+(h)	591,336

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

1,770,000	Kommuninvest I Sverige AB, Series K1210, 1.75%, 10/8/12, MTN+	257,935
1,420,000,000	Korea Treasury Bond, Series 1112, 4.75%, 12/10/11+	1,208,362
2,005,000,000	Korea Treasury Bond, Series 1206, 4.00%, 6/10/12+	1,707,889
1,808,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12+	1,547,472
104,000,000	Korea Treasury Bond, Series 1303, 5.25%, 3/10/13+	90,316
3,979,000,000	Korea Treasury Bond, Series 1306, 3.75%, 6/10/13+	3,387,828

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
1,867,150,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13+	$1,566,374
30,000	Malaysia Treasury Bill, Series 182, 2.74%, 12/23/11+(h)	9,343
30,000	Malaysia Treasury Bill, Series 182, 2.65%, 1/20/12+(h)	9,322
50,000	Malaysia Treasury Bill, Series 364, 2.84%, 6/1/12+(h)	15,369
60,000	Malaysia Treasury Bill, Series 364, 2.66%, 7/27/12+(h)	18,359
2,059,000	Malaysian Government, Series 0309, 2.71%, 2/14/12+	645,705
4,830,000	Malaysian Government, Series 5-06, 3.72%, 6/15/12+	1,524,174
3,375,000	Malaysian Government, Series 0109, 2.51%, 8/27/12+	1,054,477
4,805,000	Malaysian Government, Series 3-03, 3.70%, 2/25/13+	1,520,028
270,000	Malaysian Government, Series 0507, 3.70%, 5/15/13+	85,478
1,890,000	Malaysian Government, Series 0509, 3.21%, 5/31/13+	593,759
1,040,000	Malaysian Government, Series 0108, 3.46%, 7/31/13+	328,061
290,000	Mexico Bonos Desarr, Series M, 7.50%, 6/21/12+(e)	21,359
2,750,000	Mexico Bonos Desarr, Series MI10, 9.00%, 12/20/12+(e)	208,554
13,340,000	Mexico Bonos Desarr, Series M, 9.00%, 6/20/13+(e)	1,029,766
19,619,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13+(e)	1,509,304
2,060,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14+(e)	156,470
1,450,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(e)	118,380
1,210,000	New South Wales Treasury Corp., Series 12, 6.00%, 5/1/12+	1,181,775
340,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13+	337,234
3,600,000	Norwegian Treasury Bill, 2.30%, 12/21/11+(h)	611,100
9,660,000	Norwegian Treasury Bill, 2.39%, 12/21/11+(h)	1,640,698
10,240,000	Norwegian Treasury Bill, 2.52%, 3/21/12+(h)	1,730,297
3,800,000	Norwegian Treasury Bill, 2.19%, 6/20/12+(h)	639,258

8,170,000	Philippine Government International Bond, Series 5-65, 5.75%, 2/21/12+	189,220
5,130,000	Philippine Government International Bond, Series R3-7, 5.25%, 9/24/12+	121,493
3,760,000	Philippine Government International Bond, Series 3-19, 5.25%, 1/7/13+	89,581
10,590,000	Philippine Government International Bond, Series 7-43, 8.75%, 3/3/13+	264,625
140,000	Philippine Treasury Bill, 2.51%, 10/19/11+(h)	3,198
1,890,000	Philippine Treasury Bill, 1.93%, 11/16/11+	43,055
Sovereign Bonds, continued

Principal Amount		Fair Value
Foreign Bonds, continued
1,470,000	Philippine Treasury Bill, 1.89%, 11/29/11+(h)	$33,455
1,090,000	Philippine Treasury Bill, 2.02%, 1/11/12+(h)	24,750
2,820,000	Philippine Treasury Bill, 2.58%, 2/8/12+(h)	63,963
990,000	Philippine Treasury Bill, 2.46%, 2/22/12+(h)	22,445
3,530,000	Philippine Treasury Bill, 2.29%, 3/7/12+(h)	79,794
1,100,000	Philippine Treasury Bill, 2.19%, 3/21/12+(h)	24,916
190,000	Philippine Treasury Bill, 2.39%, 7/11/12+(h)	4,292
2,010,000	Philippine Treasury Bill, 1.20%, 8/22/12+(h)	44,918
800,000	Philippine Treasury Bill, 0.78%, 9/5/12+(h)	18,040
505,000	Poland Government Bond, Series 0112, 4.46%, 1/25/12+	150,474
2,929,000	Poland Government Bond, Series 0412, 4.75%, 4/25/12+	885,883
910,000	Poland Government Bond, Series 0712, 4.69%, 7/25/12+	265,195
1,864,000	Poland Government Bond, Series 1012, 4.70%, 10/25/12+	537,757
6,608,000	Poland Government Bond, Series 0113, 4.84%, 1/25/13+(h)	1,884,755
1,960,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13+	600,331
2,289,000	Poland Government Bond, Series 0713, 4.82%, 7/25/13+	639,061
580,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13+	176,820
750,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	232,090
720,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	225,954
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	781,577
1,615,000	Queensland Treasury Corp., 6.00%, 8/21/13+	1,611,906
200,000	Republic of Hungary, 5.75%, 6/11/18+	257,874
70,000	Republic of Hungary, 6.00%, 1/11/19+	89,571
80,000	Republic of South Africa, Series E, 4.50%, 4/5/16, MTN+	108,240

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

860,000	Singapore Government, 2.63%, 4/1/12+	665,482
400,000	Singapore Government, 3.50%, 7/1/12+	313,394
160,000	Singapore Government, 2.50%, 10/1/12+	125,149
680,000	Singapore Government, 1.63%, 4/1/13+	531,846
100,000	Singapore Treasury Bill, Series 91, 0.15%, 10/20/11+(h)	76,470
100,000	Singapore Treasury Bill, Series 91, 0.15%, 10/27/11+(h)	76,466
220,000	Singapore Treasury Bill, Series 91, 0.15%, 11/3/11+(h)	168,219

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
90,000	Singapore Treasury Bill, Series 365, 0.07%, 5/2/12+(h)	$68,728
30,725,000	Swedish Government Bond, Series 1046, 5.50%, 10/8/12+	4,674,944
4,870,000	Swedish Government Bond, Series 1055, 1.50%, 8/30/13+	714,221
1,180,000	Swedish Treasury Bill, 2.02%, 12/21/11+(h)	171,486
100,000	Ukraine Government, 4.95%, 10/13/15+(d)	111,661
553,000	United Kingdom Treasury Note, 3.25%, 12/7/11+	866,427
623,000	United Kingdom Treasury Note, 5.00%, 3/7/12+†	989,905
762,000	United Kingdom Treasury Note, 5.25%, 6/7/12+	1,225,592
2,050,000	Western Australian Treasury Corp., Series 12, 5.50%, 7/17/12+	2,002,439
220,000	Western Australian Treasury Corp., Series 13, 8.00%, 6/15/13+	226,603

		56,219,489

Total Foreign Bonds (Cost $62,855,836)		59,569,126

Yankee Dollars (3.4%):
Commercial Banks (0.3%):
100,000	Export-Import Bank of Korea, , 8.13%, 1/21/14	111,619
110,000	Korea Development Bank, , 8.00%, 1/23/14	122,193
500,000	UPCB Finance III, Ltd., , 6.63%, 7/1/20(d)	470,000

		703,812

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, , 8.88%, 11/1/17(d)	366,000

Consumer Finance (0.0%):
100,000	NXP BV / NXP Funding LLC, , 9.75%, 8/1/18(d)	104,500

Diversified Financial Services (0.1%):
275,000	CEVA Group plc, , 8.38%, 12/1/17(d)	254,375
100,000	CEVA Group plc, , 11.50%, 4/1/18(d)	92,000

		346,375

Metals & Mining (0.2%):
100,000	FMG Resources Pty, Ltd., , 7.00%, 11/1/15(d)	93,000
500,000	FMG Resources Pty, Ltd., , 6.88%, 2/1/18(d)	440,000

		533,000

Multi-Utilities (0.2%):
500,000	CGG Veritas, , 6.50%, 6/1/21(d)	450,000

Oil, Gas & Consumable Fuels (0.4%):
500,000	Connacher Oil & Gas, Ltd., , 8.50%, 8/1/19(d)	385,000
180,000	Expro Finance Luxembourg, , 8.50%, 12/15/16(d)	156,600
Oil, Gas & Consumable Fuels, continued

Principal Amount		Fair Value
Yankee Dollars, continued
$44,000	OPTI Canada, Inc., , 9.00%, 12/15/12	$44,660
64,000	OPTI Canada, Inc., , 9.75%, 8/15/13	64,960
440,000	Petroplus Finance, Ltd., , 6.75%, 5/1/14(d)	382,800
85,000	Petroplus Finance, Ltd., , 7.00%, 5/1/17(d)	68,850

		1,102,870

Sovereign Bonds (1.7%):
170,000	Emirate of Abu Dhabi, , 6.75%, 4/8/19(d)	204,000
200,000	Financing of Infrastructure, , 7.40%, 4/20/18(d)	174,660
175,000	Indonesia Government International Bond, , 11.63%, 3/4/19(d)	248,937
960,000	Republic of Argentina, , 0.00%, 8/3/12(e)	112,992
483,000	Republic of Hungary, , 6.25%, 1/29/20	468,510
410,000	Republic of Hungary, , 6.38%, 3/29/21	398,930
320,000	Republic of Iraq, , 5.80%, 1/15/28(d)	256,000
230,000	Republic of Lithuania, , 7.38%, 2/11/20(d)	247,250
100,000	Republic of Lithuania, , 7.38%, 2/11/20(d)	107,500
150,000	Republic of Lithuania, , 6.13%, 3/9/21(d)	147,000
640,100	Russia Foreign Bond, , 7.50%, 3/31/30(d)(i)	720,516
100,000	Socialist Republic of Vietnam, , 6.75%, 1/29/20(d)	98,000
240,000	South Africa Government International Bond, , 6.88%, 5/27/19	285,600
170,000	State of Qatar, , 6.55%, 4/9/19(d)	202,300
100,000	Ukraine Government, , 7.65%, 6/11/13(d)	96,250
200,000	Ukraine Government, , 6.25%, 6/17/16(d)	177,750
100,000	Ukraine Government, , 7.75%, 9/23/20(d)	90,000
330,000	Ukraine Government, , 7.95%, 2/23/21(d)	303,600

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

		4,339,795

Thrifts & Mortgage Finance (0.2%):
500,000	OGX Petroleo E Gas Participacoes SA, , 8.50%, 6/1/18(d)	447,500

Wireless Telecommunication Services (0.2%):
500,000	Intelsat Jackson Holdings SA, , 7.50%, 4/1/21(d)	465,000

Total Yankee Dollars (Cost $9,871,078)		8,858,852

Municipal Bonds (0.2%):
California (0.1%):
California, continued

Shares or Principal Amount		Fair Value
Municipal Bonds, continued
$15,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	$17,370
60,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Callable 3/1/20 @ 100	68,079
125,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	154,090
30,000	California State, GO, 5.25%, 3/1/30, Callable 3/1/20 @ 100	31,839

25,000	California State, GO, 5.50%, 3/1/40, Callable 3/1/20 @ 100	26,823

		298,201

Illinois (0.1%):
60,000	Illinois State, GO, 4.42%, 1/1/15	62,404

Michigan (0.0%):
5,000	Detroit Michigan, GO, 4.50%, 11/1/23, Callable 11/1/20 @ 100	5,274

Total Municipal Bonds (Cost $325,561)		365,879

U.S. Government Agency (1.7%):
4,370,000	Federal Home Loan Bank, 0.00%, 10/3/11(h)	4,370,000

Total U.S. Government Agency (Cost $4,370,000)		4,370,000

Right (0.0%):
Pharmaceuticals (0.0%):
7,447	Sanofi*	7,894

Total Rights (Cost $—)		7,894

Short-Term Investment (2.9%):
$7,512,830	Allianz Variable Insurance Products Securities Lending Collateral Trust(j)	7,512,830

Total Short-Term Investment (Cost $7,512,830)		7,512,830

Unaffiliated Investment Company (5.9%):
15,306,341	Dreyfus Treasury Prime Cash Management, 0.00%(h)	15,306,341

Total Unaffiliated Investment Company (Cost $15,306,341)		15,306,341

Total Investment Securities (Cost $292,894,455)(k)—103.0%		266,459,569
Net other assets (liabilities)—(3.0)%		(7,690,527)

Net Assets—100.0%		$258,769,402

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
SP ADR	Sponsored American Depositary Receipt
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Investment securities are segregated as collateral for forward currency contracts. The aggregate fair value of these securities is $2,964,712.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $7,070,498.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2011. The total of all such securities represent 0.02% of the net assets of the fund.
(b)	Security issued in connection with a pending litigation settlement.
(c)	Security purchased on a “when-issued” basis. The cost of securities was $1,786,217.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

(e)	Variable rate security. The rate presented represents the rate in effect at September 30, 2011. The date presented represents the final maturity date.
(f)	The security has not settled as of September 30, 2011 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(g)	Security in Bankruptcy. Security is fair valued, represents 0.1% of fund’s net assets.
(h)	The rate represents the effective yield at September 30, 2011.
(i)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at September 30, 2011.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(k)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

As of September 30, 2011, the Fund’s open foreign currency contracts were as follows:

Long Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive 43,216 Australian Dollars in exchange for U.S. Dollars	UBS Warburg	2/8/12	$41,909	$41,187	$(722)
Receive 43,228 Australian Dollars in exchange for U.S. Dollars	Morgan Stanley	2/8/12	42,033	41,198	(835)
Receive 570,000 Australian Dollars in exchange for U.S. Dollars	Deutsche Bank	9/13/12	575,301	532,482	(42,819)
Receive 106,152 Australian Dollars in exchange for U.S. Dollars	Deutsche Bank	10/6/11	103,466	102,617	(849)
Receive 435,000 Brazilian Real in exchange for U.S. Dollars	Deutsche Bank	10/31/11	235,772	229,742	(6,030)
Receive 375,584 Canadian Dollar in exchange for U.S. Dollars	Deutsche Bank	10/4/11	359,720	358,484	(1,236)
Receive 15,000 Swiss Franc in exchange for U.S. Dollars	Deutsche Bank	2/10/12	19,942	16,608	(3,334)
Receive 34,000 Swiss Franc in exchange for U.S. Dollars	SSBT	2/10/12	45,951	37,645	(8,306)
Receive 40,000 Swiss Franc in exchange for U.S. Dollars	Deutsche Bank	2/10/12	53,277	44,289	(8,988)
Receive 66,250 Swiss Franc in exchange for U.S. Dollars	SSBT	2/10/12	73,550	73,353	(197)
Receive 38,400 Swiss Franc in exchange for U.S. Dollars	Bank of America	2/10/12	42,958	42,517	(441)
Receive 36,962 Swiss Franc in exchange for U.S. Dollars	SSBT	2/10/12	41,229	40,925	(304)
Receive 153,759,000 Chilean Peso in exchange for U.S. Dollars	Barclays Bank	10/28/11	303,572	294,821	(8,751)
Receive 307,366,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	10/28/11	607,143	589,350	(17,793)
Receive 8,700,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	1/13/12	17,145	16,537	(608)
Receive 305,012,200 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	1/20/12	610,000	579,483	(30,517)
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/10/12	8,939	8,347	(592)
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Barclays Bank	2/13/12	8,928	8,345	(583)
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/14/12	8,972	8,344	(628)
Receive 8,010,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/14/12	16,476	15,191	(1,285)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/21/12	8,827	8,151	(676)
Receive 7,240,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/16/12	15,040	13,729	(1,311)
Receive 3,890,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/21/12	8,044	7,374	(670)
Receive 7,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/22/12	15,153	13,837	(1,316)
Receive 7,25,0000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/16/12	15,054	13,748	(1,306)
Receive 3,250,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/29/12	6,714	6,157	(557)
Receive 3,250,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/27/12	6,714	6,158	(556)
Receive 2,610,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/23/12	5,392	4,947	(445)
Receive 3,900,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/28/12	8,033	7,389	(644)
Receive 9,210,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/27/12	18,983	17,451	(1,532)
Receive 4,000,000 Chilean Peso in exchange for U.S. Dollars	Barclays Bank	3/1/12	8,137	7,578	(559)
Receive 8,000,000 Chilean Peso in exchange for U.S. Dollars	Barclays Bank	2/29/12	16,296	15,156	(1,140)
Receive 5,600,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/28/12	11,426	10,610	(816)
Receive 700,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	3/2/12	1,425	1,326	(99)
Receive 700,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	3/2/12	1,425	1,326	(99)
Receive 2,500,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	3/12/12	5,083	4,732	(351)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	3/21/12	8,630	8,134	(496)
Receive 4,500,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	5/11/12	9,268	8,477	(791)
Receive 162,750,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	7/11/12	337,795	305,011	(32,784)
Receive 990,530,400 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	9/12/12	2,060,000	1,846,451	(213,549)
Receive 192,450 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/5/12	258,910	257,705	(1,205)
Receive 4,097 European Euro in exchange for U.S. Dollars	Deutsche Bank	10/3/11	5,583	5,488	(95)
Receive 57,171 European Euro in exchange for U.S. Dollars	Bank of America	10/3/11	76,769	76,584	(185)
Receive 17,552 British Pounds in exchange for U.S. Dollars	Barclays Bank	1/24/12	27,810	27,336	(474)
Receive 17,502 British Pounds in exchange for U.S. Dollars	Deutsche Bank	1/24/12	27,704	27,258	(446)
Receive 11,688 British Pounds in exchange for U.S. Dollars	Citibank	1/24/12	18,470	18,203	(267)
Receive 9,301 British Pounds in exchange for U.S. Dollars	Deutsche Bank	1/26/12	14,799	14,485	(314)
Receive 2,341 British Pounds in exchange for U.S. Dollars	JP Morgan Chase	1/27/12	3,725	3,646	(79)
Receive 7,025 British Pounds in exchange for U.S. Dollars	Morgan Stanley	1/27/12	11,059	10,941	(118)
Receive 11,788 British Pounds in exchange for U.S. Dollars	Barclays Bank	1/27/12	18,540	18,359	(181)
Receive 4,650 British Pounds in exchange for U.S. Dollars	JP Morgan Chase	1/30/12	7,318	7,241	(77)
Receive 2,361 British Pounds in exchange for U.S. Dollars	Morgan Stanley	1/31/12	3,738	3,677	(61)
Receive 9,103 British Pounds in exchange for U.S. Dollars	Morgan Stanley	2/1/12	14,349	14,176	(173)
Receive 7,906 British Pounds in exchange for U.S. Dollars	Citibank	2/1/12	12,505	12,312	(193)
Receive 981 British Pounds in exchange for U.S. Dollars	Barclays Bank	2/1/12	1,547	1,528	(19)
Receive 61,544 British Pounds in exchange for U.S. Dollars	Barclays Bank	2/14/12	98,063	95,834	(2,229)
Receive 74,696 British Pounds in exchange for U.S. Dollars	Deutsche Bank	3/29/12	118,995	116,270	(2,725)
Receive 74,687 British Pounds in exchange for U.S. Dollars	Morgan Stanley	3/29/12	118,997	116,256	(2,741)
Receive 149,827 British Pounds in exchange for U.S. Dollars	Barclays Bank	3/30/12	237,991	233,215	(4,776)
Receive 89,848 British Pounds in exchange for U.S. Dollars	Credit Suisse	4/2/12	142,795	139,850	(2,945)
Receive 131,361 British Pounds in exchange for U.S. Dollars	Deutsche Bank	11/18/11	216,441	204,714	(11,727)
Receive 105,300 British Pounds in exchange for U.S. Dollars	SSBT	11/18/11	162,976	164,100	1,124
Receive 53,220 British Pounds in exchange for U.S. Dollars	Bank of America	10/4/11	83,193	82,977	(216)
Receive 21,000,000 Hungarian Forint in exchange for U.S. Dollars	Deutsche Bank	9/28/12	96,507	92,947	(3,560)
Receive 22,200,000 Hungarian Forint in exchange for U.S. Dollars	Deutsche Bank	9/28/12	100,475	98,258	(2,217)
Receive 803,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	9/17/12	84,526	87,797	3,271
Receive 1,225,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	3/19/12	135,284	137,310	2,026
Receive 1,050,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	9/19/12	112,721	114,771	2,050
Receive 1,365,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	9/20/12	147,967	149,182	1,215
Receive 1,849,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	9/21/12	197,226	202,051	4,825
Receive 923,000,000 Indonesian Rupiah in exchange for U.S. Dollars	HSBC	9/21/12	98,611	100,862	2,251
Receive 944,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	9/24/12	98,590	103,113	4,523
Receive 183,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	9/26/12	18,626	19,989	1,363
Receive 273,000,000 Indonesian Rupiah in exchange for U.S. Dollars	Deutsche Bank	9/26/12	27,936	29,820	1,884
Receive 128,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	3/26/12	13,334	14,337	1,003
Receive 126,000,000 Indonesian Rupiah in exchange for U.S. Dollars	JP Morgan Chase	12/27/11	13,333	14,246	913
Receive 255,000,000 Indonesian Rupiah in exchange for U.S. Dollars	Deutsche Bank	3/26/12	26,566	28,562	1,996
Receive 41,781,250 Indian Rupee in exchange for U.S. Dollars	JP Morgan Chase	10/31/11	891,428	849,305	(42,123)
Receive 43,950,000 Indian Rupee in exchange for U.S. Dollars	JP Morgan Chase	3/15/12	918,495	882,199	(36,296)
Receive 28,560,000 Indian Rupee in exchange for U.S. Dollars	Deutsche Bank	5/29/12	600,000	571,408	(28,592)
Receive 14,490,000 Indian Rupee in exchange for U.S. Dollars	JP Morgan Chase	7/12/12	312,309	289,393	(22,916)
Receive 1,190,300 Japanese Yen in exchange for U.S. Dollars	SSBT	10/20/11	14,569	15,441	872
Receive 940,690 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	11,613	12,203	590
Receive 2,340,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	28,695	30,355	1,660
Receive 160,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	1,993	2,075	82
Receive 2,760,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	34,359	35,804	1,445
Receive 1,238,714 Japanese Yen in exchange for U.S. Dollars	Bank of America	10/20/11	15,398	16,069	671
Receive 1,702,500 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	21,063	22,085	1,022
Receive 906,741 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	11,219	11,762	543
Receive 1,000,000 Japanese Yen in exchange for U.S. Dollars	SSBT	10/20/11	12,373	12,972	599
Receive 2,707,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	34,118	35,116	998
Receive 1,380,550 Japanese Yen in exchange for U.S. Dollars	Bank of America	10/20/11	17,541	17,909	368
Receive 515,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	6,573	6,681	108
Receive 936,900 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	12,017	12,153	136
Receive 1,650,000 Japanese Yen in exchange for U.S. Dollars	SSBT	10/20/11	21,506	21,404	(102)
Receive 355,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	4,629	4,605	(24)
Receive 837,178 Japanese Yen in exchange for U.S. Dollars	Bank of America	10/20/11	10,914	10,860	(54)
Receive 330,977 Japanese Yen in exchange for U.S. Dollars	HSBC	10/20/11	4,292	4,293	1
Receive 317,000,000 Korean Won in exchange for U.S. Dollars	HSBC	9/26/12	268,426	270,155	1,729
Receive 316,000,000 Korean Won in exchange for U.S. Dollars	Deutsche Bank	12/27/11	268,456	268,192	(264)
Receive 11,644,900 Mexican Peso in exchange for U.S. Dollars	HSBC	9/4/12	905,548	816,238	(89,310)
Receive 53,860 Norwegian Krone in exchange for U.S. Dollars	Bank of America	12/19/11	9,802	9,146	(656)
Receive 200,000 Norwegian Krone in exchange for U.S. Dollars	Bank of America	12/19/11	35,709	33,963	(1,746)
Receive 93,740 Norwegian Krone in exchange for U.S. Dollars	Deutsche Bank	12/19/11	16,549	15,918	(631)
Receive 50,400 Norwegian Krone in exchange for U.S. Dollars	Deutsche Bank	12/19/11	8,879	8,558	(321)
Receive 28,879 Norwegian Krone in exchange for U.S. Dollars	Bank of America	12/19/11	4,911	4,904	(7)
Receive 2,600,000 Philippine Peso in exchange for U.S. Dollars	HSBC	10/3/11	57,538	59,460	1,922
Receive 2,140,000 Philippine Peso in exchange for U.S. Dollars	HSBC	10/27/11	48,736	48,877	141
Receive 4,270,000 Philippine Peso in exchange for U.S. Dollars	Deutsche Bank	10/28/11	97,244	97,521	277
Receive 35,820,000 Philippine Peso in exchange for U.S. Dollars	Deutsche Bank	10/28/11	815,351	818,082	2,731
Receive 1,420,000 Philippine Peso in exchange for U.S. Dollars	HSBC	10/28/11	32,346	32,431	85
Receive 2,780,000 Philippine Peso in exchange for U.S. Dollars	HSBC	10/31/11	63,225	63,482	257
Receive 1,400,000 Philippine Peso in exchange for U.S. Dollars	Deutsche Bank	11/4/11	32,542	31,964	(578)
Receive 3,000,000 Philippine Peso in exchange for U.S. Dollars	Deutsche Bank	11/14/11	69,683	68,470	(1,213)
Receive 9,520,000 Philippine Peso in exchange for U.S. Dollars	JP Morgan Securities	7/11/12	221,344	216,452	(4,892)
Receive 28,970,800 Philippine Peso in exchange for U.S. Dollars	Deutsche Bank	7/18/12	670,000	658,612	(11,388)
Receive 3,200,000 Philippine Peso in exchange for U.S. Dollars	HSBC	9/28/12	73,203	72,659	(544)
Receive 2,600,000 Philippine Peso in exchange for U.S. Dollars	HSBC	10/3/11	59,232	59,036	(196)
Receive 123,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/7/12	96,328	94,180	(2,148)
Receive 123,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/7/12	96,316	94,180	(2,136)
Receive 221,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/8/12	173,789	169,221	(4,568)
Receive 25,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/8/12	19,642	19,143	(499)
Receive 34,819 Singapore Dollars in exchange for U.S. Dollars	Barclays Bank	2/9/12	27,334	26,662	(672)
Receive 125,400 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/13/12	98,472	96,029	(2,443)
Receive 90,300 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/14/12	70,908	69,151	(1,757)
Receive 154,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/17/12	120,460	117,939	(2,521)
Receive 103,000 Singapore Dollars in exchange for U.S. Dollars	Barclays Bank	2/17/12	80,617	78,881	(1,736)
Receive 154,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/17/12	120,456	117,938	(2,518)
Receive 212,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/24/12	165,849	162,378	(3,471)
Receive 132,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/27/12	103,521	101,109	(2,412)
Receive 132,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/29/12	103,390	101,113	(2,277)
Receive 316,000 Singapore Dollars in exchange for U.S. Dollars	JP Morgan Chase	3/19/12	247,087	242,144	(4,943)
Receive 252,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	3/19/12	197,498	193,102	(4,396)
Receive 220,800 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	3/19/12	173,085	169,194	(3,891)
Receive 237,700 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	3/21/12	185,428	182,151	(3,277)
Receive 190,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	3/21/12	148,385	145,598	(2,787)
Receive 748,020 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	5/29/12	600,000	574,026	(25,974)
Receive 321,000 Singapore Dollars in exchange for U.S. Dollars	Morgan Stanley	3/26/12	250,076	246,007	(4,069)
Receive 321,000 Singapore Dollars in exchange for U.S. Dollars	Credit Suisse First Boston	3/26/12	249,903	246,007	(3,896)

					$(711,101)

See Notes to Schedules of Portfolio Investments.

Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Deliver 320,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	10/18/11	$448,480	$428,607	$19,873
Deliver 91,650,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Securities	10/31/11	1,129,494	1,189,111	(59,617)
Deliver 1,644,000 European Euro in exchange for U.S. Dollars	Barclays Bank	10/31/11	2,253,595	2,201,739	51,856
Deliver 20,662,500 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/31/11	254,464	268,085	(13,621)
Deliver 3,093,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	11/16/11	37,798	40,141	(2,343)
Deliver 6,194,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	11/16/11	75,667	80,385	(4,718)
Deliver 1,491,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/17/11	18,127	19,350	(1,223)
Deliver 6,176,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/17/11	75,085	80,152	(5,067)
Deliver 2,471,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	11/17/11	30,010	32,069	(2,059)
Deliver 1,616,00 Japanese Yen in exchange for U.S. Dollars	HSBC	11/17/11	19,550	20,973	(1,423)
Deliver 8,613,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/21/11	103,871	111,787	(7,916)
Deliver 6,679,000 Japanese Yen in exchange for U.S. Dollars	Bank of America	11/28/11	80,664	86,696	(6,032)
Deliver 9,732,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/29/11	117,522	126,327	(8,805)
Deliver 2,416,000 Japanese Yen in exchange for U.S. Dollars	Citibank	11/29/11	29,193	31,361	(2,168)
Deliver 5,989,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	12/1/11	71,561	77,743	(6,182)
Deliver 100,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	12/2/11	130,125	133,914	(3,789)
Deliver 97,000 European Euro in exchange for U.S. Dollars	Barclays Bank	12/12/11	128,176	129,896	(1,720)
Deliver 41,392,500 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	12/16/11	500,000	537,449	(37,449)
Deliver 2,251,755 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	12/28/11	27,133	29,243	(2,110)
Deliver 2,260,084 Japanese Yen in exchange for U.S. Dollars	Citibank	12/28/11	27,220	29,351	(2,131)
Deliver 2,255,332 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	12/28/11	27,356	29,289	(1,933)
Deliver 115,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	1/5/12	153,301	154,000	(699)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Citibank	1/10/12	18,391	19,744	(1,353)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/10/12	18,383	19,745	(1,362)
Deliver 3,030,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/10/12	36,638	39,359	(2,721)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/12/12	18,421	19,745	(1,324)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/12/12	18,384	19,745	(1,361)
Deliver 3,250,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/13/12	39,363	42,219	(2,856)
Deliver 4,120,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/13/12	49,917	53,521	(3,604)
Deliver 4,090,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/13/12	49,516	53,132	(3,616)
Deliver 50,187,445 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	1/20/12	610,000	652,050	(42,050)
Deliver 1,650,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	1/23/12	2,215,884	2,209,542	6,342
Deliver 7,610,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/26/12	92,573	98,882	(6,309)
Deliver 8,700,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/26/12	105,762	113,045	(7,283)
Deliver 5,078,281 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/26/12	61,879	65,986	(4,107)
Deliver 2,170,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/26/12	26,399	28,196	(1,797)
Deliver 9,353,364 Japanese Yen in exchange for U.S. Dollars	HSBC	1/27/12	114,121	121,537	(7,416)
Deliver 3,336,000 Japanese Yen in exchange for U.S. Dollars	HSBC	2/10/12	40,752	43,359	(2,607)
Deliver 3,771,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	2/10/12	46,149	49,013	(2,864)
Deliver 964,860 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	2/15/12	11,745	12,542	(797)
Deliver 1,140,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/15/12	13,889	14,818	(929)
Deliver 680,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/16/12	8,220	8,839	(619)
Deliver 15,000 European Euro in exchange for U.S. Dollars	JP Morgan Chase	2/16/12	20,064	20,086	(22)
Deliver 15,000 European Euro in exchange for U.S. Dollars	UBS Warburg	2/16/12	20,072	20,086	(14)
Deliver 17,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	2/17/12	22,811	22,765	46
Deliver 17,000 European Euro in exchange for U.S. Dollars	UBS Warburg	2/21/12	22,760	22,765	(5)
Deliver 4,020,000 Japanese Yen in exchange for U.S. Dollars	HSBC	2/22/12	48,513	52,261	(3,748)
Deliver 4,000,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/23/12	48,248	52,002	(3,754)
Deliver 146,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	2/27/12	198,935	195,507	3,428
Deliver 89,930 European Euro in exchange for U.S. Dollars	Deutsche Bank	2/29/12	122,889	120,424	2,465
Deliver 5,100,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/1/12	62,735	66,311	(3,576)
Deliver 41,800 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/1/12	56,992	55,974	1,018
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	HSBC	3/1/12	56,615	59,810	(3,195)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	3/1/12	56,594	59,810	(3,216)
Deliver 43,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/5/12	58,768	57,580	1,188
Deliver 15,000 European Euro in exchange for U.S. Dollars	HSBC	3/8/12	20,730	20,086	644
Deliver 57,000 European Euro in exchange for U.S. Dollars	UBS Warburg	3/8/12	78,862	76,327	2,535
Deliver 43,000 European Euro in exchange for U.S. Dollars	Morgan Stanley	3/8/12	59,488	57,580	1,908
Deliver 44,142,850 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	3/15/12	535,000	574,103	(39,103)
Deliver 690,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/15/12	948,060	923,962	24,098
Deliver 13,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/16/12	17,983	17,408	575
Deliver 121,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/16/12	167,385	162,028	5,357
Deliver 3,000,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	3/19/12	37,330	39,019	(1,689)
Deliver 4,060,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/19/12	50,538	52,806	(2,268)
Deliver 5,012,000 Japanese Yen in exchange for U.S. Dollars	Citibank	3/19/12	62,384	65,189	(2,805)
Deliver 87,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/21/12	120,749	116,499	4,250
Deliver 86,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/22/12	120,508	115,160	5,348
Deliver 4,542,830 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/23/12	56,242	59,091	(2,849)
Deliver 78,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/26/12	109,169	104,447	4,722
Deliver 109,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	4/4/12	153,118	145,958	7,160
Deliver 73,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	4/5/12	102,174	97,752	4,422
Deliver 61,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	4/10/12	85,912	81,682	4,230
Deliver 37,000 European Euro in exchange for U.S. Dollars	UBS Warburg	4/10/12	51,953	49,545	2,408
Deliver 73,000 European Euro in exchange for U.S. Dollars	HSBC	4/10/12	102,566	97,752	4,814
Deliver 99,000 European Euro in exchange for U.S. Dollars	UBS Warburg	4/12/12	141,132	132,567	8,565
Deliver 60,000 European Euro in exchange for U.S. Dollars	HSBC	4/16/12	85,985	80,344	5,641
Deliver 68,447,040 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	4/16/12	820,000	890,777	(70,777)
Deliver 370,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	4/16/12	528,027	495,452	32,575
Deliver 7,400,000 Japanese Yen in exchange for U.S. Dollars	SSBT	10/20/11	89,129	95,995	(6,866)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	Citibank	4/20/12	42,637	45,553	(2,916)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	4/20/12	42,612	45,553	(2,941)
Deliver 17,157,537 Japanese Yen in exchange for U.S. Dollars	Bank of America	10/20/11	208,222	222,573	(14,351)
Deliver 319,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	4/23/12	451,018	427,160	23,858
Deliver 181,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	5/7/12	264,730	242,369	22,361
Deliver 112,000 European Euro in exchange for U.S. Dollars	Barclays Bank	5/7/12	164,648	149,974	14,674
Deliver 112,000 European Euro in exchange for U.S. Dollars	Morgan Stanley	5/7/12	164,750	149,974	14,776
Deliver 153,000 European Euro in exchange for U.S. Dollars	Credit Suisse	5/7/12	224,298	204,876	19,422
Deliver 56,000 European Euro in exchange for U.S. Dollars	UBS Warburg	5/9/12	80,326	74,987	5,339
Deliver 112,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	5/9/12	161,588	149,974	11,614
Deliver 11,180,000 Japanese Yen in exchange for U.S. Dollars	Citibank	5/10/12	139,101	145,573	(6,472)
Deliver 7,475,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	5/11/12	92,980	97,333	(4,353)
Deliver 11,175,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	5/11/12	139,010	145,512	(6,502)
Deliver 118,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	5/18/12	165,312	158,008	7,304
Deliver 147,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	5/21/12	205,247	196,841	8,406
Deliver 118,000 European Euro in exchange for U.S. Dollars	UBS Warburg	5/21/12	164,822	158,008	6,814
Deliver 24,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	5/21/12	33,667	32,137	1,530
Deliver 2,300,000 Japanese Yen in exchange for U.S. Dollars	Bank of America	10/20/11	28,226	29,836	(1,610)
Deliver 260,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	5/29/12	361,725	348,154	13,571
Deliver 48,990,000 Japanese Yen in exchange for U.S. Dollars	Credit Suisse	5/29/12	600,000	638,159	(38,159)
Deliver 500,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	5/29/12	695,625	669,526	26,099
Deliver 57,050 European Euro in exchange for U.S. Dollars	Deutsche Bank	6/6/12	81,644	76,393	5,251
Deliver 76,800 European Euro in exchange for U.S. Dollars	UBS Warburg	6/7/12	110,239	102,839	7,400
Deliver 147,700 European Euro in exchange for U.S. Dollars	Deutsche Bank	6/7/12	212,710	197,778	14,932
Deliver 44,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	6/11/12	63,741	58,918	4,823
Deliver 231,600 European Euro in exchange for U.S. Dollars	Deutsche Bank	6/11/12	333,932	310,123	23,809
Deliver 103,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	6/13/12	147,774	137,922	9,852
Deliver 21,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	6/14/12	30,006	28,120	1,886
Deliver 1,030,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/11/12	1,458,686	1,379,215	79,471
Deliver 26,073,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	7/11/12	322,287	339,953	(17,666)
Deliver 226,000 European Euro in exchange for U.S. Dollars	Morgan Stanley	7/16/12	315,298	302,623	12,675
Deliver 82,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/16/12	114,885	109,801	5,084
Deliver 257,000 European Euro in exchange for U.S. Dollars	UBS Warburg	7/16/12	360,018	344,133	15,885
Deliver 257,000 European Euro in exchange for U.S. Dollars	UBS Warburg	7/18/12	360,378	344,134	16,244
Deliver 129,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/18/12	180,947	172,736	8,211
Deliver 51,000 European Euro in exchange for U.S. Dollars	Morgan Stanley	7/18/12	71,400	68,291	3,109
Deliver 97,000 European Euro in exchange for U.S. Dollars	Barclays Bank	7/19/12	135,907	129,887	6,020
Deliver 470,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/19/12	656,773	629,349	27,424
Deliver 71,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/20/12	99,034	95,072	3,962
Deliver 366,000 European Euro in exchange for U.S. Dollars	Morgan Stanley	7/20/12	510,039	490,089	19,950
Deliver 64,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/23/12	89,776	85,699	4,077
Deliver 29,795 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/23/12	41,954	39,896	2,058
Deliver 9,975 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/25/12	14,191	13,357	834
Deliver 9,978 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/27/12	14,203	13,361	842
Deliver 19,995 European Euro in exchange for U.S. Dollars	Barclays Bank	7/31/12	28,472	26,773	1,699
Deliver 48,730 European Euro in exchange for U.S. Dollars	Barclays Bank	8/1/12	69,060	65,251	3,809
Deliver 48,862 European Euro in exchange for U.S. Dollars	Barclays Bank	8/2/12	69,662	65,428	4,234
Deliver 136,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/6/12	191,311	182,109	9,202
Deliver 87,500 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/6/12	124,332	117,166	7,166
Deliver 78,136 European Euro in exchange for U.S. Dollars	Barclays Bank	8/6/12	111,000	104,627	6,373
Deliver 46,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/6/12	65,363	61,596	3,767
Deliver 34,482 European Euro in exchange for U.S. Dollars	Citibank	8/8/12	48,411	46,173	2,238
Deliver 117,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/8/12	164,648	156,667	7,981
Deliver 122,500 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/8/12	172,388	164,032	8,356
Deliver 9,686 European Euro in exchange for U.S. Dollars	Citibank	8/9/12	13,629	12,970	659
Deliver 92,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/9/12	130,372	123,191	7,181
Deliver 88,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/9/12	124,475	117,835	6,640
Deliver 61,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/10/12	86,210	81,681	4,529
Deliver 348,799 Swiss Franc in exchange for U.S. Dollars	Barclays Bank	2/10/12	460,097	386,195	73,902
Deliver 360,201 Swiss Franc in exchange for U.S. Dollars	Deutsche Bank	2/10/12	474,191	398,818	75,373
Deliver 46,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/13/12	65,199	61,596	3,603
Deliver 71,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/13/12	100,510	95,071	5,439
Deliver 843,504 British Pounds in exchange for U.S. Dollars	Bank of America	11/18/11	1,363,474	1,314,524	48,950
Deliver 843,504 British Pounds in exchange for U.S. Dollars	Barclays Bank	11/18/11	1,364,790	1,314,524	50,266
Deliver 843,504 British Pounds in exchange for U.S. Dollars	Bank of America	11/18/11	1,367,607	1,314,524	53,083
Deliver 309,384 British Pounds in exchange for U.S. Dollars	SSBT	11/18/11	500,429	482,147	18,282
Deliver 263,000 European Euro in exchange for U.S. Dollars	Credit Suisse First Boston	8/20/12	377,720	352,166	25,554
Deliver 263,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/20/12	377,134	352,166	24,968
Deliver 132,000 European Euro in exchange for U.S. Dollars	Morgan Stanley	8/20/12	189,400	176,752	12,648
Deliver 395,000 European Euro in exchange for U.S. Dollars	Barclays Bank	8/20/12	566,212	528,919	37,293
Deliver 84,000 British Pounds in exchange for U.S. Dollars	Deutsche Bank	11/18/11	137,950	130,906	7,044
Deliver 263,000 European Euro in exchange for U.S. Dollars	Barclays Bank	8/20/12	379,235	352,166	27,069
Deliver 1,019,106 Norwegian Krone in exchange for U.S. Dollars	SSBT	12/19/11	188,606	173,058	15,548
Deliver 28,299 European Euro in exchange for U.S. Dollars	Barclays Bank	8/23/12	40,694	37,893	2,801
Deliver 246,567 Australian Dollars in exchange for U.S. Dollars	Bank of America	2/23/12	252,238	234,636	17,602
Deliver 47,689 European Euro in exchange for U.S. Dollars	Barclays Bank	8/24/12	68,414	63,857	4,557

Deliver 703,879 Japanese Yen in exchange for U.S. Dollars	HSBC	10/20/11	9,182	9,131	51
Deliver 30,957 European Euro in exchange for U.S. Dollars	Barclays Bank	8/27/12	44,624	41,452	3,172
Deliver 28,089 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/29/12	40,212	37,612	2,600
Deliver 22,800,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Securities	8/30/12	299,193	297,601	1,592
Deliver 891 European Euro in exchange for U.S. Dollars	Deutsche Bank	8/31/12	1,289	1,193	96
Deliver 5,217 Australian Dollars in exchange for U.S. Dollars	Barclays Bank	12/21/11	5,511	4,996	515
Deliver 5,652 Swiss Franc in exchange for U.S. Dollars	Barclays Bank	2/10/12	7,079	6,258	821
Deliver 11,343 Swiss Franc in exchange for U.S. Dollars	Deutsche Bank	2/10/12	14,158	12,559	1,599
Deliver 22,457 Swiss Franc in exchange for U.S. Dollars	Barclays Bank	2/10/12	28,316	24,865	3,451
Deliver 15,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/6/12	21,282	20,085	1,197
Deliver 29,182 European Euro in exchange for U.S. Dollars	Barclays Bank	9/10/12	40,974	39,075	1,899
Deliver 34,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/10/12	47,559	45,527	2,032
Deliver 81,000 Australian Dollars in exchange for U.S. Dollars	Bank of America	2/23/12	84,532	77,081	7,451
Deliver 28,968 European Euro in exchange for U.S. Dollars	Barclays Bank	9/12/12	40,497	38,789	1,708
Deliver 34,615 British Pounds in exchange for U.S. Dollars	Barclays Bank	11/18/11	55,554	53,945	1,609
Deliver 15,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/13/12	20,524	20,085	439
Deliver 762,490 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/11	9,858	9,891	(33)
Deliver 81,755 European Euro in exchange for U.S. Dollars	Barclays Bank	9/14/12	111,826	109,472	2,354
Deliver 2,559,677 European Euro in exchange for U.S. Dollars	Bank of America	3/15/12	3,501,638	3,427,599	74,039
Deliver 76,694 European Euro in exchange for U.S. Dollars	UBS Warburg	9/17/12	105,124	102,695	2,429
Deliver 19,406 European Euro in exchange for U.S. Dollars	Barclays Bank	9/19/12	26,900	25,985	915
Deliver 47,650 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/15/12	66,036	63,807	2,229
Deliver 47,650 European Euro in exchange for U.S. Dollars	Barclays Bank	3/15/12	66,055	63,808	2,247
Deliver 9,800 Australian Dollars in exchange for U.S. Dollars	Bank of America	12/21/11	9,995	9,387	608
Deliver 133,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/24/12	181,669	178,091	3,578
Deliver 45,864 European Euro in exchange for U.S. Dollars	Barclays Bank	9/24/12	62,399	61,413	986
Deliver 96,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/24/12	131,268	128,546	2,722
Deliver 107,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/26/12	144,759	143,275	1,484
Deliver 180,000 European Euro in exchange for U.S. Dollars	HSBC	9/28/12	241,808	241,021	787
Deliver 350,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/28/12	470,008	468,652	1,356
Deliver 16,400 Australian Dollars in exchange for U.S. Dollars	Barclays Bank	2/23/12	15,828	15,607	221
Deliver 6,600 Australian Dollars in exchange for U.S. Dollars	Deutsche Bank	2/23/12	6,369	6,280	89
Deliver 130,000 European Euro in exchange for U.S. Dollars	Morgan Stanley	9/28/12	176,615	174,071	2,544
Deliver 270,000 European Euro in exchange for U.S. Dollars	Credit Suisse First Boston	9/28/12	364,365	361,532	2,833
Deliver 121,466,500 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	9/28/12	1,598,349	1,586,527	11,822
Deliver 840,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/28/12	1,141,510	1,124,766	16,744
Deliver 130,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/28/12	176,775	174,071	2,704
Deliver 130,000 European Euro in exchange for U.S. Dollars	Credit Suisse First Boston	9/28/12	176,410	174,071	2,339
Deliver 2,600,000 Philippine Peso in exchange for U.S. Dollars	HSBC	10/3/11	59,395	59,460	(65)
Deliver 40,044 Swiss Franc in exchange for U.S. Dollars	SSBT	10/3/11	44,754	44,197	557
Deliver 15,062 Swiss Franc in exchange for U.S. Dollars	Barclays Bank	10/3/11	16,852	16,624	228
Deliver 149,000 British Pounds in exchange for U.S. Dollars	HSBC	11/18/11	232,947	232,203	744

					$894,707

As of September 30, 2011, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Net Unrealized Appreciation/ (Depreciation)
Australian Dollar/Japanese Yen	Deutsche Bank	27,000	AUD	2,143,206	JPY	$26,079	$23,953	$(2,126)
Australian Dollar/Japanese Yen	Citibank	27,000	AUD	2,142,450	JPY	26,079	23,963	(2,116)
Australian Dollar/Japanese Yen	Barclays Bank	27,000	AUD	2,141,100	JPY	26,079	23,980	(2,099)
Norwegian Krone/European Euro	Deutsche Bank	2,110,000	NOK	255,953	EUR	350,575	366,933	16,358
Norwegian Krone/European Euro	UBS Warburg	275,700	NOK	33,213	EUR	46,742	49,173	2,431
Norwegian Krone/European Euro	Morgan Stanley	158,780	NOK	19,134	EUR	25,959	27,329	1,370
Norwegian Krone/European Euro	UBS Warburg	50,000	NOK	6,010	EUR	8,045	8,495	450
Norwegian Krone/European Euro	Morgan Stanley	240,000	NOK	28,866	EUR	38,615	40,754	2,139
Norwegian Krone/European Euro	UBS Warburg	550,000	NOK	66,630	EUR	88,706	92,966	4,260
Norwegian Krone/European Euro	UBS Warburg	180,000	NOK	21,818	EUR	28,677	30,051	1,374
Norwegian Krone/European Euro	UBS Warburg	389,900	NOK	49,200	EUR	66,284	66,469	185
Norwegian Krone/European Euro	Deutsche Bank	779,000	NOK	97,969	EUR	132,041	132,848	807
Norwegian Krone/European Euro	UBS Warburg	545,000	NOK	68,522	EUR	92,378	92,968	590
Polish Zloty/European Euro	Deutsche Bank	700,000	PLN	172,393	EUR	236,220	216,144	(20,076)
Polish Zloty/European Euro	Deutsche Bank	233,000	PLN	58,594	EUR	79,136	70,231	(8,905)
Polish Zloty/European Euro	Barclays Bank	233,000	PLN	58,559	EUR	79,195	70,332	(8,863)
Polish Zloty/European Euro	Deutsche Bank	233,000	PLN	58,027	EUR	78,338	70,168	(8,170)
Polish Zloty/European Euro	Morgan Stanley	91,000	PLN	22,722	EUR	31,683	28,270	(3,413)
Swedish Krona/European Euro	Deutsche Bank	5,900,000	SEK	633,857	EUR	855,486	856,600	1,114
Swedish Krona/European Euro	Deutsche Bank	4,380,000	SEK	465,018	EUR	636,226	651,074	14,848

								$(9,842)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Argentina	—	^%
Australia	3.1
Bermuda	0.3
Brazil	0.8
Canada	0.6
Cayman Islands	0.2
China	0.2
Denmark	0.3
Egypt	0.3
France	2.8
Germany	2.2
Hong Kong	0.5
Hungary	0.8
India	0.1
Indonesia	1.0
Iraq	0.1
Ireland (Republic of)	0.8
Isle of Man	0.1
Israel	1.2
Italy	0.6
Japan	1.4
Jersey	0.1
Lithuania	0.2
Luxembourg	0.2
Malaysia	3.1
Mexico	1.3
Netherlands	1.2
Norway	2.0
Philippines	0.4
Poland	2.2
Qatar	0.1
Republic of Korea (South)	4.4
Russian Federation	0.5
Singapore	1.4
South Africa	0.2
Spain	0.6
Sweden	2.4
Switzerland	3.5
Taiwan	0.2
Turkey	0.2
Ukraine	0.4
United Arab Emirates	0.1
United Kingdom	7.7
United States	50.2
Vietnam	—	^

	100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks +(95.7%):
Aerospace & Defense (2.5%):
4,110	Boeing Co. (The)	$248,696
1,270	Goodrich Corp.	153,264
3,665	Honeywell International, Inc.	160,930
3,285	Raytheon Co.	134,258
4,465	United Technologies Corp.	314,157

		1,011,305

Air Freight & Logistics (0.9%):
6,050	United Parcel Service, Inc., Class B	382,058

Airlines (0.0%):
350	AMR Corp.*	1,036

Auto Components (0.0%):
1,310	Cooper Tire & Rubber Co.	14,266

Automobiles (0.2%):
9,890	Ford Motor Co.*	95,636

Beverages (2.5%):
8,690	Coca-Cola Co. (The)	587,096
6,985	PepsiCo, Inc.	432,372

		1,019,468

Biotechnology (1.2%):
4,365	Amgen, Inc.	239,857
1,040	Biogen Idec, Inc.*	96,876
190	Cephalon, Inc.*	15,333
2,580	Gilead Sciences, Inc.*	100,104
510	Human Genome Sciences, Inc.*	6,472
2,400	PDL BioPharma, Inc.	13,320

		471,962

Capital Markets (1.7%):
7,150	Charles Schwab Corp. (The)	80,580
3,075	Eaton Vance Corp.	68,480
2,570	Goldman Sachs Group, Inc. (The)	242,993
5,405	Legg Mason, Inc.	138,963
8,380	Morgan Stanley	113,130
550	TD Ameritrade Holding Corp.	8,088
1,585	Waddell & Reed Financial, Inc., Class A	39,641

		691,875

Chemicals (1.8%):
8,000	Dow Chemical Co. (The)	179,680
6,610	E.I. du Pont de Nemours & Co.	264,202
1,855	Eastman Chemical Co.	127,123
1,040	Monsanto Co.	62,441
3,360	Olin Corp.	60,514
2,530	RPM International, Inc.	47,311

		741,271

Commercial Banks (2.3%):
1,390	Associated Banc-Corp.	12,927
1,060	FirstMerit Corp.	12,042
1,430	Old National Bancorp	13,328
120	Toronto-Dominion Bank (The)	8,514
10,575	U.S. Bancorp	248,935
26,405	Wells Fargo & Co.	636,888

		932,634

Commercial Services & Supplies (0.5%):
2,545	Avery Dennison Corp.	63,828
610	Deluxe Corp.	11,346
2,050	R.R. Donnelley & Sons Co.	28,946
3,505	Waste Management, Inc.	114,123

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
		$218,243

Communications Equipment (2.0%):
19,020	Cisco Systems, Inc.	294,620
1,513	Motorola Mobility Holdings, Inc.*	57,161
1,779	Motorola Solutions, Inc.	74,540
270	Plantronics, Inc.	7,682
8,040	QUALCOMM, Inc.	390,985

		824,988

Computers & Peripherals (4.1%):
3,685	Apple, Inc.*	1,404,648
3,390	Dell, Inc.*	47,968
1,050	EMC Corp.*	22,040
8,935	Hewlett-Packard Co.	200,591

		1,675,247

Consumer Finance (0.6%):
2,900	American Express Co.	130,210
4,750	Discover Financial Services	108,965

		239,175

Containers & Packaging (0.1%):
960	Sonoco Products Co.	27,101

Distributors (0.3%):
2,325	Genuine Parts Co.	118,110

Diversified Financial Services (3.0%):
29,115	Bank of America Corp.	178,184
8,608	Citigroup, Inc.	220,537
615	CME Group, Inc.	151,536
20,260	JPMorgan Chase & Co.	610,231
1,395	NYSE Euronext	32,420

		1,192,908

Diversified Telecommunication Services (3.8%):
30,035	AT&T, Inc.	856,598
10,854	Frontier Communications Corp.	66,318
16,575	Verizon Communications, Inc.	609,960

		1,532,876

Electric Utilities (1.8%):
16,215	Duke Energy Corp.	324,138
620	Hawaiian Electric Industries, Inc.	15,053
8,315	Pepco Holdings, Inc.	157,320
4,750	Progress Energy, Inc.	245,670

		742,181

Electrical Equipment (0.6%):
4,410	Emerson Electric Co.	182,177
810	Hubbell, Inc., Class B	40,128

		222,305

Electronic Equipment, Instruments & Components (0.4%):
8,840	Corning, Inc.	109,262
2,120	TE Connectivity, Ltd.	59,657

		168,919

Energy Equipment & Services (2.1%):
1,920	Baker Hughes, Inc.	88,627
475	CARBO Ceramics, Inc.	48,702
190	Diamond Offshore Drilling, Inc.	10,400
5,990	Halliburton Co.	182,815
3,945	Patterson-UTI Energy, Inc.	68,406
6,901	Schlumberger, Ltd.	412,197
1,020	Tidewater, Inc.	42,891

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
		$854,038

Food & Staples Retailing (1.6%):
6,965	CVS Caremark Corp.	233,885
1,490	Supervalu, Inc.	9,923
7,840	Wal-Mart Stores, Inc.	406,896

		650,704

Food Products (1.5%):
6,430	ConAgra Foods, Inc.	155,734
10,400	Kraft Foods, Inc., Class A	349,232
6,065	Sara Lee Corp.	99,163

		604,129

Gas Utilities (0.7%):
1,520	National Fuel Gas Co.	73,994
650	Nicor, Inc.	35,756
2,040	ONEOK, Inc.	134,722
1,090	WGL Holdings, Inc.	42,586

		287,058

Health Care Equipment & Supplies (1.3%):
3,410	Baxter International, Inc.	191,437
4,050	Boston Scientific Corp.*	23,936
1,020	Covidien plc	44,982
340	Intuitive Surgical, Inc.*	123,855
4,315	Medtronic, Inc.	143,431

		527,641

Health Care Providers & Services (2.0%):
4,155	Aetna, Inc.	151,034
1,545	Coventry Health Care, Inc.*	44,511
1,350	HCA Holdings, Inc.*	27,216
2,530	Medco Health Solutions, Inc.*	118,632
6,820	UnitedHealth Group, Inc.	314,538
930	Universal Health Services, Inc., Class B	31,620
2,120	WellPoint, Inc.	138,394

		825,945

Health Care Technology (0.1%):
250	Quality Systems, Inc.	24,250

Hotels, Restaurants & Leisure (1.8%):
5,790	International Game Technology	84,129
550	Las Vegas Sands Corp.*	21,087
6,575	McDonald’s Corp.	577,417
470	Tim Hortons, Inc.	21,761
2,190	Wendy’s Co. (The)	10,052
140	Wynn Resorts, Ltd.	16,111

		730,557

Household Durables (0.7%):
4,650	Leggett & Platt, Inc.	92,023
4,605	Newell Rubbermaid, Inc.	54,661
550	Toll Brothers, Inc.*	7,937
1,755	Tupperware Brands Corp.	94,314
820	Whirlpool Corp.	40,926

		289,861

Household Products (2.1%):
1,670	Colgate-Palmolive Co.	148,096
1,745	Kimberly-Clark Corp.	123,912
8,995	Procter & Gamble Co. (The)	568,304

		840,312

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (2.2%):
2,685	3M Co.	$192,756
41,205	General Electric Co.	627,964
1,240	Tyco International, Ltd.	50,530

		871,250

Insurance (2.4%):
440	AEGON NV, Registered NYS, SP ADR*	1,782
1,410	AFLAC, Inc.	49,279
5,210	Allstate Corp. (The)	123,425
1,370	American International Group, Inc.*	30,072
750	Aon Corp.	31,485
2,410	Arthur J. Gallagher & Co.	63,383
1,600	Berkshire Hathaway, Inc., Class B*	113,664
3,605	Fidelity National Financial, Inc., Class A	54,724
360	Kemper Corp.	8,626
3,810	Lincoln National Corp.	59,550
3,915	Marsh & McLennan Cos., Inc.	103,904
720	Mercury General Corp.	27,612
4,180	Old Republic International Corp.	37,286
1,320	Principal Financial Group, Inc.	29,924
2,540	Travelers Cos., Inc. (The)	123,774
5,855	XL Group plc	110,074

		968,564

Internet & Catalog Retail (0.9%):
1,695	Amazon.com, Inc.*	366,510

Internet Software & Services (2.2%):
2,010	Akamai Technologies, Inc.*	39,959
560	AOL, Inc.*	6,720
200	Baidu, Inc., SP ADR*	21,382
6,010	eBay, Inc.*	177,235
1,135	Google, Inc., Class A*	583,821
1,590	VeriSign, Inc.	45,490

		874,607

IT Services (4.2%):
5,530	Automatic Data Processing, Inc.	260,740
1,300	Broadridge Financial Solutions, Inc.	26,182
2,720	Cognizant Technology Solutions Corp., Class A*	170,544
2,070	Fidelity National Information Services, Inc.	50,342
4,525	International Business Machines Corp.	792,011
270	Lender Processing Services, Inc.	3,696
6,565	Paychex, Inc.	173,119
1,190	Visa, Inc., Class A	102,007
6,865	Western Union Co.	104,966

		1,683,607

Leisure Equipment & Products (0.4%):
3,200	Eastman Kodak Co.*	2,496
5,960	Mattel, Inc.	154,305

		156,801

Machinery (2.9%):
2,240	Caterpillar, Inc.	165,401
2,640	Cummins, Inc.	215,582
2,700	Deere & Co.	174,339
4,470	Eaton Corp.	158,685
1,875	Parker Hannifin Corp.	118,369

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
870	Pentair, Inc.	$27,849
855	Snap-On, Inc.	37,962
1,435	SPX Corp.	65,020
3,490	Stanley Black & Decker, Inc.	171,359
1,580	Timken Co.	51,856

		1,186,422

Media (2.2%):
5,625	News Corp., Class B	87,694
2,765	Omnicom Group, Inc.	101,863
2,120	Time Warner Cable, Inc.	132,860
6,200	Time Warner, Inc.	185,814
550	Virgin Media, Inc.	13,392
12,370	Walt Disney Co. (The)	373,079

		894,702

Metals & Mining (0.9%):
11,225	Alcoa, Inc.	107,423
780	Companhia Siderurgica Nacional SA, SP ADR	6,193
2,570	Freeport-McMoRan Copper & Gold, Inc.	78,257
3,125	Gerdau SA, SP ADR	22,281
2,310	Nucor Corp.	73,088
1,500	Southern Copper Corp.	37,485
500	Steel Dynamics, Inc.	4,960
950	Worthington Industries, Inc.	13,272

		342,959

Multi-Utilities (2.0%):
5,030	Ameren Corp.	149,743
2,000	CenterPoint Energy, Inc.	39,240
4,365	Consolidated Edison, Inc.	248,893
2,255	Integrys Energy Group, Inc.	109,638
1,085	OGE Energy Corp.	51,852
6,260	Public Service Enterprise Group, Inc.	208,896

		808,262

Multiline Retail (1.0%):
3,515	J.C. Penney Co., Inc.	94,132
5,990	Macy’s, Inc.	157,657
3,170	Nordstrom, Inc.	144,805
10	Sears Holdings Corp.*	575
400	Target Corp.	19,616

		416,785

Oil, Gas & Consumable Fuels (9.0%):
6,495	Chesapeake Energy Corp.	165,948
9,560	Chevron Corp.	884,491
490	CNOOC, Ltd., SP ADR	78,547
7,900	ConocoPhillips	500,228
1,720	Consol Energy, Inc.	58,360
19,640	Exxon Mobil Corp.	1,426,453
5,350	Occidental Petroleum Corp.	382,525
3,355	Southwestern Energy Co.*	111,822
1,020	Statoil ASA, SP ADR	21,981
430	Total SA, SP ADR	18,864

		3,649,219

Paper & Forest Products (0.4%):
5,760	MeadWestvaco Corp.	141,466

Personal Products (0.2%):
3,840	Avon Products, Inc.	75,264

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (6.4%):
8,180	Abbott Laboratories	$418,325
1,510	Bristol-Myers Squibb Co.	47,384
2,200	Eli Lilly & Co.	81,334
2,060	GlaxoSmithKline plc, SP ADR	85,057
10,800	Johnson & Johnson Co.	688,068
16,060	Merck & Co., Inc.	525,323
42,935	Pfizer, Inc.	759,091

		2,604,582

Professional Services (0.1%):
540	Dun & Bradstreet Corp.	33,080

Real Estate Investment Trusts (REITs) (1.8%):
7,250	Annaly Capital Management, Inc.	120,568
8,730	Duke Realty Corp.	91,665
390	Hatteras Financial Corp.	9,812
970	Healthcare Realty Trust, Inc.	16,345
5,490	Liberty Property Trust	159,814
3,525	Mack-Cali Realty Corp.	94,294
3,695	Senior Housing Properties Trust	79,590
3,488	Ventas, Inc.	172,307

		744,395

Road & Rail (0.5%):
10,775	CSX Corp.	201,169

Semiconductors & Semiconductor Equipment (2.4%):
5,870	Advanced Micro Devices, Inc.*	29,820
460	Altera Corp.	14,504
2,190	Analog Devices, Inc.	68,437
1,110	Applied Materials, Inc.	11,489
70	First Solar, Inc.*	4,425
21,615	Intel Corp.	461,048
2,225	Linear Technology Corp.	61,521
350	Maxim Integrated Products, Inc.	8,166
3,065	Microchip Technology, Inc.	95,352
3,025	NVIDIA Corp.*	37,812
4,240	Texas Instruments, Inc.	112,996
1,610	Xilinx, Inc.	44,178

		949,748

Software (4.0%):
4,600	Activision Blizzard, Inc.	54,740
2,635	Adobe Systems, Inc.*	63,688
2,110	Autodesk, Inc.*	58,616
34,485	Microsoft Corp.	858,332
17,975	Oracle Corp.	516,601
2,920	Symantec Corp.*	47,596

		1,599,573

Specialty Retail (2.7%):
1,580	Abercrombie & Fitch Co., Class A	97,265
3,290	American Eagle Outfitters, Inc.	38,559
1,775	Best Buy Co., Inc.	41,357
1,470	Foot Locker, Inc.	29,532
1,905	Gap, Inc. (The)	30,937
10,125	Home Depot, Inc.	332,809
4,060	Limited Brands, Inc.	156,351
6,700	Lowe’s Cos., Inc.	129,578
3,590	RadioShack Corp.	41,716
2,480	Tiffany & Co.	150,834
620	TJX Cos., Inc.	34,391

		1,083,329

Thrifts & Mortgage Finance (0.3%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Contracts		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,194	Capitol Federal Financial, Inc.	$12,609
7,655	New York Community Bancorp, Inc.	91,094

		103,703

Tobacco (2.1%):
10,780	Altria Group, Inc.	289,012
6,945	Philip Morris International, Inc.	433,229
2,790	Reynolds American, Inc.	104,569
1,472	Vector Group, Ltd.	25,288

		852,098

Trading Companies & Distributors (0.1%):
1,055	GATX Corp.	32,694

Wireless Telecommunication Services (0.2%):
1,500	Clearwire Corp., Class A*	3,495
2,520	Vodafone Group plc, SP ADR	64,638

		68,133

Total Common Stocks (Cost $41,799,572)		38,666,981

Purchased Put Options (2.0%):
100	On S&P 500 Index, Strike @ 1075 Exp. 10/22/11	241,500
33	On S&P 500 Index, Strike @ 1100 Exp. 10/22/11	103,455
28	On S&P 500 Index, Strike @ 1050 Exp. 11/19/11	102,060
29	On S&P 500 Index, Strike @ 1075 Exp. 11/19/11	125,715
35	On S&P 500 Index, Strike @ 1100 Exp. 12/17/11	225,225

Total Purchased Put Options (Cost $632,018)		797,955

Unaffiliated Investment Company (4.7%):
1,912,116	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,912,116

Total Unaffiliated Investment Company (Cost $1,912,116)		1,912,116

Total Investment Securities (Cost $44,343,706)(b)—102.4%		41,377,052
Net other assets (liabilities)—(2.4)%		(974,212)

Net Assets—100.0%		$40,402,840

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
NYS	New York Shares
SP	ADR Sponsored American Depositary Receipt
*	Non-income producing security
+	The $38,666,981 aggregate value of common stocks covers outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2011.
(b)	See Federal Tax Information listed in the Notes to Schedule of Portfolio Investments.

Contract Size		Fair Value
Written Call Options (-2.6%)
(41)	On S&P 500 Index, Strike @ 1150 Exp. 10/24/11	$(131,405)
(45)	On S&P 500 Index, Strike @ 1175 Exp. 10/24/11	(94,275)
(40)	On S&P 500 Index, Strike @ 1200 Exp. 10/24/11	(50,000)
(43)	On S&P 500 Index, Strike @ 1225 Exp. 10/24/11	(29,240)
(43)	On S&P 500 Index, Strike @ 1125 Exp. 11/21/11	(273,695)
(42)	On S&P 500 Index, Strike @ 1150 Exp. 11/21/11	(208,110)
(40)	On S&P 500 Index, Strike @ 1175 Exp. 11/21/11	(149,000)
(44)	On S&P 500 Index, Strike @ 1200 Exp. 11/21/11	(118,580)

Total Written Call Options (Premiums received $(1,768,944))		$(1,054,305)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (96.7%):
Aerospace & Defense (0.6%):
121,246	BAE Systems plc	$499,801
40,924	Cobham plc	110,991
817	Elbit Systems, Ltd.	31,919
14,538	European Aeronautic Defence & Space Co. NV	407,827
14,519	Finmeccanica SpA	100,206
66,796	Rolls-Royce Holdings plc	612,362
5,841	Safran SA	179,413
55,000	Singapore Technologies Engineering, Ltd.	116,612
3,623	Thales SA	113,204

		2,172,335

Air Freight & Logistics (0.3%):
30,179	Deutsche Post AG	385,666
64,000	Global Logistic Properties, Ltd.*	80,319
12,758	TNT Express NV	88,019
12,705	TNT NV	55,629
24,836	Toll Holdings, Ltd.	104,125
14,000	YAMATO HOLDINGS Co., Ltd.	254,870

		968,628

Airlines (0.2%):
4,279	Air France-KLM*^	31,294
29,000	All Nippon Airways Co., Ltd.^	90,655
41,000	Cathay Pacific Airways, Ltd.	65,915
8,291	Deutsche Lufthansa AG, Registered Shares	106,942
33,665	International Consolidated Airlines Group SA*	79,255
38,595	Qantas Airways, Ltd.*	51,664
2,200	Ryanair Holdings plc, SP ADR*	56,650
20,000	Singapore Airlines, Ltd.	173,086

		655,461

Auto Components (0.9%):
6,700	AISIN SEIKI Co., Ltd.	222,652
23,000	Bridgestone Corp.	521,647
6,311	Compagnie Generale DES Establissements Michelin SCA, Class B	376,842
2,901	Continental AG*	166,690
17,300	DENSO Corp.	554,641
55,702	GKN plc	150,572
4,000	Koito Manufacturing Co., Ltd.	62,996
6,000	NGK Spark Plug Co., Ltd.	81,252
5,000	NHK SPRING Co., Ltd.	44,117
3,900	NOK Corp.	70,146
3,956	Nokian Renkaat OYJ	117,932
8,200	Pirelli & C. SpA	58,183
5,400	Stanley Electric Co., Ltd.	81,587
6,400	Sumitomo Rubber Industries, Ltd.	81,903
2,100	Toyoda Gosei Co., Ltd.	39,750
2,100	Toyota Boshoku Corp.	30,052
6,300	Toyota Industries Corp.	183,289

		2,844,251

Automobiles (3.0%):
11,792	Bayerische Motoren Werke AG (BMW)	781,255
7,000	Daihatsu Motor Co., Ltd.^	126,573
32,282	Daimler AG, Registered Shares	1,429,752
27,768	Fiat Industrial SpA*	207,025

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
27,368	Fiat SpA	$147,895
21,000	Fuji Heavy Industries, Ltd.	122,703
58,100	Honda Motor Co.^	1,703,933
42,000	Isuzu Motors, Ltd.	179,875
55,000	Mazda Motor Corp.^	110,752
138,000	Mitsubishi Motors Corp.*	182,345
88,500	Nissan Motor Co., Ltd.	782,300
5,447	PSA Peugeot Citroen SA	115,879
6,908	Renault SA	228,940
11,900	Suzuki Motor Corp.	261,840
98,300	Toyota Motor Corp.^	3,361,202
1,032	Volkswagen AG	127,884
10,200	Yamaha Motor Co., Ltd.*	133,622

		10,003,775

Beverages (2.1%):
28,619	Anheuser-Busch InBev NV	1,517,596
13,800	Asahi Breweries, Ltd.	292,312
3,832	Carlsberg A/S, Class B	227,337
20,350	Coca-Cola Amatil, Ltd.	232,792
6,690	Coca-Cola Hellenic Bottling Co. SA	118,328
2,300	Coca-Cola West Co., Ltd.	44,065
89,179	Diageo plc	1,696,493
68,399	Foster’s Group, Ltd.	347,166
4,032	Heineken Holding NV	155,515
9,232	Heineken NV	412,528
30,000	Kirin Holdings Co., Ltd.	391,751
7,055	Pernod Ricard SA	553,109
33,940	SABMiller plc	1,102,984

		7,091,976

Biotechnology (0.2%):
3,938	Actelion, Ltd., Registered Shares	131,054
18,702	CSL, Ltd.	533,354
5,186	Grifols SA*	96,998

		761,406

Building Products (0.6%):
36,000	Asahi Glass Co., Ltd.	351,087
11,180	Assa Abloy AB, Class B	230,269
14,129	Compagnie de Saint-Gobain	539,593
8,400	Daikin Industries, Ltd.	240,355
1,367	Geberit AG, Registered Shares	251,386
9,400	JS Group Corp.	263,367
34,000	Nippon Sheet Glass Co., Ltd.	75,959
11,000	TOTO, Ltd.	97,202

		2,049,218

Capital Markets (1.4%):
35,842	3i Group plc	104,251
40,633	Credit Suisse Group AG, Registered Shares	1,054,742
58,300	Daiwa Securities Group, Inc.^	217,594
33,106	Deutsche Bank AG, Registered Shares	1,153,353
7,164	GAM Holding, Ltd.	89,566
20,515	ICAP plc	130,385
17,530	Investec plc	94,528
16,212	Investor AB, B Shares	284,700
7,372	Julius Baer Group, Ltd.	245,750
12,320	Macquarie Group, Ltd.	263,487
67,030	Man Group plc	173,335
14,522	MAp Group	44,979

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
18,588	Mediobanca SpA	$146,378
125,300	Nomura Holdings, Inc.^	456,700
6,805	Ratos AB, B Shares	78,294
765	SBI Holdings, Inc.	66,099
4,244	Schroders plc	84,196

		4,688,337

Chemicals (3.5%):
10,099	Air Liquide SA	1,180,814
5,000	Air Water, Inc.	61,721
8,306	Akzo Nobel NV	367,150
1,993	Arkema, Inc.	115,728
45,000	ASAHI KASEI Corp.	270,153
32,711	BASF SE	1,984,523
1,205	Brenntag AG	104,769
11,000	Daicel Chemical Industries, Ltd.	62,534
18,000	Denki Kagaku Kogyo Kabushiki Kaisha	68,467
297	Givaudan SA, Registered Shares	232,101
3,700	Hitachi Chemical Co., Ltd.	60,806
59,239	Incitec Pivot, Ltd.	183,612
16,135	Israel Chemicals, Ltd.	184,311
7,767	Johnson Matthey plc	190,092
6,400	JSR Corp.	110,041
6,164	K+S AG, Registered Shares	324,057
10,000	Kaneka Corp.	56,432
9,000	Kansai Paint Co., Ltd.	86,198
5,565	Koninklijke DSM NV	241,919
12,400	Kuraray Co., Ltd.	169,092
2,976	Lanxess AG	143,040
6,018	Linde AG	802,548
8,340	Makhteshim-Agan Industries, Ltd.*	45,671
48,000	Mitsubishi Chemical Holdings Corp.	324,853
14,000	Mitsubishi Gas Chemical Co., Inc.	86,092
28,000	Mitsui Chemicals, Inc.	93,323
5,800	Nitto Denko Corp.	228,540
1,654	Novozymes A/S, B Shares	235,334
12,883	Orica, Ltd.	288,512
14,600	Shin-Etsu Chemical Co., Ltd.	716,034
51,000	Showa Denko K.K.	100,440
70	Sika AG-Bearer Shares	123,798
2,114	Solvay SA	198,844
57,000	SUMITOMO CHEMICAL Co., Ltd.^	219,285
3,372	Syngenta AG	873,837
10,000	Taiyo Nippon Sanso Corp.	69,507
34,000	Teijin, Ltd.	121,952
52,000	TORAY INDUSTRIES, Inc.	364,503
18,000	Tosoh Corp.^	56,254
36,000	Ube Industries, Ltd.	119,394
4,108	Umicore	148,907
530	Wacker Chemie AG^	47,070
6,699	Yara International ASA	255,644

		11,717,902

Commercial Banks (11.3%):
17,178	Alpha Bank AE*	30,508
19,000	Aozora Bank, Ltd.	43,562
92,498	Australia & New Zealand Banking Group, Ltd.	1,717,474
22,080	Banca Carige SpA	42,775
151,374	Banca Monte dei Paschi di Siena SpA	84,222
154,001	Banco Bilbao Vizcaya Argentaria SA	1,254,678

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
128,262	Banco Comercial Portugues SA*^	$33,273
39,351	Banco de Sabadell SA^	140,927
18,221	Banco Espirito Santo SA^	48,242
65,391	Banco Popolare Societa Cooperativa	107,680
34,486	Banco Popular Espanol SA^	158,775
300,668	Banco Santander SA	2,457,703
38,194	Bank Hapoalim BM	132,770
42,405	Bank Leumi Le	131,274
31,200	Bank of Cyprus Public Co., Ltd.	48,516
55,000	Bank of East Asia, Ltd. (The)	166,878
12,000	Bank of Kyoto, Ltd. (The)^	106,759
44,000	Bank of Yokohama, Ltd. (The)^	220,493
30,723	Bankia SA*	150,157
6,894	Bankinter SA	37,545
404,198	Barclays plc	992,115
12,799	Bendigo and Adelaide Bank, Ltd.	103,720
34,159	BNP Paribas SA	1,351,945
131,000	BOC Hong Kong Holdings, Ltd.	273,192
27,000	Chiba Bank, Ltd. (The)	186,887
6,000	Chugoku Bank, Ltd. (The)	88,358
110,030	Chuo Mitsui Trust Holdings, Inc.	363,832
129,855	Commerzbank AG*	326,856
55,541	Commonwealth Bank of Australia	2,414,453
34,403	Credit Agricole SA	236,469
23,067	Danske Bank A/S*	323,371
62,000	DBS Group Holdings, Ltd.	555,943
20,422	Dexia SA*^	38,746
35,125	DnB NOR ASA	350,900
9,480	EFG Eurobank Ergasias*	11,774
6,766	Erste Group Bank AG	172,439
27,000	Fukuoka Financial Group, Inc.	113,033
14,000	Gunma Bank, Ltd. (The)	77,970
15,000	Hachijuni Bank, Ltd. (The)	91,854
27,100	Hang Seng Bank, Ltd.	317,398
19,000	Hiroshima Bank, Ltd. (The)	93,952
43,000	Hokuhoku Financial Group, Inc.	93,726
635,079	HSBC Holdings plc	4,839,567
357,650	Intesa Sanpaolo	558,771
31,865	Intesa Sanpaolo	40,822
30,726	Israel Discount Bank*	45,088
9,000	Iyo Bank, Ltd. (The)	91,699
23,000	Joyo Bank, Ltd. (The)^	106,933
5,443	KBC Groep NV	125,265
1,467,879	Lloyds Banking Group plc*	778,265
453,900	Mitsubishi UFJ Financial Group, Inc.	2,040,614
4,424	Mizrahi Tefahot Bank, Ltd.	36,499
813,239	Mizuho Financial Group, Inc.^	1,174,897
77,286	National Australia Bank, Ltd.	1,641,673
33,493	National Bank of Greece SA*	122,445
31,402	Natixis	99,384
25,000	NISHI-NIPPON CITY BANK, Ltd. (The)	76,811
93,757	Nordea Bank AB	757,940
89,000	Oversea-Chinese Banking Corp., Ltd.	547,817
1,711	Raiffeisen International Bank-Holding AG^	49,995
66,787	Resona Holdings, Inc.	316,298
625,479	Royal Bank of Scotland Group plc*	223,895
19	Seven Bank, Ltd.	36,990
51,000	Shinsei Bank, Ltd.	57,281
21,000	Shizuoka Bank, Ltd. (The)	219,790

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
50,424	Skandinaviska Enskilda Banken AB, Class A	$271,237
22,520	Societe Generale	589,993
84,710	Standard Chartered plc	1,690,554
47,869	Sumitomo Mitsui Financial Group, Inc.^	1,351,314
6,000	Suruga Bank, Ltd.	58,355
20,467	Svenska Cellulosa AB, B Shares	248,965
17,430	Svenska Handelsbanken AB, A Shares	443,319
29,150	Swedbank AB, A Shares	321,367
28,984	UBI Banca - Unione di Banche Italiane SCPA	107,010
479,152	UniCredit SpA	509,845
45,000	United Overseas Bank, Ltd.	579,353
107,222	Westpac Banking Corp.	2,060,392
6,000	Wing Hang Bank, Ltd.	48,375
8,000	Yamaguchi Financial Group, Inc.	80,700

		38,042,662

Commercial Services & Supplies (0.6%):
9,404	Aggreko plc	237,470
13,010	Babcock International Group plc	132,228
53,125	Brambles, Ltd.	327,687
20,000	Dai Nippon Printing Co., Ltd.^	206,892
50,239	G4S plc	208,276
7,500	SECOM Co., Ltd.	360,683
10,732	Securitas AB, B Shares	78,267
17,871	Serco Group plc	141,579
1,059	Societe BIC SA	90,096
20,000	TOPPAN PRINTING Co., Ltd.	145,762

		1,928,940

Communications Equipment (0.6%):
82,587	Alcatel-Lucent*	236,108
133,201	Nokia OYJ	754,423
107,298	Telefonaktiebolaget LM Ericsson, B Shares	1,028,576

		2,019,107

Computers & Peripherals (0.3%):
66,000	Fujitsu, Ltd.	310,998
94,000	NEC Corp.	190,999
4,900	Seiko Epson Corp.	62,111
143,000	Toshiba Corp.	583,267

		1,147,375

Construction & Engineering (0.7%):
5,041	ACS, Actividades de Construccion y Servicios SA^	177,848
24,619	Balfour Beatty plc	97,252
8,540	Bouygues SA^	282,579
6,000	Chiyoda Corp.	58,590
1,381	Eiffage SA^	42,573
1,652	Fomento de Construcciones y Contratas SA	40,821
1,548	Hochtief AG	96,195
7,000	JGC Corp.	171,926
31,000	Kajima Corp.^	102,023
6,000	Kinden Corp.	51,706
2,583	Koninklijke Boskalis Westminster NV	79,456
5,252	Leighton Holdings, Ltd.	92,053

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
24,000	Obayashi Corp.	$118,979
22,000	Shimizu Corp.	96,989
14,006	Skanska AB, B Shares	193,701
35,000	TAISEI Corp.^	96,561
15,808	Vinci SA	678,714

		2,477,966

Construction Materials (0.5%):
24,812	Boral, Ltd.	82,528
7,665	CIMPOR-Cimentos de Portugal SGPS SA	51,352
25,570	CRH plc	394,342
24,911	Fletcher Building, Ltd.	144,694
5,047	HeidelbergCement AG	182,387
8,717	Holcim, Ltd., Registered Shares	460,996
1,198	Imerys SA	60,094
15,538	James Hardie Industries SE*	84,735
7,171	Lafarge SA	246,844

		1,707,972

Consumer Finance (0.1%):
2,900	Aeon Credit Service Co., Ltd.	44,495
5,100	Credit Saison Co., Ltd.	98,172
3,720	ORIX Corp.	289,974

		432,641

Containers & Packaging (0.2%):
44,041	Amcor, Ltd.	289,739
31,135	Rexam plc	149,295
5,600	Toyo Seikan Kaisha, Ltd.	84,833

		523,867

Distributors (0.1%):
4,000	Jardine Cycle & Carriage, Ltd.	127,007
200,000	Li & Fung, Ltd.	328,372

		455,379

Diversified Consumer Services (0.1%):
2,600	Benesse Holdings, Inc.	114,572
87,300	Sands China, Ltd.*	200,796

		315,368

Diversified Financial Services (1.4%):
6,223	ASX, Ltd.	180,633
74,028	BGP Holdings plc*(a)	—
27,548	Criteria Caixacorp SA	121,474
6,974	Deutsche Boerse AG	350,167
1,156	Eurazeo	48,574
2,410	EXOR SpA	47,020
2,812	Groupe Bruxelles Lambert SA	197,863
36,300	Hong Kong Exchanges & Clearing, Ltd.	519,995
4,519	Industrivarden AB, C Shares	47,260
136,327	ING Groep NV*	959,366
7,477	Kinnevik Investment AB, Class B	138,614
5,491	London Stock Exchange Group plc	68,892
2,160	Mitsubishi UFJ Lease & Finance Co., Ltd.	86,294
930	Pargesa Holding SA	63,585
5,180	Pohjola Bank plc	54,436
53,031	Resolution, Ltd.	203,524
31,000	Singapore Exchange, Ltd.	155,555
129,614	UBS AG, Registered Shares*	1,475,920

		4,719,172

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (3.5%):
5,585	Belgacom SA	$168,321
63,618	Bezeq The Israeli Telecommunication Corp., Ltd.	119,422
276,247	BT Group plc	740,424
100,112	Deutsche Telekom AG	1,177,514
5,099	Elisa OYJ	104,114
66,052	France Telecom SA	1,082,986
8,245	Hellenic Telecommunications Organization SA	35,237
685	Iliad SA	76,648
16,710	Inmarsat plc	126,944
54,319	Koninklijke KPN NV	715,006
16,976	Nippon Telegraph and Telephone Corp.	816,090
136,000	PCCW, Ltd.	50,139
24,480	Portugal Telecom SGPS SA, Registered Shares	178,483
283,000	Singapore Telecommunications, Ltd.	683,433
824	Swisscom AG, Registered Shares	334,925
12,817	TDC A/S	104,591
11,281	Tele2 AB, B Shares	206,380
69,341	Telecom Corp. of New Zealand, Ltd.	137,074
337,599	Telecom Italia SpA	366,542
213,382	Telecom Italia SpA	207,285
146,331	Telefonica SA	2,805,048
11,606	Telekom Austria AG	117,075
26,611	Telenor ASA	410,508
76,812	TeliaSonera AB	507,087
154,560	Telstra Corp., Ltd.	460,560

		11,731,836

Electric Utilities (3.0%):
940	Acciona SA^	79,341
16,000	Cheung Kong Infrastructure Holdings, Ltd.	93,178
24,500	Chubu Electric Power Co., Inc.^	460,823
10,500	Chugoku Electric Power Co., Inc. (The)	185,076
68,500	CLP Holdings, Ltd.	614,488
13,021	Contact Energy, Ltd.	53,779
64,146	E.ON AG	1,398,802
67,105	EDP - Energias de Portugal SA	206,080
7,686	EDP Renovaveis SA*	41,941
8,460	Electricite de France	245,802
234,227	Enel SpA	1,036,191
15,998	Fortum OYJ	375,660
44,090	GDF Suez	1,316,970
6,400	Hokkaido Electric Power Co., Inc.^	94,248
6,100	Hokuriku Electric Power Co.	113,025
50,000	Hongkong Electric Holdings, Ltd.	380,392
140,442	Iberdrola SA	950,332
26,700	Kansai Electric Power Co., Inc. (The)	459,252
14,500	Kyushu Electric Power Co., Inc.	233,693
2,404	Oesterreichische Elektrizitaetswirtschafts AG, Class A	69,487
4,505	Public Power Corp. SA	36,035
3,870	Red Electrica Corporacion SA	176,586
33,306	Scottish & Southern Energy plc	666,002
6,400	Shikoku Electric Power Co., Inc.	176,087
47,823	SP AusNet	42,898
41,785	Terna - Rete Elettrica Nationale SpA	154,981

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
15,900	Tohoku Electric Power Co., Inc.^	$220,162
50,700	Tokyo Electric Power Co., Inc. (The)	155,603

		10,036,914

Electrical Equipment (1.2%):
78,112	ABB, Ltd.	1,334,415
7,309	Alstom SA	241,760
1,468	Bekaert NV	59,936
20,000	Fuji Electric Holdings Co., Ltd.	51,649
23,000	Furukawa Electric Co., Ltd. (The)^	62,516
13,000	GS Yuasa Corp.	60,704
7,019	Legrand SA	218,794
69,000	Mitsubishi Electric Corp.	611,251
7,390	Prysmian SpA	96,919
16,646	Renewable Energy Corp. A/S*^	14,607
17,421	Schneider Electric SA	937,818
26,600	Sumitomo Electric Industries, Ltd.	311,330
3,700	Ushio, Inc.	56,218
7,289	Vestas Wind Systems A/S*	118,213

		4,176,130

Electronic Equipment, Instruments & Components (1.2%):
9,300	Citizen Holdings Co., Ltd.	46,360
83,144	Foxconn International Holdings, Ltd.*	42,110
16,400	Fujifilm Holdings Corp.	380,749
2,400	Hamamatsu Photonics K.K.	96,574
1,100	HIROSE ELECTRIC Co., Ltd.	102,248
2,300	Hitachi High-Technologies Corp.	46,039
161,100	Hitachi, Ltd.^	801,475
15,400	HOYA Corp.	354,995
4,400	IBIDEN Co., Ltd.	92,435
1,500	Keyence Corp.	410,813
5,400	KYOCERA Corp.	451,208
800	MABUCHI MOTOR Co., Ltd.	36,981
7,200	Murata Manufacturing Co., Ltd.	388,568
3,900	Nidec Corp.	313,814
14,000	Nippon Electric Glass Co., Ltd.	126,874
7,200	Omron Corp.	141,058
8,000	Shimadzu Corp.	67,401
4,300	TDK Corp.	149,678
8,000	Yaskawa Electric Corp.^	60,360
7,500	Yokogawa Electric Corp.*	70,702

		4,180,442

Energy Equipment & Services (0.7%):
5,726	Aker Solutions ASA	54,979
11,866	AMEC plc	149,230
5,225	Compagnie Generale de Geophysique-Veritas*	91,738
61,400	Enel Green Power SpA	139,824
2,443	Fugro NV	123,687
9,335	Petrofac, Ltd.	172,686
9,523	Saipem SpA	333,867
6,069	SBM Offshore NV	105,232
11,782	Seadrill, Ltd.	326,504
9,833	Subsea 7 SA*	187,070
3,509	Technip-Coflexip SA	280,787
16,946	Tenaris SA	215,247
7,022	WorleyParsons, Ltd.	175,182

		2,356,033

Food & Staples Retailing (2.3%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
21,500	AEON Co., Ltd.^	$290,297
20,520	Carrefour SA	466,760
1,991	Casino Guichard-Perrachon SA	155,080
2,700	Colruyt SA	112,073
3,589	Delhaize Group	209,530
20,712	Distribuidora Internacional de Alimentacion SA*	81,555
2,300	FamilyMart Co., Ltd.	87,875
43,410	J Sainsbury plc	184,399
8,021	Jeronimo Martins SGPS SA	124,967
2,324	Kesko OYJ, B Shares	71,416
41,256	Koninklijke Ahold NV	485,042
2,200	LAWSON, Inc.	124,378
28,024	Metcash, Ltd.	110,066
4,554	Metro AG	191,586
49,000	Olam International, Ltd.	83,559
26,800	Seven & I Holdings Co., Ltd.	752,526
286,571	Tesco plc	1,676,080
35,789	Wesfarmers, Ltd.	1,081,245
5,433	Wesfarmers, Ltd., Price Protected Shares	166,843
79,544	William Morrison Supermarkets plc	358,637
43,306	Woolworths, Ltd.	1,034,582

		7,848,496

Food Products (4.0%):
24,000	Ajinomoto Co., Inc.	283,908
2,959	Aryzta AG	128,212
12,641	Associated British Foods plc	216,780
20,800	Danone SA	1,279,917
239,382	Golden Agri-Resources, Ltd.	109,966
6,000	Kikkoman Corp.	68,509
33	Lindt & Spruengli AG	96,081
4	Lindt & Spruengli AG, Registered Shares	138,242
2,526	Meiji Holdings Co., Ltd.	119,678
123,492	Nestle SA	6,790,643
6,000	Nippon Meat Packers, Inc.	77,956
6,500	Nisshin Seifun Group, Inc.	84,825
2,000	Nissin Foods Holdings Co., Ltd.	80,605
11,496	Parmalat SpA	24,215
2,281	Suedzucker AG	64,715
3,000	Toyo Suisan Kaisha, Ltd.	82,231
58,011	Unilever NV	1,837,239
45,750	Unilever plc	1,432,979
68,000	Wilmar International, Ltd.	269,798
3,400	Yakult Honsha Co., Ltd.^	105,807
5,000	Yamazaki Baking Co., Ltd.	75,925

		13,368,231

Gas Utilities (0.5%):
6,229	Enagas	114,698
11,722	Gas Natural SDG SA	199,777
167,940	Hong Kong & China Gas Co., Ltd.	378,126
66,000	Osaka Gas Co., Ltd.	274,415
58,064	Snam Rete Gas SpA	268,002
15,000	Toho Gas Co., Ltd.	98,501
91,000	Tokyo Gas Co., Ltd.	423,991

		1,757,510

Health Care Equipment & Supplies (0.8%):
1,997	Cochlear, Ltd.	88,719

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
832	Coloplast A/S, Class B	$120,102
7,126	Essilor International SA Cie Generale d’Optique	513,491
4,063	Fresenius SE	360,549
7,064	Getinge AB, B Shares	154,059
7,800	Olympus Co., Ltd.^	240,840
31,821	Smith & Nephew plc	286,055
1,744	Sonova Holding AG, Registered Shares	157,428
296	Straumann Holding AG, Registered Shares	46,294
2,340	Synthes, Inc.	378,480
2,600	Sysmex Corp.	93,416
6,100	Terumo Corp.^	317,351
867	William Demant Holding A/S*	65,079

		2,821,863

Health Care Providers & Services (0.3%):
1,400	Alfresa Holdings Corp.	58,604
3,182	Celesio AG	41,998
7,429	Fresenius Medical Care AG & Co. KGaA	503,252
5,100	Medipal Holdings Corp.	51,552
4,945	Ramsay Health Care, Ltd.	90,258
12,854	Sonic Healthcare, Ltd.	140,624
2,600	Suzuken Co., Ltd.^	69,804

		956,092

Hotels, Restaurants & Leisure (0.9%):
5,295	Accor SA	140,922
4,481	Autogrill SpA	45,031
6,466	Carnival plc	200,058
67,405	Compass Group plc	545,003
16,103	Crown, Ltd.	122,678
23,834	Echo Entertainment Group, Ltd.*	83,225
5,672	Edenred	134,837
43,000	Galaxy Entertainment Group, Ltd.*	60,724
219,757	Genting Singapore plc*	255,441
10,221	InterContinental Hotels Group plc	165,904
2,329	McDonald’s Holdings Co., Ltd.	61,913
8,306	OPAP SA	84,266
1,800	Oriental Land Co., Ltd.^	192,129
49,333	Shangri-La Asia, Ltd.	92,953
57,000	SJM Holdings, Ltd.	98,941
19,994	Sky City Entertainment Group, Ltd.	50,314
3,347	Sodexo	220,522
24,877	Tabcorp Holdings, Ltd.	61,550
46,970	Tatts Group, Ltd.	100,484
5,897	TUI AG*	30,164
16,760	Tui Travel plc	38,616
6,270	Whitbread plc	153,607
54,800	Wynn Macau, Ltd.	126,608

		3,065,890

Household Durables (0.8%):
8,000	Casio Computer Co., Ltd.	50,662
8,674	Electrolux AB, Series B	127,215
16,118	Husqvarna AB, B Shares	65,101
4,000	Makita Corp.	142,511
78,600	Panasonic Corp.	759,879
1,200	Rinnai Corp.	100,327
15,000	Sekisui Chemical Co., Ltd.	125,930

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
21,000	Sekisui House, Ltd.	$197,977
36,000	Sharp Corp.^	302,335
35,700	Sony Corp.	685,307

		2,557,244

Household Products (0.7%):
4,613	Henkel AG & Co. KGaA	201,829
6,431	Henkel AG & Co. KGaA	341,678
18,700	Kao Corp.	520,304
22,045	Reckitt Benckiser Group plc	1,114,392
4,100	Unicharm Corp.	196,845

		2,375,048

Independent Power Producers & Energy Traders (0.1%):
4,200	Electric Power Development Co., Ltd.	123,797
54,163	International Power plc	256,549

		380,346

Industrial Conglomerates (1.5%):
33,000	Fraser and Neave, Ltd.	144,477
76,000	Hutchison Whampoa, Ltd.	562,625
51,200	Keppel Corp., Ltd.	299,975
35,857	Koninklijke Philips Electronics NV	641,795
47,500	NWS Holdings, Ltd.	62,800
27,904	Orkla ASA	212,449
36,000	SembCorp Industries, Ltd.	92,918
29,315	Siemens AG	2,648,090
14,165	Smiths Group plc	218,208
1,125	Wendel	70,525

		4,953,862

Insurance (4.0%):
7,209	Admiral Group plc	141,320
61,830	AEGON NV*	249,240
300,000	AIA Group, Ltd.	849,147
15,845	Allianz SE, Registered Shares	1,490,863
100,212	AMP, Ltd.	376,101
41,608	Assicurazioni Generali SpA	657,190
62,017	AXA SA	805,147
1,772	Baloise Holding AG, Registered Shares	129,543
5,561	CNP Assurances	82,106
319	Dai-ichi Life Insurance Co., Ltd. (The)	329,660
3,755	Delta Lloyd NV	59,303
79,531	Fortis	136,794
7,165	Gjensidige Forsikring ASA	74,224
2,249	Hannover Rueckversicherung AG, Registered Shares	101,745
75,123	Insurance Australia Group, Ltd.	217,175
207,059	Legal & General Group plc	309,851
27,141	Mapfre SA	83,829
20,411	MS&AD Insurance Group Holdings, Inc.	442,498
6,708	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	831,399
13,225	NKSJ Holdings, Inc.	292,239
198,520	Old Mutual plc	320,934
90,662	Prudential plc	775,899
38,756	QBE Insurance Group, Ltd.	475,422
123,444	RSA Insurance Group plc	211,715
15,022	Sampo OYJ, A Shares	376,196

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,931	SCOR SE	$127,850
6,000	Sony Financial Holdings, Inc.	90,761
82,949	Standard Life plc	256,861
46,099	Suncorp-Metway, Ltd.	350,439
1,066	Swiss Life Holding AG, Registered Shares	116,556
12,550	Swiss Re AG	584,296
20,936	T&D Holdings, Inc.	197,099
25,700	Tokio Marine Holdings, Inc.	651,627
983	Tryg A/S	51,671
1,469	Vienna Insurance Group Weiner Staeditische Versicherung AG	55,783
5,192	Zurich Financial Services AG	1,075,235

		13,377,718

Internet & Catalog Retail (0.1%):
3,500	DeNA Co., Ltd.	146,461
257	Rakuten, Inc.	300,194

		446,655

Internet Software & Services (0.1%):
3,300	Gree, Inc.	99,023
4,125	United Internet AG, Registered Shares	69,601
522	Yahoo! Japan Corp.	162,218

		330,842

IT Services (0.2%):
1,800	Atos Origin SA	77,838
5,209	Cap Gemini SA	173,571
16,084	Computershare, Ltd.	114,505
3,723	Indra Sistemas SA	53,591
1,100	Itochu Techno-Solutions Corp.	49,510
3,400	Nomura Research Institute, Ltd.	77,305
46	NTT Data Corp.^	141,960
500	Otsuka Corp.	34,434

		722,714

Leisure Equipment & Products (0.3%):
7,200	Namco Bandai Holdings, Inc.	97,294
12,100	Nikon Corp.^	284,396
1,900	Sankyo Co., Ltd.^	102,528
7,600	Sega Sammy Holdings, Inc.	177,554
2,600	Shimano, Inc.	137,530
6,000	Yamaha Corp.	64,778

		864,080

Life Sciences Tools & Services (0.1%):
1,850	Lonza Group AG, Registered Shares	111,084
8,352	QIAGEN NV*	115,327

		226,411

Machinery (2.5%):
12,278	Alfa Laval AB	192,851
13,000	AMADA Co., Ltd.^	84,719
23,832	Atlas Copco AB, A Shares	421,183
13,833	Atlas Copco AB, B Shares	217,112
40,000	Cosco Corp., Ltd.	27,501
6,800	Fanuc, Ltd.	936,458
6,176	GEA Group AG	144,289
9,100	Hexagon AB, B Shares	118,496
9,000	Hino Motors, Ltd.	53,507
4,000	Hitachi Construction Machinery Co., Ltd.^	66,850

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
47,000	IHI Corp.	$103,751
29,483	Invensys plc	102,451
12,000	Japan Steel Works, Ltd. (The)^	71,551
8,200	JTEKT Corp.	97,955
50,000	Kawasaki Heavy Industries, Ltd.	127,290
33,800	Komatsu, Ltd.	730,073
5,505	Kone OYJ, B Shares	261,177
41,000	Kubota Corp.	327,684
4,100	Kurita Water Industries, Ltd.	114,711
2,268	MAN AG	175,378
4,577	Metso Corp. OYJ	133,347
12,000	Minebea Co., Ltd.	40,282
109,000	Mitsubishi Heavy Industries, Ltd.	458,486
23,000	Mitsui Engineering & Shipbuilding Co., Ltd.	38,545
3,300	Nabtesco Corp.	62,544
9,000	NGK INSULATORS, Ltd.	135,573
16,000	NSK, Ltd.	117,469
17,000	NTN Corp.	79,711
35,849	Sandvik AB	411,998
11,240	Scania AB, B Shares	160,325
1,723	Schindler Holding AG	184,546
736	Schindler Holding AG, Registered Shares	80,280
29,000	SembCorp Marine, Ltd.	70,954
13,867	SKF AB, B Shares	261,462
1,900	SMC Corp.^	277,520
890	Sulzer AG, Registered Shares	91,142
19,000	Sumitomo Heavy Industries, Ltd.^	97,460
4,300	THK Co., Ltd.	71,758
3,963	Vallourec SA	227,120
48,988	Volvo AB, B Shares	479,170
6,024	Wartsila Corp. OYJ	143,035
7,510	Weir Group plc (The)	179,919
73,250	Yangzijiang Shipbuilding Holdings, Ltd.	48,834
5,065	Zardoya Otis SA	64,583

		8,291,050

Marine (0.5%):
19	A.P. Moller - Maersk A/S, Class A	106,645
48	A.P. Moller - Maersk A/S, Class B	282,584
189,000	Hutchison Port Holdings Trust	125,040
25,000	Kawasaki Kisen Kaisha, Ltd.	51,950
1,947	Kuehne & Nagel International AG, Registered Shares	217,859
41,000	Mitsui O.S.K. Lines, Ltd.	157,175
30,500	Neptune Orient Lines, Ltd.	25,099
55,000	Nippon Yusen Kabushiki Kaisha^	148,518
9,000	Orient Overseas International, Ltd.	36,022
11,360	Transocean, Ltd.	546,670

		1,697,562

Media (1.5%):
1,350	Axel Springer AG	45,450
40,573	British Sky Broadcasting Group plc	416,500
6,477	Dentsu, Inc.	204,896
3,543	Eutelsat Communications	142,305
82,302	Fairfax Media, Ltd.^	64,723
5,269	Gestevision Telecinco SA	29,914
900	Hakuhodo DY Holdings, Inc.	52,226
131,021	ITV plc*	120,201

Shares		Fair Value
Common Stocks, continued
Media, continued
2,512	JC Decaux SA*	$62,304
64	Jupiter Telecommunications Co., Ltd.	68,829
3,225	Kabel Deutschland Holding AG*	173,823
4,288	Lagardere S.C.A.	105,187
1,846	M6 Metropole Television	30,018
26,250	Mediaset SpA	82,406
1,778	Modern Times Group MTG AB, B Shares	71,021
28,904	Pearson plc	508,690
4,398	Publicis Groupe	184,110
24,450	Reed Elsevier NV	267,338
43,114	Reed Elsevier plc	328,409
2,925	Sanoma OYJ^	34,377
10,734	SES	260,611
50,000	Singapore Press Holdings, Ltd.^	142,930
4,442	Societe Television Francaise 1	55,187
4,100	Toho Co., Ltd.	71,622
44,051	Vivendi	899,317
10,726	Wolters Kluwer NV	173,677
45,023	WPP plc	415,158

		5,011,229

Metals & Mining (5.4%):
3,503	Acerinox SA^	39,386
86,386	Alumina, Ltd.	120,762
47,103	Anglo American plc	1,624,179
13,974	Antofagasta plc	198,386
30,463	ArcelorMittal	486,472
101,796	Aviva plc	480,942
76,199	BHP Billiton plc	2,018,874
114,435	BHP Billiton, Ltd.	3,801,324
63,433	BlueScope Steel, Ltd.	43,758
9,863	Boliden AB	101,791
10,000	Daido Steel Co., Ltd.	59,525
172	Eramet	23,776
9,133	Eurasian Natural Resource Corp.	81,328
44,782	Fortescue Metals Group, Ltd.	185,605
6,537	Fresnillo plc	160,836
30,271	Glencore International plc^	187,332
6,000	Hitachi Metals, Ltd.	68,830
14,878	Iluka Resources, Ltd.	173,913
16,300	JFE Holdings, Inc.	328,788
7,712	Kazakhmys plc	94,424
88,000	Kobe Steel, Ltd.^	147,397
5,800	Lonmin plc	94,330
58,209	Lynas Corp., Ltd.*^	58,814
1,900	Maruichi Steel Tube, Ltd.	44,764
39,000	Mitsubishi Materials Corp.	94,967
27,261	Newcrest Mining, Ltd.	898,192
182,000	Nippon Steel Corp.	521,094
26,000	Nisshin Steel Co., Ltd.	46,470
34,117	Norsk Hydro ASA	155,112
44,738	OneSteel, Ltd.	52,462
4,362	Outokumpu OYJ^	28,580
11,484	OZ Minerals, Ltd.	102,174
3,284	Randgold Resources, Ltd.	319,563
3,300	Rautaruukki OYJ	33,097
50,808	Rio Tinto plc	2,243,657
15,517	Rio Tinto, Ltd.	908,296
1,362	Salzgitter AG	65,338
5,887	Sims Metal Management, Ltd.	69,893

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
6,062	SSAB AB, A Shares	$44,883
19,000	Sumitomo Metal & Mining Co., Ltd.	251,911
120,000	Sumitomo Metal Industries, Ltd.	248,567
13,785	ThyssenKrupp AG	338,315
4,462	Vedanta Resources plc	75,973
3,852	Voestalpine AG	111,634
73,895	Xstrata plc	926,636
1,400	YAMATO KOGYO Co., Ltd.	36,629

		18,198,979

Multi-Utilities (1.0%):
41,721	A2A SpA	51,890
16,716	AGL Energy, Ltd.	229,173
183,847	Centrica plc	845,031
125,049	National Grid plc	1,239,719
14,871	RWE AG	547,530
9,388	Suez Environnement Co.	130,832
24,482	United Utilities Group plc	237,087
12,380	Veolia Environnement	180,784

		3,462,046

Multiline Retail (0.4%):
20,381	Harvey Norman Holdings, Ltd.^	41,883
13,600	Isetan Mitsukoshi Holdings, Ltd.	137,283
17,000	J. FRONT RETAILING Co., Ltd.	80,783
19,366	Lifestyle International Holdings, Ltd.	48,986
56,866	Marks & Spencer Group plc	276,414
7,900	MARUI GROUP Co., Ltd.	59,380
6,147	Next plc	240,580
2,730	Pinault Printemps Redoute	352,134
10,000	Takashimaya Co., Ltd.	72,762

		1,310,205

Office Electronics (0.7%):
8,100	Brother Industries, Ltd.	94,964
40,400	Canon, Inc.	1,829,465
17,000	Konica Minolta Holdings, Inc.	116,491
1,170	Neopost SA^	85,972
24,000	Ricoh Co., Ltd.^	200,836

		2,327,728

Oil, Gas & Consumable Fuels (7.2%):
120,753	BG Group plc	2,299,135
672,593	BP plc	4,033,660
49,110	Cairn Energy plc*	212,811
5,117	Caltex Australia, Ltd.	52,725
21,000	Cosmo Oil Co., Ltd.	52,092
156	Delek Group, Ltd.	23,857
85,614	Eni SpA	1,504,110
11,172	Essar Energy, Ltd.*	43,300
8,254	Galp Energia SGPS SA, B Shares	150,399
800	Idemitsu Kosan Co., Ltd.	71,742
78	INPEX Corp.	480,792
76	Israel Corp., Ltd. (The)	49,198
1,100	Japan Petroleum Exploration Co., Ltd.	40,065
79,670	JX Holdings, Inc.	447,273
5,970	Macarthur Coal, Ltd.	91,318
4,544	Neste Oil OYJ	39,312
5,818	OMV AG	173,969
37,791	Origin Energy, Ltd.	483,671
3,472	Orion OYJ, Class B	69,883
28,233	Repsol YPF SA	743,799

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
128,119	Royal Dutch Shell plc, A Shares	$3,973,169
96,078	Royal Dutch Shell plc, B Shares	2,983,800
31,425	Santos, Ltd.	339,753
6,600	Showa Shell Sekiyu K.K.	47,037
39,726	StatoilHydro ASA	849,398
10,000	TonenGeneral Sekiyu K.K.	114,714
75,648	Total SA^	3,335,005
31,631	Tullow Oil plc	641,674
22,563	Woodside Petroleum, Ltd.	698,362

		24,046,023

Paper & Forest Products (0.2%):
1,860	Holmen AB, B Shares	46,179
3,567	Nippon Paper Group, Inc.	94,864
31,000	Oji Paper Co., Ltd.^	170,210
20,535	Stora Enso OYJ, R Shares	119,895
18,325	UPM-Kymmene OYJ	206,258

		637,406

Personal Products (0.4%):
3,590	Beiersdorf AG	192,233
8,557	L’Oreal SA	837,224
12,900	Shiseido Co., Ltd.	249,907

		1,279,364

Pharmaceuticals (8.1%):
15,800	Astellas Pharma, Inc.^	596,215
49,119	AstraZeneca plc	2,174,562
29,463	Bayer AG	1,618,990
8,100	Chugai Pharmaceutical Co., Ltd.	137,295
23,900	Daiichi Sankyo Co., Ltd.^	497,775
5,700	Dainippon Sumitomo Pharma Co., Ltd.	62,741
8,900	Eisai Co., Ltd.^	358,792
17,611	Elan Corp. plc*	186,509
183,844	GlaxoSmithKline plc	3,795,270
2,300	Hisamitsu Pharmaceutical Co., Inc.^	110,480
9,000	Kyowa Hakko Kogyo Co., Ltd.	100,235
2,318	Merck KGaA	189,651
2,000	Miraca Holdings, Inc.	87,944
8,100	Mitsubishi Tanabe Pharma Corp.	150,195
83,165	Novartis AG, Registered Shares	4,642,938
15,140	Novo Nordisk A/S, B Shares	1,505,356
2,900	Ono Pharmaceutical Co., Ltd.^	172,732
8,900	Otsuka Holdings Co., Ltd.	243,462
25,035	Roche Holding AG	4,029,007
39,728	Sanofi-Aventis	2,608,217
2,600	Santen Pharmaceutical Co., Ltd.	108,688
10,600	Shionogi & Co., Ltd.	156,920
19,992	Shire plc	623,312
4,000	Taisho Pharmacuetical Co., Ltd.	98,249
28,100	Takeda Pharmacuetical Co., Ltd.^	1,334,532
33,468	Teva Pharmaceutical Industries, Ltd.	1,240,811
2,300	Tsumura & Co.	73,316
3,557	UCB SA	151,449

		27,055,643

Professional Services (0.5%):
4,771	Adecco SA, Registered Shares	187,146
1,954	Bureau Veritas SA	140,510
21,977	Capita Group plc	240,178
35,848	Experian plc	403,249
5,782	Intertek Group plc	165,758

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
4,325	Randstad Holding NV	$137,952
193	SGS SA, Registered Shares	292,796

		1,567,589

Real Estate Investment Trusts (REITs) (1.4%):
61,000	Ascendas Real Estate Investment Trust	94,231
30,517	British Land Co. plc	225,338
69,000	CapitaMall Trust	95,838
51,606	CapitaMalls Asia, Ltd.	47,129
65,287	CFS Retail Property Trust	109,483
2,183	Corio NV	100,450
170,017	Dexus Property Group	134,075
926	Fonciere des Regions SA	64,590
785	Gecina SA	68,742
258,278	Goodman Group	141,285
62,882	GPT Group	187,884
25,344	Hammerson plc	147,906
878	Icade	68,554
24	Japan Prime Realty Investment Corp.	61,412
17	Japan Real Estate Investment Corp.	165,875
65	Japan Retail Fund Investment Corp.	104,663
3,832	Klepierre	107,457
27,386	Land Securities Group plc	272,745
20,654	Liberty International plc	104,914
81,000	Link REIT (The)	255,973
120,729	Mirvac Group	131,702
20	Nippon Building Fund, Inc.	206,786
10	Nomura Real Estate Office Fund, Inc.	60,957
26,556	SEGRO plc	90,659
84,514	Stockland	235,032
3,261	Unibail-Rodamco	581,118
77,933	Westfield Group	576,878
103,149	Westfield Retail Trust	239,232

		4,680,908

Real Estate Management & Development (1.7%):
2,400	AEON Mall Co., Ltd.	54,583
92,000	Capitaland, Ltd.	171,545
50,000	Cheung Kong Holdings, Ltd.	533,722
18,000	City Developments, Ltd.	130,693
2,600	Daito Trust Construction Co., Ltd.^	238,468
17,000	Daiwa House Industry Co., Ltd.	218,849
31,000	Hang Lung Group, Ltd.	157,446
88,000	Hang Lung Properties, Ltd.	257,423
37,000	Henderson Land Development Co., Ltd.	164,145
20,000	Hopewell Holdings, Ltd.	56,861
22,000	Hysan Development Co., Ltd.	66,030
7,136	Immoeast AG*(a)	—
33,276	Immofinanz Immobilien Anlagen AG^	94,465
24,000	Keppel Land, Ltd.	46,901
4,941	Kerry Group plc, Class A	172,968
25,500	Kerry Properties, Ltd.	80,198
19,603	Lend Lease Group	131,314
44,000	Mitsubishi Estate Co., Ltd.	712,288
30,000	Mitsui Fudosan Co., Ltd.	474,939
88,000	New World Development Co., Ltd.	82,667
3,600	Nomura Real Estate Holdings, Inc.	54,309
45	NTT Urban Development Corp.	32,675
96,000	Sino Land Co., Ltd.	126,989

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
13,000	Sumitomo Realty & Development Co., Ltd.	$249,869
50,000	Sun Hung Kai Properties, Ltd.	566,522
25,500	Swire Pacific, Ltd., Class A	261,850
16,000	Tokyu Land Corp.^	57,475
17,000	UOL Group, Ltd.	53,562
53,300	Wharf Holdings, Ltd. (The)	259,106
34,000	Wheelock & Co., Ltd.	99,397

		5,607,259

Road & Rail (1.0%):
103,267	Asciano Group	142,111
54	Central Japan Railway Co.	470,628
65,000	ComfortDelGro Corp., Ltd.	64,638
7,308	DSV A/S	131,750
12,113	East Japan Railway Co.	735,687
17,000	Keihin Electric Express Railway Co., Ltd.^	156,925
20,000	Keio Corp.	143,027
10,000	Keisei Electric Railway Co., Ltd.	67,873
57,000	Kintetsu Corp.^	214,567
52,500	MTR Corp., Ltd.	157,127
31,000	Nippon Express Co., Ltd.	132,067
23,000	Odakyu Electric Railway Co., Ltd.^	218,607
59,623	QR National, Ltd.	180,196
37,000	Tobu Railway Co., Ltd.	174,383
41,000	Tokyu Corp.	205,899
6,100	West Japan Railway Co.	261,663

		3,457,148

Semiconductors & Semiconductor Equipment (0.6%):
5,600	Advantest Corp.^	60,397
47,860	ARM Holdings plc	409,582
7,400	ASM Pacific Technology, Ltd.	72,252
15,300	ASML Holding NV	531,589
8,800	Elpida Memory, Inc.*	55,100
38,457	Infineon Technologies AG	283,184
3,500	ROHM Co., Ltd.	181,956
22,487	STMicroelectronics NV	146,915
4,200	SUMCO Corp.*	39,258
6,100	Tokyo Electron, Ltd.	276,395

		2,056,628

Software (1.0%):
10,374	Amadeus IT Holding SA, A Shares	166,513
8,169	Autonomy Corp. plc*	323,537
2,141	Dassault Systemes SA	151,158
3,400	Konami Corp.	114,186
3,500	Nintendo Co., Ltd.	509,936
1,400	Oracle Corp.	49,257
48,198	Sage Group plc (The)	191,077
32,798	SAP AG	1,671,702
2,400	Square Enix Holdings Co., Ltd.	43,142
3,700	Trend Micro, Inc.	115,521

		3,336,029

Specialty Retail (0.9%):
900	ABC-Mart, Inc.	34,567
42,272	Esprit Holdings, Ltd.	51,288
1,900	Fast Retailing Co., Ltd.	340,309
36,377	Hennes & Mauritz AB, B Shares	1,087,137
7,754	Industria de Diseno Textil SA	663,962
84,517	Kingfisher plc	323,929

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,400	Nitori Co., Ltd.	$140,890
900	Shimamura Co., Ltd.	94,350
790	USS Co., Ltd.^	67,215
2,930	Yamada Denki Co., Ltd.	204,619

		3,008,266

Textiles, Apparel & Luxury Goods (1.1%):
7,431	Adidas AG	448,310
5,600	ASICS Corp.	75,963
15,426	Burberry Group plc	279,200
1,933	Christian Dior SA	216,223
18,616	Cie Financiere Richemont, Class A	826,651
4,117	Luxottica Group SpA	104,287
9,032	LVMH Moet Hennessy Louis Vuitton SA	1,197,573
1,884	Pandora A/S	12,553
1,097	Swatch Group AG (The)	359,624
1,557	Swatch Group AG (The), Registered Shares	93,081
26,000	Yue Yuen Industrial Holdings, Ltd.	66,287

		3,679,752

Tobacco (1.6%):
70,831	British American Tobacco plc	3,001,803
36,286	Imperial Tobacco Group plc	1,225,248
161	Japan Tobacco, Inc.	751,336
7,606	Swedish Match AB, Class B	251,795

		5,230,182

Trading Companies & Distributors (1.2%):
11,848	Bunzl plc	140,706
53,500	ITOCHU Corp.^	511,117
58,000	Marubeni Corp.	324,430
50,000	Mitsubishi Corp.	1,018,498
61,900	Mitsui & Co., Ltd.	896,175
140,090	Noble Group, Ltd.	139,955
22,158	Paladin Energy, Ltd.*	25,364
44,300	Sojitz Corp.^	80,968
39,900	Sumitomo Corp.^	493,467
7,800	Toyota Tsushu Corp.	133,312
10,115	Wolseley plc	251,764

		4,015,756

Transportation Infrastructure (0.4%):
14,142	Abertis Infraestructuras SA	217,286
1,219	Aeroports de Paris	91,551
11,005	Atlantia SpA	157,815
31,971	Auckland International Airport, Ltd.	55,522
13,098	Ferrovial SA	149,605
1,337	Fraport AG	78,014
19,302	Groupe Eurotunnel SA	163,291
10,000	Kamigumi Co., Ltd.	89,434
2,443	Koninklijke Vopak NV	117,028
4,000	Mitsubishi Logistics Corp.	43,069
46,327	Transurban Group	240,784

		1,403,399

Water Utilities (0.1%):
8,661	Severn Trent plc	207,232

Wireless Telecommunication Services (2.3%):
1,935	Cellcom Israel, Ltd.	39,569
104	KDDI Corp.^	714,466
Wireless Telecommunication Services, continued

Shares or Principal		Fair Value
Common Stocks, continued
2,727	Millicom International Cellular SA, SDR	$273,233
1,103	Mobistar SA	62,980
2,120	NICE Systems, Ltd.*	63,464
544	NTT DoCoMo, Inc.^	991,915
2,742	Partner Communications Co., Ltd.	26,177
30,800	SOFTBANK Corp.	901,839
23,202	StarHub, Ltd.	50,498
1,827,231	Vodafone Group plc	4,717,969

		7,842,110

Total Common Stocks (Cost $353,942,352)		324,667,588

Preferred Stocks (0.3%):
Automobiles (0.3%):
1,882	Bayerische Motoren Werke AG (BMW), Preferred Shares	87,739
5,419	Porsche Automobil Holding SE, Preferred Shares	259,380
5,146	Volkswagen AG, Preferred Shares	680,740

		1,027,859

Media (0.0%):
2,663	ProSiebenSat.1 Media AG, Preferred Shares	46,618

Multi-Utilities (0.0%):
1,318	RWE AG	45,214

Total Preferred Stocks (Cost $1,157,309)		1,119,691

Rights (0.0%):
Commercial Banks (0.0%):
154,001	Banco Bilbao Vizcaya Argentaria SA*^	22,693
27,548	CaixaBank*	2,251

		24,944

Total Rights (Cost $—)		24,944

Short-Term Investment (8.0%):
$26,848,306	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	26,848,306

Total Short-Term Investment (Cost $26,848,306)		26,848,306

Unaffiliated Investment Company (0.3%):
1,049,335	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,049,335

Total Unaffiliated Investment Company (Cost $1,049,335)		1,049,335

Total Investment Securities (Cost $382,997,302)(d)—105.3%		353,709,864
Net other assets (liabilities)—(5.3)%		(17,819,496)

Net Assets—100.0%		$335,890,368

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
SP	ADR Sponsored American Depositary Receipt
*	Non-income producing security

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $24,796,399.
(a)	Security issued in connection with a pending litigation settlement.
(b)	The rate represents the effective yield at September 30, 2011.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $870,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	Long	12/16/11	90	$2,510,117	$92,691
FTSE 100 Index December Futures (British Pounds)	Long	12/16/11	30	2,422,542	(39,736)
MSCI EAFE Index E-Mini December Futures(U.S. Dollar)	Long	12/16/11	22	1,517,619	(36,359)
SPI 200 Index December Futures (Australia Dollar)	Long	12/15/11	11	1,079,580	(15,069)
TOPIX Index December Futures (Japanese Yen)	Long	12/8/11	20	$1,931,107	$33,597

Total					$35,124

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Australia	8.3%
Austria	0.3
Belgium	1.0
Bermuda	0.1
Cayman Islands	—	^
Cyprus	—	^
Denmark	1.0
Finland	0.9
France	8.6
Germany	7.6
Greece	0.1
Guernsey	0.1
Hong Kong	2.7
Ireland (Republic of)	0.4
Israel	0.7
Italy	2.3
Japan	22.9
Jersey	0.1
Kazakhstan	—	^
Luxembourg	0.3
Netherlands	2.8
New Zealand	0.1
Norway	0.7
Portugal	0.3
Singapore	1.6
Spain	3.5
Sweden	2.8
Switzerland	8.5
United Kingdom	21.7
United States	0.6

	100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (62.8%):
Air Freight & Logistics (0.3%):
16,299	FedEx Corp.	$1,103,116

Beverages (0.9%):
48,545	Coca-Cola Co. (The)	3,279,700

Capital Markets (2.3%):
254,709	Charles Schwab Corp. (The)^	2,870,570
150,901	Morgan Stanley	2,037,163
53,752	Northern Trust Corp.	1,880,245
58,622	State Street Corp.	1,885,284

		8,673,262

Chemicals (0.6%):
33,554	PPG Industries, Inc.	2,370,926

Commercial Banks (3.2%):
90,563	BB&T Corp.^	1,931,709
121,132	Fifth Third Bancorp	1,223,433
89,474	PNC Financial Services Group, Inc.	4,311,752
274,248	Regions Financial Corp.	913,246
78,426	U.S. Bancorp	1,846,148
92,066	Wells Fargo & Co.	2,220,632

		12,446,920

Commercial Services & Supplies (0.9%):
68,885	Avery Dennison Corp.	1,727,636
54,761	Cintas Corp.^	1,540,974

		3,268,610

Computers & Peripherals (1.4%):
178,049	Dell, Inc.*^	2,519,394
135,296	Hewlett-Packard Co.	3,037,395

		5,556,789

Diversified Financial Services (3.9%):
183,522	Bank of America Corp.	1,123,155
132,332	Citigroup, Inc.	3,390,346
343,547	JPMorgan Chase & Co.	10,347,635

		14,861,136

Diversified Telecommunication Services (0.9%):
92,554	Verizon Communications, Inc.	3,405,987

Electric Utilities (3.2%):
159,194	American Electric Power Co., Inc.	6,052,556
50,979	Edison International	1,949,947
25,338	Entergy Corp.	1,679,656
55,765	FirstEnergy Corp.	2,504,406

		12,186,565

Energy Equipment & Services (1.4%):
37,374	Baker Hughes, Inc.	1,725,184
26,099	Cameron International Corp.*	1,084,152
44,939	Schlumberger, Ltd.	2,684,207

		5,493,543

Food & Staples Retailing (1.6%):
127,087	SYSCO Corp.	3,291,553
82,418	Walgreen Co.	2,710,728

		6,002,281

Food Products (2.3%):
91,575	Archer-Daniels-Midland Co.	2,271,976
77,639	Kraft Foods, Inc., Class A	2,607,118
121,860	Unilever NV, NYS^	3,837,371

		8,716,465

Health Care Equipment & Supplies (0.7%):

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
84,707	Medtronic, Inc.	$2,815,661

Health Care Providers & Services (2.9%):
49,839	Cardinal Health, Inc.	2,087,257
24,260	CIGNA Corp.	1,017,465
64,582	HCA Holdings, Inc.*	1,301,973
148,657	UnitedHealth Group, Inc.	6,856,061

		11,262,756

Household Durables (0.5%):
104,907	Sony Corp., SP ADR^	1,993,233

Household Products (1.9%):
19,105	Energizer Holdings, Inc.*	1,269,336
98,304	Procter & Gamble Co. (The)	6,210,847

		7,480,183

Industrial Conglomerates (4.0%):
677,245	General Electric Co.	10,321,214
124,578	Tyco International, Ltd.	5,076,553

		15,397,767

Insurance (3.0%):
36,686	Chubb Corp. (The)^	2,200,793
295,587	Marsh & McLennan Cos., Inc.	7,844,879
57,203	Principal Financial Group, Inc.^	1,296,792

		11,342,464

Internet Software & Services (2.4%):
215,739	eBay, Inc.*	6,362,143
204,066	Yahoo!, Inc.*	2,685,509

		9,047,652

IT Services (1.2%):
95,146	Amdocs, Ltd.*	2,580,359
144,771	Western Union Co.	2,213,549

		4,793,908

Machinery (0.7%):
97,505	Ingersoll-Rand plc^	2,738,915

Media (4.7%):
238,485	Comcast Corp., Class A^	4,984,336
58,048	Time Warner Cable, Inc.	3,637,868
132,147	Time Warner, Inc.	3,960,446
136,155	Viacom, Inc., Class B	5,274,645

		17,857,295

Oil, Gas & Consumable Fuels (6.6%):
100,106	Anadarko Petroleum Corp.	6,311,683
20,827	ConocoPhillips	1,318,766
38,527	Devon Energy Corp.	2,135,937
43,301	Exxon Mobil Corp.	3,144,952
69,724	Hess Corp.	3,657,721
32,017	Occidental Petroleum Corp.	2,289,215
85,109	Royal Dutch Shell plc, ADR	5,235,906
54,101	Williams Cos., Inc. (The)	1,316,818

		25,410,998

Personal Products (1.0%):
192,838	Avon Products, Inc.	3,779,625

Pharmaceuticals (4.8%):
39,203	Abbott Laboratories	2,004,842
178,516	Bristol-Myers Squibb Co.	5,601,832
14,371	Eli Lilly & Co.	531,296
115,116	Merck & Co., Inc.	3,765,444
379,612	Pfizer, Inc.	6,711,540

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
		18,614,954

Professional Services (0.3%):
8,890	Manpower, Inc.	$298,882
47,729	Robert Half International, Inc.^	1,012,809

		1,311,691

Semiconductors & Semiconductor Equipment (1.4%):
189,316	Applied Materials, Inc.	1,959,421
110,767	Intel Corp.	2,362,660
59,990	STMicroelectronics NV	391,935
109,984	STMicroelectronics NV, NYS	714,896

		5,428,912

Software (1.5%):
232,005	Microsoft Corp.	5,774,604

Specialty Retail (1.0%):
118,686	Home Depot, Inc.	3,901,209

Wireless Telecommunication Services (1.3%):
187,132	Vodafone Group plc, SP ADR	4,799,936

	Total Common Stocks (Cost $247,163,694)	241,117,063

Preferred Stocks (1.5%):
Commercial Banks (0.4%):
13,608	KeyCorp, Series A^	1,386,315

Diversified Financial Services (0.0%):
3,370	Nielsen Holdings NV	180,506

Health Care Providers & Services (0.4%):
1,310	HealthSouth Corp., Series A	1,085,662
9,754	Omnicare Capital Trust II	399,914

		1,485,576

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	729,036

Oil, Gas & Consumable Fuels (0.3%):
27,346	El Paso Energy Capital Trust I^	1,222,913

Road & Rail (0.2%):
91,449	Swift Mandatory Common Exchange Security Trust(a)	694,098

	Total Preferred Stocks (Cost $5,598,739)	5,698,444

Convertible Bonds (12.4%):
Biotechnology (2.0%):
$1,252,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14	1,114,280
1,982,000	Dendreon Corp., 2.88%, 1/15/16	1,422,085
2,903,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	3,312,372
1,744,000	Invitrogen Corp., 1.50%, 2/15/24^	1,761,440

		7,610,177

Capital Markets (1.2%):
1,747,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	1,832,166
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100, MTN(a)	1,048,600
1,095,500	Jefferies Group, Inc., 3.88%, 11/1/29, Callable 11/1/17 @ 100	1,001,013

Principal Amount		Fair Value
Convertible Bonds, continued
Capital Markets, continued
$298,000	MF Global Holdings, Ltd., 1.88%, 2/1/16	$236,910
584,000	MF Global Holdings, Ltd., 9.00%, 6/20/38, Callable 7/1/13 @ 100^	619,770

		4,738,459

Communications Equipment (1.2%):
884,000	Ciena Corp., 4.00%, 3/15/15(a)	847,535
2,941,000	Lucent Technologies Corp., 2.88%, 6/15/25	2,716,749
983,000	TW Telecom, Inc., 2.38%, 4/1/26, Callable 4/6/13 @ 100	1,076,385

		4,640,669

Computers & Peripherals (0.9%):
3,608,000	Sandisk Corp., 1.00%, 5/15/13	3,490,740

Construction Materials (0.4%):
2,000,000	Cemex SAB de C.V., 4.88%, 3/15/15	947,500
900,000	Cemex SAB de C.V., 3.75%, 3/15/18(a)	419,625

		1,367,125

Diversified Telecommunication Services (0.3%):
793,000	JDS Uniphase Corp., 1.00%, 5/15/26, Callable 5/20/13 @ 100^	773,175
400,000	JDS Uniphase Corp., 1.00%, 5/15/26(a)	381,500

		1,154,675

Energy Equipment & Services (0.3%):
1,000,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	980,000

Health Care Equipment & Supplies (1.0%):
1,890,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	1,913,625
503,000	NuVasive, Inc., 2.75%, 7/1/17	420,005
1,252,000	Teleflex, Inc., 3.88%, 8/1/17	1,359,985

		3,693,615

Health Care Providers & Services (0.2%):
416,000	Omnicare, Inc., 3.75%, 12/15/25	465,400
307,000	Omnicare, Inc., 3.25%, 12/15/35	277,451

		742,851

Hotels, Restaurants & Leisure (1.0%):
1,631,000	International Game Technology, Inc., 3.25%, 5/1/14^(a)	1,875,650
2,348,000	MGM Resorts International, 4.25%, 4/15/15^	2,063,305

		3,938,955

Internet & Catalog Retail (0.4%):
255,000	Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40, Callable 12/1/17 @ 100^(a)	123,038
1,209,700	Liberty Media Corp., 3.13%, 3/30/23	1,298,915

		1,421,953

Life Sciences Tools & Services (0.4%):
1,565,000	Illumina, Inc., 0.25%, 3/15/16(a)	1,373,288

Machinery (0.2%):
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	469,200

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Convertible Bond, continued
Machinery, continued
$277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	$282,540

		751,740

Media (0.6%):
1,317,000	Gaylord Entertainment Co., 3.75%, 10/1/14(a)	1,333,462
641,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @ 100	646,609
480,000	Interpublic Group of Cos., Inc. (The), 4.75%, 3/15/23, Callable 3/15/13 @ 100	510,000

		2,490,071

Pharmaceuticals (0.6%):
1,094,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	1,234,853
885,000	Salix Pharmaceuticals, Ltd., 2.75%, 5/15/15^	880,575

		2,115,428

Semiconductors & Semiconductor Equipment (0.9%):
2,164,000	Micron Technology, Inc., 1.88%, 6/1/14^	2,020,635
1,106,000	Novellus Systems, Inc., 2.63%, 5/15/41(a)	955,307
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	512,000

		3,487,942

Software (0.4%):
592,000	Cadence Design Systems, Inc., 1.50%, 12/15/13^	569,060
901,000	Symantec Corp., 1.00%, 6/15/13^	1,026,014

		1,595,074

Thrifts & Mortgage Finance (0.1%):
990,000	MGIC Investment Corp., 5.00%, 5/1/17	554,400

Wireless Telecommunication Services (0.3%):
1,278,000	SBA Communications Corp., 1.88%, 5/1/13	1,325,925

Total Convertible Bonds (Cost $51,521,833)		47,473,087

Corporate Bonds (4.5%):
Aerospace & Defense (0.0%):
65,000	Raytheon Co., 1.63%, 10/15/15	64,816

Airlines (0.1%):
105,000	Continental Airlines 2010-A, Class A, 4.75%, 1/12/21^	100,012
84,894	Delta Air Lines, Inc., 6.20%, 7/2/18	87,441

		187,453

Auto Components (0.0%):
100,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	103,671

Automobiles (0.0%):
55,000	Daimler Finance LLC, 7.30%, 1/15/12	55,953

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14^	22,348

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	$144,542
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	86,780

		253,670

Capital Markets (0.4%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	141,455
305,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	316,064
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	128,064
175,000	Jefferies Group, Inc., 6.88%, 4/15/21	181,767
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	70,025
235,000	Morgan Stanley, 4.00%, 7/24/15	221,512
295,000	Morgan Stanley, 3.45%, 11/2/15	271,680
120,000	Morgan Stanley, 5.75%, 1/25/21	110,408

		1,440,975

Commercial Banks (0.3%):
28,000	AT&T, Inc., 5.35%, 9/1/40	29,268
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	88,311
105,000	HBOS plc, 6.75%, 5/21/18(a)	89,519
50,000	PNC Funding Corp., 6.70%, 6/10/19	60,027
185,000	U.S. Bancorp, 2.00%, 6/14/13	188,646
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	253,161
230,000	Wells Fargo & Co., 5.63%, 12/11/17	260,117

		969,049

Commercial Services & Supplies (0.1%):
195,000	Cintas Corp., 2.85%, 6/1/16	201,030
135,000	Waste Management, Inc., 5.00%, 3/15/14	146,685

		347,715

Communications Equipment (0.0%):
45,000	Juniper Networks, Inc., 4.60%, 3/15/21	46,291

Consumer Finance (0.2%):
140,000	Capital One Financial Corp., 6.75%, 9/15/17	158,777
200,000	GMAC, Inc., 2.20%, 12/19/12	204,412
165,000	HSBC Finance Corp., 7.00%, 5/15/12	169,871

		533,060

Diversified Financial Services (1.0%):
295,000	Bank of America Corp., 5.75%, 12/1/17	276,669
175,000	Bank of America Corp., 5.65%, 5/1/18	166,168
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	189,662
1,000,000	Citibank NA, 1.75%, 12/28/12	1,017,373
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,072,928
135,000	Citigroup, Inc., 6.13%, 11/21/17	144,257
220,000	Citigroup, Inc., 8.50%, 5/22/19	265,721
115,000	ERAC USA Finance Co., 2.75%, 7/1/13(a)	116,339
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	133,636

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	$73,536
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	151,761
130,000	PNC Funding Corp., 5.13%, 2/8/20	143,893

		3,751,943

Diversified Telecommunication Services (0.1%):
1,000	AT&T, Inc., 7.93%, 11/15/31	1,395
65,000	Verizon Communications, Inc., 3.00%, 4/1/16^	67,983
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	78,164
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	185,334

		332,876

Electric Utilities (0.0%):
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	139,825

Electronic Equipment, Instruments & Components (0.0%):
10,000	Corning, Inc., 6.63%, 5/15/19	12,170
20,000	Corning, Inc., 7.25%, 8/15/36, Callable 8/15/26 @ 100	24,678

		36,848

Energy Equipment & Services (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32	56,884

Food & Staples Retailing (0.1%):
118,710	CVS Pass-Through Trust, 6.04%, 12/10/28	124,936
19,238	CVS Pass-Through Trust, 8.35%, 7/10/31(a)	23,877
185,000	Safeway, Inc., 3.95%, 8/15/20	186,399
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	19,891

		355,103

Food Products (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	102,695
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	102,787
85,000	Kraft Foods, Inc., 5.38%, 2/10/20	96,196
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	173,923
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	18,909

		494,510

Health Care Equipment & Supplies (0.0%):
130,000	CareFusion Corp., 4.13%, 8/1/12	132,924

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20	227,377
335,000	Express Scripts, Inc., 5.25%, 6/15/12	343,985
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	75,424
135,000	WellPoint, Inc., 4.35%, 8/15/20	142,849

		789,635

Hotels, Restaurants & Leisure (0.1%):
170,000	Expedia, Inc., 5.95%, 8/15/20	170,821
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	225,753
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	23,644

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$60,000	Yum! Brands, Inc., 5.30%, 9/15/19	$67,752

		487,970

Household Products (0.2%):
350,000	Pentair, Inc., 5.00%, 5/15/21, Callable 2/15/21 @ 100	365,515
225,000	Tupperware Corp., 4.75%, 6/1/21, Callable 3/1/21 @ 100(a)	225,367

		590,882

Industrial Conglomerates (0.4%):
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,233,880
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	84,423
160,000	General Electric Co., 5.25%, 12/6/17	177,770

		1,496,073

Insurance (0.1%):
115,000	CNA Financial Corp., 5.88%, 8/15/20	118,162
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	80,178
70,000	Travelers Cos., Inc. (The), 5.35%, 11/1/40	73,731

		272,071

Media (0.3%):
135,000	Comcast Corp., 5.70%, 5/15/18	156,024
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	27,549
430,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	462,250
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	81,212
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	71,278
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	83,436
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	163,944
40,000	Time Warner, Inc., 5.88%, 11/15/16	45,212
60,000	Time Warner, Inc., 8.75%, 2/14/19	76,780

		1,167,685

Metals & Mining (0.0%):
115,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	123,338

Multi-Utilities (0.0%):
40,000	NiSource Finance Corp., 6.80%, 1/15/19	46,657

Multiline Retail (0.1%):
140,000	Family Dollar Stores, Inc., 5.00%, 2/1/21	137,153
90,000	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	91,385

		228,538

Oil, Gas & Consumable Fuels (0.1%):
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	38,463
50,000	Hess Corp., 5.60%, 2/15/41	53,942

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$300,000	Morgan Stanley, 3.80%, 4/29/16	$276,579
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	58,800

		427,784

Pharmaceuticals (0.1%):
110,000	Express Scripts, Inc., 3.13%, 5/15/16	111,068
95,000	Merck & Co., Inc., 5.00%, 6/30/19	112,872
230,000	Pfizer, Inc., 6.20%, 3/15/19	288,222

		512,162

Real Estate Investment Trusts (REITs) (0.1%):
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	117,364
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	184,646
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	85,673

		387,683

Road & Rail (0.1%):
20,000	CSX Corp., 6.15%, 5/1/37	24,597
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	160,238
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	106,946
20,000	Union Pacific Corp., 6.13%, 2/15/20	24,297

		316,078

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	78,793

Specialty Retail (0.1%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	111,226
140,000	AutoZone, Inc., 6.50%, 1/15/14	155,934
155,000	Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100^	140,837
85,000	O’Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	85,843

		493,840

Thrifts & Mortgage Finance (0.0%):
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	83,513
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	23,436
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	38,308

		145,257

Wireless Telecommunication Services (0.1%):
55,000	American Tower Corp., 4.63%, 4/1/15	58,318
125,000	American Tower Corp., 4.50%, 1/15/18	125,141

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$25,000	SBC Communications, Inc., 6.15%, 9/15/34	$27,980

		211,439

Total Corporate Bonds (Cost $16,451,961)		17,079,451

Yankee Dollars (1.6%):
Commercial Banks (0.6%):
65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	61,251
100,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	96,022
85,000	Abbey National Treasury Services plc, 4.00%, 4/27/16	78,467
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	138,778
175,000	Barclays Bank plc, 6.75%, 5/22/19	189,061
110,000	Barclays Bank plc, 5.14%, 10/14/20	89,203
155,000	BPCE SA, 2.38%, 10/4/13(a)	150,843
95,000	Commonwealth Bank of Australia, 5.00%, 10/15/19(a)	98,636
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	252,509
250,000	Lloyds TSB Bank plc, 4.88%, 1/21/16^	246,437
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20(a)	95,085
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	97,911
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	92,728
305,000	Societe Generale, 2.50%, 1/15/14(a)	283,699
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	102,439
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	162,288

		2,235,357

Diversified Financial Services (0.2%):
155,000	Credit Suisse Group AG, 5.40%, 1/14/20	148,910
30,000	Credit Suisse, NY, 6.00%, 2/15/18	30,443
100,000	Credit Suisse, NY, 5.30%, 8/13/19	101,029
125,000	National Australia Bank, 3.75%, 3/2/15^(a)	130,414
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	181,409
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	201,422
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	61,742

		855,369

Diversified Telecommunication Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	86,657
100,000	Telecom Italia Capital SA, 7.00%, 6/4/18	100,202

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	55,143

		242,002

Electric Utilities (0.1%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	52,360

Principal Amount		Fair Value
Yankee Dollars, continued
Electric Utilities, continued
$100,000	Enel Finance International SA, 5.13%, 10/7/19(a)	$93,728

		146,088

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	80,443

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	43,586

Food Products (0.0%):
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20(a)	100,500

Independent Power Producers & Energy Traders (0.0%):
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	99,811

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	102,230

Media (0.0%):
100,000	WPP Finance, 8.00%, 9/15/14	113,178

Metals & Mining (0.3%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	132,438
205,000	ArcelorMittal, 3.75%, 8/5/15	191,409
145,000	ArcelorMittal, 9.85%, 6/1/19	164,295
30,000	ArcelorMittal, 5.50%, 3/1/21	26,882
30,000	ArcelorMittal, 6.75%, 3/1/41	25,926
155,000	Barrick Gold Corp., 2.90%, 5/30/16^	157,036
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	243,978
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	134,577
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	57,585
65,000	Vale Overseas, Ltd., 6.88%, 11/10/39	69,875

		1,204,001

Oil, Gas & Consumable Fuels (0.1%):
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	136,500

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$40,000	Shell International Finance B.V., 3.10%, 6/28/15	$42,466

		178,966

Real Estate Investment Trusts (REITs) (0.1%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	448,299

Real Estate Management & Development (0.0%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	30,982

Sovereign Bonds (0.0%):
95,000	Republic of Italy, 6.88%, 9/27/23	93,601

Wireless Telecommunication Services (0.1%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	193,400

Total Yankee Dollars (Cost $6,137,493)		6,167,813

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission Revenue, Series B, 5.03%, 4/1/26	94,183

Total Municipal Bonds (Cost $80,000)		94,183

U.S. Government Agency Mortgages (0.6%):
Federal Home Loan Mortgage Corporation (0.4%)
250,000	3.00%, 7/28/14 ^	266,592
950,000	4.88%, 6/13/18	1,136,126

		1,402,718

Federal National Mortgage Association (0.2%)
540,000	4.38%, 10/15/15	612,473
185,000	6.63%, 11/15/30	274,951

		887,424

Total U.S. Government Agency Mortgages (Cost $2,055,910)		2,290,142

U.S. Treasury Obligations (8.3%):
U.S. Treasury Bonds (1.6%)
300,000	6.63%, 2/15/27	458,438
1,280,000	3.50%, 2/15/39	1,423,200
420,000	4.25%, 5/15/39	528,544
400,000	4.38%, 11/15/39	514,250
350,000	4.63%, 2/15/40	467,688
2,500,000	4.25%, 11/15/40	3,161,327

		6,553,447

U.S. Treasury Notes (6.7%)
2,850,000	0.75%, 11/30/11	2,853,118
550,000	0.88%, 2/29/12	551,782
6,500,000	1.00%, 4/30/12	6,533,020
250,000	4.38%, 8/15/12	259,092
180,000	4.13%, 8/31/12	186,455
500,000	1.38%, 1/15/13	507,364
1,680,000	2.75%, 10/31/13	1,764,524
1,350,000	1.75%, 3/31/14	1,396,090
200,000	2.63%, 6/30/14	212,078
2,470,000	2.25%, 1/31/15 ^	2,610,867
2,300,000	2.50%, 3/31/15	2,454,882
3,500,000	2.63%, 4/30/16	3,778,358

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

6,000	3.63%, 2/15/20	6,926
1,500,000	2.63%, 11/15/20	1,604,062
500,000	6.88%, 8/15/25 ^	766,094

		25,484,712

Total U.S. Treasury Obligations (Cost $29,850,404)		32,038,159

Short-Term Investment (9.8%):
$37,616,557	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	37,616,557

Total Short-Term Investment (Cost $37,616,557)		37,616,557

Unaffiliated Investment Company (7.7%):
29,390,053	Dreyfus Treasury Prime Cash Management, 0.00%(d)	29,390,053

Total Unaffiliated Investment Company (Cost $29,390,053)		29,390,053

Total Investment Securities (Cost $425,866,644)+(e)—109.2%		418,964,952
Net other assets (liabilities)—(9.2)%		(35,134,847)

Net Assets—100.0%		$383,830,105

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
MTN	Medium Term Note
NYS	New York Shares
SP ADR	Sponsored American Depositary Receipt
+	The $381,348,395 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $35,521,925.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2011. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(d)	The rate represents the effective yield at September 30, 2011.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

As of September 30, 2011, the Fund's open forward currency contracts were as follows:

					Unrealized
Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Appreciation/ (Depreciation)
Deliver 2,211,997 British Pound in exchange for U.S. Dollar	Credit Suisse First Boston	10/17/11	$3,501,679	$3,448,331	$53,348
Deliver 18,584 European Euro in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	25,425	24,892	533
Deliver 73,937 European Euro in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	100,747	99,031	1,716
Deliver 7,859 European Euro in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	10,808	10,527	281
Deliver 44,258 European Euro in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	59,653	59,280	373
Deliver 37,869 European Euro in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	50,842	50,722	120
Deliver 21,826 European Euro in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	29,439	29,235	204
Deliver 66,549 European Euro in exchange for U.S. Dollar	Credit Suisse First Boston	10/17/11	89,515	89,136	379
Deliver 2,275,512 European Euro in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	3,098,850	3,047,843	51,007
Deliver 2,165,272 European Euro in exchange for U.S. Dollar	Credit Suisse First Boston	10/17/11	2,947,650	2,900,186	47,464
Deliver 114,426,267 Japanese Yen in exchange for U.S. Dollar	Bank of New York Capital Markets	10/17/11	1,484,022	1,484,311	(289)

					$155,136

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Australia	0.2%
Belgium	—	^
British Virgin Islands	0.1
Canada	0.1
Cayman Islands	—	^
France	0.1
Guernsey	0.7
Ireland (Republic of)	0.7
Italy	—	^
Japan	0.5
Luxembourg	0.1
Mexico	0.5
Netherlands	2.2
Spain	—	^
Switzerland	1.4
United Kingdom	3.1
United States	90.3

	100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (96.2%):
Air Freight & Logistics (0.4%):
14,620	FedEx Corp.^	$989,482

Beverages (1.2%):
41,056	Coca-Cola Co. (The)	2,773,743

Capital Markets (3.4%):
228,105	Charles Schwab Corp. (The)	2,570,743
134,090	Morgan Stanley	1,810,215
45,499	Northern Trust Corp.	1,591,555
52,238	State Street Corp.	1,679,974

		7,652,487

Chemicals (0.9%):
29,630	PPG Industries, Inc.	2,093,656

Commercial Banks (4.9%):
77,635	BB&T Corp.	1,655,954
108,930	Fifth Third Bancorp	1,100,193
80,636	PNC Financial Services Group, Inc.	3,885,849
244,382	Regions Financial Corp.	813,792
66,153	U.S. Bancorp^	1,557,242
82,791	Wells Fargo & Co.	1,996,919

		11,009,949

Commercial Services & Supplies (1.2%):
47,257	Avery Dennison Corp.	1,185,205
51,500	Cintas Corp.^	1,449,210

		2,634,415

Computers & Peripherals (2.2%):
158,149	Dell, Inc.*	2,237,809
115,014	Hewlett-Packard Co.	2,582,064

		4,819,873

Diversified Financial Services (5.8%):
163,077	Bank of America Corp.	998,031
117,921	Citigroup, Inc.	3,021,136
294,628	JPMorgan Chase & Co.	8,874,196

		12,893,363

Diversified Telecommunication Services (1.4%):
83,407	Verizon Communications, Inc.	3,069,378

Electric Utilities (5.0%):
150,216	American Electric Power Co., Inc.	5,711,212
45,451	Edison International	1,738,501
22,859	Entergy Corp.	1,515,323
50,312	FirstEnergy Corp.	2,259,512

		11,224,548

Energy Equipment & Services (2.2%):
32,781	Baker Hughes, Inc.	1,513,171
23,070	Cameron International Corp.*	958,328
39,966	Schlumberger, Ltd.	2,387,169

		4,858,668

Food & Staples Retailing (2.4%):
113,160	SYSCO Corp.	2,930,844
71,351	Walgreen Co.	2,346,734

		5,277,578

Food Products (3.5%):
80,166	Archer-Daniels-Midland Co.	1,988,919
68,631	Kraft Foods, Inc., Class A	2,304,629
107,831	Unilever NV, NYS^	3,395,598

		7,689,146

Health Care Equipment & Supplies (1.1%):

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
72,586	Medtronic, Inc.	$2,412,759

Health Care Providers & Services (4.6%):
46,874	Cardinal Health, Inc.	1,963,083
21,238	CIGNA Corp.	890,722
55,756	HCA Holdings, Inc.*	1,124,041
134,603	UnitedHealth Group, Inc.	6,207,890

		10,185,736

Household Durables (0.8%):
93,482	Sony Corp., SP ADR^	1,776,158

Household Products (3.0%):
16,919	Energizer Holdings, Inc.*	1,124,098
88,432	Procter & Gamble Co. (The)	5,587,134

		6,711,232

Industrial Conglomerates (6.1%):
591,131	General Electric Co.	9,008,836
110,124	Tyco International, Ltd.	4,487,553

		13,496,389

Insurance (4.5%):
32,010	Chubb Corp. (The)	1,920,280
263,843	Marsh & McLennan Cos., Inc.	7,002,393
50,974	Principal Financial Group, Inc.	1,155,581

		10,078,254

Internet Software & Services (3.6%):
191,092	eBay, Inc.*	5,635,303
181,844	Yahoo!, Inc.*	2,393,067

		8,028,370

IT Services (1.9%):
85,202	Amdocs, Ltd.*	2,310,678
128,591	Western Union Co.	1,966,157

		4,276,835

Machinery (1.1%):
87,765	Ingersoll-Rand plc^	2,465,319

Media (7.4%):
214,935	Comcast Corp., Class A^	4,492,141
54,533	Time Warner Cable, Inc.	3,417,583
125,780	Time Warner, Inc.	3,769,627
121,339	Viacom, Inc., Class B	4,700,673

		16,380,024

Oil, Gas & Consumable Fuels (10.2%):
86,924	Anadarko Petroleum Corp.	5,480,558
18,279	ConocoPhillips	1,157,426
36,251	Devon Energy Corp.	2,009,756
38,783	Exxon Mobil Corp.	2,816,809
62,007	Hess Corp.	3,252,887
27,036	Occidental Petroleum Corp.	1,933,074
79,998	Royal Dutch Shell plc, ADR	4,921,477
48,001	Williams Cos., Inc. (The)	1,168,345

		22,740,332

Personal Products (1.5%):
173,575	Avon Products, Inc.	3,402,070

Pharmaceuticals (7.4%):
36,927	Abbott Laboratories	1,888,447
158,004	Bristol-Myers Squibb Co.	4,958,165
12,791	Eli Lilly & Co.	472,883
99,206	Merck & Co., Inc.	3,245,028
328,070	Pfizer, Inc.	5,800,278

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
		16,364,801

Professional Services (0.6%):
7,858	Manpower, Inc.	$264,186
44,850	Robert Half International, Inc.^	951,717

		1,215,903

Semiconductors & Semiconductor Equipment (2.1%):
165,720	Applied Materials, Inc.	1,715,202
94,994	Intel Corp.	2,026,222
52,706	STMicroelectronics NV	344,347
97,593	STMicroelectronics NV, NYS	634,354

		4,720,125

Software (2.3%):
202,640	Microsoft Corp.	5,043,709

Specialty Retail (1.6%):
106,048	Home Depot, Inc.	3,485,798

Wireless Telecommunication Services (1.9%):
168,645	Vodafone Group plc, SP ADR	4,325,744

Total Common Stocks (Cost $215,391,549)		214,095,844

Short-Term Investment (7.8%):
$17,417,155	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	17,417,155

Total Short-Term Investment (Cost $17,417,155)		17,417,155

Unaffiliated Investment Company (3.9%):
8,666,286	Dreyfus Treasury Prime Cash Management, 0.00%(a)	8,666,286

Total Unaffiliated Investment Company (Cost $8,666,286)		8,666,286

Total Investment Securities (Cost $241,474,990)+(c)—107.9%		240,179,285
Net other assets (liabilities)—(7.9)%		(17,521,925)

Net Assets—100.0%		$222,657,360

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
NYS	New York Shares
SP ADR	Sponsored American Depositary Receipt
+	The $222,762,130 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $16,223,393.
(a)	The rate represents the effective yield at September 30, 2011.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

As of September 30, 2011, the Fund's open forward currency contracts were as follows:

					Unrealized
Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Appreciation/ (Depreciation)
Deliver 2,030,533 British Pound in exchange for U.S. Dollar	Credit Suisse First Boston	10/17/11	$3,214,415	$3,165,442	$48,973
Deliver 2,281,571 European Euro in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	3,107,101	3,055,958	51,143
Deliver 16,426 European Euro in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	22,472	22,001	471
Deliver 65,360 European Euro in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	89,061	87,544	1,517
Deliver 6,947 European Euro in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	9,553	9,305	248
Deliver 38,730 European Euro in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	52,201	51,875	326
Deliver 33,072 European Euro in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	44,402	44,297	105
Deliver 19,059 European Euro in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	25,706	25,528	178
Deliver 58,467 European Euro in exchange for U.S. Dollar	Credit Suisse First Boston	10/17/11	78,644	78,311	333
Deliver 2,171,037 European Euro in exchange for U.S. Dollar	Credit Suisse First Boston	10/17/11	2,955,498	2,907,908	47,590
Deliver 114,752,035 Japanese Yen in exchange for U.S. Dollar	Bank of New York Mellon	10/17/11	1,488,247	1,488,537	(290)

					$150,594

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Guernsey	1.0%
Ireland (Republic of)	1.1
Japan	0.8
Netherlands	3.0
Switzerland	2.0
United Kingdom	4.2
United States	87.9

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (90.8%):
Auto Components (3.3%):
42,276	Compagnie Generale DES Establissements Michelin SCA, Class B	$2,524,381
190,000	DENSO Corp.	6,091,432
20,306	Hyundai Mobis Co., Ltd.	5,767,703

		14,383,516

Automobiles (2.2%):
52,111	Bayerische Motoren Werke AG (BMW)	3,452,510
178,100	Toyota Motor Corp.	6,089,828

		9,542,338

Beverages (3.0%):
146,309	Anheuser-Busch InBev NV	7,758,412
77,756	Fomento Economico Mexicano SAB de C.V., SP ADR	5,040,144

		12,798,556

Biotechnology (0.8%):
117,178	CSL, Ltd.	3,341,750

Capital Markets (1.0%):
125,397	Julius Baer Group, Ltd.	4,180,185

Chemicals (1.9%):
53,349	Agrium, Inc.	3,552,017
17,397	Syngenta AG	4,508,347

		8,060,364

Commercial Banks (6.7%):
915,992	Akbank T.A.S.	3,601,649
476,077	Banco Bradesco SA, ADR	7,041,179
88,388	BNP Paribas SA	3,498,221
12,667,000	Industrial & Commercial Bank of China	6,123,105
314,048	Swedbank AB, A Shares	3,462,257
402,000	United Overseas Bank, Ltd.	5,175,553

		28,901,964

Commercial Services & Supplies (1.1%):
741,956	Brambles, Ltd.	4,576,556

Communications Equipment (1.2%):
517,576	Telefonaktiebolaget LM Ericsson, B Shares	4,961,565

Construction Materials (0.5%):
57,568	Lafarge SA	1,981,635

Diversified Financial Services (0.5%):
115,627	Kinnevik Investment AB, Class B	2,143,577

Diversified Telecommunication Services (0.5%):
56,310	Koninklijke KPN NV	741,214
146,528	VimpelCom, Ltd., SP ADR	1,396,412

		2,137,626

Electrical Equipment (1.5%):
225,573	ABB, Ltd.	3,853,545
51,086	Schneider Electric SA	2,750,093

		6,603,638

Electronic Equipment, Instruments & Components (2.3%):
18,469	Keyence Corp.	5,058,198
58,200	Nidec Corp.^	4,683,067

		9,741,265

Energy Equipment & Services (1.4%):

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
247,765	WorleyParsons, Ltd.	$6,181,144

Food & Staples Retailing (2.3%):
362,384	Koninklijke Ahold NV	4,260,508
985,741	Tesco plc	5,765,344

		10,025,852

Food Products (4.3%):
91,459	Danone SA	5,627,880
127,845	Nestle SA	7,030,008
30,000	Unilever NV	950,116
155,134	Unilever plc	4,859,100

		18,467,104

Health Care Equipment & Supplies (0.9%):
446,009	Smith & Nephew plc	4,009,397

Health Care Providers & Services (1.2%):
73,479	Fresenius Medical Care AG & Co. KGaA	4,977,584

Hotels, Restaurants & Leisure (1.9%):
1,034,877	Compass Group plc	8,367,494

Independent Power Producers & Energy Traders (0.7%):
627,790	International Power plc	2,973,592

Industrial Conglomerates (2.1%):
526,000	Hutchison Whampoa, Ltd.	3,893,958
851,700	Keppel Corp., Ltd.	4,990,006

		8,883,964

Insurance (1.7%):
10,162	Fairfax Financial Holdings, Ltd.	3,897,470
268,294	QBE Insurance Group, Ltd.	3,291,179

		7,188,649

Internet Software & Services (1.7%):
38,735	NHN Corp.*	7,303,541

IT Services (1.7%):
103,245	Cap Gemini SA	3,440,267
78,690	Infosys Technologies, Ltd.	3,986,648

		7,426,915

Life Sciences Tools & Services (0.0%):
376,113	Art Advanced Research Technologies, Inc.*(a)	—

Machinery (2.3%):
28,500	Fanuc, Ltd.	3,924,862
119,400	Komatsu, Ltd.	2,579,016
344,216	Volvo AB, B Shares	3,366,908

		9,870,786

Media (5.1%):
79,548	Eutelsat Communications	3,195,046
192,194	Grupo Televisa SA, SP ADR	3,534,448
667,952	Informa plc	3,396,096
51,717	Publicis Groupe	2,164,985
822,967	Reed Elsevier plc	6,268,715
367,883	WPP plc	3,392,259

		21,951,549

Metals & Mining (1.6%):
213,190	BHP Billiton, Ltd.	7,081,787

Multi-Utilities (1.0%):
928,879	Centrica plc	4,269,480

Multiline Retail (1.3%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
139,816	Next plc	$5,472,086

Office Electronics (2.0%):
186,750	Canon, Inc.	8,456,748

Oil, Gas & Consumable Fuels (7.8%):
330,759	BG Group plc	6,297,647
102,313	Canadian Natural Resources, Ltd.^	3,005,127
129,455	Cenovus Energy, Inc.^	3,987,698
401,207	OAO Gazprom, Registered shares	3,837,727
124,552	Petroleo Brasileiro SA, SP ADR^	2,580,717
186,470	Royal Dutch Shell plc, B Shares	5,791,015
207,149	Suncor Energy, Inc.	5,291,435
60,715	Total SA^	2,676,671

		33,468,037

Personal Products (0.6%):
28,243	L’Oreal SA	2,763,320

Pharmaceuticals (8.1%):
52,491	Bayer AG	2,884,378
148,324	Novartis AG, Registered Shares	8,280,636
60,352	Novo Nordisk A/S, B Shares	6,000,741
42,120	Roche Holding AG	6,778,581
144,264	Shire plc	4,497,870
176,005	Teva Pharmaceutical Industries, Ltd., SP ADR	6,550,906

		34,993,112

Road & Rail (0.8%):
52,240	Canadian National Railway Co.	3,492,141

Semiconductors & Semiconductor Equipment (1.3%):
482,904	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	5,519,593

Software (1.3%):
108,707	SAP AG	5,540,757

Specialty Retail (2.9%):
1,110,579	Kingfisher plc	4,256,521
119,600	Yamada Denki Co., Ltd.	8,352,349

		12,608,870

Textiles, Apparel & Luxury Goods (1.4%):
101,868	Adidas AG	6,145,664

Tobacco (3.6%):
159,530	British American Tobacco plc	6,760,848
259,292	Imperial Tobacco Group plc	8,755,359

		15,516,207

Wireless Telecommunication Services (3.3%):
253,784	America Movil SAB de C.V., SP ADR, Series L	5,603,551
362,500	China Mobile, Ltd.	3,535,401
1,887,954	Vodafone Group plc	4,874,758

		14,013,710

Total Common Stocks (Cost $383,256,429)		390,323,618

Preferred Stocks (0.7%):
Automobiles (0.7%):
23,645	Volkswagen AG, Preferred Shares	3,127,886

Total Preferred Stocks (Cost $4,751,302)		3,127,886

Warrant (0.0%):
Biotechnology (0.0%):

Shares or Principal Amount		Fair Value
Warrant, continued
Biotechnology, continued
10,000	Marshall Edwards, Inc., Private Equity*(a)(b)	$—

Total Warrants (Cost $—)		—

Short-Term Investment (3.0%):
$12,699,474	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	12,699,474

Total Short-Term Investment (Cost $12,699,474)		12,699,474

Unaffiliated Investment Company (7.0%):
30,286,058	Dreyfus Treasury Prime Cash Management, 0.00%(d)	30,286,058

Total Unaffiliated Investment Company (Cost $30,286,058)		30,286,058

Total Investment Securities (Cost $430,993,263)(e)—101.5%		436,437,036
Net other assets (liabilities)—(1.5)%		(6,580,568)

Net Assets—100.0%		$429,856,468

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $11,866,252.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2011. The total of all such securities represent 0.00 of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2011, these securities represent 0.00% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(d)	The rate represents the effective yield at September 30, 2011.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

As of September 30, 2011, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Deliver 751,526 British Pound in exchange for U.S. Dollar	Credit Suisse First Boston	10/5/11	$1,176,138	$1,171,724	$4,414
Deliver 282,736 Canadian Dollar in exchange for U.S. Dollar	Citibank	10/5/11	269,645	269,857	(212)
Deliver 434,760 Danish Krone in exchange for U.S. Dollar	Credit Suisse First Boston	10/5/11	78,590	78,284	306
Deliver 255,926 European Euro in exchange for U.S. Dollar	Credit Suisse First Boston	10/4/11	344,297	342,827	1,470
Deliver 424,337 European Euro in exchange for U.S. Dollar	Credit Suisse First Boston	10/5/11	570,861	568,419	2,442
Deliver 86,815 New Turkish Lira in exchange for U.S. Dollar	Credit Suisse First Boston	10/4/11	46,780	46,701	79
Deliver 1,266,115 Swedish Krona in exchange for U.S. Dollar	Credit Suisse First Boston	10/5/11	185,661	184,568	1,093
Deliver 401,679 Swiss Franc in exchange for U.S. Dollar	Credit Suisse First Boston	10/5/11	444,385	443,358	1,027

					$10,619

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Australia	5.8%
Belgium	1.8
Brazil	2.3
Canada	5.5
Denmark	1.4
France	7.2
Germany	6.2
Hong Kong	3.2
India	0.9
Israel	1.5
Japan	10.7
Mexico	3.3
Netherlands	1.4
Republic of Korea (South)	3.1
Russian Federation	0.9
Singapore	2.4
Sweden	3.3
Switzerland	8.2
Taiwan	1.3
Turkey	0.8
United Kingdom	21.3
United States	7.5

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (0.9%):
118,473	European Aeronautic Defence & Space Co. NV	$3,323,457

Auto Components (0.8%):
133,200	Bridgestone Corp.	3,021,015

Automobiles (2.6%):
99,074	Daimler AG, Registered Shares	4,387,931
623,500	Nissan Motor Co., Ltd.	5,511,458

		9,899,389

Beverages (1.7%):
40,611	Carlsberg A/S, Class B	2,409,290
52,759	Pernod Ricard SA	4,136,287

		6,545,577

Building Products (2.1%):
131,700	JS Group Corp.^	3,689,939
1,903,000	Nippon Sheet Glass Co., Ltd.^	4,251,470

		7,941,409

Capital Markets (1.9%):
144,114	Credit Suisse Group AG, Registered Shares	3,740,878
1,282,777	Man Group plc	3,317,162

		7,058,040

Chemicals (1.7%):
1,108,000	Huabao International Holdings, Ltd.	903,244
40,361	Lanxess AG	1,939,925
37,424	Solvay SA	3,520,128

		6,363,297

Commercial Banks (7.9%):
115,600	BNP Paribas SA	4,575,218
363,257	DnB NOR ASA	3,628,951
54,510	Erste Group Bank AG	1,389,251
99,614	KBC Groep NV	2,292,509
8,219,021	Lloyds Banking Group plc*	4,357,700
920,500	Mitsubishi UFJ Financial Group, Inc.	4,138,325
273,850	Standard Chartered plc	5,465,213
141,872	Sumitomo Mitsui Financial Group, Inc.	4,004,964

		29,852,131

Communications Equipment (1.1%):
426,996	Telefonaktiebolaget LM Ericsson, B Shares	4,093,251

Computers & Peripherals (1.1%):
914,000	Fujitsu, Ltd.	4,306,849

Construction & Engineering (0.5%):
57,962	Bouygues SA^	1,917,895

Consumer Finance (0.7%):
33,440	ORIX Corp.	2,606,652

Diversified Financial Services (2.2%):
81,758	Deutsche Boerse AG	4,105,094
591,203	ING Groep NV*	4,160,437

		8,265,531

Diversified Telecommunication Services (2.9%):
350,791	Koninklijke KPN NV	4,617,495
94,100	Nippon Telegraph and Telephone Corp.	4,523,686
921,418	Telecom Corp. of New Zealand, Ltd.	1,821,471

		10,962,652

Shares		Fair Value
Common Stocks, continued
Electric Utilities (2.3%):
165,558	E.ON AG	$3,610,246
162,979	GDF Suez	4,868,189

		8,478,435

Electrical Equipment (4.1%):
317,988	ABB, Ltd.	5,432,304
529,000	Mitsubishi Electric Corp.	4,686,254
99,716	Schneider Electric SA	5,367,974

		15,486,532

Electronic Equipment, Instruments & Components (1.9%):
107,300	Fujifilm Holdings Corp.^	2,491,119
684,519	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	3,108,675
673,623	Premier Farnell plc	1,614,832

		7,214,626

Food Products (2.9%):
340,493	Unilever NV	10,783,595

Gas Utilities (1.7%):
5,576,000	PT Perusahaan Gas Negara	1,660,954
1,044,160	Snam Rete Gas SpA	4,819,449

		6,480,403

Hotels, Restaurants & Leisure (3.3%):
1,362,000	Genting Singapore plc*	1,583,163
320,783	InterContinental Hotels Group plc	5,206,841
82,927	Sodexo	5,463,775

		12,253,779

Industrial Conglomerates (0.5%):
276,690	Cookson Group plc	1,854,731

Insurance (2.3%):
4,231	Dai-ichi Life Insurance Co., Ltd. (The)	4,372,390
518,501	Prudential plc	4,437,407

		8,809,797

Machinery (0.5%):
481,000	Mitsubishi Heavy Industries, Ltd.	2,023,229

Media (1.2%):
261,291	Pearson plc	4,598,533

Metals & Mining (4.0%):
199,270	First Quantum Minerals, Ltd.	2,653,509
279,334	Glencore International plc^	1,728,661
217,024	Kinross Gold Corp.	3,225,529
163,843	Rio Tinto plc	7,235,230

		14,842,929

Multi-Utilities (2.4%):
1,410,754	Centrica plc	6,484,361
169,348	Suez Environnement Co.	2,360,056

		8,844,417

Multiline Retail (1.1%):
32,059	Pinault Printemps Redoute	4,135,181

Office Electronics (1.3%):
108,400	Canon, Inc.	4,908,763

Oil, Gas & Consumable Fuels (8.6%):
448,478	BG Group plc	8,539,015
360,628	Cairn Energy plc*	1,562,730
775,200	JX Holdings, Inc.	4,352,028
470,252	Royal Dutch Shell plc, A Shares	14,599,111

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
152,504	Tullow Oil plc	$3,093,730

		32,146,614

Paper & Forest Products (1.0%):
257,578	Stora Enso OYJ, R Shares	1,503,883
192,807	UPM-Kymmene OYJ	2,170,146

		3,674,029

Personal Products (1.6%):
231,500	Hengan International Group Co., Ltd.	1,837,480
44,396	L’Oreal SA	4,343,744

		6,181,224

Pharmaceuticals (9.4%):
113,367	Bayer AG	6,229,510
391,105	GlaxoSmithKline plc	8,073,959
61,623	Novartis AG, Registered Shares	3,440,291
124,392	Sanofi-Aventis	8,166,565
168,786	Shire plc	5,262,418
108,209	Teva Pharmaceutical Industries, Ltd., SP ADR	4,027,539

		35,200,282

Professional Services (1.2%):
387,123	Experian plc	4,354,686

Real Estate Management & Development (2.3%):
1,986,000	China Overseas Land & Investment, Ltd.^	2,841,784
1,656,000	China Resources Land, Ltd.^	1,740,093
621,000	Hang Lung Properties, Ltd.	1,816,588
211,000	Sun Hung Kai Properties, Ltd.	2,390,725

		8,789,190

Road & Rail (0.7%):
42,000	East Japan Railway Co.	2,550,883

Semiconductors & Semiconductor Equipment (1.7%):
52,285	ASML Holding NV	1,816,609
6,371	Samsung Electronics Co., Ltd.	4,463,538

		6,280,147

Textiles, Apparel & Luxury Goods (1.9%):
59,465	Adidas AG	3,587,505
84,037	Cie Financiere Richemont, Class A	3,731,698

		7,319,203

Tobacco (5.0%):
260,134	British American Tobacco plc	11,024,425
1,657	Japan Tobacco, Inc.	7,732,701

		18,757,126

Trading Companies & Distributors (1.7%):
514,000	Marubeni Corp.	2,875,121
237,100	Mitsui & Co., Ltd.	3,432,683

		6,307,804

Wireless Telecommunication Services (4.4%):
792	KDDI Corp.^	5,440,932
4,299,204	Vodafone Group plc	11,100,683

		16,541,615

Total Common Stocks (Cost $464,273,537)		364,974,898

Preferred Stock (1.1%):
Automobiles (1.1%):
32,121	Volkswagen AG, Preferred Shares	4,249,136

Shares or Principal Amount		Fair Value
Preferred Stock, continued
Total Preferred Stocks (Cost $5,970,680)		4,249,136

Short-Term Investment (6.8%):
$25,632,910	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	25,632,910

Total Short-Term Investment (Cost $25,632,910)		25,632,910

Unaffiliated Investment Company (1.6%):
6,084,366	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$6,084,366

Total Unaffiliated Investment Company (Cost $6,084,366)		6,084,366

Total Investment Securities (Cost $501,961,493)(c)—106.6%		400,941,310
Net other assets (liabilities)—(6.6)%		(24,857,607)

Net Assets—100.0%		$376,083,703

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $23,233,307.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $429,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
TOPIX Index December Futures (Japanese Yen)	Long	12/8/11	14	$1,375,308	$30,046
DJ EURO STOXX 50 December Futures (Euro)	Long	12/16/11	73	2,108,374	136,749
FTSE 100 Index December Futures (British Pounds)	Long	12/16/11	23	1,825,548	(17,131)

Total					$149,664

As of September 30, 2011, the Fund’s open forward currency contracts were as follows:

Long Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive 34,416,644 Australian Dollar in exchange for U.S. Dollar	RBC Dominion Securities	12/15/11	$36,154,616	$32,987,718	$(3,166,898)
Receive 38,803,055 Hong Kong Dollar in exchange for U.S. Dollar	Barclays Investments	12/15/11	4,984,061	4,987,480	3,419
Receive 128,569,492 Japanese Yen in exchange for U.S. Dollar	Bank National of Paris	12/15/11	1,667,456	1,669,346	1,890
Receive 7,954,275 Singapore Dollar in exchange for U.S. Dollar	Bank National of Paris	12/15/11	6,576,172	6,085,366	(490,806)
Receive 52,672,126 Swedish Krona in exchange for U.S. Dollar	Barclays Investments	12/15/11	8,232,036	7,651,759	(580,277)
Receive 8,741,960 Swiss Franc in exchange for U.S. Dollar	Citigroup	12/15/11	10,156,802	9,664,843	(491,959)
Receive 4,569,540 Swiss Franc in exchange for U.S. Dollar	RBC Dominion Securities	12/15/11	5,181,913	5,051,944	(129,969)

					$(4,854,600)

Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Deliver 11,754,243 British Pound in exchange for U.S. Dollar	Barclays Investments	12/15/11	$18,809,786	$18,313,183	$496,603
Deliver 626,425 British Pound in exchange for U.S. Dollar	Citigroup	12/15/11	983,452	975,974	7,478
Deliver 670,746 British Pound in exchange for U.S. Dollar	State Street Bank	12/15/11	1,050,597	1,045,026	5,571
Deliver 7,330,428 Canadian Dollar in exchange for U.S. Dollar	RBC Dominion Securities	12/15/11	7,433,779	6,986,039	447,740
Deliver 3,478,929 European Euro in exchange for U.S. Dollar	Citigroup	12/15/11	4,886,215	4,658,760	227,455
Deliver 13,675,836 European Euro in exchange for U.S. Dollar	Citigroup	12/15/11	19,191,301	18,313,808	877,493
Deliver 3,316,112 European Euro in exchange for U.S. Dollar	RBC Dominion Securities	12/15/11	4,519,645	4,440,726	78,919
Deliver 552,088 European Euro in exchange for U.S. Dollar	Westpac Banking Corp.	12/15/11	742,030	739,321	2,709
Deliver 56,787,129 Hong Kong Dollar in exchange for U.S. Dollar	Bank National of Paris	12/15/11	7,292,356	7,299,030	(6,674)
Deliver 1,444,768 Singapore Dollar in exchange for U.S. Dollar	Barclays Investments	12/15/11	1,161,944	1,105,310	56,634
Deliver 1,008,336 Swedish Krona in exchange for U.S. Dollar	Royal Bank of Canada	12/15/11	1,148,151	1,114,786	33,365

					$2,227,293

As of September 30, 2011, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Net Unrealized Appreciation/ (Depriciation)
Canadian Dollar/ Australian Dollar	Citigroup	966,285	CAD	963,975	AUD	939,344	$936,280	$(3,064)
Canadian Dollar/ Japanese Yen	State Street Bank	995,953	CAD	73,438,586	JPY	967,070	962,706	(4,364)

								$(7,428)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Austria	0.4%
Belgium	1.5
Canada	1.6
Denmark	0.6
Finland	1.0
France	12.1
Germany	7.5
Hong Kong	3.5
Indonesia	0.4
Ireland (Republic of)	1.2
Israel	1.1
Italy	1.3
Japan	21.5
Jersey	0.5
Netherlands	6.6
New Zealand	0.5
Norway	1.0
Republic of Korea (South)	1.2
Sweden	1.1
Switzerland	4.4
Taiwan	0.8
United Kingdom	28.6
United States	1.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (2.5%):
64,925	Honeywell International, Inc.	$2,850,857
58,661	United Technologies Corp.	4,127,388

		6,978,245

Auto Components (1.7%):
179,799	Johnson Controls, Inc.	4,741,300

Automobiles (1.5%):
209,838	General Motors Co.*	4,234,531

Beverages (1.5%):
60,926	Coca-Cola Co. (The)	4,116,161

Biotechnology (2.0%):
34,013	Biogen Idec, Inc.*	3,168,311
35,299	Celgene Corp.*	2,185,714
23,077	Dendreon Corp.*^	207,693

		5,561,718

Capital Markets (2.3%):
25,562	Goldman Sachs Group, Inc. (The)	2,416,887
63,211	Invesco, Ltd.	980,403
128,605	Morgan Stanley	1,736,167
7,447	State Street Corp.	239,496
67,251	TD Ameritrade Holding Corp.^	988,926

		6,361,879

Chemicals (2.1%):
25,648	Air Products & Chemicals, Inc.	1,958,738
13,140	Dow Chemical Co. (The)^	295,124
48,235	E.I. du Pont de Nemours & Co.	1,927,953
31,667	Georgia Gulf Corp.*	437,955
21,098	Monsanto Co.	1,266,724

		5,886,494

Commercial Banks (2.8%):
17,119	Fifth Third Bancorp	172,902
21,587	Huntington Bancshares, Inc.	103,617
43,215	U.S. Bancorp^	1,017,281
265,898	Wells Fargo & Co.	6,413,460

		7,707,260

Communications Equipment (3.0%):
302,222	Cisco Systems, Inc.	4,681,419
59,844	Juniper Networks, Inc.*	1,032,907
56,866	QUALCOMM, Inc.	2,765,394

		8,479,720

Computers & Peripherals (6.5%):
39,012	Apple, Inc.*	14,870,594
46,133	EMC Corp.*	968,332
57,335	Hewlett-Packard Co.	1,287,171
22,752	NetApp, Inc.*^	772,203
8,121	SanDisk Corp.*^	327,682

		18,225,982

Construction & Engineering (0.5%):
28,202	Fluor Corp.	1,312,803

Consumer Finance (0.6%):
8,814	American Express Co.	395,749
33,442	Capital One Financial Corp.	1,325,306

		1,721,055

Diversified Financial Services (2.0%):
302,679	Bank of America Corp.	1,852,396
117,584	Citigroup, Inc.	3,012,502
3,183	CME Group, Inc.	784,291

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
		$5,649,189

Diversified Telecommunication Services (2.8%):
114,123	AT&T, Inc.	3,254,788
125,563	Verizon Communications, Inc.	4,620,718

		7,875,506

Electric Utilities (1.6%):
20,098	American Electric Power Co., Inc.	764,126
24,474	Exelon Corp.	1,042,837
36,162	NextEra Energy, Inc.	1,953,471
16,629	Northeast Utilities	559,566

		4,320,000

Electrical Equipment (1.3%):
8,733	Cooper Industries plc	402,766
79,085	Emerson Electric Co.	3,267,001

		3,669,767

Energy Equipment & Services (2.1%):
100,203	Schlumberger, Ltd.^	5,985,125

Food & Staples Retailing (0.5%):
44,807	CVS Caremark Corp.	1,504,619

Food Products (2.6%):
48,822	Campbell Soup Co.^	1,580,368
42,644	General Mills, Inc.	1,640,515
121,464	Kraft Foods, Inc., Class A	4,078,761

		7,299,644

Gas Utilities (0.1%):
8,060	AGL Resources, Inc.^	328,364

Health Care Equipment & Supplies (1.8%):
13,028	Becton, Dickinson & Co.	955,213
66,557	Covidien plc	2,935,164
32,850	St. Jude Medical, Inc.	1,188,841

		5,079,218

Health Care Providers & Services (3.1%):
74,719	Cardinal Health, Inc.	3,129,232
31,459	Humana, Inc.	2,288,013
9,610	McKesson, Inc.	698,647
52,242	UnitedHealth Group, Inc.	2,409,401

		8,525,293

Hotels, Restaurants & Leisure (1.9%):
87,226	Carnival Corp.	2,642,948
6,448	Darden Restaurants, Inc.^	275,652
10,284	Marriott International, Inc., Class A^	280,136
42,746	Yum! Brands, Inc.	2,111,225

		5,309,961

Household Durables (0.3%):
18,350	Lennar Corp.^	248,459
1,183	NVR, Inc.*	714,508

		962,967

Household Products (3.1%):
28,708	Colgate-Palmolive Co.	2,545,826
95,857	Procter & Gamble Co. (The)	6,056,245

		8,602,071

Independent Power Producers & Energy Traders (0.1%):
20,343	Calpine Corp.*	286,430

Industrial Conglomerates (1.4%):
131,110	General Electric Co.	1,998,116

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
7,141	Textron, Inc.^	$125,967
46,358	Tyco International, Ltd.	1,889,089

		4,013,172

Insurance (4.3%):
25,668	ACE, Ltd.	1,555,481
29,719	Allstate Corp. (The)	704,043
12,099	Axis Capital Holdings, Ltd.	313,848
15,874	Berkshire Hathaway, Inc., Class B*	1,127,689
4,264	Everest Re Group, Ltd.	338,476
21,240	Hartford Financial Services Group, Inc. (The)^	342,814
103,386	MetLife, Inc.	2,895,842
67,564	Prudential Financial, Inc.	3,166,049
10,249	RenaissanceRe Holdings, Ltd.	653,886
43,278	XL Group plc	813,626

		11,911,754

Internet & Catalog Retail (1.6%):
21,118	Amazon.com, Inc.*	4,566,345

Internet Software & Services (0.7%):
3,654	Google, Inc., Class A*	1,879,545

IT Services (1.7%):
25,219	Cognizant Technology Solutions Corp., Class A*	1,581,231
11,018	Genpact, Ltd.*	158,549
5,468	International Business Machines Corp.	957,064
5,040	MasterCard, Inc., Class A	1,598,487
13,038	VeriFone Systems, Inc.*^	456,591

		4,751,922

Life Sciences Tools & Services (0.1%):
7,917	Thermo Fisher Scientific, Inc.*	400,917

Machinery (1.2%):
96,517	PACCAR, Inc.^	3,264,205

Media (4.4%):
105,115	CBS Corp., Class B	2,142,243
180,941	Comcast Corp., Class A^	3,781,667
12,548	DISH Network Corp., Class A*	314,453
199,637	Time Warner, Inc.	5,983,121

		12,221,484

Metals & Mining (0.6%):
105,427	Alcoa, Inc.^	1,008,936
24,891	Freeport-McMoRan Copper & Gold, Inc.	757,931

		1,766,867

Multi-Utilities (1.8%):
33,646	CenterPoint Energy, Inc.	660,134
28,280	Dominion Resources, Inc.	1,435,776
45,807	Public Service Enterprise Group, Inc.	1,528,580
25,954	Sempra Energy	1,336,631

		4,961,121

Multiline Retail (1.4%):
14,323	Kohl’s Corp.^	703,259
65,027	Target Corp.	3,188,924

		3,892,183

Oil, Gas & Consumable Fuels (8.9%):
13,875	Anadarko Petroleum Corp.	874,819

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,957	Apache Corp.	$638,470
52,764	Chevron Corp.	4,881,725
57,619	ConocoPhillips	3,648,435
7,998	Devon Energy Corp.	443,409
12,323	EOG Resources, Inc.^	875,056
58,845	Exxon Mobil Corp.	4,273,912
28,427	Marathon Petroleum Corp.	769,235
99,454	Occidental Petroleum Corp.	7,110,961
20,710	Southwestern Energy Co.*	690,264
26,300	Williams Cos., Inc. (The)	640,142

		24,846,428

Pharmaceuticals (6.6%):
58,153	Abbott Laboratories^	2,973,944
49,724	Johnson & Johnson Co.	3,167,916
267,902	Merck & Co., Inc.	8,763,075
183,879	Pfizer, Inc.^	3,250,981
10,161	Teva Pharmaceutical Industries, Ltd., SP ADR	378,192

		18,534,108

Real Estate Investment Trusts (REITs) (0.2%):
13,385	HCP, Inc.^	469,278

Road & Rail (2.1%):
37,979	CSX Corp.	709,068
82,921	Norfolk Southern Corp.	5,059,839

		5,768,907

Semiconductors & Semiconductor Equipment (2.3%):
33,294	Altera Corp.	1,049,760
20,812	Analog Devices, Inc.^	650,375
35,095	Broadcom Corp., Class A	1,168,313
44,664	Freescale Semiconductor Holdings I, Ltd.*	492,644
42,973	Lam Research Corp.*	1,632,114
14,487	Novellus Systems, Inc.*^	394,916
34,903	Xilinx, Inc.^	957,738

		6,345,860

Software (4.9%):
7,101	Adobe Systems, Inc.*	171,631
5,346	Citrix Systems, Inc.*	291,518
311,852	Microsoft Corp.	7,761,996
192,245	Oracle Corp.^	5,525,121

		13,750,266

Specialty Retail (1.5%):
2,422	AutoZone, Inc.*	773,078
58,008	Home Depot, Inc.	1,906,723
62,612	Lowe’s Cos., Inc.	1,210,916
20,077	Staples, Inc.^	267,024

		4,157,741

Textiles, Apparel & Luxury Goods (0.9%):
18,062	Nike, Inc., Class B	1,544,481
6,815	V.F. Corp.^	828,159

		2,372,640

Tobacco (0.7%):
31,463	Philip Morris International, Inc.	1,962,662

Wireless Telecommunication Services (0.5%):
9,937	American Tower Corp., Class A*	534,611
260,635	Sprint Nextel Corp.*	792,330

		1,326,941

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued

	Total Common Stocks (Cost $275,391,808)	273,889,648

U.S. Treasury Obligation (0.7%):
$1,890,000	U.S. Treasury Note, 0.63%, 6/30/12	$1,896,502

	Total U.S. Treasury Obligation (Cost $1,896,343)	1,896,502

Short-Term Investment (8.3%):
$23,087,775	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	23,087,775

	Total Short-Term Investment (Cost $23,087,775)	23,087,775

Unaffiliated Investment Company (1.3%):
3,764,819	Dreyfus Treasury Prime Cash Management, 0.00%(b)	3,764,819

	Total Unaffiliated Investment Company (Cost $3,764,819)	3,764,819

	Total Investment Securities (Cost $304,140,745)(c)—108.4%	302,638,744
	Net other assets (liabilities)—(8.4)%	(23,560,412)

	Net Assets—100.0%	$279,078,332

Percentages indicated are based on net assets as of September 30, 2011.

SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $21,861,957.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the annualized one day yield that was in effect on September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $55,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/11	11	$643,299	$(23,999)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Bermuda	0.7%
Ireland (Republic of)	1.5
Israel	0.1
Netherlands	2.1
Panama	0.9
Switzerland	1.2
United States	93.5

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (2.1%):
75,744	United Technologies Corp.	$5,329,348

Air Freight & Logistics (0.4%):
22,213	Expeditors International of Washington, Inc.	900,737

Automobiles (0.6%):
22,170	Bayerische Motoren Werke AG (BMW)	1,468,829

Beverages (3.8%):
132,806	Diageo plc	2,526,429
82,424	Heineken NV	3,683,079
54,184	PepsiCo, Inc.	3,353,990

		9,563,498

Biotechnology (1.1%):
70,049	Gilead Sciences, Inc.*	2,717,901

Building Products (0.6%):
74,750	Owens Corning, Inc.*	1,620,580

Capital Markets (4.9%):
98,317	Bank of New York Mellon Corp.	1,827,713
18,122	BlackRock, Inc.	2,682,237
30,203	Franklin Resources, Inc.	2,888,615
35,029	Goldman Sachs Group, Inc. (The)	3,311,992
48,842	State Street Corp.	1,570,759

		12,281,316

Chemicals (2.8%):
35,860	Celanese Corp., Series A	1,166,526
24,345	Linde AG	3,246,599
28,971	Praxair, Inc.	2,708,209

		7,121,334

Commercial Banks (2.5%):
53,195	SunTrust Banks, Inc.	954,850
186,132	Wells Fargo & Co.	4,489,504
66,360	Zions Bancorp^	933,685

		6,378,039

Communications Equipment (1.5%):
239,238	Cisco Systems, Inc.	3,705,797

Computers & Peripherals (6.1%):
25,751	Apple, Inc.*	9,815,766
258,729	EMC Corp.*	5,430,722

		15,246,488

Construction & Engineering (0.9%):
48,260	Fluor Corp.	2,246,503

Consumer Finance (1.3%):
72,160	American Express Co.	3,239,984

Diversified Financial Services (2.9%):
376,758	Bank of America Corp.	2,305,759
165,620	JPMorgan Chase & Co.	4,988,474

		7,294,233

Diversified Telecommunication Services (1.2%):
105,139	AT&T, Inc.	2,998,564

Electric Utilities (0.8%):
54,129	American Electric Power Co., Inc.	2,057,985

Energy Equipment & Services (3.1%):
52,190	Cameron International Corp.*	2,167,973
59,397	Halliburton Co.	1,812,796
35,291	National-Oilwell Varco, Inc.	1,807,605

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
34,275	Schlumberger, Ltd.	$2,047,246

		7,835,620

Food Products (1.8%):
41,893	Danone SA	2,577,863
48,366	General Mills, Inc.	1,860,640

		4,438,503

Gas Utilities (0.6%):
54,778	QEP Resources, Inc.^	1,482,840

Health Care Equipment & Supplies (4.9%):
35,557	Baxter International, Inc.^	1,996,170
31,892	Becton, Dickinson & Co.	2,338,321
46,460	Covidien plc	2,048,886
82,365	Medtronic, Inc.	2,737,813
89,882	St. Jude Medical, Inc.	3,252,830

		12,374,020

Health Care Providers & Services (0.5%):
72,550	VCA Antech, Inc.*^	1,159,349

Household Products (4.6%):
27,916	Colgate-Palmolive Co.	2,475,591
95,526	Procter & Gamble Co. (The)	6,035,333
57,655	Reckitt Benckiser Group plc	2,914,504

		11,425,428

Industrial Conglomerates (1.4%):
47,920	3M Co.	3,440,177

Insurance (2.6%):
46,050	ACE, Ltd.	2,790,630
55,350	Aon Corp.	2,323,593
48,610	MetLife, Inc.	1,361,566

		6,475,789

Internet Software & Services (2.3%):
9,393	Google, Inc., Class A*	4,831,572
35,533	VeriSign, Inc.^	1,016,599

		5,848,171

IT Services (4.6%):
50,695	Accenture plc, Class A	2,670,613
15,020	International Business Machines Corp.	2,628,951
9,660	MasterCard, Inc., Class A	3,063,765
38,598	Visa, Inc., Class A	3,308,620

		11,671,949

Life Sciences Tools & Services (1.1%):
56,620	Thermo Fisher Scientific, Inc.*	2,867,237

Machinery (3.0%):
139,178	Danaher Corp.	5,837,125
33,270	Stanley Black & Decker, Inc.	1,633,557

		7,470,682

Media (3.8%):
91,840	Comcast Corp., Class A^	1,919,456
61,010	Viacom, Inc., Class B	2,363,527
171,087	Walt Disney Co. (The)	5,159,984

		9,442,967

Multi-Utilities (1.8%):
49,652	Alliant Energy Corp.	1,920,539
81,088	Wisconsin Energy Corp.	2,537,244

		4,457,783

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Multiline Retail (3.4%):
62,647	Kohl’s Corp.^	$3,075,968
16,439	Nordstrom, Inc.	750,934
96,208	Target Corp.	4,718,040

		8,544,942

Oil, Gas & Consumable Fuels (7.3%):
24,600	Apache Corp.	1,973,904
58,171	Chevron Corp.	5,381,981
28,394	EOG Resources, Inc.	2,016,258
47,111	Exxon Mobil Corp.	3,421,672
37,407	Hess Corp.	1,962,371
31,300	Kinder Morgan, Inc.^	810,357
37,652	Occidental Petroleum Corp.	2,692,118

		18,258,661

Pharmaceuticals (4.8%):
97,203	Abbott Laboratories	4,970,961
81,519	Johnson & Johnson Co.	5,193,576
50,511	Teva Pharmaceutical Industries, Ltd., SP ADR	1,880,019

		12,044,556

Road & Rail (1.1%):
42,390	Canadian National Railway Co.	2,822,326

Semiconductors & Semiconductor Equipment (1.9%):
28,927	ASML Holding NV, Registered NYS	999,139
118,891	Microchip Technology, Inc.^	3,698,699

		4,697,838

Software (3.9%):
47,320	Check Point Software Technologies, Ltd.*	2,496,603
256,685	Oracle Corp.	7,377,127

		9,873,730

Specialty Retail (1.8%):
55,620	Hennes & Mauritz AB, B Shares	1,662,220
38,603	Sherwin Williams Co.^	2,868,975

		4,531,195

Textiles, Apparel & Luxury Goods (2.2%):
18,210	LVMH Moet Hennessy Louis Vuitton SA	2,414,504
36,758	Nike, Inc., Class B	3,143,177

		5,557,681

Tobacco (1.9%):
75,974	Philip Morris International, Inc.	4,739,258

Wireless Telecommunication Services (1.3%):
61,474	American Tower Corp., Class A*	3,307,301

Total Common Stocks (Cost $242,293,208)		248,939,139

Short-Term Investment (7.7%):
$ 19,220,007	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	19,220,007

Total Short-Term Investment (Cost $19,220,007)		19,220,007

Unaffiliated Investment Company (0.7%):
1,849,446	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,849,446

Unaffiliated Investment Company, continued

Total Unaffiliated Investment Company (Cost $1,849,446)	1,849,446

Total Investment Securities (Cost $263,362,661)(c)—107.6%	270,008,592
Net other assets (liabilities)—(7.6)%	(19,168,381)

Net Assets—100.0%	$250,840,211

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
NYS	New York Shares
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $18,352,716.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

As of September 30, 2011, the Fund’s open forward currency contracts were as follows:

					Unrealized
Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Appreciation/ (Depreciation)
Deliver 166,192 British Pound in exchange for U.S. Dollar	Barclay	10/3/11	$258,982	$259,120	$(138)

					$(138)

					Unrealized
Long Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Appreciation/ (Depreciation)
Receive 95,404 European Euro in exchange for U.S. Dollar	Citibank	10/3/11	$129,331	$127,800	$(1,531)

					$(1,531)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Canada	1.1%
France	2.0
Germany	1.9
Ireland (Republic of)	1.9
Israel	1.7
Netherlands	2.7
Sweden	0.7
Switzerland	1.1
United Kingdom	2.2
United States	84.7

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (96.2%):
Aerospace & Defense (0.9%):
5,911	Alliant Techsystems, Inc.	$322,209
18,153	BE Aerospace, Inc.*	601,046
5,384	Esterline Technologies Corp.*	279,106
6,755	Triumph Group, Inc.	329,239

		1,531,600

Air Freight & Logistics (0.1%):
18,387	UTI Worldwide, Inc.	239,766

Airlines (0.3%):
6,314	Alaska Air Group, Inc.*	355,415
36,737	JetBlue Airways Corp.*	150,622

		506,037

Auto Components (1.0%):
19,470	BorgWarner, Inc.*	1,178,519
25,127	Gentex Corp.	604,304

		1,782,823

Automobiles (0.1%):
8,091	Thor Industries, Inc.^	179,216

Beverages (0.7%):
13,717	Hansen Natural Corp.*	1,197,357

Biotechnology (1.1%):
9,269	United Therapeutics Corp.*	347,495
37,006	Vertex Pharmaceuticals, Inc.*	1,648,247

		1,995,742

Building Products (0.1%):
9,509	Lennox International, Inc.	245,142

Capital Markets (1.8%):
9,162	Affiliated Managers Group, Inc.*	715,094
34,686	Apollo Investment Corp.	260,839
20,881	Eaton Vance Corp.^	465,020
5,242	Greenhill & Co., Inc.^	149,869
26,365	Jefferies Group, Inc.^	327,189
18,299	Raymond James Financial, Inc.	475,042
26,726	SEI Investments Co.	411,046
15,206	Waddell & Reed Financial, Inc., Class A	380,302

		3,184,401

Chemicals (2.5%):
16,138	Albemarle Corp.	651,975
13,930	Ashland, Inc.	614,870
11,550	Cabot Corp.	286,209
8,925	Cytec Industries, Inc.	313,624
9,415	Intrepid Potash, Inc.*^	234,151
3,270	Minerals Technologies, Inc.	161,113
1,955	NewMarket Corp.^	296,906
14,259	Olin Corp.	256,805
22,970	RPM International, Inc.	429,539
7,896	Scotts Miracle-Gro Co. (The), Class A	352,162
8,894	Sensient Technologies Corp.	289,500
16,493	Valspar Corp. (The)	514,746

		4,401,600

Commercial Banks (3.0%):
30,639	Associated Banc-Corp.	284,943
13,461	BancorpSouth, Inc.	118,188
8,429	Bank of Hawaii Corp.	306,816
14,123	Cathay General Bancorp	160,720
8,338	City National Corp.	314,843

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
13,652	Commerce Bancshares, Inc.	$474,407
10,785	Cullen/Frost Bankers, Inc.^	494,600
26,193	East West Bancorp, Inc.	390,538
19,717	FirstMerit Corp.	223,985
35,299	Fulton Financial Corp.	270,037
8,757	Hancock Holding Co.	234,512
9,700	International Bancshares Corp.	127,555
8,308	Prosperity Bancshares, Inc.	271,505
7,800	SVB Financial Group*	288,600
129,873	Synovus Financial Corp.^	138,964
28,375	TCF Financial Corp.	259,915
11,500	Trustmark Corp.	208,725
29,984	Valley National Bancorp^	317,530
13,338	Webster Financial Corp.	204,071
5,037	Westamerica Bancorp^	193,018

		5,283,472

Commercial Services & Supplies (1.7%):
8,521	Brink’s Co. (The)	198,625
8,421	Clean Harbors, Inc.*	431,997
10,021	Copart, Inc.*	392,022
18,896	Corrections Corp. of America*	428,750
9,146	Deluxe Corp.	170,116
10,568	Herman Miller, Inc.	188,744
8,232	HNI Corp.^	157,478
5,572	Mine Safety Appliances Co.	150,221
11,700	Rollins, Inc.	218,907
19,992	Waste Connections, Inc.	676,129

		3,012,989

Communications Equipment (1.1%):
11,415	ADTRAN, Inc.	302,041
17,366	Ciena Corp.*^	194,499
8,617	Plantronics, Inc.^	245,154
31,063	Polycom, Inc.*	570,627
27,693	Riverbed Technology, Inc.*	552,752

		1,865,073

Computers & Peripherals (0.6%):
11,563	Diebold, Inc.	318,098
27,930	NCR Corp.*	471,738
18,811	QLogic Corp.*	238,523

		1,028,359

Construction & Engineering (1.0%):
20,991	Aecom Technology Corp.*	370,911
6,351	Granite Construction, Inc.	119,208
26,674	KBR, Inc.	630,307
12,778	Shaw Group, Inc.*	277,794
14,208	URS Corp.*	421,409

		1,819,629

Construction Materials (0.3%):
8,026	Martin Marietta Materials, Inc.^	507,404

Containers & Packaging (1.8%):
11,834	AptarGroup, Inc.	528,625
5,535	Greif, Inc., Class A	237,396
17,664	Packaging Corp. of America	411,571
12,690	Rock-Tenn Co., Class A	617,749
8,932	Silgan Holdings, Inc.	328,162
17,552	Sonoco Products Co.	495,493
19,068	Temple-Inland, Inc.	598,163

		3,217,159

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Distributors (0.5%):
25,681	LKQ Corp.*	$620,453
5,027	Watsco, Inc.	256,880

		877,333

Diversified Consumer Services (0.9%):
11,006	Career Education Corp.*	143,628
3,600	ITT Educational Services, Inc.*^	207,288
5,280	Matthews International Corp., Class A	162,413
10,542	Regis Corp.	148,537
42,059	Service Corp. International	385,261
11,897	Sotheby’s	328,000
2,115	Strayer Education, Inc.^	162,157

		1,537,284

Diversified Financial Services (0.4%):
21,147	MSCI, Inc., Class A*	641,388

Diversified Telecommunication Services (0.2%):
26,531	TW Telecom, Inc.*	438,292

Electric Utilities (2.1%):
10,742	Cleco Corp.	366,732
21,024	DPL, Inc.	633,663
23,940	Great Plains Energy, Inc.	462,042
17,199	Hawaiian Electric Industries, Inc.	417,592
8,756	IDACORP, Inc.	330,802
41,520	NV Energy, Inc.	610,759
15,719	PNM Resources, Inc.	258,263
20,657	Westar Energy, Inc.	545,758

		3,625,611

Electrical Equipment (1.7%):
7,646	Acuity Brands, Inc.^	275,562
28,683	AMETEK, Inc.	945,678
9,282	General Cable Corp.*^	216,735
10,608	Hubbell, Inc., Class B	525,520
7,304	Regal-Beloit Corp.	331,456
9,235	Thomas & Betts Corp.*	368,569
10,805	Woodward, Inc.	296,057

		2,959,577

Electronic Equipment, Instruments & Components (2.0%):
20,432	Arrow Electronics, Inc.*	567,601
26,892	Avnet, Inc.*	701,343
28,354	Ingram Micro, Inc., Class A*	457,350
7,227	Itron, Inc.*	213,196
16,515	National Instruments Corp.	377,533
7,710	Tech Data Corp.*	333,303
21,583	Trimble Navigation, Ltd.*	724,110
27,916	Vishay Intertechnology, Inc.*	233,378

		3,607,814

Energy Equipment & Services (2.6%):
9,927	Atwood Oceanics, Inc.*	341,092
3,553	CARBO Ceramics, Inc.	364,289
14,044	Dresser-Rand Group, Inc.*	569,203
6,068	Dril-Quip, Inc.*	327,126
11,637	Exterran Holdings, Inc.*	113,112
18,855	Helix Energy Solutions Group, Inc.*	247,000
19,102	Oceaneering International, Inc.	675,065
9,018	Oil States International, Inc.*	459,196
27,744	Patterson-UTI Energy, Inc.	481,081
14,026	Superior Energy Services, Inc.*	368,042
9,135	Tidewater, Inc.^	384,127

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
7,404	Unit Corp.*	$273,356

		4,602,689

Food & Staples Retailing (0.5%):
9,628	BJ’s Wholesale Club, Inc.*	493,339
8,783	Ruddick Corp.	342,449

		835,788

Food Products (2.7%):
13,431	Corn Products International, Inc.	527,032
20,332	Flowers Foods, Inc.	395,661
22,863	Green Mountain Coffee Roasters, Inc.*	2,124,887
3,582	Lancaster Colony Corp.	218,538
9,688	Ralcorp Holdings, Inc.*	743,166
29,231	Smithfield Foods, Inc.*	570,005
4,305	Tootsie Roll Industries, Inc.^	103,837

		4,683,126

Gas Utilities (2.1%):
13,991	AGL Resources, Inc.	569,993
15,904	Atmos Energy Corp.	516,085
12,689	Energen Corp.	518,853
14,553	National Fuel Gas Co.	708,440
31,213	Questar Corp.	552,782
19,657	UGI Corp.	516,390
9,024	WGL Holdings, Inc.	352,568

		3,735,111

Health Care Equipment & Supplies (3.2%):
8,508	Cooper Cos., Inc. (The)	673,408
8,442	Gen-Probe, Inc.*	483,305
11,170	Hill-Rom Holdings, Inc.	335,323
46,031	Hologic, Inc.*	700,132
10,093	IDEXX Laboratories, Inc.*	696,114
11,099	Kinetic Concepts, Inc.*	731,313
10,772	Masimo Corp.	233,214
26,913	ResMed, Inc.*	774,825
10,466	STERIS Corp.	306,340
7,275	Teleflex, Inc.	391,177
10,682	Thoratec Corp.*	348,660

		5,673,811

Health Care Providers & Services (3.5%):
8,737	AMERIGROUP Corp.*	340,830
8,763	Catalyst Health Solutions, Inc.*	505,538
16,636	Community Health Systems, Inc.*	276,823
44,672	Health Management Associates, Inc., Class A*	309,130
15,940	Health Net, Inc.*	377,937
16,416	Henry Schein, Inc.*	1,017,956
9,530	Kindred Healthcare, Inc.*	82,149
9,296	LifePoint Hospitals, Inc.*	340,606
16,696	Lincare Holdings, Inc.^	375,660
8,697	MEDNAX, Inc.*	544,780
20,412	Omnicare, Inc.	519,077
11,255	Owens & Minor, Inc.	320,542
17,193	Universal Health Services, Inc., Class B	584,562
15,415	VCA Antech, Inc.*	246,332
7,509	WellCare Health Plans, Inc.*	285,192

		6,127,114

Health Care Technology (0.3%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
33,490	Allscripts Healthcare Solutions, Inc.*	$603,490

Hotels, Restaurants & Leisure (1.4%):
7,954	Bally Technologies, Inc.*	214,599
5,497	Bob Evans Farms, Inc.	156,774
14,981	Brinker International, Inc.	313,402
10,364	Cheesecake Factory, Inc. (The)*	255,473
5,057	International Speedway Corp., Class A	115,502
7,574	Life Time Fitness, Inc.*^	279,102
5,354	Panera Bread Co., Class A*^	556,495
10,971	Scientific Games Corp.*	78,114
53,478	Wendy’s Co. (The)	245,464
9,933	WMS Industries, Inc.*	174,721

		2,389,646

Household Durables (1.4%):
7,362	American Greetings Corp., Class A^	136,197
12,653	KB Home^	74,147
6,944	M.D.C. Holdings, Inc.	117,631
10,185	Mohawk Industries, Inc.*	437,038
965	NVR, Inc.*	582,841
7,913	Ryland Group, Inc. (The)	84,273
25,788	Toll Brothers, Inc.*	372,121
10,766	Tupperware Brands Corp.	578,565

		2,382,813

Household Products (1.3%):
14,053	Aaron’s, Inc.	354,838
25,501	Church & Dwight Co., Inc.	1,127,144
12,263	Energizer Holdings, Inc.*	814,754

		2,296,736

Industrial Conglomerates (0.2%):
11,049	Carlisle Cos., Inc.	352,242

Insurance (4.1%):
13,994	American Financial Group, Inc.	434,794
20,069	Arthur J. Gallagher & Co.	527,815
12,543	Aspen Insurance Holdings, Ltd.	288,991
20,643	Brown & Brown, Inc.	367,445
19,042	CoreLogic, Inc.*	203,178
9,556	Everest Re Group, Ltd.	758,555
39,301	Fidelity National Financial, Inc., Class A	596,589
18,852	First American Financial Corp.	241,306
8,121	Hanover Insurance Group, Inc. (The)	288,295
19,539	HCC Insurance Holdings, Inc.	528,530
9,000	Kemper Corp.	215,640
6,485	Mercury General Corp.	248,700
44,918	Old Republic International Corp.^	400,669
15,277	Protective Life Corp.	238,779
13,010	Reinsurance Group of America, Inc.	597,809
7,829	StanCorp Financial Group, Inc.	215,846
11,000	Transatlantic Holdings, Inc.	533,720
20,446	W.R. Berkley Corp.^	607,042

		7,293,703

Internet Software & Services (1.1%):
19,105	AOL, Inc.*	229,260
7,190	Digital River, Inc.*	149,049
8,355	Equinix, Inc.*	742,175
18,361	Rackspace Hosting, Inc.*^	626,844
14,851	ValueClick, Inc.*^	231,081

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
		$1,978,409

IT Services (2.4%):
14,832	Acxiom Corp.*	157,812
8,980	Alliance Data Systems Corp.*^	832,446
21,725	Broadridge Financial Solutions, Inc.	437,541
21,069	Convergys Corp.*	197,627
6,372	DST Systems, Inc.	279,285
17,211	Gartner, Inc.*	600,148
14,095	Global Payments, Inc.	569,297
15,424	Lender Processing Services, Inc.	211,155
4,118	ManTech International Corp., Class A^	129,223
9,101	NeuStar, Inc., Class A*	228,799
18,284	VeriFone Systems, Inc.*	640,306

		4,283,639

Leisure Equipment & Products (0.4%):
43,476	Eastman Kodak Co.*^	33,916
12,280	Polaris Industries, Inc.	613,631

		647,547

Life Sciences Tools & Services (1.6%):
3,457	Bio-Rad Laboratories, Inc., Class A*	313,792
9,156	Charles River Laboratories International, Inc.*	262,045
10,681	Covance, Inc.*	485,451
5,657	Mettler-Toledo International, Inc.*	791,754
19,935	Pharmaceutical Product Development, Inc.	511,532
6,538	Techne Corp.	444,649

		2,809,223

Machinery (4.3%):
17,186	AGCO Corp.*	594,120
8,718	Crane Co.	311,145
13,435	Donaldson Co., Inc.	736,238
9,203	Gardner Denver, Inc.	584,851
10,683	Graco, Inc.	364,718
14,266	Harsco Corp.	276,618
14,593	IDEX Corp.	454,718
14,404	Kennametal, Inc.	471,587
14,854	Lincoln Electric Holdings, Inc.	430,914
10,591	Nordson Corp.	420,886
16,149	Oshkosh Corp.*	254,185
17,327	Pentair, Inc.	554,637
8,981	SPX Corp.	406,929
19,480	Terex Corp.*	199,865
15,053	Timken Co.	494,039
14,077	Trinity Industries, Inc.	301,389
4,015	Valmont Industries, Inc.	312,929
8,502	Wabtec Corp.	449,501

		7,619,269

Marine (0.6%):
7,369	Alexander & Baldwin, Inc.	269,190
8,746	Huntington Ingalls Industries, Inc.*	212,790
9,792	Kirby Corp.*	515,451

		997,431

Media (0.9%):
10,138	AMC Networks, Inc., Class A*	323,909
12,766	DreamWorks Animation SKG, Inc., Class A*^	232,086

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
8,485	John Wiley & Sons, Inc.	$376,904
10,542	Lamar Advertising Co.*^	179,530
6,539	Meredith Corp.^	148,043
21,880	New York Times Co. (The), Class A*	127,123
4,564	Scholastic Corp.	127,929
8,368	Valassis Communications, Inc.*^	156,816

		1,672,340

Metals & Mining (1.1%):
7,755	Carpenter Technology Corp.	348,122
20,850	Commercial Metals Co.	198,284
5,790	Compass Minerals International, Inc.	386,656
13,174	Reliance Steel & Aluminum Co.	448,048
38,463	Steel Dynamics, Inc.	381,553
10,026	Worthington Industries, Inc.	140,063

		1,902,726

Multi-Utilities (2.1%):
19,526	Alliant Energy Corp.	755,266
7,197	Black Hills Corp.	220,516
33,232	MDU Resources Group, Inc.	637,722
18,231	NSTAR	816,931
17,231	OGE Energy Corp.	823,469
14,394	Vectren Corp.	389,790

		3,643,694

Multiline Retail (1.2%):
8,552	99 Cents Only Stores*	157,528
21,673	Dollar Tree, Inc.*	1,627,859
29,325	Saks, Inc.*^	256,594

		2,041,981

Office Electronics (0.2%):
9,655	Zebra Technologies Corp., Class A*	298,726

Oil, Gas & Consumable Fuels (3.3%):
37,376	Arch Coal, Inc.	544,942
8,539	Bill Barrett Corp.*	309,453
15,053	Cimarex Energy Co.	838,452
8,295	Comstock Resources, Inc.*	128,241
20,553	Forest Oil Corp.*	295,963
37,380	HollyFrontier Corp.	980,104
11,318	Northern Oil & Gas, Inc.*^	219,456
4,796	Overseas Shipholding Group, Inc.^	65,897
16,446	Patriot Coal Corp.*^	139,133
24,819	Plains Exploration & Production Co.*	563,639
21,515	Quicksilver Resources, Inc.*^	163,084
11,198	SM Energy Co.	679,159
21,946	Southern Union Co.	890,349

		5,817,872

Paper & Forest Products (0.3%):
7,224	Domtar Corp.	492,460
24,139	Louisiana-Pacific Corp.*	123,109

		615,569

Pharmaceuticals (1.5%):
20,516	Endo Pharmaceuticals Holdings, Inc.*	574,243
11,312	Medicis Pharmaceutical Corp., Class A	412,661
16,507	Perrigo Co.	1,602,995

		2,589,899

Professional Services (0.9%):

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
6,329	Corporate Executive Board Co. (The)	$188,604
7,545	FTI Consulting, Inc.*^	277,731
8,552	Korn/Ferry International*	104,249
14,472	Manpower, Inc.	486,549
9,383	Towers Watson & Co., Class A	560,916

		1,618,049

Real Estate Investment Trusts (REITs) (8.1%):
10,871	Alexandria Real Estate Equities, Inc.	667,371
12,408	American Campus Communities, Inc.	461,702
13,321	BRE Properties, Inc.	564,011
12,677	Camden Property Trust	700,531
12,958	Corporate Office Properties Trust	282,225
18,238	Cousins Properties, Inc.	106,692
44,482	Duke Realty Corp.	467,061
10,818	Equity One, Inc.^	171,573
5,813	Essex Property Trust, Inc.^	697,793
11,182	Federal Realty Investment Trust	921,509
12,683	Highwoods Properties, Inc.	358,422
8,328	Home Properties, Inc.	472,697
21,737	Hospitality Properties Trust	461,477
20,286	Liberty Property Trust	590,525
23,479	Macerich Co. (The)	1,000,910
15,311	Mack-Cali Realty Corp.	409,569
18,514	OMEGA Healthcare Investors, Inc.	294,928
7,274	Potlatch Corp.	229,277
21,418	Rayonier, Inc.	787,968
22,323	Realty Income Corp.	719,694
15,825	Regency Centers Corp.	559,097
27,339	Senior Housing Properties Trust	588,882
15,214	SL Green Realty Corp.^	884,694
10,323	Taubman Centers, Inc.	519,350
38,552	UDR, Inc.	853,541
21,261	Weingarten Realty Investors^	450,095

		14,221,594

Real Estate Management & Development (0.2%):
7,752	Jones Lang LaSalle, Inc.	401,631

Road & Rail (1.3%):
9,950	Con-way, Inc.	220,193
16,496	J.B. Hunt Transport Services, Inc.	595,836
19,507	Kansas City Southern Industries, Inc.*	974,570
8,450	Landstar System, Inc.	334,282
7,893	Werner Enterprises, Inc.^	164,411

		2,289,292

Semiconductors & Semiconductor Equipment (3.2%):
82,917	Atmel Corp.*	669,140
20,341	Cree, Inc.*^	528,459
30,667	Cypress Semiconductor Corp.	459,085
22,632	Fairchild Semiconductor International, Inc.*	244,426
26,040	Integrated Device Technology, Inc.*	134,106
12,496	International Rectifier Corp.*	232,676
22,594	Intersil Corp., Class A^	232,492
21,910	Lam Research Corp.*	832,142
49,430	RF Micro Devices, Inc.*^	313,386
11,703	Semtech Corp.*	246,933
7,993	Silicon Laboratories, Inc.*	267,845
32,774	Skyworks Solutions, Inc.*	587,966
Semiconductors & Semiconductor Equipment, continued

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

		Fair Value
Common Stocks, continued
13,273	Varian Semiconductor Equipment Associates, Inc.*	$811,644

		5,560,300

Software (4.5%):
5,981	ACI Worldwide, Inc.*	164,717
5,985	Advent Software, Inc.*	124,787
16,383	Ansys, Inc.*	803,422
47,364	Cadence Design Systems, Inc.*	437,643
8,284	Concur Technologies, Inc.*^	308,331
8,122	FactSet Research Systems, Inc.	722,614
7,119	Fair Isaac Corp.	155,408
19,002	Informatica Corp.*	778,132
15,204	Jack Henry & Associates, Inc.	440,612
16,576	Mentor Graphics Corp.*	159,461
14,278	Micros Systems, Inc.*	626,947
20,915	Parametric Technology Corp.*	321,673
10,598	Quest Software, Inc.*	168,296
19,875	Rovi Corp.*	854,228
12,436	Solera Holdings, Inc.	628,018
25,820	Synopsys, Inc.*	628,975
28,467	TIBCO Software, Inc.*	637,376

		7,960,640

Specialty Retail (3.5%):
13,097	Advance Auto Parts, Inc.	760,936
14,473	Aeropostale, Inc.*	156,453
34,328	American Eagle Outfitters, Inc.	402,324
7,766	Barnes & Noble, Inc.^	91,872
31,032	Chico’s FAS, Inc.^	354,696
10,752	Collective Brands, Inc.*	139,346
17,170	Dick’s Sporting Goods, Inc.*	574,508
27,086	Foot Locker, Inc.	544,158
11,933	Guess?, Inc.	339,971
51,860	Office Depot, Inc.*	106,831
19,957	PetSmart, Inc.	851,166
17,533	RadioShack Corp.^	203,733
11,296	Rent-A-Center, Inc.	310,075
12,716	Tractor Supply Co.	795,386
18,482	Williams-Sonoma, Inc.	569,061

		6,200,516

Textiles, Apparel & Luxury Goods (2.2%):
9,436	Ann, Inc.*	215,518
12,162	Ascena Retail Group, Inc.*	329,225
6,809	Deckers Outdoor Corp.*	635,007
9,437	Fossil, Inc.*	764,963
17,360	Hanesbrands, Inc.*	434,174
9,496	J. Crew Group, Inc.*(a)	—
11,853	PVH Corp.	690,319
6,531	Under Armour, Inc., Class A*^	433,724
7,750	Warnaco Group, Inc. (The)*	357,198

		3,860,128

Thrifts & Mortgage Finance (1.0%):
15,149	Astoria Financial Corp.	116,496
52,378	First Niagara Financial Group, Inc.	479,259
76,963	New York Community Bancorp, Inc.^	915,860
19,814	Washington Federal, Inc.	252,430

		1,764,045

Tobacco (0.1%):
4,065	Universal Corp.	145,771

Shares or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors (0.5%):
8,289	GATX Corp.	$256,876
8,330	MSC Industrial Direct Co., Inc., Class A	470,312
11,496	United Rentals, Inc.*	193,593

		920,781

Water Utilities (0.3%):
24,335	Aqua America, Inc.	524,906

Wireless Telecommunication Services (0.2%):
16,481	Telephone and Data Systems, Inc.	350,221

Total Common Stocks (Cost $176,631,757)		169,397,536

Short-Term Investment (7.5%):
$13,156,570	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	13,156,570

Total Short-Term Investment (Cost $6,182,120)		13,156,570

Unaffiliated Investment Company (3.5%):
6,182,120	Dreyfus Treasury Prime Cash Management, 0.00%(c)	6,182,120

Total Unaffiliated Investment Company (Cost $6,182,120)		6,182,120

Total Investment Securities (Cost $195,970,447)(d)—107.2%		188,736,226
Net other assets (liabilities)—(7.2)%		(12,642,956)

Net Assets—100.0%		$176,093,270

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $12,326,557.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(c)	The rate represents the effective yield at September 30, 2011.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $540,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini December Futures	Long	12/16/11	86	$7,090,724	$(392,184)

Securities Sold Short (-0.0)%

Security Description	Shares	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Lone Pine Resources, Inc.	(11,509)	$(76,308)	$(75,959)	$349

		$(76,308)	$(75,959)	$349

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (36.3%):
Commercial Banks (32.5%):
$15,000,000	Bank of Montreal, 0.31%, 10/26/11(a)	$15,000,000
5,000,000	Bank of Montreal, 0.25%, 11/14/11	5,000,000
15,000,000	Bank of Nova Scotia, NY, 0.25%, 12/21/11	15,000,000
12,500,000	BNP Paribas Finance, Inc., 0.35%, 10/5/11	12,500,000
6,000,000	Deutsche Bank, NY, 0.31%, 10/3/11	6,000,000
8,880,000	Lloyds TSB Bank plc, NY, 0.44%, 11/14/11(a)	8,880,000
15,000,000	Mizuho Corporate Bank, NY, 0.30%, 11/4/11	15,000,000
20,000,000	National Australia Bank, NY, 0.32%, 10/12/11(a)	20,000,000
10,000,000	Nordea Bank Finland, NY, 0.24%, 11/3/11	10,000,000
35,000,000	Norinchukin Bank, NY, 0.19%, 10/3/11	35,000,000
11,500,000	Rabobank Nederland NV, NY, 0.34%, 10/5/11	11,500,000
15,500,000	Rabobank Nederland NV, NY, 0.43%, 3/1/12	15,500,000
8,000,000	Royal Bank of Canada, NY, 0.26%, 10/3/11(a)	8,000,000
5,000,000	Royal Bank of Canada, NY, 0.26%, 10/11/11(a)	5,000,000
11,000,000	Royal Bank of Canada, NY, 0.26%, 10/11/11(a)	11,000,000
8,000,000	Royal Bank of Canada, NY, 0.32%, 11/30/11(a)	8,000,000
11,000,000	Royal Bank of Scotland CT, 0.45%, 12/19/11	11,000,000
2,000,000	Societe Generale, NY, 0.26%, 11/21/11(a)	2,000,000
1,500,000	Societe Generale, NY, 0.37%, 11/21/11(a)	1,500,000
10,000,000	Sumitomo Mitsui Bank, NY, 0.26%, 10/12/11	10,000,000
40,000,000	Sumitomo Trust & Bank, NY, 0.16%, 10/6/11	40,000,000
10,000,000	Svenska Handelsbanken, NY, 0.33%, 1/9/12	10,000,000
4,500,000	Toronto-Dominion Bank, NY, 0.31%, 10/12/11(a)	4,500,000
5,000,000	Toronto-Dominion Bank, NY, 0.25%, 11/14/11	5,000,000
8,000,000	Westpac Banking Corp., NY, 0.30%, 10/6/11(a)	8,000,000
8,000,000	Westpac Banking Corp., NY, 0.32%, 10/6/11(a)	7,999,836
13,000,000	Westpac Banking Corp., NY, 0.27%, 10/18/11(a)	13,000,000

		314,379,836

Diversified Financial Services (3.8%):
5,000,000	Credit Suisse, NY, 0.29%, 11/10/11	5,000,000
10,000,000	Credit Suisse, NY, 0.40%, 1/26/12	10,000,000
18,000,000	UBS AG Stamford CT, 0.31%, 10/7/11(a)	18,000,000

Principal Amount		Fair Value
Certificates of Deposit, continued
Diversified Financial Services, continued
$4,000,000	UBS AG Stamford CT, 0.27%, 10/16/11(a)	$4,000,000

		37,000,000

Total Certificates of Deposit (Cost $351,379,836)		351,379,836

Commercial Paper (36.9%):
Commercial Banks (3.4%):
24,037,000	Natixis US Finance Co., 0.21%, 10/3/11(b)	24,036,720
9,050,000	Nordea North America, Inc., 0.38%, 1/20/12(b)	9,039,396

		33,076,116

Consumer Finance (2.1%):
20,000,000	Mont Blanc Capital Corp., 0.35%, 10/31/11(b)(c)	19,994,167

Diversified Financial Services (31.4%):
25,000,000	Argento Variable Funding LLC, 0.26%, 10/17/11(b)(c)	24,997,111
20,000,000	ASB Finance, Ltd., 0.32%, 12/12/11(b)(c)	19,987,200
25,000,000	Barclays US Funding LLC, 0.06%, 10/3/11(b)	24,999,917
10,000,000	Credit Suisse, NY, 0.20%, 10/4/11(b)	9,999,833
15,000,000	Fairway Finance Corp., 0.24%, 10/6/11(a)(c)	15,000,000
15,000,000	Fairway Finance Corp., 0.26%, 10/9/11(a)(c)	15,000,000
15,000,000	Gotham Funding Corp., 0.23%, 10/11/11(b)(c)	14,999,062
5,500,000	ING Funding LLC, 0.30%, 11/10/11(b)	5,498,167
9,000,000	Kells Funding LLC, 0.33%, 11/15/11(a)(c)	9,000,000
5,000,000	Kells Funding LLC, 0.37%, 12/1/11(a)(c)	5,000,000
6,000,000	Kells Funding LLC, 0.37%, 12/8/11(a)(c)	6,000,000
5,000,000	MetLife Short Term Funding LLC, 0.24%, 10/3/11(b)(c)	4,999,933
10,000,000	Nieuw Amsterdam Receivables Corp., 0.20%, 10/6/11(b)(c)	9,999,722
15,000,000	Nieuw Amsterdam Receivables Corp., 0.25%, 11/1/11(b)(c)	14,996,771
10,000,000	Nieuw Amsterdam Receivables Corp., 0.32%, 12/9/11(b)(c)	9,993,867
30,000,000	Old Line Funding LLC, 0.25%, 11/1/11(b)(c)	29,993,542
5,000,000	Regency Markets No 1 LLC, 0.21%, 10/17/11(b)(c)	4,999,533
15,000,000	Regency Markets No 1 LLC, 0.23%, 10/20/11(b)(c)	14,998,179
20,000,000	Solitaire Funding LLC, 0.22%, 10/6/11(b)(c)	19,999,389
18,000,000	Solitaire Funding LLC, 0.23%, 10/11/11(b)(c)	17,998,817
10,000,000	Solitaire Funding LLC, 0.29%, 11/7/11(b)(c)	9,997,019

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Principal Amount		Fair Value
Commercial Paper, continued
Diversified Financial Services, continued
$15,000,000	Thunder Bay Funding LLC, 0.25%, 11/1/11(b)(c)	$14,996,771

		303,454,833

Total Commercial Paper (Cost $356,525,116)		356,525,116

Municipal Bonds (10.2%):
California (5.8%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.10%, 10/7/11, LOC: JPMorgan Chase Bank(a)	16,500,000
10,800,000	California Housing Finance Agency Revenue, Series E, 0.15%, 10/7/11, AMT(a)	10,800,000
7,800,000	California Housing Finance Agency Revenue, Series E-1, 0.12%, 10/7/11, AMT(a)	7,800,000
11,000,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.15%, 10/7/11, LIQ FAC: Fannie Mae, AMT(a)	11,000,000
10,000,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.13%, 10/7/11, LIQ FAC: Fannie Mae(a)	10,000,000

		56,100,000

New York (2.6%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.14%, 10/7/11, LIQ FAC: Fannie Mae, AMT(a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.14%, 10/7/11, LIQ FAC: Fannie Mae(a)	15,000,000

		25,000,000

Pennsylvania (1.8%):
17,320,000	Pennsylvania Housing Finance Agency Revenue, Series 86B, 0.13%, 10/7/11, GO of Agency, LOC: Freddie Mac, Fannie Mae, AMT(a)	17,320,000

Total Municipal Bonds (Cost $98,420,000)		98,420,000

U.S. Government Agency Mortgages (11.4%):
Federal Home Loan Mortgage Corporation (10.0%)
7,000,000	0.29%, 10/1/11 (a)	6,997,280
5,000,000	0.16%, 10/2/11, MTN (a)	4,996,698
8,500,000	0.19%, 10/3/11 (a)	8,498,252
36,300,000	0.17%, 10/13/11 (a)	36,257,017
9,000,000	0.19%, 10/29/11 (a)	8,998,892
10,000,000	0.15%, 2/15/12 (b)	9,994,291
5,000,000	0.51%, 4/3/12 (b)	4,996,146
10,000,000	0.15%, 4/4/12 (b)	9,992,250
6,000,000	1.13%, 4/25/12	6,032,292

Shares or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued

		96,763,118

Federal National Mortgage Association (1.4%)
$4,500,000	0.26%, 10/20/11 (a)	$4,498,887
9,000,000	0.22%, 10/26/11 (a)	8,998,527

		13,497,414

Total U.S. Government Agency Mortgages (Cost $110,260,532)		110,260,532

U.S. Treasury Obligations (5.2%):
U.S. Treasury Notes (1.0%)
10,000,000	1.00%, 10/31/11	10,007,316
10,000,000	4.63%, 10/31/11	10,035,689
30,000,000	0.75%, 11/30/11	30,027,064

Total U.S. Treasury Obligations (Cost $50,070,069)		50,070,069

Unaffiliated Investment Company (0.0%):
1,473	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,473

Total Unaffiliated Investment Company (Cost $1,473)		1,473

Total Investment Securities (Cost $966,657,026)(d)—100.0%		966,657,026
Net other assets (liabilities)—0.0%		175,125

Net Assets—100.0%		$966,832,151

Percentages indicated are based on net assets as of September 30, 2011.

AMT	Subject to alternative minimum tax
GO	General Obligation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MTN	Medium Term Note
(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	The rate represents the effective yield at September 30, 2011.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Diversified Real Estate Activities (22.0%):
852,973	Beni Stabili SpA	$449,524
37,100	BR Properties SA	334,581
942,000	Capitaland, Ltd.	1,756,472
75,000	City Developments, Ltd.	544,553
472,000	Hang Lung Properties, Ltd.	1,380,724
285,113	Henderson Land Development Co., Ltd.	1,264,861
565,803	Kerry Properties, Ltd.	1,779,471
376,000	Mitsubishi Estate Co., Ltd.	6,086,827
320,000	Mitsui Fudosan Co., Ltd.	5,066,016
269,026	New World Development Co., Ltd.	252,721
193,000	Sumitomo Realty & Development Co., Ltd.	3,709,593
803,584	Sun Hung Kai Properties, Ltd.	9,104,969
482,035	Wharf Holdings, Ltd. (The)	2,343,302

		34,073,614

Diversified REIT’s (9.4%):
175,572	British Land Co. plc	1,296,424
114,940	Cousins Properties, Inc.	672,399
655,270	Dexus Property Group	516,743
6,519	Fonciere des Regions SA	454,710
3,943	Gecina SA	345,286
522,825	GPT Group	1,562,142
6,945	ICADE	542,261
201,089	Land Securities Group plc	2,002,702
5,839	Liberty Property Trust^	169,973
616,907	Mirvac Group	672,977
5,982	PS Business Parks, Inc.^	296,348
49,340	Retail Opportunity Investments Corp.^	546,687
16,398	Shaftesbury plc	118,693
514,506	Stockland Trust Group	1,430,834
45,741	Vornado Realty Trust	3,413,193
4,358	Wereldhave NV	306,272
24,640	Winthrop Realty Trust	214,122

		14,561,766

Health Care Providers & Services (0.4%):
38,388	Assisted Living Concepts, Inc., Class A	486,376
19,005	Capital Senior Living Corp.*	117,261

		603,637

Hotels, Resorts & Cruise Lines (2.5%):
100,248	Starwood Hotels & Resorts Worldwide, Inc.	3,891,627

Industrial REIT’s (1.0%):
106,040	DCT Industrial Trust, Inc.^	465,516
1,077,860	Macquarie Goodman Group(a)	589,618
161,597	SERGO plc	551,674

		1,606,808

Mortgage REIT’s (0.4%):
10,860	CreXus Investment Corp.	96,437
34,160	Starwood Property Trust, Inc.^	586,185

		682,622

Office REIT’s (6.0%):
43,246	Alstria Office AG	501,661
1,129	Befimmo SCA Sicafi	84,677
34,049	Boston Properties, Inc.	3,033,766
179,000	CapitaCommercial Trust	135,660

Shares		Fair Value
Common Stocks, continued
Office REIT’s, continued
423	Cofinimmo SA	$49,788
257,142	Commonwealth Property Office Fund	221,006
19,954	CommonWealth REIT	378,527
11,770	Coresite Realty Corp.	168,899
20,213	Derwent Valley Holdings plc	451,936
1,930	Digital Realty Trust, Inc.^	106,459
9,080	Douglas Emmett, Inc.^	155,268
58,323	Great Portland Estates plc	307,879
28,040	Hudson Pacific Properties, Inc.	326,105
89	Japan Real Estate Investment Corp.	868,407
39,774	Mack-Cali Realty Corp.^	1,063,954
97	Nippon Building Fund, Inc.	1,002,912
1,360	Parkway Properties, Inc.	14,974
2,080	Societe de la Tour Eiffel	118,080
2,457	Societe Immobiliere de Locationpour l'Industrie et le Commerce	236,735

		9,226,693

Real Estate Investment Trusts (REIT’s) (2.0%):
12,745	BioMed Realty Trust, Inc.^	211,185
127,000	CapitaMalls Asia, Ltd.	115,983
14,510	Health Care REIT, Inc.^	679,068
920	Lexington Corporate Properties Trust^	6,017
8,170	OMEGA Healthcare Investors, Inc.^	130,148
814,974	Westfield Retail Trust	1,890,156

		3,032,557

Real Estate Management & Development (5.2%):
312,000	Agile Property Holdings, Ltd.^	198,227
30,696	Atrium European Real Estate, Ltd.	147,327
2,485,087	BGP Holdings plc*(b)(c)	—
1,995,120	China Overseas Land & Investment, Ltd.^	2,854,834
1,841,000	China Resources Land, Ltd.^	1,934,487
4,173	Conwert Immobilien Invest AG	50,309
12,956	Fabege AB	97,873
1,491,300	Guangzhou R&F Properties Co., Ltd.^	1,074,837
9,500	Iguatemi Empresa de Shopping Centers SA	157,449
251,181	Keppel Land, Ltd.	490,863
161,000	KWG Property Holding, Ltd.^	58,490
26,798	Norwegian Property ASA	35,737
195,684	Sino Land Co., Ltd.	258,852
228,092	ST Modwen Properties plc	415,521
28,500	Swire Pacific, Ltd., Class A	292,656

		8,067,462

Real Estate Operating Companies (13.3%):
20,933	Atrium Ljungberg AB, B Shares	199,905
20,800	BR Malls Participacoes SA	208,498
5,324	Brookfield Office Properties Canada	111,247
135,369	Brookfield Properties Corp.^	1,864,031
49,380	Capital & Counties Properties plc	128,871
428,900	Capital & Regional plc*	235,573
8,589	Castellum AB	104,665
58,368	Citycon Oyj	199,365
4,295	Deutsche Euroshop AG	144,432
40,373	Development Securities plc	118,936
192,050	Forest City Enterprises, Inc., Class A*^	2,047,253

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
226,967	General Growth Properties, Inc.	$2,746,301
73,000	Global Logistic Properties, Ltd.*	91,613
251,370	Grainger Trust plc	338,253
1,028,500	Hongkong Land Holdings, Ltd.	4,553,480
61,693	Hufvudstaden AB	597,370
461,148	Hysan Development Co., Ltd.^	1,384,068
336,612	LXB Retail Properties plc*	527,129
190	NTT Urban Development Corp.	137,962
35,353	Prime Office REIT AG*	210,455
60,808	Prologis, Inc.	1,474,594
13,331	PSP Swiss Property AG	1,196,565
416,406	Quintain Estates & Development plc*	259,484
284,785	Safestore Holdings, Ltd.	452,015
75,486	Sponda Oyj	283,816
12,450	STAG Industrial, Inc.^	126,990
3,318	Swiss Prime Site AG	267,263
217,330	Unite Group plc*	557,913

		20,568,047

Residential REIT’s (8.5%):
56,104	Apartment Investment & Management Co., Class A^	1,241,020
20,198	AvalonBay Communities, Inc.^	2,303,582
16,884	Boardwalk REIT	776,509
10,040	BRE Properties, Inc.^	425,094
18,337	Camden Property Trust	1,013,303
21,838	Equity Lifestyle Properties, Inc.	1,369,242
118,001	Equity Residential Property Trust	6,120,712

		13,249,462

Retail REIT’s (19.3%):
42,216	Acadia Realty Trust^	789,439
4,932	Calloway REIT	121,134
66,000	CapitaMall Trust	91,671
547,137	CFS Retail Property Trust	917,524
21,889	Corio NV	1,007,216
22,417	Eurocommercial Properties NV	860,466
12,240	Federal Realty Investment Trust^	1,008,698
257,963	Hammerson plc	1,505,455
11,310	Kite Realty Group Trust	41,395
36,995	Klepierre^	1,037,419
115,090	Liberty International plc	584,611
2,932	Mercialys SA^	104,422
147,913	Metric Property Investments plc	229,566
85,241	Regency Centers Corp.^	3,011,565
82,410	RioCan^	2,045,304
75,364	Simon Property Group, Inc.	8,288,533
202,000	Suntec REIT	176,754
19,386	Unibail	3,454,633
618,382	Westfield Group	4,577,405

		29,853,210

Specialized REIT’s (8.5%):
42,150	Ashford Hospitality Trust	295,893
135,146	Big Yellow Group plc	501,702
30,210	Extendicare REIT	202,727
73,382	HCP, Inc.^	2,572,773
97,746	Healthcare Realty Trust, Inc.	1,647,020
348,255	Host Hotels & Resorts, Inc.	3,809,910
21,998	Public Storage, Inc.	2,449,477
63,874	Senior Housing Properties Trust	1,375,846
8,687	Sovran Self Storage, Inc.	322,896

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialized REIT’s, continued
		13,178,244

Total Common Stocks (Cost $148,349,045)		152,595,749

Short-Term Investment (15.4%):
$23,906,326	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	23,906,326

Total Short-Term Investment (Cost $23,906,326)		23,906,326

Unaffiliated Investment Company (1.1%):
1,635,768	Dreyfus Treasury Prime Cash Management, 0.00%(e)	$1,635,768

Total Unaffiliated Investment Company (Cost $1,635,768)		1,635,768

Total Investment Securities (Cost $173,891,139)(f)—115.0%		178,137,843
Net other assets (liabilities)—(15.0)%		(23,270,966)

Net Assets—100.0%		$154,866,877

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $22,391,521.
(a)	All or a portion of the security was purchased on a “when-issued” basis. The cost of securities was $63,795.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2011. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2011, these securities represent 0.00% of the net assets of the Fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(e)	The rate represents the effective yield at September 30, 2011.
(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

As of September 30, 2011, the Fund's open forward currency contracts were as follows:

Long Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive 65,217 Australian Dollar in exchange for U.S. Dollar	Credit Suisse	10/5/11	$63,828	$63,054	$(774)
Receive 58,695 European Euro in exchange for U.S. Dollar	Westpac Banking Corp	10/3/11	79,331	78,625	(706)

					$(1,480)

Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Deliver 67,204 Australian Dollar in exchange for U.S. Dollar	State Street	10/4/11	$65,356	$64,984	$372
Deliver 5,001,884 Japanese Yen in exchange for U.S. Dollar	Credit Suisse	10/4/11	65,316	64,871	445

					$817

As of September 30, 2011, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold	Contract Value	Fair Value	Net Unrealized Appreciation/ (Depriciation)
European Euro/British Pound	State Street EUR	$864	GBP	$749	$1,158	$1,147	$(11)

							$(11)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Australia	8.0%
Austria	—	^
Belgium	0.1
Belize	0.2
Bermuda	3.0
Brazil	0.2
Canada	3.3
Finland	0.3
France	4.1
Germany	0.6
Hong Kong	15.7
Italy	0.3
Japan	10.9
Jersey	0.1
Netherlands	1.4
Norway	—	^
Singapore	2.2
Sweden	0.6
Switzerland	0.9
United Kingdom	6.9
United States	41.2

	100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (94.5%):
Air Freight & Logistics (3.4%):
72,717	C.H. Robinson Worldwide, Inc.^	$4,978,933
185,768	Expeditors International of Washington, Inc.^	7,532,892

		12,511,825

Capital Markets (0.5%):
66,344	Greenhill & Co., Inc.^	1,896,775

Chemicals (2.5%):
192,699	Intrepid Potash, Inc.*^	4,792,424
127,135	Rockwood Holdings, Inc.*	4,283,178

		9,075,602

Commercial Services & Supplies (2.7%):
281,968	Covanta Holding Corp.^	4,283,094
71,205	Stericycle, Inc.*^	5,747,668

		10,030,762

Communications Equipment (4.0%):
350,989	Motorola Solutions, Inc.	14,706,439

Construction Materials (1.0%):
54,914	Martin Marietta Materials, Inc.^	3,471,663

Diversified Consumer Services (3.5%):
163,455	New Oriental Education & Technology Group, Inc., SP ADR*	3,754,561
704,830	Qualicorp SA*	5,261,381
65,485	Weight Watchers International, Inc.^	3,814,501

		12,830,443

Diversified Financial Services (5.3%):
44,840	IntercontinentalExchange, Inc.*^	5,302,778
208,998	Leucadia National Corp.^	4,740,075
313,303	MSCI, Inc., Class A*^	9,502,480

		19,545,333

Electric Utilities (1.0%):
151,780	Brookfield Infrastructure Partners LP	3,694,325

Health Care Equipment & Supplies (8.4%):
107,016	Gen-Probe, Inc.*^	6,126,666
79,183	IDEXX Laboratories, Inc.*^	5,461,251
31,309	Intuitive Surgical, Inc.*^	11,405,243
211,588	Ironwood Pharmaceuticals, Inc.*^	2,285,150
146,989	Valeant Pharmaceuticals International, Inc.	5,456,232

		30,734,542

Health Care Technology (1.1%):
66,935	Athenahealth, Inc.*^	3,985,979

Hotels, Restaurants & Leisure (8.5%):
17,913	Chipotle Mexican Grill, Inc.*^	5,426,743
157,624	Ctrip.com International, Ltd., SP ADR*^	5,069,188
170,452	Dunkin’ Brands Group, Inc.*^	4,721,520
523,058	Edenred	12,434,378
3,461,500	Sun Art Retail Group, Ltd.*^	3,563,885

		31,215,714

Internet & Catalog Retail (3.5%):
106,248	Groupon, Inc.*(a)(b)	6,799,872
53,030	Netflix, Inc.*^	6,000,875

		12,800,747

Internet Software & Services (6.0%):
205,573	Akamai Technologies, Inc.*	4,086,791
1,946,000	Alibaba.com, Ltd.^	1,795,914

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
62,045	LinkedIn Corp., Class A*^	$4,844,473
293,160	Renren, Inc., ADR*^	1,495,116
326,609	Yandex NV, Class A*^	6,666,090
193,938	Youku.com, Inc., SP ADR*^	3,172,826

		22,061,210

IT Services (1.5%):
158,990	Gartner, Inc.*^	5,543,981

Life Sciences Tools & Services (3.4%):
181,694	Illumina, Inc.*^	7,434,918
73,062	Techne Corp.^	4,968,947

		12,403,865

Machinery (1.7%):
56,486	Schindler Holding AG	6,050,068

Media (3.1%):
142,901	McGraw-Hill Cos., Inc. (The)	5,858,941
95,317	Morningstar, Inc.^	5,379,692

		11,238,633

Metals & Mining (1.8%):
1,437,005	Lynas Corp., Ltd.*^	1,451,939
160,922	Molycorp, Inc.*^	5,289,506

		6,741,445

Multiline Retail (1.7%):
82,605	Dollar Tree, Inc.*^	6,204,462

Oil, Gas & Consumable Fuels (3.4%):
126,569	Range Resources Corp.^	7,399,224
184,116	Ultra Petroleum Corp.*	5,103,695

		12,502,919

Personal Products (3.5%):
141,116	Mead Johnson Nutrition Co., Class A	9,713,014
180,395	Natura Cosmeticos SA	3,071,370

		12,784,384

Professional Services (5.5%):
72,020	IHS, Inc., Class A*^	5,387,816
215,830	Intertek Group plc	6,187,415
252,792	Verisk Analytics, Inc., Class A*	8,789,578

		20,364,809

Semiconductors & Semiconductor Equipment (1.5%):
70,434	First Solar, Inc.*^	4,452,133
85,318	NVIDIA Corp.*^	1,066,475

		5,518,608

Software (10.7%):
240,029	ARM Holdings plc, SP ADR	6,120,740
48,426	Citrix Systems, Inc.*^	2,640,670
63,555	FactSet Research Systems, Inc.	5,654,488
215,154	Red Hat, Inc.*^	9,092,408
64,626	Salesforce.com, Inc.*^	7,385,459
167,387	Solera Holdings, Inc.^	8,453,043

		39,346,808

Textiles, Apparel & Luxury Goods (1.3%):
101,241	Lululemon Athletica, Inc.*^	4,925,375

Trading Companies & Distributors (2.8%):
307,213	Fastenal Co.^	10,224,049

Wireless Telecommunication Services (1.2%):
Wireless Telecommunication Services, continued

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
44,369	Millicom International Cellular SA, SDR	$4,445,572

Total Common Stocks (Cost $320,532,874)		350,128,600

Private Placement (1.5%):
Transportation Infrastructure (0.6%):
682,027	Better Place LLC(a)(b)	2,046,081

Internet Software & Services (0.9%):
233,248	Zynga, Inc.*(a)(b)	3,272,263

Total Private Placement (Cost $5,318,344)		5,318,344

Short-Term Investment (27.5%):
101,060,794	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	101,060,794

Total Short-Term Investment (Cost $101,060,794)		101,060,794

Unaffiliated Investment Company (3.9%):
14,498,621	Dreyfus Treasury Prime Cash Management, 0.00%(d)	14,498,621

	Total Unaffiliated Investment Company (Cost $14,498,621)	14,498,621

	Total Investment Securities (Cost $441,410,633)(e)—127.4%	467,734,096
	Net other assets (liabilities)—(27.4)%	(100,464,395)

	Net Assets—100.0%	$367,269,701

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $95,490,935.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of September 30, 2011 are identified below:

Morgan Stanley Mid Cap Growth

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Better Place LLC	1/25/10	$2,046,081	682,027	$2,046,081	0.56%
Groupon, Inc.	12/16/2010	$3,356,374	106,248	$6,799,872	1.85%
Zynga, Inc.	2/28/2011	$3,272,263	233,248	$3,272,263	0.89%

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2011. The total of all such securities represent 3.30% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(d)	The rate represents the effective yield at September 30, 2011.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

As of September 30, 2011, the Fund's open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Deliver 145,448 Australian Dollar in exchange for U.S. Dollar	State Street Bank & Trust	10/4/11	$142,598	$140,644	$1,954
Deliver 192,466 British Pound in exchange for U.S. Dollar	State Street Bank & Trust	10/3/11	300,196	300,086	110
Deliver 734,804 European Euro in exchange for U.S. Dollar	UBS Warburg	10/3/11	997,276	984,321	12,955
Deliver 1,236,442 Swedish Krona in exchange for U.S. Dollar	State Street Bank & Trust	10/3/11	181,779	180,261	1,518
Deliver 244,964 Swiss Franc in exchange for U.S. Dollar	State Street Bank & Trust	10/3/11	272,566	270,369	2,197

					$18,734

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Australia	0.4%
Bermuda	1.0
Brazil	2.3
Canada	4.2
Cayman Islands	3.7
China	1.5
France	3.4
Luxembourg	1.2
Netherlands	1.8
Switzerland	1.6
United Kingdom	3.4
United States	75.5

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (96.8%):
Aerospace & Defense (1.8%):
90,750	BAE Systems plc, SP ADR	$1,484,670

Airlines (1.7%):
883,000	Cathay Pacific Airways, Ltd.	1,419,585

Automobiles (4.0%):
27,100	Fuji Heavy Industries, Ltd., ADR	1,589,957
24,600	PSA Peugeot Citroen SA	523,339
80,500	Tata Motors, Ltd., SP ADR^	1,238,090

		3,351,386

Beverages (3.1%):
24,900	Diageo plc, SP ADR^	1,890,657
17,100	Heineken NV	764,106

		2,654,763

Building Products (1.1%):
96,500	Asahi Glass Co., Ltd., ADR	933,155

Capital Markets (1.4%):
46,100	Credit Suisse Group AG, Registered Shares	1,196,653

Chemicals (3.9%):
23,800	Agrium, Inc.^	1,586,508
43,500	Nitto Denko Corp., ADR^	1,703,460

		3,289,968

Commercial Banks (11.3%):
82,400	Australia & New Zealand Banking Group, Ltd., SP ADR	1,530,992
95,200	Banco Bradesco SA, ADR	1,408,008
48,400	Barclays plc, SP ADR	473,352
1,317,000	Mizuho Financial Group, Inc.^	1,902,687
24,500	Toronto-Dominion Bank (The)	1,738,275
63,000	United Overseas Bank, Ltd., SP ADR	1,597,680
33,775	Woori Finance Holdings Co., Ltd., ADR	855,859

		9,506,853

Diversified Telecommunication Services (5.1%):
140,900	France Telecom SA, SP ADR^	2,306,533
103,500	Tele Norte Leste Participacoes SA, SP ADR^	986,355
67,400	Telstra Corp., Ltd., SP ADR	1,011,000

		4,303,888

Electric Utilities (2.7%):
123,600	CIA Paranaense de Energia, SP ADR	2,250,756

Electronic Equipment, Instruments & Components (2.4%):
399,800	Hitachi, Ltd.^	1,989,012

Energy Equipment & Services (1.1%):
32,500	Seadrill, Ltd.	900,643

Food & Staples Retailing (1.7%):
24,900	Delhaize Group, SP ADR	1,455,156

Food Products (2.3%):
62,100	Unilever plc, SP ADR	1,936,899

Independent Power Producers & Energy Traders (0.1%):
6,550	Huaneng Power International, Inc., SP ADR	110,236

Industrial Conglomerates (1.0%):
46,200	Koc Holding AS, ADR	852,852

Insurance (6.5%):
55,100	Axis Capital Holdings, Ltd.	1,429,294
62,600	Manulife Financial Corp.^	709,258
15,400	RenaissanceRe Holdings, Ltd.	982,520

Shares		Fair Value
Common Stocks, continued
Insurance, continued
112,900	Zurich Financial Services AG, SP ADR^	$2,369,771

		5,490,843

Marine (1.3%):
210,800	Nippon Yusen Kabushiki Kaisha, SP ADR^	1,113,024

Media (2.2%):
169,700	Reed Elsevier NV	1,855,509

Metals & Mining (6.3%):
17,800	POSCO, SP ADR	1,352,978
31,200	Rio Tinto plc, SP ADR^	1,375,296
31,300	Vale SA, SP ADR	713,640
137,500	Yamana Gold, Inc.	1,878,250

		5,320,164

Multiline Retail (0.8%):
75,250	Marks & Spencer Group plc, SP ADR	721,647

Oil, Gas & Consumable Fuels (11.7%):
987,950	China Petroleum & Chemical Corp. (Sinopec), H Shares	951,524
43,500	Nexen, Inc.	673,815
28,700	Petroleo Brasileiro SA, ADR	644,315
44,400	Royal Dutch Shell plc, ADR	2,731,488
61,700	Sasol, Ltd., SP ADR	2,505,020
77,700	Statoil ASA, SP ADR^	1,674,435
34,700	Yanzhou Coal Mining Co., Ltd., SP ADR^	732,170

		9,912,767

Paper & Forest Products (1.9%):
129,600	Svenska Cellulosa AB, SP ADR^	1,574,640

Pharmaceuticals (6.3%):
62,600	AstraZeneca plc, SP ADR^	2,776,936
26,900	Sanofi-Aventis	1,766,035
20,000	Teva Pharmaceutical Industries, Ltd., SP ADR	744,400

		5,287,371

Semiconductors & Semiconductor Equipment (2.3%):
28,500	ASML Holding NV	990,215
85,700	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	979,551

		1,969,766

Software (1.0%):
55,400	Sage Group plc (The), ADR	878,090

Tobacco (2.6%):
63,900	Imperial Tobacco Group plc	2,157,673

Trading Companies & Distributors (2.1%):
6,100	Mitsui & Co., Ltd., SP ADR	1,755,885

Water Utilities (4.0%):
73,200	Companhia de Saneamento Basico do Estado de Sao Paulo, SP ADR^	3,392,820

Wireless Telecommunication Services (3.1%):
170	KDDI Corp.	1,167,877
103,300	SK Telecom Co., Ltd., ADR	1,453,431

		2,621,308

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Contracts		Fair Value
Common Stocks, continued
Total Common Stocks (Cost $91,164,745)		81,687,982

Short-Term Investment (18.9%):
$15,940,664	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	15,940,664

Total Short-Term Investment (Cost $15,940,664)		15,940,664

Unaffiliated Investment Company (2.7%):
2,310,748	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$2,310,748

Total Unaffiliated Investment Company (Cost $2,310,748)		2,310,748

Total Investment Securities (Cost $109,416,157)(c)—118.4%		99,939,394
Net other assets (liabilities)—(18.4)%		(15,562,336)

Net Assets—100.0%		$84,377,058

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $15,059,669.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Australia	3.0%
Belgium	1.7
Bermuda	3.9
Brazil	11.2
Canada	7.8
China	1.3
France	5.5
Hong Kong	1.7
India	1.5
Israel	0.9
Japan	14.5
Netherlands	4.3
Norway	2.0
Republic of Korea (South)	4.4
Singapore	1.9
South Africa	3.0
Sweden	1.9
Switzerland	4.2
Taiwan	1.2
Turkey	1.0
United Kingdom	19.5
United States	3.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Aerospace & Defense (3.3%):
35	Alliant Techsystems, Inc.	$1,908
1,499	BE Aerospace, Inc.*	49,632
10,693	Boeing Co. (The)	647,033
834	Goodrich Corp.	100,647
12,851	Honeywell International, Inc.	564,287
4,081	Lockheed Martin Corp.^	296,444
2,343	Precision Castparts Corp.	364,243
2,539	Rockwell Collins, Inc.^	133,958
381	Spirit AeroSystems Holdings, Inc., Class A*	6,077
818	TransDigm Group, Inc.*	66,806
14,138	United Technologies Corp.	994,750

		3,225,785

Air Freight & Logistics (1.2%):
2,714	C.H. Robinson Worldwide, Inc.^	185,828
3,495	Expeditors International of Washington, Inc.	141,722
289	FedEx Corp.^	19,559
11,997	United Parcel Service, Inc., Class B	757,611
1,459	UTI Worldwide, Inc.	19,025

		1,123,745

Airlines (0.2%):
2,472	AMR Corp.*^	7,317
398	Copa Holdings SA, Class A	24,385
8,300	Delta Air Lines, Inc.*	62,250
2,197	Southwest Airlines Co.	17,664
4,586	United Continental Holdings, Inc.*^	88,877

		200,493

Auto Components (0.5%):
1,771	BorgWarner, Inc.*	107,199
2,331	Gentex Corp.	56,060
3,997	Goodyear Tire & Rubber Co.*	40,330
2,784	Johnson Controls, Inc.	73,414
2,266	O’Reilly Automotive, Inc.*	150,983
907	Tesla Motors, Inc.*^	22,122
45	Visteon Corp.*	1,935
1,102	WABCO Holdings, Inc.*	41,722

		493,765

Automobiles (0.5%):
34,134	Ford Motor Co.*	330,076
3,891	Harley-Davidson, Inc.	133,578

		463,654

Beverages (4.3%):
1,416	Brown-Forman Corp., Class B	99,318
32,259	Coca-Cola Co. (The)	2,179,418
4,026	Coca-Cola Enterprises, Inc.	100,167
3,648	Dr Pepper Snapple Group, Inc.	141,469
1,137	Hansen Natural Corp.*	99,249
25,810	PepsiCo, Inc.	1,597,639

		4,217,260

Biotechnology (2.1%):
3,010	Alexion Pharmaceuticals, Inc.*	192,821
2,062	Amylin Pharmaceuticals, Inc.*	19,032
3,946	Biogen Idec, Inc.*	367,570
1,827	BioMarin Pharmaceutical, Inc.*	58,226
7,557	Celgene Corp.*	467,929
2,298	Dendreon Corp.*^	20,682
12,852	Gilead Sciences, Inc.*	498,658

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,172	Human Genome Sciences, Inc.*^	$40,253
1,351	Myriad Genetics, Inc.*^	25,318
1,214	Pharmasset, Inc.*	99,997
1,190	Regeneron Pharmaceuticals, Inc.*^	69,258
815	United Therapeutics Corp.*	30,554
3,002	Vertex Pharmaceuticals, Inc.*	133,709

		2,024,007

Building Products (0.1%):
23	Armstrong World Industries, Inc.	792
841	Lennox International, Inc.	21,681
5,984	Masco Corp.	42,606

		65,079

Capital Markets (1.0%):
607	Affiliated Managers Group, Inc.*	47,376
685	BlackRock, Inc.	101,387
17,105	Charles Schwab Corp. (The)^	192,773
1,988	Eaton Vance Corp.^	44,273
1,154	Federated Investors, Inc.^	20,230
2,368	Franklin Resources, Inc.	226,475
457	Greenhill & Co., Inc.^	13,066
1,811	Lazard, Ltd., Class A	38,212
455	LPL Investment Holdings, Inc.*^	11,566
2,447	SEI Investments Co.	37,635
4,251	T. Rowe Price Group, Inc.	203,070
3,573	TD Ameritrade Holding Corp.^	52,541
1,459	Waddell & Reed Financial, Inc., Class A	36,490

		1,025,094

Chemicals (3.5%):
3,460	Air Products & Chemicals, Inc.	264,240
1,278	Airgas, Inc.	81,562
1,490	Albemarle Corp.	60,196
2,526	Celanese Corp., Series A	82,171
983	CF Industries Holdings, Inc.	121,292
15,165	E.I. du Pont de Nemours & Co.	606,145
1,150	Eastman Chemical Co.	78,810
3,801	Ecolab, Inc.^	185,831
1,165	FMC Corp.	80,571
594	Huntsman Corp.	5,744
1,312	International Flavor & Fragrances, Inc.	73,761
825	Intrepid Potash, Inc.*^	20,518
56	KAR Auction Services, Inc.*	678
344	Kronos Worldwide, Inc.	5,532
336	LyondellBasell Industries NV, Class A	8,209
8,752	Monsanto Co.	525,470
4,500	Mosaic Co. (The)	220,365
2,009	Nalco Holding Co.	70,275
2,592	PPG Industries, Inc.	183,151
4,954	Praxair, Inc.	463,100
1,060	Rockwood Holdings, Inc.*	35,711
619	Scotts Miracle-Gro Co. (The), Class A^	27,607
2,010	Sigma Aldrich Corp.	124,198
1,928	Solutia, Inc.*	24,775
163	Valspar Corp. (The)	5,087
1,114	W. R. Grace & Co.*	37,096
66	Westlake Chemical Corp.^	2,262

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
		3,394,357

Commercial Banks (0.1%):
5,670	Wells Fargo & Co.	$136,760

Commercial Services & Supplies (0.3%):
122	Avery Dennison Corp.	3,060
913	Copart, Inc.*	35,717
148	Covanta Holding Corp.	2,248
2,924	Iron Mountain, Inc.^	92,457
1,388	Stericycle, Inc.*	112,039
1,625	Waste Connections, Inc.	54,957

		300,478

Communications Equipment (1.8%):
900	Acme Packet, Inc.*^	38,331
1,497	Ciena Corp.*^	16,766
1,312	F5 Networks, Inc.*	93,218
539	Harris Corp.^	18,418
3,808	JDS Uniphase Corp.*	37,966
8,750	Juniper Networks, Inc.*	151,025
2,887	Polycom, Inc.*	53,034
27,261	QUALCOMM, Inc.	1,325,702
2,522	Riverbed Technology, Inc.*	50,339

		1,784,799

Computers & Peripherals (7.1%):
15,099	Apple, Inc.*	5,755,437
19,698	Dell, Inc.*	278,726
33,598	EMC Corp.*	705,222
145	Fusion-io, Inc.	2,755
2,110	NCR Corp.*	35,638
6,018	NetApp, Inc.*	204,251
1,347	QLogic Corp.*	17,080

		6,999,109

Construction & Engineering (0.2%):
842	Aecom Technology Corp.*	14,878
910	Chicago Bridge & Iron Co. NV	26,053
2,869	Fluor Corp.	133,552
164	KBR, Inc.	3,876

		178,359

Construction Materials (0.0%):
337	Martin Marietta Materials, Inc.^	21,305

Consumer Finance (0.5%):
10,380	American Express Co.	466,062
852	Discover Financial Services	19,545

		485,607

Containers & Packaging (0.3%):
2,717	Ball Corp.	84,282
2,526	Crown Holdings, Inc.*	77,321
1,556	Packaging Corp. of America	36,255
1,131	Rock-Tenn Co., Class A	55,057
780	Silgan Holdings, Inc.^	28,657
444	Temple-Inland, Inc.	13,928

		295,500

Distributors (0.1%):
726	Genuine Parts Co.	36,881
2,382	LKQ Corp.*	57,549

		94,430

Diversified Consumer Services (0.2%):
1,966	Apollo Group, Inc., Class A*	77,873

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
161	Booz Allen Hamilton Holding Corp.*	$2,394
913	DeVry, Inc.	33,745
3,015	H&R Block, Inc.^	40,130
479	ITT Educational Services, Inc.*^	27,581
457	Weight Watchers International, Inc.^	26,620

		208,343

Diversified Financial Services (0.4%):
831	CBOE Holdings, Inc.	20,334
234	FleetCor Technologies, Inc.*	6,145
349	Green Dot Corp., Class A*	10,931
1,210	IntercontinentalExchange, Inc.*	143,095
3,223	Moody’s Corp.^	98,140
1,969	MSCI, Inc., Class A*	59,720
271	NASDAQ OMX Group, Inc. (The)*	6,271
1,275	NYSE Euronext	29,631

		374,267

Diversified Telecommunication Services (0.5%):
2,181	TW Telecom, Inc.*^	36,030
10,441	Verizon Communications, Inc.	384,229
4,621	Windstream Corp.^	53,881

		474,140

Electric Utilities (0.1%):
833	ITC Holdings Corp.	64,499

Electrical Equipment (1.0%):
2,602	AMETEK, Inc.	85,788
1,754	Cooper Industries plc	80,895
12,274	Emerson Electric Co.	507,039
427	General Cable Corp.*^	9,970
131	GrafTech International, Ltd.*	1,664
658	Polypore International, Inc.*^	37,190
2,378	Rockwell Automation, Inc.	133,168
1,551	Roper Industries, Inc.	106,879
206	Thomas & Betts Corp.*	8,222

		970,815

Electronic Equipment, Instruments & Components (0.4%):
2,848	Amphenol Corp., Class A^	116,113
282	Arrow Electronics, Inc.*	7,834
831	Dolby Laboratories, Inc., Class A*^	22,803
2,607	FLIR Systems, Inc.^	65,305
434	IPG Photonics Corp.*	18,853
2,640	Jabil Circuit, Inc.	46,965
1,431	National Instruments Corp.^	32,713
2,004	Trimble Navigation, Ltd.*	67,234

		377,820

Energy Equipment & Services (2.6%):
256	Atwood Oceanics, Inc.*	8,796
2,848	Baker Hughes, Inc.	131,464
2,977	Cameron International Corp.*	123,665
324	CARBO Ceramics, Inc.^	33,220
745	Core Laboratories NV^	66,923
512	Diamond Offshore Drilling, Inc.^	28,027
1,303	Dresser-Rand Group, Inc.*^	52,811
3,949	FMC Technologies, Inc.*	148,482
14,942	Halliburton Co.	456,030
1,439	Helmerich & Payne, Inc.^	58,423
1,772	Oceaneering International, Inc.	62,622
727	Oil States International, Inc.*	37,019
271	Patterson-UTI Energy, Inc.	4,699

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
332	Rowan Cos., Inc.*	$10,023
676	RPC, Inc.^	11,032
22,157	Schlumberger, Ltd.	1,323,438
1,345	Superior Energy Services, Inc.*	35,293
53	Tidewater, Inc.^	2,229

		2,594,196

Food & Staples Retailing (2.8%):
85	BJ’s Wholesale Club, Inc.*	4,355
7,133	Costco Wholesale Corp.	585,762
7,457	Kroger Co. (The)	163,756
9,529	SYSCO Corp.	246,801
22,021	Wal-Mart Stores, Inc.	1,142,890
14,112	Walgreen Co.	464,144
2,536	Whole Foods Market, Inc.	165,626

		2,773,334

Food Products (1.4%):
640	Bunge, Ltd.	37,305
2,199	Campbell Soup Co.^	71,182
813	ConAgra Foods, Inc.	19,691
1,036	Corn Products International, Inc.	40,653
1,892	Flowers Foods, Inc.^	36,818
7,861	General Mills, Inc.	302,413
2,011	Green Mountain Coffee Roasters, Inc.*^	186,902
3,088	H.J. Heinz Co.^	155,882
1,833	Hershey Co.	108,587
1,149	Hormel Foods Corp.	31,046
3,766	Kellogg Co.	200,313
1,480	McCormick & Co.	68,317
7,999	Sara Lee Corp.	130,784

		1,389,893

Gas Utilities (0.1%):
875	EQT Corp.	46,690
190	National Fuel Gas Co.^	9,249
127	ONEOK, Inc.	8,387
2,257	QEP Resources, Inc.^	61,097

		125,423

Health Care Equipment & Supplies (2.9%):
8,383	Baxter International, Inc.	470,622
3,572	Becton, Dickinson & Co.	261,899
1,385	C.R. Bard, Inc.	121,243
1,103	CareFusion Corp.*	26,417
197	Cooper Cos., Inc. (The)	15,593
4,335	Covidien plc	191,174
905	DENTSPLY International, Inc.^	27,774
1,887	Edwards Lifesciences Corp.*	134,505
769	Gen-Probe, Inc.*	44,025
902	Hill-Rom Holdings, Inc.^	27,078
935	IDEXX Laboratories, Inc.*^	64,487
642	Intuitive Surgical, Inc.*	233,868
819	Kinetic Concepts, Inc.*	53,964
15,081	Medtronic, Inc.	501,292
2,503	ResMed, Inc.*^	72,061
938	Sirona Dental Systems, Inc.*	39,781
5,384	St. Jude Medical, Inc.	194,847
5,120	Stryker Corp.	241,306
907	Thoratec Corp.*	29,604
1,895	Varian Medical Systems, Inc.*^	98,843

		2,850,383

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (1.9%):
460	AMERIGROUP Corp.*	$17,945
4,494	AmerisourceBergen Corp.	167,491
1,336	Brookdale Senior Living, Inc.*	16,753
2,892	Cardinal Health, Inc.	121,117
715	Catalyst Health Solutions, Inc.*	41,248
1,544	DaVita, Inc.*	96,762
25	Emdeon, Inc., Class A*	470
7,972	Express Scripts, Inc.*	295,522
1,274	HCA Holdings, Inc.*	25,684
4,325	Health Management Associates, Inc., Class A*	29,929
797	Henry Schein, Inc.*	49,422
1,651	Laboratory Corp. of America Holdings*^	130,512
1,493	Lincare Holdings, Inc.^	33,592
4,117	McKesson, Inc.	299,306
6,529	Medco Health Solutions, Inc.*	306,145
786	MEDNAX, Inc.*	49,235
647	Patterson Companies, Inc.	18,524
2,336	Quest Diagnostics, Inc.	115,305
424	Tenet Healthcare Corp.*	1,751
1,475	Universal Health Services, Inc., Class B	50,150

		1,866,863

Health Care Technology (0.3%):
2,551	Allscripts Healthcare Solutions, Inc.*	45,969
2,334	Cerner Corp.*	159,926
1,010	SXC Health Solutions Corp.*	56,257

		262,152

Hotels, Restaurants & Leisure (3.5%):
633	Bally Technologies, Inc.*^	17,078
1,233	Brinker International, Inc.^	25,794
511	Chipotle Mexican Grill, Inc.*	154,807
37	Choice Hotels International, Inc.^	1,100
2,206	Darden Restaurants, Inc.^	94,307
361	Dunkin’ Brands Group, Inc.*	10,000
64	Hyatt Hotels Corp., Class A*	2,008
2,599	International Game Technology	37,763
6,405	Las Vegas Sands Corp.*	245,568
4,587	Marriott International, Inc., Class A^	124,950
16,942	McDonald’s Corp.	1,487,846
1,228	MGM Resorts International*^	11,408
474	Panera Bread Co., Class A*^	49,268
1,187	Royal Caribbean Cruises, Ltd.^	25,687
12,241	Starbucks Corp.	456,467
3,216	Starwood Hotels & Resorts Worldwide, Inc.	124,845
1,300	Wynn Resorts, Ltd.	149,604
7,603	Yum! Brands, Inc.	375,512

		3,394,012

Household Durables (0.2%):
118	Garmin, Ltd.^	3,749
727	Harman International Industries, Inc.	20,778
1,816	Leggett & Platt, Inc.^	35,938
1,118	Tempur-Pedic International, Inc.*	58,818
1,019	Tupperware Brands Corp.	54,761

		174,044

Household Products (1.4%):
920	Aaron’s, Inc.	23,230

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
1,352	Church & Dwight Co., Inc.	$59,759
122	Clorox Co. (The)	8,092
7,201	Colgate-Palmolive Co.	638,585
5,620	Kimberly-Clark Corp.	399,076
3,063	Procter & Gamble Co. (The)	193,520

		1,322,262

Industrial Conglomerates (0.8%):
10,245	3M Co.	735,489
88	Carlisle Cos., Inc.	2,805
3,447	McDermott International, Inc.*	37,090
253	Textron, Inc.^	4,463

		779,847

Insurance (0.0%):
436	Erie Indemnity Co., Class A	31,034
176	Validus Holdings, Ltd.	4,386

		35,420

Internet & Catalog Retail (1.8%):
5,934	Amazon.com, Inc.*	1,283,109
1,857	Expedia, Inc.^	47,818
87	HomeAway, Inc.	2,925
868	Netflix, Inc.*^	98,223
810	Priceline.com, Inc.*	364,062

		1,796,137

Internet Software & Services (2.8%):
2,774	Akamai Technologies, Inc.*	55,147
10,276	eBay, Inc.*	303,039
766	Equinix, Inc.*^	68,044
4,109	Google, Inc., Class A*	2,113,587
142	LinkedIn Corp., Class A*^	11,087
1,683	Rackspace Hosting, Inc.*	57,458
2,751	VeriSign, Inc.^	78,706
655	VistaPrint NV*	17,705
985	WebMD Health Corp., Class A*	29,698

		2,734,471

IT Services (6.5%):
10,543	Accenture plc, Class A	555,405
834	Alliance Data Systems Corp.*^	77,312
8,160	Automatic Data Processing, Inc.	384,744
1,919	Broadridge Financial Solutions, Inc.	38,649
4,968	Cognizant Technology Solutions Corp., Class A*	311,494
81	DST Systems, Inc.	3,550
1,860	Fiserv, Inc.*	94,432
1,588	Gartner, Inc.*	55,374
1,540	Genpact, Ltd.*	22,161
1,279	Global Payments, Inc.	51,659
19,777	International Business Machines Corp.	3,461,568
1,361	Lender Processing Services, Inc.^	18,632
1,751	MasterCard, Inc., Class A	555,347
1,050	NeuStar, Inc., Class A*	26,397
4,899	Paychex, Inc.	129,187
1,464	SAIC, Inc.*^	17,290
2,774	Teradata Corp.*	148,492
1,650	VeriFone Systems, Inc.*	57,783
2,759	Visa, Inc., Class A	236,501
10,380	Western Union Co.	158,710

		6,404,687

Shares		Fair Value
Common Stocks, continued
Leisure Equipment & Products (0.2%):
1,972	Hasbro, Inc.	$64,307
4,176	Mattel, Inc.	108,117
1,057	Polaris Industries, Inc.	52,818

		225,242

Life Sciences Tools & Services (0.6%):
5,705	Agilent Technologies, Inc.*	178,281
1,336	Bruker Corp.*	18,076
814	Charles River Laboratories International, Inc.*	23,297
992	Covance, Inc.*	45,087
1,991	Illumina, Inc.*^	81,472
245	Life Technologies Corp.*	9,415
525	Mettler-Toledo International, Inc.*^	73,479
1,676	Pharmaceutical Product Development, Inc.	43,006
625	Techne Corp.	42,506
1,482	Waters Corp.*	111,876

		626,495

Machinery (3.5%):
1,975	Babcock & Wilcox Co. (The)*	38,611
10,527	Caterpillar, Inc.	777,314
3,205	Cummins, Inc.	261,720
8,968	Danaher Corp.	376,118
6,854	Deere & Co.^	442,563
1,246	Donaldson Co., Inc.^	68,281
2,347	Dover Corp.	109,370
2,100	Eaton Corp.	74,550
830	Flowserve Corp.	61,420
854	Gardner Denver, Inc.	54,272
956	Graco, Inc.	32,638
142	Harsco Corp.	2,753
1,249	IDEX Corp.	38,919
6,803	Illinois Tool Works, Inc.	283,005
4,327	Ingersoll-Rand plc	121,545
1,694	Joy Global, Inc.	105,672
151	Kennametal, Inc.	4,944
816	Lincoln Electric Holdings, Inc.	23,672
2,077	Manitowoc Co., Inc. (The)	13,937
618	Navistar International Corp.*	19,850
1,019	Nordson Corp.^	40,495
5,980	PACCAR, Inc.	202,244
1,878	Pall Corp.	79,627
1,091	Parker Hannifin Corp.	68,875
166	Snap-On, Inc.	7,370
220	SPX Corp.	9,968
1,242	Timken Co.	40,762
489	Toro Co.	24,093
358	Valmont Industries, Inc.^	27,903
808	Wabtec Corp.	42,719

		3,455,210

Marine (0.0%):
600	Kirby Corp.*^	31,584

Media (3.1%):
856	AMC Networks, Inc., Class A*	27,349
3,547	Cablevision Systems Corp., Class A	55,794
1,752	CBS Corp., Class B	35,706
964	Charter Communications, Inc., Class A*	45,154
19,635	Comcast Corp., Class A^	410,372

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
12,537	DIRECTV Group, Inc. (The), Class A*	$529,688
4,566	Discovery Communications, Inc., Class A*	171,773
2,454	DISH Network Corp., Class A*	61,497
2,880	Interpublic Group of Cos., Inc. (The)	20,736
734	John Wiley & Sons, Inc.	32,604
290	Lamar Advertising Co.*^	4,939
4,547	Liberty Global, Inc., Class A*	164,511
4,113	McGraw-Hill Cos., Inc. (The)	168,633
384	Morningstar, Inc.^	21,673
1,094	Nielsen Holdings NV*	28,532
4,610	Omnicom Group, Inc.	169,832
196	Pandora Media, Inc.	2,871
364	Regal Entertainment Group, Class A	4,273
1,536	Scripps Networks Interactive, Class A^	57,093
63,808	Sirius XM Radio, Inc.*^	96,350
2,879	Thomson Reuters Corp.	77,848
5,493	Time Warner Cable, Inc.	344,246
9,555	Viacom, Inc., Class B	370,161
5,230	Virgin Media, Inc.^	127,351

		3,028,986

Metals & Mining (1.1%):
282	AK Steel Holding Corp.	1,844
1,726	Allegheny Technologies, Inc.	63,845
1,457	Allied Nevada Gold Corp.*^	52,175
745	Carpenter Technology Corp.^	33,443
2,405	Cliffs Natural Resources, Inc.	123,064
554	Compass Minerals International, Inc.	36,996
15,469	Freeport-McMoRan Copper & Gold, Inc.	471,031
883	Molycorp, Inc.*^	29,024
186	Reliance Steel & Aluminum Co.	6,326
887	Royal Gold, Inc.^	56,821
83	Schnitzer Steel Industries, Inc.	3,055
2,764	Southern Copper Corp.	69,072
2,512	Steel Dynamics, Inc.	24,919
717	Titanium Metals Corp.^	10,741
1,015	Walter Energy, Inc.^	60,910

		1,043,266

Multiline Retail (0.7%):
368	Big Lots, Inc.*	12,817
1,617	Dollar General Corp.*	61,058
2,010	Dollar Tree, Inc.*^	150,971
1,980	Family Dollar Stores, Inc.	100,703
3,722	Kohl’s Corp.^	182,750
833	Macy’s, Inc.	21,925
2,646	Nordstrom, Inc.^	120,869
576	Target Corp.	28,247

		679,340

Office Electronics (0.0%):
861	Zebra Technologies Corp., Class A*	26,639

Oil, Gas & Consumable Fuels (7.3%):
2,088	Alpha Natural Resources, Inc.*	36,937
1,229	Anadarko Petroleum Corp.	77,488
1,816	Apache Corp.	145,716
403	Arch Coal, Inc.	5,876
819	Atlas Energy, Inc.*(a)	—

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,942	Brigham Exploration Co.*	$49,055
1,689	Cabot Oil & Gas Corp.	104,566
1,880	Chevron Corp.	173,938
359	Cimarex Energy Co.	19,996
1,738	Cobalt International Energy, Inc.*^	13,400
1,705	Concho Resources, Inc.*	121,294
3,735	Consol Energy, Inc.	126,729
660	Continental Resources, Inc.*^	31,924
5,439	Denbury Resources, Inc.*	62,549
11,839	El Paso Corp.	206,946
4,384	EOG Resources, Inc.	311,308
2,151	EXCO Resources, Inc.^	23,059
59,361	Exxon Mobil Corp.	4,311,389
1,406	Forest Oil Corp.*	20,246
3,086	HollyFrontier Corp.	80,915
1,905	Kinder Morgan, Inc.^	49,320
437	Kosmos Energy LLC*	5,117
467	Murphy Oil Corp.	20,623
1,271	Newfield Exploration Co.*	50,446
579	Noble Energy, Inc.	40,993
3,823	Occidental Petroleum Corp.	273,344
4,446	Peabody Energy Corp.	150,630
1,531	Pioneer Natural Resources Co.	100,694
184	Quicksilver Resources, Inc.*^	1,395
2,641	Range Resources Corp.	154,393
6,695	SandRidge Energy, Inc.*^	37,224
845	SM Energy Co.	51,249
5,697	Southwestern Energy Co.*	189,881
2,473	Ultra Petroleum Corp.*	68,552
1,903	Whiting Petroleum Corp.*	66,757

		7,183,949

Paper & Forest Products (0.1%):
1,564	International Paper Co.	36,363
2,619	Weyerhaeuser Co.	40,725

		77,088

Personal Products (0.5%):
7,082	Avon Products, Inc.	138,807
1,852	Estee Lauder Co., Inc. (The), Class A	162,679
1,928	Herbalife, Ltd.	103,341
625	Mead Johnson Nutrition Co., Class A	43,019

		447,846

Pharmaceuticals (3.0%):
23,831	Abbott Laboratories	1,218,717
4,977	Allergan, Inc.	410,005
5,538	Eli Lilly & Co.	204,740
1,912	Endo Pharmaceuticals Holdings, Inc.*	53,517
2,276	Hospira, Inc.*	84,212
9,131	Johnson & Johnson Co.	581,736
6,427	Mylan, Inc.*	109,259
1,368	Perrigo Co.	132,846
2,605	Warner Chilcott plc, Class A*	37,252
1,964	Watson Pharmaceuticals, Inc.*	134,043

		2,966,327

Professional Services (0.2%):
804	Dun & Bradstreet Corp.	49,253
103	Equifax, Inc.	3,166
807	IHS, Inc., Class A*^	60,372
2,397	Robert Half International, Inc.^	50,865

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
186	Towers Watson & Co., Class A	$11,119
1,634	Verisk Analytics, Inc., Class A*	56,814

		231,589

Real Estate Investment Trusts (REITs) (1.5%):
1,278	Apartment Investment & Management Co., Class A^	28,269
1,960	Boston Properties, Inc.	174,636
826	Camden Property Trust	45,645
353	Corporate Office Properties Trust^	7,688
1,643	Digital Realty Trust, Inc.^	90,628
339	Equity Residential Property Trust	17,584
287	Essex Property Trust, Inc.^	34,452
768	Federal Realty Investment Trust	63,291
739	Macerich Co. (The)	31,504
1,594	Plum Creek Timber Co., Inc.^	55,328
2,161	Public Storage, Inc.	240,627
1,984	Rayonier, Inc.	72,991
3,914	Simon Property Group, Inc.	430,462
295	UDR, Inc.	6,531
2,539	Ventas, Inc.^	125,427
320	Vornado Realty Trust	23,878

		1,448,941

Real Estate Management & Development (0.1%):
4,748	CB Richard Ellis Group, Inc., Class A*	63,908
524	Jones Lang LaSalle, Inc.	27,149

		91,057

Road & Rail (0.6%):
93	Con-way, Inc.	2,058
18,008	CSX Corp.	336,210
4,121	Hertz Global Holdings, Inc.*^	36,677
1,492	J.B. Hunt Transport Services, Inc.	53,891
1,345	Kansas City Southern Industries, Inc.*	67,196
755	Landstar System, Inc.	29,868
1,293	Union Pacific Corp.	105,599

		631,499

Semiconductors & Semiconductor Equipment (2.3%):
10,036	Advanced Micro Devices, Inc.*^	50,983
5,283	Altera Corp.	166,573
4,921	Analog Devices, Inc.	153,781
1,309	Applied Materials, Inc.	13,548
7,010	Atmel Corp.*	56,571
3,100	Avago Technologies, Ltd.	101,587
8,755	Broadcom Corp., Class A	291,454
102	Cree, Inc.*^	2,650
2,804	Cypress Semiconductor Corp.	41,976
964	First Solar, Inc.*^	60,934
426	Freescale Semiconductor Holdings I, Ltd.*	4,699
987	Intersil Corp., Class A	10,156
2,116	KLA-Tencor Corp.	81,000
2,033	Lam Research Corp.*	77,213
3,683	Linear Technology Corp.	101,835
2,885	LSI Corp.*	14,944
4,782	Maxim Integrated Products, Inc.	111,564
2,151	MEMC Electronic Materials, Inc.*^	11,271
3,082	Microchip Technology, Inc.^	95,881
9,892	NVIDIA Corp.*	123,650

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
7,261	ON Semiconductor Corp.*	$52,061
266	PMC-Sierra, Inc.*	1,591
629	Silicon Laboratories, Inc.*^	21,078
3,103	Skyworks Solutions, Inc.*^	55,668
12,041	Texas Instruments, Inc.	320,893
1,232	Varian Semiconductor Equipment Associates, Inc.*	75,337
4,383	Xilinx, Inc.^	120,270

		2,219,168

Software (7.3%):
8,255	Adobe Systems, Inc.*	199,523
1,498	Ansys, Inc.*	73,462
1,609	Ariba, Inc.*	44,585
3,716	Autodesk, Inc.*	103,230
2,860	BMC Software, Inc.*	110,282
4,502	Cadence Design Systems, Inc.*^	41,598
3,083	Citrix Systems, Inc.*	168,116
2,523	Compuware Corp.*	19,326
5,376	Electronic Arts, Inc.*	109,939
753	FactSet Research Systems, Inc.	66,994
1,890	Fortinet, Inc.*	31,752
1,719	Informatica Corp.*	70,393
4,943	Intuit, Inc.*	234,496
1,324	Micros Systems, Inc.*	58,137
121,171	Microsoft Corp.	3,015,946
3,890	Nuance Communications, Inc.*	79,200
62,717	Oracle Corp.	1,802,487
3,179	Red Hat, Inc.*	134,345
1,835	Rovi Corp.*	78,868
2,187	Salesforce.com, Inc.*	249,930
1,160	Solera Holdings, Inc.	58,580
12,362	Symantec Corp.*	201,501
182	Synopsys, Inc.*	4,434
2,722	TIBCO Software, Inc.*	60,946
1,370	VMware, Inc., Class A*	110,121

		7,128,191

Specialty Retail (2.4%):
1,228	Abercrombie & Fitch Co., Class A	75,596
1,204	Advance Auto Parts, Inc.	69,953
318	AutoNation, Inc.*^	10,424
438	AutoZone, Inc.*	139,805
4,070	Bed Bath & Beyond, Inc.*	233,252
587	CarMax, Inc.*	14,000
1,849	Chico’s FAS, Inc.	21,134
1,538	Dick’s Sporting Goods, Inc.*	51,462
315	DSW, Inc., Class A	14,547
1,021	Guess?, Inc.	29,088
15,736	Home Depot, Inc.	517,242
4,072	Limited Brands, Inc.	156,813
1,849	PetSmart, Inc.	78,860
1,932	Ross Stores, Inc.	152,029
1,387	Sally Beauty Holdings, Inc.*	23,024
1,451	Sherwin Williams Co.^	107,838
2,101	Tiffany & Co.^	127,783
6,305	TJX Cos., Inc.	349,738
1,180	Tractor Supply Co.	73,809
753	Ulta Salon, Cosmetics & Fragrance, Inc.*	46,859
1,963	Urban Outfitters, Inc.*^	43,814
862	Williams-Sonoma, Inc.	26,541

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
		2,363,611

Textiles, Apparel & Luxury Goods (1.1%):
4,795	Coach, Inc.	$248,525
632	Deckers Outdoor Corp.*	58,940
854	Fossil, Inc.*^	69,225
1,620	Hanesbrands, Inc.*	40,516
777	J. Crew Group, Inc.*(a)	—
5,830	Nike, Inc., Class B	498,523
140	PVH Corp.	8,154
1,033	Ralph Lauren Corp.	133,980
609	Under Armour, Inc., Class A*^	40,444

		1,098,307

Thrifts & Mortgage Finance (0.0%):
608	Hudson City Bancorp, Inc.	3,441
1,113	People’s United Financial, Inc.^	12,688

		16,129

Tobacco (2.4%):
25,501	Altria Group, Inc.	683,682
26,280	Philip Morris International, Inc.	1,639,346
1,669	Reynolds American, Inc.	62,554

		2,385,582

Trading Companies & Distributors (0.4%):
4,841	Fastenal Co.^	161,108
743	MSC Industrial Direct Co., Inc., Class A^	41,950
938	W.W. Grainger, Inc.^	140,268
321	WESCO International, Inc.*^	10,770

		354,096

Water Utilities (0.0%):
225	Aqua America, Inc.^	4,853

Wireless Telecommunication Services (0.7%):
6,477	American Tower Corp., Class A*	348,463
2,456	Clearwire Corp., Class A*^	5,722
4,756	Crown Castle International Corp.*	193,427
4,658	MetroPCS Communications, Inc.*	40,571
2,413	NII Holdings, Inc.*	65,030
1,851	SBA Communications Corp., Class A*	63,823

		717,036

Total Common Stocks (Cost $93,387,630)		95,984,625

Short-Term Investment (8.0%):
$7,841,214	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	7,841,214

Total Short-Term Investment (Cost $7,841,214)		7,841,214

Unaffiliated Investment Company (2.9%):
2,818,311	Dreyfus Treasury Prime Cash Management, 0.00%(c)	2,818,311

Total Unaffiliated Investment Company (Cost $2,818,311)		2,818,311

Total Investment Securities (Cost $104,047,155)(d)—108.7%		106,644,150
Net other assets (liabilities)—(8.7)%		(8,571,857)

Net Assets—100.0%		$98,072,293

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $7,435,973.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(c)	The rate represents the effective yield at September 30, 2011.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $241,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
NASDAQ Index 100 E-Mini December Futures	Long	12/16/11	13	$575,772	$(20,802)
S&P 500 Index E-Mini December Futures	Long	12/16/11	27	1,599,116	(79,016)

Total					$(99,818)

Securities Sold Short (-0.0)%

Security Description	Shares	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Lone Pine Resources, Inc.	(788)	$(5,225)	$(5,201)	$24

		$(5,225)	$(5,201)	$24

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (1.5%):
859	Alliant Techsystems, Inc.	$46,824
137	BE Aerospace, Inc.*	4,536
2,186	Boeing Co. (The)	132,275
8,794	General Dynamics Corp.	500,291
1,954	Goodrich Corp.	235,809
4,875	ITT Industries, Inc.	204,750
2,814	L-3 Communications Holdings, Inc.	174,383
972	Lockheed Martin Corp.^	70,606
7,337	Northrop Grumman Corp.	382,698
9,430	Raytheon Co.	385,404
2,409	Spirit AeroSystems Holdings, Inc., Class A*	38,423
1,308	United Technologies Corp.	92,031

		2,268,030

Air Freight & Logistics (0.3%):
7,871	FedEx Corp.	532,709
255	UTI Worldwide, Inc.	3,325

		536,034

Airlines (0.2%):
4,527	AMR Corp.*^	13,400
180	Copa Holdings SA, Class A	11,028
9,012	Delta Air Lines, Inc.*	67,590
17,420	Southwest Airlines Co.	140,057
1,310	United Continental Holdings, Inc.*^	25,388

		257,463

Auto Components (0.5%):
2,339	Autoliv, Inc.^	113,441
516	Federal-Mogul Corp.*	7,611
13,418	Johnson Controls, Inc.	353,833
2,763	Lear Corp.	118,533
2,680	TRW Automotive Holdings Corp.*	87,716
1,306	Visteon Corp.*	56,158

		737,292

Automobiles (0.5%):
43,303	Ford Motor Co.*	418,740
20,123	General Motors Co.*	406,082
1,131	Thor Industries, Inc.^	25,052

		849,874

Beverages (0.2%):
386	Brown-Forman Corp., Class B	27,074
2,069	Coca-Cola Enterprises, Inc.	51,477
4,809	Constellation Brands, Inc.*	86,562
3,586	Molson Coors Brewing Co., Class B	142,041

		307,154

Biotechnology (1.0%):
24,609	Amgen, Inc.^	1,352,264
2,028	Cephalon, Inc.*	163,660
607	Vertex Pharmaceuticals, Inc.*	27,036

		1,542,960

Building Products (0.1%):
504	Armstrong World Industries, Inc.	17,358
3,309	Owens Corning, Inc.*	71,739

		89,097

Capital Markets (2.7%):
382	Affiliated Managers Group, Inc.*	29,815
9,456	American Capital, Ltd.*	64,490
6,415	Ameriprise Financial, Inc.	252,495

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,467	Ares Capital Corp.	$75,281
32,870	Bank of New York Mellon Corp.	611,053
1,125	BlackRock, Inc.	166,511
6,747	E*TRADE Financial Corp.*	61,465
440	Federated Investors, Inc.^	7,713
13,704	Goldman Sachs Group, Inc. (The)	1,295,713
12,236	Invesco, Ltd.	189,780
4,862	Janus Capital Group, Inc.^	29,172
3,696	Jefferies Group, Inc.^	45,867
3,926	Legg Mason, Inc.^	100,938
139	LPL Investment Holdings, Inc.*^	3,534
40,890	Morgan Stanley	552,015
5,750	Northern Trust Corp.	201,135
2,729	Raymond James Financial, Inc.	70,845
13,344	State Street Corp.	429,143

		4,186,965

Chemicals (0.9%):
2,085	Ashland, Inc.	92,032
1,798	Cabot Corp.	44,554
323	CF Industries Holdings, Inc.	39,855
1,346	Cytec Industries, Inc.	47,298
31,119	Dow Chemical Co. (The)^	698,933
3,979	Huntsman Corp.	38,477
614	KAR Auction Services, Inc.*	7,436
7,728	LyondellBasell Industries NV, Class A	188,795
400	Nalco Holding Co.	13,992
91	Rockwood Holdings, Inc.*	3,066
3,505	RPM International, Inc.	65,543
158	Scotts Miracle-Gro Co. (The), Class A^	7,047
2,241	Valspar Corp. (The)	69,942
188	W. R. Grace & Co.*	6,260
404	Westlake Chemical Corp.^	13,849

		1,337,079

Commercial Banks (4.6%):
4,440	Associated Banc-Corp.	41,292
1,306	Bank of Hawaii Corp.^	47,538
18,438	BB&T Corp.^	393,283
656	BOK Financial Corp.^	30,760
8,759	CapitalSource, Inc.	53,780
1,201	City National Corp.	45,350
5,387	Comerica, Inc.	123,739
1,982	Commerce Bancshares, Inc.^	68,874
1,431	Cullen/Frost Bankers, Inc.^	65,626
4,014	East West Bancorp, Inc.	59,849
24,327	Fifth Third Bancorp	245,703
139	First Citizens BancShares, Inc., Class A	19,952
6,746	First Horizon National Corp.^	40,206
2,011	First Republic Bank*^	46,575
5,105	Fulton Financial Corp.	39,053
22,692	Huntington Bancshares, Inc.	108,922
25,310	KeyCorp	150,088
3,323	M&T Bank Corp.	232,278
13,929	PNC Financial Services Group, Inc.	671,239
26,221	Popular, Inc.*	39,331
33,690	Regions Financial Corp.	112,188
14,216	SunTrust Banks, Inc.	255,177
19,405	Synovus Financial Corp.^	20,763

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
4,074	TCF Financial Corp.	$37,318
50,997	U.S. Bancorp^	1,200,469
4,635	Valley National Bancorp^	49,085
121,078	Wells Fargo & Co.	2,920,401
4,876	Zions Bancorp^	68,605

		7,187,444

Commercial Services & Supplies (0.7%):
2,685	Avery Dennison Corp.	67,340
2,987	Cintas Corp.^	84,054
2,880	Corrections Corp. of America*	65,347
3,102	Covanta Holding Corp.	47,120
4,845	Pitney Bowes, Inc.^	91,086
4,886	R.R. Donnelley & Sons Co.^	68,990
8,495	Republic Services, Inc.	238,370
361	Waste Connections, Inc.	12,209
12,554	Waste Management, Inc.^	408,758

		1,083,274

Communications Equipment (1.9%):
12,808	Brocade Communications Systems, Inc.*	55,330
145,579	Cisco Systems, Inc.	2,255,019
955	EchoStar Corp., Class A*	21,592
2,295	Harris Corp.^	78,420
6,905	Motorola Mobility Holdings, Inc.*	260,871
7,964	Motorola Solutions, Inc.	333,692
9,307	Tellabs, Inc.^	39,927

		3,044,851

Computers & Peripherals (1.2%):
11,493	Dell, Inc.*	162,626
1,780	Diebold, Inc.	48,968
216	Fusion-io, Inc.	4,104
52,589	Hewlett-Packard Co.	1,180,623
2,138	Lexmark International, Inc.*	57,790
868	NCR Corp.*	14,661
492	QLogic Corp.*	6,239
6,312	SanDisk Corp.*	254,689
6,166	Western Digital Corp.*	158,589

		1,888,289

Construction & Engineering (0.3%):
1,686	Aecom Technology Corp.*	29,792
1,080	Chicago Bridge & Iron Co. NV	30,920
3,335	Jacobs Engineering Group, Inc.*	107,687
3,735	KBR, Inc.	88,258
5,708	Quanta Services, Inc.*	107,253
1,849	Shaw Group, Inc.*	40,197
2,134	URS Corp.*	63,295

		467,402

Construction Materials (0.1%):
620	Martin Marietta Materials, Inc.^	39,196
3,400	Vulcan Materials Co.^	93,704

		132,900

Consumer Finance (0.9%):
10,987	American Express Co.	493,316
12,155	Capital One Financial Corp.^	481,703
13,013	Discover Financial Services	298,518
13,979	SLM Corp.	174,039

		1,447,576

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.3%):
1,779	AptarGroup, Inc.	$79,468
2,788	Bemis Co., Inc.^	81,716
1,048	Greif, Inc., Class A	44,949
4,359	Owens-Illinois, Inc.*	65,908
251	Packaging Corp. of America	5,848
4,278	Sealed Air Corp.	71,443
2,659	Sonoco Products Co.^	75,064
2,149	Temple-Inland, Inc.	67,414

		491,810

Distributors (0.1%):
3,050	Genuine Parts Co.	154,940

Diversified Consumer Services (0.1%):
312	Booz Allen Hamilton Holding Corp.*^	4,639
1,579	Career Education Corp.*	20,606
329	DeVry, Inc.	12,160
984	Education Management Corp.*	14,603
3,445	H&R Block, Inc.^	45,853
6,437	Service Corp. International	58,963

		156,824

Diversified Financial Services (4.9%):
268,205	Bank of America Corp.	1,641,415
5,321	CIT Group, Inc.*	161,599
76,917	Citigroup, Inc.	1,970,613
1,775	CME Group, Inc.	437,360
944	Interactive Brokers Group, Inc., Class A	13,150
105,175	JPMorgan Chase & Co.	3,167,871
5,171	Leucadia National Corp.	117,278
2,908	NASDAQ OMX Group, Inc. (The)*	67,291
4,741	NYSE Euronext	110,181

		7,686,758

Diversified Telecommunication Services (4.8%):
156,741	AT&T, Inc.	4,470,253
16,193	CenturyTel, Inc.	536,312
26,418	Frontier Communications Corp.^	161,414
45,264	Level 3 Communications, Inc.*^	67,443
558	TW Telecom, Inc.*	9,218
57,958	Verizon Communications, Inc.	2,132,855
6,068	Windstream Corp.^	70,753

		7,448,248

Electric Utilities (4.0%):
12,754	American Electric Power Co., Inc.	484,907
3,095	DPL, Inc.	93,283
35,242	Duke Energy Corp.^	704,488
8,626	Edison International	329,944
4,712	Entergy Corp.	312,358
17,534	Exelon Corp.	747,124
11,071	FirstEnergy Corp.	497,199
3,638	Great Plains Energy, Inc.	70,213
2,586	Hawaiian Electric Industries, Inc.^	62,788
11,170	NextEra Energy, Inc.	603,403
4,712	Northeast Utilities	158,559
6,250	NV Energy, Inc.	91,938
5,954	Pepco Holdings, Inc.	112,650
2,869	Pinnacle West Capital Corp.	123,195
15,279	PPL Corp.	436,063
7,797	Progress Energy, Inc.	403,261
22,476	Southern Co.	952,308

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
3,026	Westar Energy, Inc.^	$79,947

		6,263,628

Electrical Equipment (0.2%):
1,526	Cooper Industries plc	70,379
643	General Cable Corp.*^	15,014
3,336	GrafTech International, Ltd.*^	42,367
1,603	Hubbell, Inc., Class B	79,413
1,053	Regal-Beloit Corp.	47,785
2,534	SunPower Corp., Class A*	20,500
1,018	Thomas & Betts Corp.*	40,629

		316,087

Electronic Equipment, Instruments & Components (0.6%):
2,646	Arrow Electronics, Inc.*	73,506
4,044	Avnet, Inc.*	105,467
1,348	AVX Corp.	16,001
41,559	Corning, Inc.	513,669
4,309	Ingram Micro, Inc., Class A*	69,504
1,040	Itron, Inc.*^	30,680
858	Jabil Circuit, Inc.	15,264
3,606	Molex, Inc.^	73,454
1,149	Tech Data Corp.*	49,671
3,896	Vishay Intertechnology, Inc.*	32,571

		979,787

Energy Equipment & Services (0.9%):
1,036	Atwood Oceanics, Inc.*	35,597
6,927	Baker Hughes, Inc.	319,750
1,720	Cameron International Corp.*	71,449
985	Diamond Offshore Drilling, Inc.^	53,919
178	Helmerich & Payne, Inc.^	7,227
7,517	Nabors Industries, Ltd.*	92,158
11,200	National-Oilwell Varco, Inc.	573,664
209	Oil States International, Inc.*	10,642
3,639	Patterson-UTI Energy, Inc.	63,100
2,816	Rowan Cos., Inc.*	85,015
560	Seacor Holdings, Inc.	44,918
1,314	Tidewater, Inc.^	55,254
1,074	Unit Corp.*	39,652

		1,452,345

Food & Staples Retailing (1.4%):
1,261	BJ’s Wholesale Club, Inc.*	64,614
35,891	CVS Caremark Corp.	1,205,220
4,029	Kroger Co. (The)	88,477
9,417	Safeway, Inc.	156,605
5,435	Supervalu, Inc.^	36,197
11,274	Wal-Mart Stores, Inc.	585,120
1,405	Walgreen Co.	46,210

		2,182,443

Food Products (2.3%):
17,891	Archer-Daniels-Midland Co.	443,876
2,904	Bunge, Ltd.	169,274
1,104	Campbell Soup Co.^	35,736
9,463	ConAgra Foods, Inc.	229,194
378	Corn Products International, Inc.	14,833
5,019	Dean Foods Co.*	44,519
4,185	General Mills, Inc.	160,997
3,549	H.J. Heinz Co.^	179,154
1,041	Hershey Co.	61,669
1,762	Hormel Foods Corp.^	47,609

Shares		Fair Value
Common Stocks, continued
Food Products, continued
3,071	J.M. Smucker Co. (The)	$223,845
410	Kellogg Co.	21,808
43,737	Kraft Foods, Inc., Class A	1,468,688
1,138	McCormick & Co.	52,530
1,450	Ralcorp Holdings, Inc.*	111,229
2,725	Sara Lee Corp.	44,554
4,395	Smithfield Foods, Inc.*	85,703
7,890	Tyson Foods, Inc., Class A	136,970

		3,532,188

Gas Utilities (0.5%):
2,052	AGL Resources, Inc.^	83,598
2,411	Atmos Energy Corp.	78,237
1,909	Energen Corp.	78,059
2,150	EQT Corp.	114,724
1,861	National Fuel Gas Co.^	90,594
2,631	ONEOK, Inc.	173,751
974	QEP Resources, Inc.^	26,366
4,507	Questar Corp.	79,819
2,955	UGI Corp.	77,628

		802,776

Health Care Equipment & Supplies (0.9%):
2,332	Alere, Inc.*^	45,824
1,515	Baxter International, Inc.^	85,052
40,465	Boston Scientific Corp.*	239,148
4,055	CareFusion Corp.*	97,117
903	Cooper Cos., Inc. (The)	71,472
6,117	Covidien plc	269,760
2,231	DENTSPLY International, Inc.^	68,469
152	Hill-Rom Holdings, Inc.^	4,563
6,888	Hologic, Inc.*	104,767
352	Kinetic Concepts, Inc.*	23,193
3,851	Medtronic, Inc.	128,007
1,088	Teleflex, Inc.	58,502
5,083	Zimmer Holdings, Inc.*	271,941

		1,467,815

Health Care Providers & Services (2.4%):
10,047	Aetna, Inc.	365,208
375	AMERIGROUP Corp.*	14,629
324	Brookdale Senior Living, Inc.*	4,063
4,642	Cardinal Health, Inc.	194,407
7,164	CIGNA Corp.	300,458
2,431	Community Health Systems, Inc.*	40,452
3,900	Coventry Health Care, Inc.*	112,359
705	Emdeon, Inc., Class A*	13,247
1,323	HCA Holdings, Inc.*	26,672
2,443	Health Net, Inc.*	57,923
1,161	Henry Schein, Inc.*	71,994
4,458	Humana, Inc.	324,230
1,359	LifePoint Hospitals, Inc.*^	49,794
3,085	Omnicare, Inc.^	78,452
1,695	Patterson Companies, Inc.	48,528
331	Quest Diagnostics, Inc.^	16,338
11,554	Tenet Healthcare Corp.*^	47,718
28,677	UnitedHealth Group, Inc.	1,322,583
2,212	VCA Antech, Inc.*	35,348
9,719	WellPoint, Inc.	634,456

		3,758,859

Health Care Technology (0.0%):
944	Allscripts Healthcare Solutions, Inc.*	17,011

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.5%):
77	Bally Technologies, Inc.*^	$2,077
169	Brinker International, Inc.^	3,535
11,289	Carnival Corp.	342,057
669	Choice Hotels International, Inc.^	19,883
105	Dunkin’ Brands Group, Inc.*	2,909
1,074	Hyatt Hotels Corp., Class A*	33,691
3,936	International Game Technology	57,190
1,542	Madison Square Garden, Inc., Class A*	35,158
7,323	MGM Resorts International*^	68,031
1,827	Penn National Gaming, Inc.*	60,821
1,528	Royal Caribbean Cruises, Ltd.^	33,066
7,916	Wendy’s Co. (The)	36,334
1,466	WMS Industries, Inc.*	25,787
4,465	Wyndham Worldwide Corp.	127,297

		847,836

Household Durables (0.6%):
7,497	D.R. Horton, Inc.	67,773
4,082	Fortune Brands, Inc.	220,754
2,651	Garmin, Ltd.^	84,222
609	Harman International Industries, Inc.	17,405
2,453	Jarden Corp.	69,322
911	Leggett & Platt, Inc.^	18,029
4,330	Lennar Corp.^	58,628
1,523	Mohawk Industries, Inc.*	65,352
7,707	Newell Rubbermaid, Inc.	91,482
148	NVR, Inc.*	89,389
8,748	Pulte Group, Inc.*^	34,555
3,968	Toll Brothers, Inc.*^	57,258
2,004	Whirlpool Corp.^	100,020

		974,189

Household Products (3.2%):
555	Aaron’s, Inc.	14,014
1,609	Church & Dwight Co., Inc.	71,118
3,326	Clorox Co. (The)^	220,614
1,268	Colgate-Palmolive Co.	112,446
1,826	Energizer Holdings, Inc.*	121,319
1,291	Kimberly-Clark Corp.	91,674
68,929	Procter & Gamble Co. (The)	4,354,934

		4,986,119

Independent Power Producers & Energy Traders (0.4%):
17,434	AES Corp. (The)*	170,156
9,206	Calpine Corp.*	129,620
4,934	Constellation Energy Group, Inc.	187,788
20,824	GenOn Energy, Inc.*	57,891
6,458	NRG Energy, Inc.*	136,974

		682,429

Industrial Conglomerates (3.3%):
2,208	3M Co.	158,512
1,533	Carlisle Cos., Inc.	48,872
280,700	General Electric Co.	4,277,868
751	McDermott International, Inc.*	8,081
6,846	Textron, Inc.^	120,763
12,414	Tyco International, Ltd.	505,871

		5,119,967

Insurance (7.3%):
8,932	ACE, Ltd.	541,279
12,382	AFLAC, Inc.	432,751

Shares		Fair Value
Common Stocks, continued
Insurance, continued
180	Alleghany Corp.*	$51,930
1,030	Allied World Assurance Co. Holdings AG	55,321
13,846	Allstate Corp. (The)	328,012
2,157	American Financial Group, Inc.	67,018
11,702	American International Group, Inc.	256,859
171	American National Insurance Co.	11,842
8,751	Aon Corp.	367,367
3,475	Arch Capital Group, Ltd.*	113,546
2,944	Arthur J. Gallagher & Co.	77,427
1,813	Aspen Insurance Holdings, Ltd.	41,772
2,554	Assurant, Inc.	91,433
4,989	Assured Guaranty, Ltd.	54,829
3,418	Axis Capital Holdings, Ltd.	88,663
46,333	Berkshire Hathaway, Inc., Class B*	3,291,496
3,147	Brown & Brown, Inc.	56,017
7,745	Chubb Corp. (The)	464,623
3,871	Cincinnati Financial Corp.^	101,923
683	CNA Financial Corp.	15,347
2,483	CoreLogic, Inc.*	26,494
1,037	Endurance Specialty Holdings, Ltd.	35,414
1,216	Everest Re Group, Ltd.	96,526
5,909	Fidelity National Financial, Inc., Class A	89,699
13,029	Genworth Financial, Inc.*	74,786
1,164	Hanover Insurance Group, Inc. (The)	41,322
11,792	Hartford Financial Services Group, Inc. (The)^	190,323
3,024	HCC Insurance Holdings, Inc.	81,799
1,281	Kemper Corp.	30,693
8,359	Lincoln National Corp.	130,651
8,389	Loews Corp.	289,840
257	Markel Corp.*	91,782
14,521	Marsh & McLennan Cos., Inc.	385,387
3,787	MBIA, Inc.*^	27,532
685	Mercury General Corp.	26,270
21,742	MetLife, Inc.	608,993
6,985	Old Republic International Corp.^	62,306
1,781	PartnerRe, Ltd.	93,093
8,509	Principal Financial Group, Inc.^	192,899
17,362	Progressive Corp. (The)	308,349
2,196	Protective Life Corp.^	34,323
12,867	Prudential Financial, Inc.	602,948
1,953	Reinsurance Group of America, Inc.	89,740
1,370	RenaissanceRe Holdings, Ltd.	87,406
1,159	StanCorp Financial Group, Inc.^	31,954
2,821	Torchmark Corp.	98,340
1,654	Transatlantic Holdings, Inc.	80,252
11,088	Travelers Cos., Inc. (The)	540,318
8,163	UnumProvident Corp.	171,097
1,826	Validus Holdings, Ltd.	45,504
3,025	W.R. Berkley Corp.^	89,812
184	White Mountains Insurance Group, Ltd.	74,658
8,238	XL Group plc	154,874

		11,494,839

Internet & Catalog Retail (0.2%):
2,165	Expedia, Inc.^	55,749
95	HomeAway, Inc.	3,194
Internet & Catalog Retail, continued

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
15,918	Liberty Media Corp. - Interactive, Class A*	$235,109

		294,052

Internet Software & Services (0.6%):
429	Akamai Technologies, Inc.*	8,528
2,739	AOL, Inc.*	32,868
13,852	eBay, Inc.*	408,495
2,054	IAC/InterActiveCorp*^	81,236
34,492	Yahoo!, Inc.*	453,915

		985,042

IT Services (0.9%):
4,973	Amdocs, Ltd.*	134,868
177	Broadridge Financial Solutions, Inc.	3,565
4,067	Computer Sciences Corp.	109,199
767	DST Systems, Inc.	33,618
6,956	Fidelity National Information Services, Inc.	169,170
732	Fiserv, Inc.*	37,164
724	Genpact, Ltd.*	10,418
661	Paychex, Inc.	17,430
5,260	SAIC, Inc.*	62,120
4,326	Total System Services, Inc.	73,239
9,371	Visa, Inc., Class A	803,282

		1,454,073

Leisure Equipment & Products (0.0%):
2,402	Mattel, Inc.	62,188

Life Sciences Tools & Services (0.6%):
541	Bio-Rad Laboratories, Inc., Class A*	49,107
4,336	Life Technologies Corp.*	166,632
3,045	PerkinElmer, Inc.	58,494
6,185	QIAGEN NV*	85,539
10,146	Thermo Fisher Scientific, Inc.*	513,793

		873,565

Machinery (0.9%):
2,506	AGCO Corp.*	86,632
678	CNH Global NV*	17,791
1,332	Crane Co.	47,539
1,126	Dover Corp.	52,472
5,611	Eaton Corp.	199,190
129	Flowserve Corp.	9,546
1,885	Harsco Corp.	36,550
221	IDEX Corp.	6,886
754	Illinois Tool Works, Inc.	31,366
1,852	Ingersoll-Rand plc	52,023
1,942	Kennametal, Inc.	63,581
834	Lincoln Electric Holdings, Inc.	24,194
849	Navistar International Corp.*	27,270
2,332	Oshkosh Corp.*	36,706
2,535	Parker Hannifin Corp.	160,035
2,605	Pentair, Inc.	83,386
1,287	Snap-On, Inc.	57,143
1,013	SPX Corp.	45,899
4,452	Stanley Black & Decker, Inc.	218,593
2,841	Terex Corp.*^	29,149
349	Timken Co.	11,454
2,182	Trinity Industries, Inc.	46,717

		1,344,122

Marine (0.1%):
1,085	Alexander & Baldwin, Inc.	39,635

Shares		Fair Value
Common Stocks, continued
Marine, continued
1,250	Huntington Ingalls Industries, Inc.*	$30,413
400	Kirby Corp.*^	21,056

		91,104

Media (3.3%):
14,962	CBS Corp., Class B	304,925
1,048	Clear Channel Outdoor Holdings, Inc., Class A*	9,809
41,173	Comcast Corp., Class A^	860,516
1,277	DISH Network Corp., Class A*	32,001
1,827	DreamWorks Animation SKG, Inc., Class A*^	33,215
6,530	Gannett Co., Inc.	62,231
8,247	Interpublic Group of Cos., Inc. (The)	59,378
1,044	Lamar Advertising Co.*^	17,779
1,881	Liberty Media Corp. - Liberty Capital, Class A*	124,372
1,379	Liberty Media Corp. - Liberty Starz, Class A*	87,649
1,452	McGraw-Hill Cos., Inc. (The)	59,532
60,766	News Corp.	940,050
287	Nielsen Holdings NV*	7,485
235	Pandora Media, Inc.	3,443
1,386	Regal Entertainment Group, Class A	16,272
5,295	Thomson Reuters Corp.	143,177
28,345	Time Warner, Inc.	849,500
50,030	Walt Disney Co. (The)	1,508,905
128	Washington Post Co. (The), Class B^	41,852

		5,162,091

Metals & Mining (1.0%):
2,257	AK Steel Holding Corp.	14,761
28,164	Alcoa, Inc.^	269,529
2,957	Commercial Metals Co.	28,121
12,874	Newmont Mining Corp.^	809,775
8,369	Nucor Corp.^	264,795
1,725	Reliance Steel & Aluminum Co.	58,667
404	Schnitzer Steel Industries, Inc.	14,867
1,510	Steel Dynamics, Inc.	14,979
1,020	Titanium Metals Corp.^	15,280
3,783	United States Steel Corp.^	83,264

		1,574,038

Multi-Utilities (3.0%):
2,925	Alliant Energy Corp.	113,139
6,389	Ameren Corp.	190,200
11,265	CenterPoint Energy, Inc.	221,019
6,639	CMS Energy Corp.	131,386
7,746	Consolidated Edison, Inc.^	441,677
15,242	Dominion Resources, Inc.	773,836
4,484	DTE Energy Co.	219,806
2,072	Integrys Energy Group, Inc.	100,741
4,997	MDU Resources Group, Inc.	95,892
7,460	NiSource, Inc.^	159,495
2,727	NSTAR	122,197
2,577	OGE Energy Corp.	123,155
10,535	PG&E Corp.^	445,736
13,393	Public Service Enterprise Group, Inc.	446,924
3,033	SCANA Corp.^	122,685
6,340	Sempra Energy	326,510
5,689	TECO Energy, Inc.	97,453
2,207	Vectren Corp.	59,766

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
6,191	Wisconsin Energy Corp.	$193,716
12,819	Xcel Energy, Inc.	316,501

		4,701,834

Multiline Retail (0.9%):
1,138	Big Lots, Inc.*	39,637
824	Dillard’s, Inc., Class A^	35,827
4,347	J.C. Penney Co., Inc.^	116,413
1,098	Kohl’s Corp.^	53,912
9,876	Macy’s, Inc.	259,936
1,045	Sears Holdings Corp.*^	60,108
17,275	Target Corp.	847,166

		1,412,999

Office Electronics (0.2%):
37,100	Xerox Corp.	258,587

Oil, Gas & Consumable Fuels (10.5%):
2,707	Alpha Natural Resources, Inc.*	47,887
11,168	Anadarko Petroleum Corp.	704,142
7,227	Apache Corp.	579,894
4,993	Arch Coal, Inc.	72,798
500	Atlas Energy, Inc.*(a)	—
17,410	Chesapeake Energy Corp.^	444,826
50,173	Chevron Corp.	4,642,006
1,653	Cimarex Energy Co.	92,072
209	Cobalt International Energy, Inc.*^	1,611
37,413	ConocoPhillips	2,368,991
1,719	Denbury Resources, Inc.*	19,769
11,197	Devon Energy Corp.	620,762
1,162	El Paso Corp.	20,312
319	EXCO Resources, Inc.^	3,420
34,161	Exxon Mobil Corp.	2,481,113
626	Forest Oil Corp.*	9,014
8,032	Hess Corp.	421,359
1,386	Kinder Morgan, Inc.^	35,884
169	Kosmos Energy LLC*	1,979
18,852	Marathon Oil Corp.	406,826
9,427	Marathon Petroleum Corp.	255,095
4,339	Murphy Oil Corp.	191,610
1,530	Newfield Exploration Co.*	60,726
3,733	Noble Energy, Inc.	264,296
15,320	Occidental Petroleum Corp.	1,095,380
565	Pioneer Natural Resources Co.^	37,160
3,709	Plains Exploration & Production Co.*	84,231
2,820	Quicksilver Resources, Inc.*^	21,376
313	SM Energy Co.	18,983
3,269	Southern Union Co.	132,623
17,205	Spectra Energy Corp.	422,039
2,858	Sunoco, Inc.^	88,627
1,069	Teekay Shipping Corp.^	24,170
3,834	Tesoro Corp.*	74,648
15,099	Valero Energy Corp.	268,460
15,571	Williams Cos., Inc. (The)	378,998

		16,393,087

Paper & Forest Products (0.4%):
1,093	Domtar Corp.^	74,510
9,123	International Paper Co.	212,110
4,461	MeadWestvaco Corp.	109,562
10,161	Weyerhaeuser Co.	158,003

		554,185

Personal Products (0.2%):

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
4,420	Mead Johnson Nutrition Co., Class A	$304,229

Pharmaceuticals (8.0%):
2,491	Abbott Laboratories^	127,390
45,156	Bristol-Myers Squibb Co.	1,416,995
18,103	Eli Lilly & Co.	669,268
7,577	Forest Laboratories, Inc.*	233,296
692	Hospira, Inc.*	25,604
57,751	Johnson & Johnson Co.	3,679,316
81,696	Merck & Co., Inc.	2,672,276
1,069	Mylan, Inc.*	18,173
209,124	Pfizer, Inc.	3,697,313
381	Warner Chilcott plc, Class A*	5,448
185	Watson Pharmaceuticals, Inc.*	12,626

		12,557,705

Professional Services (0.2%):
3,085	Equifax, Inc.	94,833
2,180	Manpower, Inc.	73,291
3,310	Monster Worldwide, Inc.*	23,766
1,216	Towers Watson & Co., Class A	72,692
484	Verisk Analytics, Inc., Class A*	16,829

		281,411

Real Estate Investment Trusts (REITs) (3.3%):
1,626	Alexandria Real Estate Equities, Inc.	99,820
4,779	American Capital Agency Corp.^	129,511
25,178	Annaly Capital Management, Inc.^	418,710
986	Apartment Investment & Management Co., Class A^	21,810
2,490	Avalonbay Communities, Inc.^	283,985
702	Boston Properties, Inc.	62,548
3,467	Brandywine Realty Trust	27,771
1,975	BRE Properties, Inc.^	83,622
502	Camden Property Trust	27,741
27,182	Chimera Investment Corp.^	75,294
2,141	CommonWealth REIT	40,615
1,248	Corporate Office Properties Trust^	27,181
5,812	DDR Corp.	63,351
3,226	Douglas Emmett, Inc.^	55,165
6,759	Duke Realty Corp.	70,970
7,231	Equity Residential Property Trust	375,072
394	Essex Property Trust, Inc.^	47,296
389	Federal Realty Investment Trust	32,057
14,927	General Growth Properties, Inc.	180,617
10,749	HCP, Inc.^	376,860
4,681	Health Care REIT, Inc.	219,071
3,301	Hospitality Properties Trust	70,080
18,171	Host Hotels & Resorts, Inc.	198,791
10,806	Kimco Realty Corp.^	162,414
3,061	Liberty Property Trust^	89,106
2,219	Macerich Co. (The)	94,596
2,340	Mack-Cali Realty Corp.^	62,595
4,584	Piedmont Office Realty Trust, Inc., Class A^	74,123
1,734	Plum Creek Timber Co., Inc.^	60,187
12,150	ProLogis, Inc.	294,637
209	Public Storage, Inc.	23,272
3,529	Realty Income Corp.^	113,775
2,379	Regency Centers Corp.	84,050
4,059	Senior Housing Properties Trust	87,431
1,430	Simon Property Group, Inc.	157,271
2,355	SL Green Realty Corp.^	136,943

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
1,490	Taubman Centers, Inc.	$74,962
5,265	UDR, Inc.	116,567
2,616	Ventas, Inc.^	129,230
4,341	Vornado Realty Trust	323,925
3,231	Weingarten Realty Investors^	68,400

		5,141,422

Real Estate Management & Development (0.1%):
3,516	Forest City Enterprises, Inc., Class A*^	37,481
550	Howard Hughes Corp. (The)*	23,155
248	Jones Lang LaSalle, Inc.	12,849
1,665	St. Joe Co. (The)*^	24,958

		98,443

Road & Rail (1.0%):
1,307	Con-way, Inc.	28,924
703	Kansas City Southern Industries, Inc.*	35,122
9,350	Norfolk Southern Corp.	570,537
1,393	Ryder System, Inc.	52,251
10,868	Union Pacific Corp.	887,590

		1,574,424

Semiconductors & Semiconductor Equipment (2.8%):
32,702	Applied Materials, Inc.	338,466
750	Atmel Corp.*	6,052
2,748	Cree, Inc.*^	71,393
3,316	Fairchild Semiconductor International, Inc.*	35,813
418	Freescale Semiconductor Holdings I, Ltd.*	4,610
140,332	Intel Corp.	2,993,282
1,787	International Rectifier Corp.*	33,274
1,615	Intersil Corp., Class A^	16,618
976	KLA-Tencor Corp.	37,361
10,583	LSI Corp.*	54,820
13,464	Marvell Technology Group, Ltd.*	195,632
2,408	MEMC Electronic Materials, Inc.*^	12,618
23,193	Micron Technology, Inc.*	116,893
1,811	Novellus Systems, Inc.*^	49,368
5,638	PMC-Sierra, Inc.*^	33,715
117	Silicon Laboratories, Inc.*	3,921
5,015	Teradyne, Inc.*^	55,215
11,221	Texas Instruments, Inc.	299,040

		4,358,091

Software (0.3%):
11,116	Activision Blizzard, Inc.^	132,281
10,159	CA, Inc.	197,186
1,493	Compuware Corp.*	11,436
3,619	Synopsys, Inc.*	88,159

		429,062

Specialty Retail (1.5%):
315	Abercrombie & Fitch Co., Class A	19,391
5,238	American Eagle Outfitters, Inc.	61,389
532	AutoNation, Inc.*^	17,439
8,379	Best Buy Co., Inc.^	195,231
4,941	CarMax, Inc.*	117,843
1,505	Chico’s FAS, Inc.	17,202
59	DSW, Inc., Class A	2,725
4,103	Foot Locker, Inc.	82,429

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,747	GameStop Corp., Class A*^	$86,556
9,358	Gap, Inc. (The)^	151,974
16,795	Home Depot, Inc.	552,052
34,467	Lowe’s Cos., Inc.	666,592
2,641	RadioShack Corp.^	30,688
178	Sally Beauty Holdings, Inc.*	2,955
2,313	Signet Jewelers, Ltd.*	78,179
18,883	Staples, Inc.	251,144
1,381	Williams-Sonoma, Inc.	42,521

		2,376,310

Textiles, Apparel & Luxury Goods (0.2%):
1,350	PVH Corp.	78,624
2,303	V.F. Corp.^	279,861

		358,485

Thrifts & Mortgage Finance (0.3%):
856	BankUnited, Inc.	17,771
4,574	Capitol Federal Financial, Inc.	48,301
8,048	First Niagara Financial Group, Inc.	73,639
11,451	Hudson City Bancorp, Inc.	64,813
11,701	New York Community Bancorp, Inc.^	139,242
7,986	People’s United Financial, Inc.^	91,040
2,013	TFS Financial Corp.*	16,366
2,846	Washington Federal, Inc.	36,258

		487,430

Tobacco (0.8%):
14,077	Altria Group, Inc.	377,404
3,804	Lorillard, Inc.	421,103
4,473	Philip Morris International, Inc.	279,026
6,168	Reynolds American, Inc.	231,177

		1,308,710

Trading Companies & Distributors (0.0%):
889	Air Lease Corp.*^	17,069
1,188	GATX Corp.	36,816
583	WESCO International, Inc.*^	19,560

		73,445

Water Utilities (0.1%):
4,601	American Water Works Co., Inc.	138,858
3,318	Aqua America, Inc.^	71,569

		210,427

Wireless Telecommunication Services (0.2%):
944	Clearwire Corp., Class A*^	2,200
545	NII Holdings, Inc.*	14,688
79,216	Sprint Nextel Corp.*	240,817
2,458	Telephone and Data Systems, Inc.^	52,232
371	United States Cellular Corp.*^	14,710

		324,647

Total Common Stocks (Cost $169,653,790)		153,225,790

Short-Term Investment (11.6%):
$18,162,801	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	18,162,801

Total Short-Term Investment (Cost $18,162,801)		18,162,801

Unaffiliated Investment Company (3.3%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Unaffiliated Investment Company, continued
5,221,701	Dreyfus Treasury Prime Cash Management, 0.00%(c)	$5,221,701

	Total Unaffiliated Investment Company (Cost $5,221,701)	5,221,701

	Total Investment Securities (Cost $193,038,292)(d)—112.8%	176,610,292
	Net other assets (liabilities)—(12.8)%	(20,075,536)

	Net Assets—100.0%	$156,534,756

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $17,229,570.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(c)	The rate represents the effective yield at September 30, 2011.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $485,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/11	60	$3,545,858	$(167,858)

Securities Sold Short (-0.0)%

Security Description	Shares	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Lone Pine Resources, Inc.	(350)	$(2,320)	$(2,310)	$10

		$(2,320)	$(2,310)	$10

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (2.6%):
45,632	Boeing Co. (The)^	$2,761,192
22,277	General Dynamics Corp.	1,267,339
7,695	Goodrich Corp.	928,633
48,176	Honeywell International, Inc.	2,115,408
11,406	ITT Industries, Inc.	479,052
6,522	L-3 Communications Holdings, Inc.	404,168
16,947	Lockheed Martin Corp.^	1,231,030
17,122	Northrop Grumman Corp.^	893,084
8,868	Precision Castparts Corp.	1,378,619
21,770	Raytheon Co.	889,740
9,458	Rockwell Collins, Inc.	499,004
55,958	United Technologies Corp.	3,937,205

		16,784,474

Air Freight & Logistics (1.0%):
10,152	C.H. Robinson Worldwide, Inc.^	695,108
13,055	Expeditors International of Washington, Inc.	529,380
19,520	FedEx Corp.	1,321,114
60,396	United Parcel Service, Inc., Class B	3,814,007

		6,359,609

Airlines (0.1%):
49,483	Southwest Airlines Co.^	397,843

Auto Components (0.3%):
15,252	Goodyear Tire & Rubber Co.*	153,893
41,850	Johnson Controls, Inc.	1,103,584
8,418	O’Reilly Automotive, Inc.*	560,891

		1,818,368

Automobiles (0.4%):
233,967	Ford Motor Co.*	2,262,461
14,552	Harley-Davidson, Inc.^	499,570

		2,762,031

Beverages (2.7%):
6,211	Brown-Forman Corp., Class B	435,639
141,388	Coca-Cola Co. (The)	9,552,173
19,642	Coca-Cola Enterprises, Inc.	488,693
11,345	Constellation Brands, Inc.*	204,210
13,360	Dr Pepper Snapple Group, Inc.^	518,101
10,029	Molson Coors Brewing Co., Class B^	397,249
97,452	PepsiCo, Inc.	6,032,279

		17,628,344

Biotechnology (1.3%):
56,905	Amgen, Inc.	3,126,929
14,934	Biogen Idec, Inc.*	1,391,102
28,253	Celgene Corp.*	1,749,426
4,797	Cephalon, Inc.*^	387,118
47,505	Gilead Sciences, Inc.*	1,843,194

		8,497,769

Building Products (0.0%):
22,080	Masco Corp.^	157,210

Capital Markets (1.8%):
14,537	Ameriprise Financial, Inc.	572,176
75,897	Bank of New York Mellon Corp.	1,410,925
6,175	BlackRock, Inc.	913,962
66,353	Charles Schwab Corp. (The)	747,798
15,611	E*TRADE Financial Corp.*	142,216
5,903	Federated Investors, Inc.	103,480
8,962	Franklin Resources, Inc.^	857,126

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
31,146	Goldman Sachs Group, Inc. (The)	$2,944,854
27,765	Invesco, Ltd.	430,635
10,736	Janus Capital Group, Inc.^	64,416
8,073	Legg Mason, Inc.^	207,557
91,399	Morgan Stanley	1,233,887
14,834	Northern Trust Corp.	518,893
31,031	State Street Corp.	997,957
15,787	T. Rowe Price Group, Inc.^	754,145

		11,900,027

Chemicals (2.0%):
13,122	Air Products & Chemicals, Inc.	1,002,127
4,191	Airgas, Inc.	267,470
4,418	CF Industries Holdings, Inc.	545,137
72,730	Dow Chemical Co. (The)^	1,633,516
57,418	E.I. du Pont de Nemours & Co.	2,294,997
4,262	Eastman Chemical Co.	292,075
14,280	Ecolab, Inc.^	698,149
4,437	FMC Corp.	306,863
5,021	International Flavor & Fragrances, Inc.	282,281
32,926	Monsanto Co.	1,976,877
17,056	Mosaic Co. (The)	835,232
9,697	PPG Industries, Inc.^	685,190
18,605	Praxair, Inc.	1,739,195
7,514	Sigma Aldrich Corp.^	464,290

		13,023,399

Commercial Banks (2.5%):
42,913	BB&T Corp.^	915,334
12,214	Comerica, Inc.	280,556
56,620	Fifth Third Bancorp	571,862
16,544	First Horizon National Corp.^	98,602
52,306	Huntington Bancshares, Inc.	251,069
58,641	KeyCorp	347,741
7,732	M&T Bank Corp.^	540,467
32,401	PNC Financial Services Group, Inc.	1,561,404
78,237	Regions Financial Corp.	260,529
33,049	SunTrust Banks, Inc.	593,230
118,279	U.S. Bancorp	2,784,288
325,118	Wells Fargo & Co.	7,841,846
11,278	Zions Bancorp^	158,681

		16,205,609

Commercial Services & Supplies (0.5%):
6,675	Avery Dennison Corp.	167,409
6,868	Cintas Corp.^	193,265
12,503	Iron Mountain, Inc.^	395,345
12,379	Pitney Bowes, Inc.^	232,725
11,633	R.R. Donnelley & Sons Co.^	164,258
19,701	Republic Services, Inc.	552,810
5,301	Stericycle, Inc.*^	427,897
29,062	Waste Management, Inc.^	946,259

		3,079,968

Communications Equipment (2.0%):
338,682	Cisco Systems, Inc.+	5,246,184
4,987	F5 Networks, Inc.*	354,326
7,402	Harris Corp.^	252,926
13,971	JDS Uniphase Corp.*	139,291
32,810	Juniper Networks, Inc.*	566,301
16,107	Motorola Mobility Holdings, Inc.*	608,522
18,594	Motorola Solutions, Inc.	779,089

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
103,433	QUALCOMM, Inc.	$5,029,947
22,470	Tellabs, Inc.^	96,396

		13,072,982

Computers & Peripherals (4.7%):
57,089	Apple, Inc.*	21,761,185
95,493	Dell, Inc.*	1,351,226
127,147	EMC Corp.*	2,668,816
127,715	Hewlett-Packard Co.	2,867,202
4,882	Lexmark International, Inc.*	131,960
22,681	NetApp, Inc.*	769,793
14,726	SanDisk Corp.*	594,194
14,352	Western Digital Corp.*	369,133

		30,513,509

Construction & Engineering (0.2%):
10,699	Fluor Corp.	498,038
7,924	Jacobs Engineering Group, Inc.*	255,866
13,069	Quanta Services, Inc.*	245,567

		999,471

Construction Materials (0.0%):
7,820	Vulcan Materials Co.^	215,519

Consumer Finance (0.8%):
63,954	American Express Co.^	2,871,535
28,283	Capital One Financial Corp.^	1,120,855
33,593	Discover Financial Services	770,623
31,670	SLM Corp.	394,292

		5,157,305

Containers & Packaging (0.1%):
10,071	Ball Corp.	312,402
6,484	Bemis Co., Inc.^	190,046
10,113	Owens-Illinois, Inc.*	152,909
9,995	Sealed Air Corp.	166,917

		822,274

Distributors (0.1%):
9,650	Genuine Parts Co.^	490,220

Diversified Consumer Services (0.1%):
7,545	Apollo Group, Inc., Class A*	298,858
3,816	DeVry, Inc.	141,039
18,540	H&R Block, Inc.^	246,767

		686,664

Diversified Financial Services (2.9%):
624,026	Bank of America Corp.	3,819,039
179,676	Citigroup, Inc.	4,603,299
4,117	CME Group, Inc.	1,014,429
4,527	IntercontinentalExchange, Inc.*	535,363
240,099	JPMorgan Chase & Co.	7,231,782
12,232	Leucadia National Corp.	277,422
12,386	Moody’s Corp.^	377,154
7,851	NASDAQ OMX Group, Inc. (The)*	181,672
16,114	NYSE Euronext	374,489

		18,414,649

Diversified Telecommunication Services (2.9%):
364,909	AT&T, Inc.	10,407,205
37,954	CenturyTel, Inc.	1,257,036
61,252	Frontier Communications Corp.^	374,250
112	Nortel Networks Corp.*	3
174,298	Verizon Communications, Inc.	6,414,166
31,385	Windstream Corp.^	365,949

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
		$18,818,609

Electric Utilities (2.1%):
29,692	American Electric Power Co., Inc.	1,128,890
81,999	Duke Energy Corp.^	1,639,160
20,057	Edison International	767,180
10,883	Entergy Corp.	721,434
40,803	Exelon Corp.^	1,738,616
25,749	FirstEnergy Corp.	1,156,388
26,003	NextEra Energy, Inc.	1,404,682
10,899	Northeast Utilities	366,751
13,720	Pepco Holdings, Inc.^	259,582
6,807	Pinnacle West Capital Corp.^	292,293
35,569	PPL Corp.	1,015,139
18,137	Progress Energy, Inc.	938,046
52,808	Southern Co.	2,237,475

		13,665,636

Electrical Equipment (0.4%):
45,858	Emerson Electric Co.	1,894,394
8,831	Rockwell Automation, Inc.	494,536
5,913	Roper Industries, Inc.	407,465

		2,796,395

Electronic Equipment, Instruments & Components (0.4%):
10,463	Amphenol Corp., Class A^	426,576
96,732	Corning, Inc.	1,195,607
9,702	FLIR Systems, Inc.^	243,035
11,221	Jabil Circuit, Inc.	199,622
8,240	Molex, Inc.^	167,849

		2,232,689

Energy Equipment & Services (1.9%):
29,442	Baker Hughes, Inc.	1,359,043
15,087	Cameron International Corp.*	626,714
4,209	Diamond Offshore Drilling, Inc.	230,401
14,785	FMC Technologies, Inc.*^	555,916
56,625	Halliburton Co.	1,728,195
6,590	Helmerich & Payne, Inc.^	267,554
17,790	Nabors Industries, Ltd.*	218,105
26,087	National-Oilwell Varco, Inc.	1,336,176
15,536	Noble Corp.	455,982
7,924	Rowan Cos., Inc.*	239,225
83,093	Schlumberger, Ltd.	4,963,145

		11,980,456

Food & Staples Retailing (2.4%):
26,958	Costco Wholesale Corp.	2,213,791
82,814	CVS Caremark Corp.	2,780,894
37,252	Kroger Co. (The)	818,054
21,801	Safeway, Inc.^	362,551
13,698	Supervalu, Inc.^	91,229
36,490	SYSCO Corp.	945,091
108,242	Wal-Mart Stores, Inc.	5,617,760
55,755	Walgreen Co.	1,833,782
9,708	Whole Foods Market, Inc.^	634,029

		15,297,181

Food Products (1.8%):
41,607	Archer-Daniels-Midland Co.	1,032,270
10,984	Campbell Soup Co.^	355,552
25,521	ConAgra Foods, Inc.	618,119
11,792	Dean Foods Co.*	104,595
39,811	General Mills, Inc.	1,531,529

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
19,766	H.J. Heinz Co.^	$997,788
9,520	Hershey Co.	563,965
8,548	Hormel Foods Corp.^	230,967
7,010	J.M. Smucker Co. (The)	510,959
15,377	Kellogg Co.	817,903
108,749	Kraft Foods, Inc., Class A	3,651,791
8,167	McCormick & Co.	376,989
36,247	Sara Lee Corp.	592,638
17,982	Tyson Foods, Inc., Class A	312,167

		11,697,232

Gas Utilities (0.2%):
9,200	EQT Corp.	490,912
2,801	Nicor, Inc.^	154,083
6,376	ONEOK, Inc.^	421,071
10,905	QEP Resources, Inc.^	295,198

		1,361,264

Health Care Equipment & Supplies (1.9%):
34,989	Baxter International, Inc.^	1,964,283
13,388	Becton, Dickinson & Co.^	981,608
94,222	Boston Scientific Corp.*^	556,852
5,334	C.R. Bard, Inc.	466,938
13,817	CareFusion Corp.*	330,917
30,381	Covidien plc	1,339,802
8,569	DENTSPLY International, Inc.^	262,983
7,076	Edwards Lifesciences Corp.*	504,377
2,407	Intuitive Surgical, Inc.*	876,822
65,026	Medtronic, Inc.	2,161,464
20,286	St. Jude Medical, Inc.	734,150
20,326	Stryker Corp.	957,965
7,222	Varian Medical Systems, Inc.*^	376,700
11,726	Zimmer Holdings, Inc.*^	627,341

		12,142,202

Health Care Providers & Services (2.1%):
22,963	Aetna, Inc.	834,705
16,581	AmerisourceBergen Corp.	617,974
21,220	Cardinal Health, Inc.	888,694
16,634	CIGNA Corp.	697,630
9,032	Coventry Health Care, Inc.*	260,212
5,751	DaVita, Inc.*	360,415
30,058	Express Scripts, Inc.*	1,114,250
10,271	Humana, Inc.	747,010
6,232	Laboratory Corp. of America Holdings*^	492,640
15,167	McKesson, Inc.	1,102,641
23,741	Medco Health Solutions, Inc.*	1,113,215
5,763	Patterson Companies, Inc.	164,995
9,743	Quest Diagnostics, Inc.	480,914
28,531	Tenet Healthcare Corp.*	117,833
66,269	UnitedHealth Group, Inc.	3,056,326
22,209	WellPoint, Inc.	1,449,803

		13,499,257

Health Care Technology (0.1%):
8,950	Cerner Corp.*	613,254

Hotels, Restaurants & Leisure (1.9%):
28,464	Carnival Corp.	862,459
1,930	Chipotle Mexican Grill, Inc.*	584,694
8,243	Darden Restaurants, Inc.^	352,388
18,068	International Game Technology	262,528
17,390	Marriott International, Inc., Class A^	473,704

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
63,534	McDonald’s Corp.	$5,579,556
45,939	Starbucks Corp.	1,713,065
11,938	Starwood Hotels & Resorts Worldwide, Inc.	463,433
10,075	Wyndham Worldwide Corp.	287,238
4,923	Wynn Resorts, Ltd.^	566,539
28,594	Yum! Brands, Inc.	1,412,258

		12,557,862

Household Durables (0.3%):
17,094	D.R. Horton, Inc.	154,530
9,509	Fortune Brands, Inc.	514,247
4,254	Harman International Industries, Inc.	121,579
8,795	Leggett & Platt, Inc.^	174,053
9,897	Lennar Corp.^	134,005
17,669	Newell Rubbermaid, Inc.	209,731
21,724	Pulte Group, Inc.*^	85,810
4,785	Whirlpool Corp.^	238,819

		1,632,774

Household Products (2.4%):
8,149	Clorox Co. (The)^	540,523
29,956	Colgate-Palmolive Co.	2,656,498
24,124	Kimberly-Clark Corp.	1,713,045
169,205	Procter & Gamble Co. (The)	10,690,372

		15,600,438

Independent Power Producers & Energy Traders (0.2%):
40,449	AES Corp. (The)*	394,782
12,436	Constellation Energy Group, Inc.	473,314
14,961	NRG Energy, Inc.*	317,323

		1,185,419

Industrial Conglomerates (2.3%):
43,690	3M Co.^	3,136,505
652,743	General Electric Co.	9,947,803
17,334	Textron, Inc.^	305,772
28,595	Tyco International, Ltd.	1,165,246

		14,555,326

Insurance (3.5%):
20,808	ACE, Ltd.	1,260,965
28,761	AFLAC, Inc.	1,005,197
31,812	Allstate Corp. (The)	753,626
26,889	American International Group, Inc.	590,213
20,117	Aon Corp.	844,512
5,817	Assurant, Inc.	208,249
108,291	Berkshire Hathaway, Inc., Class B*	7,692,993
17,607	Chubb Corp. (The)^	1,056,244
10,222	Cincinnati Financial Corp.^	269,145
30,114	Genworth Financial, Inc.*^	172,854
27,507	Hartford Financial Services Group, Inc. (The)^	443,963
18,889	Lincoln National Corp.	295,235
19,155	Loews Corp.	661,805
33,355	Marsh & McLennan Cos., Inc.	885,242
65,112	MetLife, Inc.	1,823,787
19,304	Principal Financial Group, Inc.^	437,622
39,330	Progressive Corp. (The)	698,501
29,923	Prudential Financial, Inc.	1,402,192
6,471	Torchmark Corp.^	225,579
25,781	Travelers Cos., Inc. (The)	1,256,308
18,468	UnumProvident Corp.	387,089

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
20,206	XL Group plc	$379,873

		22,751,194

Internet & Catalog Retail (1.1%):
22,362	Amazon.com, Inc.*	4,835,335
11,991	Expedia, Inc.^	308,768
3,235	Netflix, Inc.*^	366,073
3,065	Priceline.com, Inc.*	1,377,595

		6,887,771

Internet Software & Services (1.8%):
11,364	Akamai Technologies, Inc.*	225,916
70,624	eBay, Inc.*	2,082,702
15,509	Google, Inc., Class A*	7,977,519
10,160	VeriSign, Inc.^	290,678
77,750	Yahoo!, Inc.*	1,023,190

		11,600,005

IT Services (3.9%):
39,683	Accenture plc, Class A	2,090,500
30,154	Automatic Data Processing, Inc.	1,421,761
18,696	Cognizant Technology Solutions Corp., Class A*	1,172,239
9,717	Computer Sciences Corp.^	260,901
15,263	Fidelity National Information Services, Inc.	371,196
8,806	Fiserv, Inc.*	447,081
73,542	International Business Machines Corp.	12,872,056
6,572	MasterCard, Inc., Class A	2,084,376
19,838	Paychex, Inc.	523,128
16,987	SAIC, Inc.*^	200,617
10,375	Teradata Corp.*	555,374
9,938	Total System Services, Inc.	168,250
31,498	Visa, Inc., Class A^	2,700,009
38,640	Western Union Co.	590,806

		25,458,294

Leisure Equipment & Products (0.1%):
7,447	Hasbro, Inc.	242,847
21,236	Mattel, Inc.^	549,800

		792,647

Life Sciences Tools & Services (0.4%):
21,375	Agilent Technologies, Inc.*	667,969
11,107	Life Technologies Corp.*	426,842
6,747	PerkinElmer, Inc.	129,610
23,511	Thermo Fisher Scientific, Inc.*	1,190,597
5,625	Waters Corp.*	424,631

		2,839,649

Machinery (2.0%):
39,782	Caterpillar, Inc.^	2,937,503
11,988	Cummins, Inc.	978,940
35,034	Danaher Corp.	1,469,326
25,489	Deere & Co.^	1,645,825
11,451	Dover Corp.	533,617
20,999	Eaton Corp.	745,464
3,378	Flowserve Corp.	249,972
30,261	Illinois Tool Works, Inc.	1,258,858
20,375	Ingersoll-Rand plc^	572,334
6,485	Joy Global, Inc.	404,534
22,502	PACCAR, Inc.	761,018
7,204	Pall Corp.	305,450

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,548	Parker Hannifin Corp.	$602,765
3,481	Snap-On, Inc.	154,556
10,364	Stanley Black & Decker, Inc.	508,872

		13,129,034

Media (3.0%):
14,086	Cablevision Systems Corp., Class A	221,573
41,241	CBS Corp., Class B	840,492
169,287	Comcast Corp., Class A^	3,538,098
45,463	DIRECTV Group, Inc. (The), Class A*	1,920,812
16,855	Discovery Communications, Inc., Class A*^	634,085
15,280	Gannett Co., Inc.^	145,618
29,467	Interpublic Group of Cos., Inc. (The)	212,162
18,549	McGraw-Hill Cos., Inc. (The)	760,509
140,718	News Corp.	2,176,908
17,204	Omnicom Group, Inc.	633,795
6,071	Scripps Networks Interactive, Class A^	225,659
20,024	Time Warner Cable, Inc.	1,254,904
64,336	Time Warner, Inc.	1,928,150
35,383	Viacom, Inc., Class B	1,370,737
114,291	Walt Disney Co. (The)	3,447,017
298	Washington Post Co. (The), Class B^	97,437

		19,407,956

Metals & Mining (0.9%):
6,668	AK Steel Holding Corp.^	43,609
65,512	Alcoa, Inc.^	626,950
6,595	Allegheny Technologies, Inc.	243,949
8,989	Cliffs Natural Resources, Inc.	459,967
58,364	Freeport-McMoRan Copper & Gold, Inc.	1,777,184
30,428	Newmont Mining Corp.^	1,913,921
19,484	Nucor Corp.^	616,474
5,276	Titanium Metals Corp.^	79,034
8,736	United States Steel Corp.^	192,279

		5,953,367

Multi-Utilities (1.5%):
14,874	Ameren Corp.	442,799
26,213	CenterPoint Energy, Inc.	514,299
15,494	CMS Energy Corp.	306,626
18,031	Consolidated Edison, Inc.^	1,028,128
35,051	Dominion Resources, Inc.	1,779,539
10,423	DTE Energy Co.	510,936
4,797	Integrys Energy Group, Inc.^	233,230
17,270	NiSource, Inc.^	369,233
24,765	PG&E Corp.	1,047,807
31,147	Public Service Enterprise Group, Inc.	1,039,375
7,136	SCANA Corp.^	288,651
14,747	Sempra Energy	759,471
13,272	TECO Energy, Inc.^	227,349
14,387	Wisconsin Energy Corp.	450,169
29,830	Xcel Energy, Inc.	736,503

		9,734,115

Multiline Retail (0.8%):
4,037	Big Lots, Inc.*	140,609
7,346	Family Dollar Stores, Inc.	373,618
8,801	J.C. Penney Co., Inc.^	235,691
17,305	Kohl’s Corp.^	849,675

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
26,293	Macy’s, Inc.	$692,032
10,081	Nordstrom, Inc.	460,500
2,370	Sears Holdings Corp.*^	136,322
41,580	Target Corp.	2,039,083

		4,927,530

Office Electronics (0.1%):
86,395	Xerox Corp.	602,173

Oil, Gas & Consumable Fuels (9.5%):
13,936	Alpha Natural Resources, Inc.*	246,528
30,652	Anadarko Petroleum Corp.	1,932,609
23,640	Apache Corp.	1,896,874
6,432	Cabot Oil & Gas Corp.	398,205
40,687	Chesapeake Energy Corp.^	1,039,553
123,340	Chevron Corp.	11,411,417
84,549	ConocoPhillips	5,353,643
13,958	Consol Energy, Inc.	473,595
24,760	Denbury Resources, Inc.*^	284,740
25,648	Devon Energy Corp.	1,421,925
47,420	El Paso Corp.	828,902
16,540	EOG Resources, Inc.	1,174,505
299,404	Exxon Mobil Corp.	21,745,712
18,624	Hess Corp.^	977,015
43,959	Marathon Oil Corp.	948,635
21,947	Marathon Petroleum Corp.	593,886
11,912	Murphy Oil Corp.	526,034
8,232	Newfield Exploration Co.*	326,728
10,867	Noble Energy, Inc.	769,384
50,047	Occidental Petroleum Corp.	3,578,360
16,673	Peabody Energy Corp.	564,881
7,189	Pioneer Natural Resources Co.	472,820
9,915	Range Resources Corp.^	579,631
21,423	Southwestern Energy Co.*	714,029
40,035	Spectra Energy Corp.^	982,058
7,562	Sunoco, Inc.^	234,498
9,004	Tesoro Corp.*	175,308
35,221	Valero Energy Corp.	626,229
36,255	Williams Cos., Inc. (The)	882,447

		61,160,151

Paper & Forest Products (0.2%):
26,908	International Paper Co.	625,611
10,545	MeadWestvaco Corp.	258,985
33,158	Weyerhaeuser Co.	515,607

		1,400,203

Personal Products (0.3%):
26,512	Avon Products, Inc.	519,635
6,961	Estee Lauder Co., Inc. (The), Class A	611,454
12,556	Mead Johnson Nutrition Co., Class A	864,230

		1,995,319

Pharmaceuticals (6.1%):
95,848	Abbott Laboratories	4,901,667
18,934	Allergan, Inc.	1,559,783
105,026	Bristol-Myers Squibb Co.	3,295,716
62,729	Eli Lilly & Co.	2,319,091
16,907	Forest Laboratories, Inc.*	520,566
10,152	Hospira, Inc.*	375,624
168,745	Johnson & Johnson Co.	10,750,744
189,705	Merck & Co., Inc.	6,205,251
26,249	Mylan, Inc.*	446,233
480,446	Pfizer, Inc.	8,494,285

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
7,781	Watson Pharmaceuticals, Inc.*	$531,053

		39,400,013

Professional Services (0.1%):
3,095	Dun & Bradstreet Corp.	189,600
7,533	Equifax, Inc.	231,564
7,595	Monster Worldwide, Inc.*^	54,532
9,107	Robert Half International, Inc.^	193,251

		668,947

Real Estate Investment Trusts (REITs) (1.6%):
7,474	Apartment Investment & Management Co., Class A^	165,325
5,790	Avalonbay Communities, Inc.	660,350
9,044	Boston Properties, Inc.	805,820
18,254	Equity Residential Property Trust	946,835
25,068	HCP, Inc.^	878,884
10,923	Health Care REIT, Inc.	511,196
43,464	Host Hotels & Resorts, Inc.	475,496
25,048	Kimco Realty Corp.^	376,472
10,002	Plum Creek Timber Co., Inc.^	347,170
28,256	ProLogis, Inc.	685,208
8,721	Public Storage, Inc.	971,083
18,078	Simon Property Group, Inc.	1,988,219
17,726	Ventas, Inc.^	875,664
11,355	Vornado Realty Trust	847,310

		10,535,032

Real Estate Management & Development (0.0%):
20,004	CB Richard Ellis Group, Inc., Class A*	269,254

Road & Rail (0.8%):
67,436	CSX Corp.	1,259,030
21,416	Norfolk Southern Corp.	1,306,804
3,205	Ryder System, Inc.	120,220
30,054	Union Pacific Corp.	2,454,510

		5,140,564

Semiconductors & Semiconductor Equipment (2.3%):
36,392	Advanced Micro Devices, Inc.*^	184,871
19,946	Altera Corp.	628,897
18,433	Analog Devices, Inc.	576,031
81,112	Applied Materials, Inc.	839,509
29,644	Broadcom Corp., Class A	986,849
3,612	First Solar, Inc.*^	228,314
323,351	Intel Corp.	6,897,077
10,332	KLA-Tencor Corp.	395,509
14,027	Linear Technology Corp.	387,847
35,277	LSI Corp.*	182,735
14,561	MEMC Electronic Materials, Inc.*^	76,300
11,842	Microchip Technology, Inc.^	368,405
61,792	Micron Technology, Inc.*^	311,432
4,288	Novellus Systems, Inc.*^	116,891
37,162	NVIDIA Corp.*^	464,525
11,828	Teradyne, Inc.*^	130,226
71,135	Texas Instruments, Inc.	1,895,748
16,321	Xilinx, Inc.^	447,848

		15,119,014

Software (3.8%):
30,412	Adobe Systems, Inc.*^	735,058
13,982	Autodesk, Inc.*	388,420
10,887	BMC Software, Inc.*	419,803

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
23,298	CA, Inc.	$452,214
11,591	Citrix Systems, Inc.*	632,057
12,950	Compuware Corp.*	99,197
20,576	Electronic Arts, Inc.*	420,779
18,716	Intuit, Inc.*	887,887
459,164	Microsoft Corp.	11,428,592
243,297	Oracle Corp.	6,992,356
11,881	Red Hat, Inc.*	502,091
8,343	Salesforce.com, Inc.*	953,438
46,155	Symantec Corp.*	752,327

		24,664,219

Specialty Retail (1.8%):
5,410	Abercrombie & Fitch Co., Class A	333,040
3,052	AutoNation, Inc.*^	100,045
1,791	AutoZone, Inc.*	571,669
15,067	Bed Bath & Beyond, Inc.*	863,490
18,650	Best Buy Co., Inc.^	434,545
13,926	CarMax, Inc.*	332,135
8,618	GameStop Corp., Class A*^	199,076
21,364	Gap, Inc. (The)^	346,951
96,327	Home Depot, Inc.	3,166,269
15,248	Limited Brands, Inc.^	587,200
77,622	Lowe’s Cos., Inc.	1,501,209
7,149	Ross Stores, Inc.	562,555
5,447	Sherwin Williams Co.^	404,821
43,656	Staples, Inc.	580,625
7,835	Tiffany & Co.^	476,525
23,460	TJX Cos., Inc.	1,301,326
7,298	Urban Outfitters, Inc.*^	162,891

		11,924,372

Textiles, Apparel & Luxury Goods (0.6%):
17,798	Coach, Inc.	922,470
23,389	Nike, Inc., Class B^	1,999,993
3,985	Ralph Lauren Corp.^	516,855
5,336	V.F. Corp.^	648,431

		4,087,749

Thrifts & Mortgage Finance (0.1%):
32,391	Hudson City Bancorp, Inc.	183,333
23,014	People’s United Financial, Inc.^	262,360

		445,693

Tobacco (1.8%):
127,544	Altria Group, Inc.	3,419,455
8,525	Lorillard, Inc.	943,717
108,163	Philip Morris International, Inc.	6,747,208
20,814	Reynolds American, Inc.	780,109

		11,890,489

Trading Companies & Distributors (0.2%):
18,167	Fastenal Co.^	604,598
3,743	W.W. Grainger, Inc.^	559,728

		1,164,326

Wireless Telecommunication Services (0.3%):
24,367	American Tower Corp., Class A*	1,310,945
18,033	MetroPCS Communications, Inc.*^	157,067
184,328	Sprint Nextel Corp.*	560,357

		2,028,369

Total Common Stocks (Cost $581,213,544)		634,600,687

Shares or Contracts		Fair Value
Short-Term Investment (11.3%):
72,974,651	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	72,974,651

Total Short-Term Investment (Cost $72,974,651)		72,974,651

Unaffiliated Investment Company (1.7%):
11,176,409	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$11,176,409

Total Unaffiliated Investment Company (Cost $11,176,409)		11,176,409

Total Investment Securities (Cost $665,364,604)(c)—111.0%		718,751,747
Net other assets (liabilities)—(11.0)%		(71,248,895)

Net Assets—100.0%		$647,502,852

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $69,254,833.
+	All or a portion of the investment security is segregated as collateral for futures contracts, the aggregate fair value of the segregated security is $759,500.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $45,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/11	208	$12,207,231	$(496,831)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (95.5%):
Auto Components (1.7%):
13,879	Hyundai Mobis Co., Ltd.	$3,942,182
196,573	TAV Havalimanlari Holding AS*	775,936

		4,718,118

Automobiles (4.5%):
1,704,000	Dongfeng Motor Corp.	2,258,390
41,165	Hyundai Motor Co.	7,221,843
74,373	Mahindra & Mahindra, Ltd.	1,213,993
289,000	PT Astra International Tbk	2,043,492

		12,737,718

Beverages (0.4%):
5,991	Anadolu Efes Biracilik ve Malt Sanayii AS	69,010
168,627	Fomento Economico Mexicano SAB de C.V.	1,094,696

		1,163,706

Capital Markets (0.4%):
379,425	Egyptian Financial Group-Hermes Holding*	1,064,658

Chemicals (3.0%):
54,412	Industries Qatar Q.S.C.	1,838,109
12,579	LG Chem, Ltd.	3,332,974
873,000	Nan Ya Plastics Corp.	1,879,931
40,550	Uralkali, SP	1,380,735

		8,431,749

Commercial Banks (19.6%):
269,403	Banco Bradesco SA, ADR	3,984,470
658,700	Bangkok Bank Public Co., Ltd.	3,078,901
8,590,832	China Construction Bank	5,126,415
3,707,101	Chinatrust Financial Holding Co., Ltd.	2,109,153
630,200	CIMB Group Holdings Berhad	1,367,896
57,642	Commercial International Bank Egypt SAE	221,485
9,351	Credicorp, Ltd.	862,162
131,360	DGB Financial Group, Inc.*	1,523,581
356,752	Grupo Financiero Banorte SA de C.V.	1,054,796
89,440	Hana Financial Group, Inc.	2,599,545
424,101	HDFC Bank, Ltd.	3,998,831
55,800	ICICI Bank, Ltd., SP ADR	1,937,376
10,770,385	Industrial & Commercial Bank of China	5,206,300
336,343	Itau Unibanco Banco Multiplo SA, SP ADR^	5,220,043
909,600	Kasikornbank Public Co., Ltd.	3,365,347
22,584	OTP Bank Nyrt.^	332,799
96,651	PKO Bank Polski SA	947,651
3,966,500	PT Bank Mandiri Tbk	2,773,153
388,500	Public Bank Berhad	1,481,034
1,472,470	Sberbank	3,184,210
62,978	Shinhan Financial Group Co., Ltd.	2,202,644
387,761	Turkiye Garanti Bankasi AG	1,503,901
171,559	Turkiye Halk Bankasi AS	1,230,017

		55,311,710

Computers & Peripherals (0.9%):
198,565	Asustek Computer, Inc.	1,483,440
1,800,000	Lenovo Group, Ltd.	1,203,599

		2,687,039

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.3%):
16,883	GS Engineering & Construction Corp.	$1,372,454
61,074	Larsen & Toubro, Ltd.	1,662,723
122,019	Murray & Roberts Holdings, Ltd.	391,483
6,200	Orascom Construction Industries, GDR	216,752

		3,643,412

Construction Materials (1.9%):
627,000	Anhui Conch Cement Co., Ltd., Class H^	1,704,844
293,023	Corporacion GEO SA de C.V., Series B*	378,971
1,865,500	PT Semen Gresik (Persero) Tbk	1,747,222
1,433,427	Taiwan Cement Corp.	1,519,623

		5,350,660

Consumer Finance (0.4%):
831,493	Compartamos SAB de C.V.	1,124,563

Diversified Financial Services (0.4%):
418,166	FirstRand, Ltd.	1,011,102

Diversified Telecommunication Services (1.6%):
48,080	Chunghwa Telecom Co., Ltd., ADR	1,586,640
56,458	Telecomunicacoes De Sao Paulo SA	1,493,314
67,955	Telekomunikacja Polska SA	354,277
228,798	Turk Telekomunikasyon AS	979,575

		4,413,806

Electric Utilities (0.8%):
42,401	Companhia Energetica de Minas Gerais SA, Preferred Shares	619,265
104,623	Companhia Energetica de Minas Gerais SA, SP ADR	1,552,605
13,200	Sibenergyholding JSC*(a)	—

		2,171,870

Electronic Equipment, Instruments & Components (1.4%):
126,776	Hon Hai Precision Industry Co., Ltd.	565,707
840,129	Hon Hai Precision Industry Co., Ltd.	1,876,058
57,585	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	261,517
1,129,240	WPG Holdings, Ltd.	1,295,262

		3,998,544

Energy Equipment & Services (0.1%):
1,837,000	China Suntien Green Energy Corp., Class H	332,147

Food & Staples Retailing (3.0%):
1,426,500	CP ALL PCL	2,189,467
5,009	E-Mart Co., Ltd.*	1,253,030
4,486	Shinsegae Co., Ltd.	1,021,107
1,048,630	Wal-Mart de Mexico SAB de C.V., Series V	2,405,323
56,777	X5 Retail Group NV*	1,558,329

		8,427,256

Food Products (1.5%):
58,700	BRF - Brasil Foods SA, ADR^	1,029,011
63,346	Grupo Bimbo SAB de C.V., Series A	116,972
2,041,500	PT Indofood Sukses Makmur Tbk	1,152,828
2,746,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	629,920
Food Products, continued

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
578,000	Tingyi (Cayman Islands) Holding Corp.^	$1,416,723

		4,345,454

Hotels, Restaurants & Leisure (0.7%):
726,400	Genting Berhard	2,057,608

Household Durables (0.7%):
581,000	PDG Realty SA Empreendimentos e Participacoes	1,873,296

Household Products (1.3%):
8,282	LG Household & Health Care, Ltd.	3,727,437

Independent Power Producers & Energy Traders (0.8%):
1,516,000	China Resources Power Holdings Co.	2,288,117

Industrial Conglomerates (0.8%):
869,600	Sime Darby Berhad	2,264,088

Insurance (2.1%):
18,239	Cathay Financial Holding Co., Ltd.	20,683
309,400	China Pacific Insurance Group Co., Ltd., Class H	891,260
207,000	Ping An Insurance Group Co. of China	1,157,077
14,876	Powszechny Zaklad Ubezpieczen SA	1,405,904
14,626	Samsung Fire & Marine Insurance Co., Ltd.	2,612,019

		6,086,943

Internet Software & Services (1.7%):
11,700	Baidu, Inc., SP ADR*	1,250,847
4,629	Daum Communications Corp.	555,639
153,400	Tencent Holdings, Ltd.	3,146,745

		4,953,231

IT Services (0.5%):
25,521	Infosys Technologies, Ltd.	1,292,963

Machinery (0.8%):
317,639	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., Class H^	349,070
3,175	Hyundai Heavy Industries Co., Ltd.	736,060
82,000	Iochpe-Maxion SA	815,419
88,000	Weichai Power Co., Ltd., Class H	399,148

		2,299,697

Media (1.6%):
139,080	Cheil Worldwide, Inc.	2,181,408
184,219	Cyfrowy Polsat SA*	827,324
37,008	Naspers, Ltd.	1,603,948

		4,612,680

Metals & Mining (4.1%):
31,356	AngloGold Ashanti, Ltd.	1,302,309
24,700	Compania de Minas Buenaventura SA, SP ADR	932,178
207,900	Gerdau SA, SP ADR	1,482,327
524,700	Grupo Mexico SAB de C.V., Series B	1,241,392
15,208	KGHM Polska Miedz SA	597,665
46,624	Mining & Metallurgical Co. Norilsk Nickel, SP ADR^	1,002,416
26,264	Novolipetsk Steel, GDR, Registered Shares	538,512
3,494	POSCO	1,074,375
153,900	Vale SA, SP ADR	3,508,920

		11,680,094

Shares		Fair Value
Common Stocks, continued
Multiline Retail (1.2%):
60,000	Lojas Renner SA	$1,608,300
81,795	Magazine Luiza SA*	503,521
1,070,500	Parkson Retail Group, Ltd.^	1,264,153

		3,375,974

Oil, Gas & Consumable Fuels (15.8%):
2,628,000	China Petroleum & Chemical Corp. (Sinopec), H Shares	2,531,105
887,500	China Shenhua Energy Co., Ltd.	3,483,191
3,231,000	CNOOC, Ltd.	5,191,120
96,600	LUKOIL, SP ADR^	4,848,354
15,749	MOL Hungarian Oil & Gas Nyrt.*^	1,062,204
17,150	Novatek Oao	1,954,622
861,132	OAO Gazprom, SP ADR	8,223,811
1,444,000	PetroChina Co., Ltd.	1,750,213
92,601	Petroleo Brasileiro SA, ADR	2,078,892
133,904	Petroleo Brasileiro SA, SP ADR^	2,774,491
464,600	PTT PCL	3,822,620
174,600	Rosneft Oil Co.	1,017,196
45,990	Sasol, Ltd.	1,881,920
16,917	SK Energy Co., Ltd.	1,987,866
84,000	Ultrapar Participacoes SA	1,325,140
44,700	Ultrapar Participacoes SA, SP ADR^	707,601

		44,640,346

Pharmaceuticals (0.9%):
54,172	Dr. Reddy’s Laboratories, Ltd.	1,625,009
7,739	Richter Gedeon Nyrt.	1,055,264

		2,680,273

Real Estate Management & Development (1.8%):
137,900	BR Malls Participacoes SA	1,382,302
100,700	BR Properties SA	908,149
1,738,000	China Overseas Land & Investment, Ltd.^	2,486,919
2,562,420	Franshion Properties China, Ltd.^	399,480

		5,176,850

Semiconductors & Semiconductor Equipment (6.9%):
20,000	Samsung Electronics Co., Ltd.	14,012,047
2,474,110	Taiwan Semiconductor Manufacturing Co., Ltd.	5,607,581

		19,619,628

Specialty Retail (0.8%):
1,265,000	Belle International Holdings, Ltd.	2,158,406

Transportation Infrastructure (1.6%):
102,064	Companhia de Concessoes Rodoviarias	2,632,105
64,212	Globaltrans Investment plc	868,198
68,899	Imperial Holdings, Ltd.	896,771

		4,397,074

Wireless Telecommunication Services (8.5%):
251,900	America Movil SAB de C.V., SP ADR, Series L	5,561,952
1,717,100	Axiata Group Berhad*	2,456,127
134,143	Bharti Airtel, Ltd.	1,019,443
1,021,000	China Mobile, Ltd.	9,957,641
136,200	Mobile TeleSystems, SP ADR	1,675,260
128,770	MTN Group, Ltd.	2,109,403
519,000	Taiwan Mobile Co., Ltd.	1,278,117

		24,057,943

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
	Total Common Stocks (Cost $282,012,041)	270,176,160

Preferred Stocks (2.1%):
Beverages (0.7%):
68,074	Companhia de Bebidas das Americas, SP ADR, Preferred Shares	$2,086,468

Metals & Mining (1.4%):
182,100	Vale SA, SP ADR, Preferred Shares	3,824,100

	Total Preferred Stocks (Cost $4,204,370)	5,910,568

Warrant (0.2%):
Diversified Financial Services (0.2%):
302,095	Sberbank*(b)	661,588

	Total Warrants (Cost $676,070)	661,588

Short-Term Investment (7.8%):
$ 21,896,271	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	21,896,271

	Total Short-Term Investment (Cost $21,896,271)	21,896,271

Unaffiliated Investment Company (1.5%):
4,334,920	Dreyfus Treasury Prime Cash Management, 0.00%(d)	4,334,920

	Total Unaffiliated Investment Company (Cost $4,334,920)	4,334,920

	Total Investment Securities (Cost $313,123,672)(e)—107.1%	302,979,507
	Net other assets (liabilities)—(7.1)%	(20,127,714)

	Net Assets—100.0%	$282,851,793

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $20,487,592.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2011. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(d)	The rate represents the effective yield at September 30, 2011.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2011:

Country	Percentage
Belize	1.0%
Bermuda	0.3
Brazil	13.5
Cayman Islands	0.4
China	7.2
Cyprus	0.3
Egypt	0.5
Hong Kong	12.0
Hungary	0.9
India	4.5
Indonesia	3.0
Malaysia	3.4
Mexico	4.6
Netherlands	0.6
Peru	0.3
Poland	1.5
Qatar	0.7
Republic of Korea (South)	18.3
Russian Federation	8.5
South Africa	3.3
Switzerland	0.3
Taiwan	6.9
Thailand	4.4
Tokelau	— ^
Turkey	1.6
United Kingdom	0.2
United States	1.8

100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (2.1%):
16,606	AAR Corp.^	$276,822
7,723	Aerovironment, Inc.*^	217,403
3,863	American Science & Engineering, Inc.^	235,836
10,412	Ceradyne, Inc.*	279,979
6,601	Cubic Corp.	257,901
19,511	Curtiss-Wright Corp.	562,502
24,356	Gencorp, Inc.*^	109,358
19,210	Moog, Inc., Class A*	626,630
24,464	Orbital Sciences Corp.*	313,139
15,392	Teledyne Technologies, Inc.*	752,053

		3,631,623

Air Freight & Logistics (0.4%):
12,356	Forward Air Corp.	314,460
15,689	Hub Group, Inc., Class A*	443,528

		757,988

Airlines (0.3%):
6,300	Allegiant Travel Co.*^	296,919
21,905	SkyWest, Inc.^	252,127

		549,046

Auto Components (0.3%):
8,019	Drew Industries, Inc.^	160,220
14,083	Spartan Motors, Inc.^	58,163
8,313	Standard Motor Products, Inc.^	107,819
9,923	Superior Industries International, Inc.	153,310

		479,512

Automobiles (0.0%):
12,068	Winnebago Industries, Inc.*^	83,511

Beverages (0.2%):
3,622	Boston Beer Co., Inc. (The), Class A*^	263,319

Biotechnology (1.8%):
22,523	ArQule, Inc.*	113,741
25,576	Cubist Pharmaceuticals, Inc.*^	903,344
10,363	Emergent Biosolutions, Inc.*	159,901
31,445	Regeneron Pharmaceuticals, Inc.*^	1,830,099
29,604	Savient Pharmaceuticals, Inc.*^	121,377

		3,128,462

Building Products (0.8%):
7,854	AAON, Inc.^	123,701
11,755	Apogee Enterprises, Inc.	100,975
12,669	Gibraltar Industries, Inc.*	102,872
19,797	Griffon Corp.*^	161,940
8,349	NCI Building Systems, Inc.*	63,118
15,852	Quanex Building Products Corp.^	173,579
16,978	Simpson Manufacturing Co., Inc.	423,262
8,178	Universal Forest Products, Inc.	196,681

		1,346,128

Capital Markets (0.8%):
8,527	Calamos Asset Management, Inc., Class A	85,355
17,036	Investment Technology Group, Inc.*	166,782
6,530	Piper Jaffray Cos., Inc.*^	117,083
45,767	Prospect Capital Corp.^	384,901
22,480	Stifel Financial Corp.*^	597,069
12,136	SWS Group, Inc.	56,918

		1,408,108

Shares		Fair Value
Common Stocks, continued
Chemicals (2.3%):
12,916	A. Schulman, Inc.	$219,443
9,744	American Vanguard Corp.^	108,743
10,790	Arch Chemicals, Inc.	506,267
12,110	Balchem Corp.^	451,824
23,642	Calgon Carbon Corp.*^	344,464
20,654	H.B. Fuller Co.	376,316
3,737	Hawkins, Inc.^	118,986
8,622	Koppers Holdings, Inc.	220,809
13,429	Kraton Performance Polymers, Inc.*	217,281
7,735	LSB Industries, Inc.*	221,762
13,531	OM Group, Inc.*	351,400
38,663	PolyOne Corp.	414,081
5,373	Quaker Chemical Corp.	139,268
3,448	Stepan Co.	231,637
9,199	Zep, Inc.	138,169

		4,060,450

Commercial Banks (5.2%):
11,900	Bank of the Ozarks, Inc.^	249,067
32,684	Boston Private Financial Holdings, Inc.^	192,182
6,299	City Holding Co.^	170,010
16,529	Columbia Banking System, Inc.^	236,695
15,403	Community Bank System, Inc.^	349,494
43,946	First Commonwealth Financial Corp.	162,600
24,380	First Financial Bancorp	336,444
13,161	First Financial Bankshares, Inc.^	344,292
30,869	First Midwest Bancorp, Inc.^	225,961
53,157	FNB Corp.^	455,555
30,095	Glacier Bancorp, Inc.^	281,990
62,526	Hanmi Financial Corp.*^	51,897
9,431	Home Bancshares, Inc.	200,126
8,991	Independent Bank Corp.^	195,464
15,863	Nara Bancorp, Inc.*	96,288
51,415	National Penn Bancshares, Inc.^	360,419
14,058	NBT Bancorp, Inc.^	261,760
39,651	Old National Bancorp^	369,547
14,041	PacWest Bancorp	195,731
14,335	Pinnacle Financial Partners, Inc.*^	156,825
24,963	PrivateBancorp, Inc.	187,722
11,762	S & T Bancorp, Inc.^	190,074
19,283	Signature Bank*^	920,378
7,271	Simmons First National Corp., Class A^	157,781
12,914	Sterling Bancorp	93,756
54,444	Susquehanna Bancshares, Inc.^	297,809
15,629	Texas Capital Bancshares, Inc.*^	357,123
3,402	Tompkins Financial Corp.^	121,724
13,558	UMB Financial Corp.	434,941
47,932	Umpqua Holdings Corp.^	421,322
15,971	United Bankshares, Inc.^	320,857
7,957	United Community Banks, Inc.*^	67,555
25,123	Wilshire Bancorp, Inc.*^	68,837
14,878	Wintrust Financial Corp.^	384,001

		8,916,227

Commercial Services & Supplies (2.1%):
20,021	ABM Industries, Inc.^	381,600
3,941	Consolidated Graphics, Inc.*	143,965
7,847	G & K Services, Inc., Class A	200,412
27,225	Geo Group, Inc. (The)*^	505,296
27,799	Healthcare Services Group, Inc.^	448,676

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
24,112	Interface, Inc., Class A	$285,968
15,055	Mobile Mini, Inc.*	247,504
5,522	Standard Register Co. (The)^	13,971
17,537	Sykes Enterprises, Inc.*	262,178
26,147	Tetra Tech, Inc.*^	489,995
18,590	United Stationers, Inc.	506,577
8,474	Viad Corp.	143,889

		3,630,031

Communications Equipment (1.8%):
49,949	Arris Group, Inc.*^	514,475
4,254	Bel Fuse, Inc., Class B^	66,320
7,558	Black Box Corp.	161,363
17,692	Blue Coat Systems, Inc.*	245,565
10,897	Comtech Telecommunications Corp.^	306,097
10,801	Digi International, Inc.*^	118,811
48,457	Harmonic, Inc.*	206,427
15,693	NETGEAR, Inc.*	406,292
12,328	Network Equipment Technologies, Inc.*^	23,916
8,673	Oplink Communications, Inc.*	131,309
7,789	PC-Tel, Inc.*	47,903
18,283	Symmetricom, Inc.*^	79,348
25,753	Tekelec*^	155,548
17,636	ViaSat, Inc.*^	587,455

		3,050,829

Computers & Peripherals (0.6%):
12,402	Avid Technology, Inc.*^	95,991
21,453	Intermec, Inc.*	139,874
9,767	Intevac, Inc.*	68,271
3,274	NCI, Inc., Class A*	39,059
13,703	Novatel Wireless, Inc.*^	41,383
8,863	Stratasys, Inc.*^	164,320
11,090	Super Micro Computer, Inc.*	138,958
13,776	Synaptics, Inc.*^	329,246

		1,017,102

Construction & Engineering (0.7%):
15,885	Comfort Systems USA, Inc.	132,163
14,072	Dycom Industries, Inc.*	215,302
27,999	Emcor Group, Inc.*	569,220
16,536	Insituform Technologies, Inc.*	191,487
11,167	Orion Marine Group, Inc.*	64,433

		1,172,605

Construction Materials (0.4%):
18,802	Eagle Materials, Inc.^	313,053
24,961	Headwaters, Inc.*^	35,944
11,670	Texas Industries, Inc.^	370,406

		719,403

Consumer Finance (1.4%):
18,234	Cardtronics, Inc.*^	417,923
12,272	Cash America International, Inc.	627,835
18,183	EZCORP, Inc., Class A*	518,943
12,907	First Cash Financial Services, Inc.*	541,449
6,267	World Acceptance Corp.*^	350,639

		2,456,789

Containers & Packaging (0.1%):
14,564	Myers Industries, Inc.	147,825

Distributors (0.0%):
7,985	Audiovox Corp., Class A*^	43,838

Shares		Fair Value
Common Stocks, continued
Distributors, continued

Diversified Consumer Services (1.0%):
7,407	American Public Education*	$251,838
6,363	Capella Education Co.*^	180,582
12,863	Coinstar, Inc.*^	514,520
35,277	Corinthian Colleges, Inc.*^	55,032
26,240	Hillenbrand, Inc.	482,816
9,385	Lincoln Educational Services Corp.	75,925
8,965	Universal Technical Institute, Inc.*	121,834

		1,682,547

Diversified Financial Services (0.8%):
6,250	Encore Capital Group, Inc.*	136,563
16,259	Financial Engines, Inc.*^	294,450
8,964	First Bancorp*^	25,099
16,208	Interactive Brokers Group, Inc., Class A	225,777
22,304	Meadowbrook Insurance Group, Inc.^	198,729
7,162	Portfolio Recovery Associates, Inc.*^	445,620

		1,326,238

Diversified Telecommunication Services (0.4%):
3,878	Atlantic Tele-Network, Inc.^	127,509
12,909	Cbeyond, Inc.*	91,137
83,241	Cincinnati Bell, Inc.*^	257,215
15,126	General Communication, Inc., Class A*^	124,033
13,046	Neutral Tandem, Inc.*	126,285

		726,179

Electric Utilities (1.4%):
13,430	ALLETE, Inc.	491,941
5,623	Central Vermont Public Service Corp.^	197,986
17,431	El Paso Electric Co.	559,361
21,151	UIL Holdings Corp.^	696,502
15,447	Unisource Energy Corp.^	557,482

		2,503,272

Electrical Equipment (1.5%):
16,249	A.O. Smith Corp.	520,455
5,256	AZZ, Inc.	203,775
19,852	Belden CDT, Inc.^	511,983
22,103	Brady Corp., Class A	584,182
8,001	Encore Wire Corp.^	164,661
22,836	II-VI, Inc.*	399,630
3,741	Powell Industries, Inc.*	115,859
8,153	Vicor Corp.	71,339

		2,571,884

Electronic Equipment, Instruments & Components (3.6%):
6,450	Agilysys, Inc.*^	45,988
12,270	Anixter International, Inc.^	582,089
24,939	Benchmark Electronics, Inc.*^	324,456
28,537	Brightpoint, Inc.*	262,826
16,793	Checkpoint Systems, Inc.*	228,049
17,610	Cognex Corp.^	477,407
14,424	CTS Corp.^	117,267
15,385	Daktronics, Inc.	132,003
7,179	DTS, Inc.*	178,255
10,116	Electro Scientific Industries, Inc.*	120,279
6,959	Faro Technologies, Inc.*	219,556
18,955	Insight Enterprises, Inc.*	286,979
9,631	Littlelfuse, Inc.	387,262

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
7,703	LoJack Corp.*	$24,419
12,706	Mercury Computer Systems, Inc.*	146,119
15,520	Methode Electronics, Inc.	115,314
6,565	MTS Systems Corp.	201,152
15,725	Newport Corp.*	169,987
8,209	OSI Systems, Inc.*	275,166
8,681	Park Electrochemical Corp.	185,513
14,827	Plexus Corp.*	335,387
17,125	Pulse Electronics Corp.^	48,977
9,617	RadiSys Corp.*	58,856
11,924	Rofin-Sinar Technologies, Inc.*	228,941
6,727	Rogers Corp.*	263,227
11,361	ScanSource, Inc.*	335,831
10,696	SYNNEX Corp.*	280,235
21,458	TTM Technologies, Inc.*	204,066

		6,235,606

Energy Equipment & Services (2.0%):
12,260	Basic Energy Services, Inc.*	173,602
15,306	Bristow Group, Inc.^	649,434
6,021	Gulf Island Fabrication, Inc.	124,514
9,917	Hornbeck Offshore Services, Inc.*^	247,033
53,236	ION Geophysical Corp.*^	251,806
12,749	Lufkin Industries, Inc.^	678,374
11,047	Matrix Service Co.*	94,010
1,942	OYO Geospace Corp.*	109,315
25,808	Pioneer Drilling Co.*^	185,301
9,078	Seacor Holdings, Inc.	728,146
32,316	TETRA Technologies, Inc.*	249,480

		3,491,015

Food & Staples Retailing (1.4%):
7,784	Andersons, Inc. (The)	262,010
20,052	B&G Foods, Inc.^	334,467
15,920	Casey’s General Stores, Inc.^	694,908
5,085	Nash Finch Co.	136,939
3,819	Seneca Foods Corp., Class A*	75,616
9,582	Spartan Stores, Inc.	148,329
20,289	United Natural Foods, Inc.*^	751,505

		2,403,774

Food Products (2.4%):
5,998	Cal-Maine Foods, Inc.	188,517
5,247	Calavo Growers, Inc.^	107,668
48,981	Darling International, Inc.*	616,671
9,216	Diamond Foods, Inc.^	735,345
18,378	Hain Celestial Group, Inc.*^	561,448
6,022	J & J Snack Foods Corp.	289,357
7,877	Sanderson Farms, Inc.^	374,158
19,534	Snyders-Lance, Inc.	407,284
15,016	TreeHouse Foods, Inc.*^	928,589

		4,209,037

Gas Utilities (2.2%):
9,386	Laclede Group, Inc. (The)^	363,707
17,340	New Jersey Resources Corp.^	738,164
11,162	Northwest Natural Gas Co.^	492,244
30,121	Piedmont Natural Gas Co., Inc.^	870,196
12,569	South Jersey Industries, Inc.^	625,308
19,199	Southwest Gas Corp.	694,428

		3,784,047

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (3.4%):
9,556	Abaxis, Inc.*^	$218,928
28,672	Align Technology, Inc.*^	434,954
5,257	Analogic Corp.	238,720
5,553	Cantel Medical Corp.	117,279
11,963	CONMED Corp.*^	275,269
12,023	CryoLife, Inc.*	53,983
10,543	Cyberonics, Inc.*	298,367
9,810	Greatbatch, Inc.*^	196,298
10,785	Haemonetics Corp.*	630,707
5,149	ICU Medical, Inc.*^	189,483
8,516	Integra LifeSciences Holdings*	304,617
13,373	Invacare Corp.^	308,114
3,213	Kensey Nash Corp.*	78,719
17,190	Meridian Bioscience, Inc.^	270,571
17,551	Merit Medical Systems, Inc.*	230,620
12,347	Natus Medical, Inc.*^	117,420
9,757	Neogen Corp.*	338,763
16,703	NuVasive, Inc.*^	285,120
7,838	Palomar Medical Technologies, Inc.*^	61,763
5,715	SonoSite, Inc.*^	173,393
6,087	Surmodics, Inc.*	55,392
15,083	Symmetry Medical, Inc.*	116,441
14,096	West Pharmaceutical Services, Inc.^	522,962
9,270	Zoll Medical Corp.*	349,850

		5,867,733

Health Care Providers & Services (4.3%):
4,726	Air Methods Corp.*	300,904
3,424	Almost Family, Inc.*^	56,941
12,194	Amedisys, Inc.*^	180,715
16,937	AMN Healthcare Services, Inc.*^	67,917
13,103	AmSurg Corp.*	294,818
10,419	Bio-Reference Laboratories, Inc.*	191,814
21,061	Centene Corp.*^	603,819
8,961	Chemed Corp.^	492,497
2,720	CorVel Corp.*	115,600
13,326	Cross Country Healthcare, Inc.*^	55,703
6,856	Ensign Group, Inc. (The)	158,442
12,893	Gentiva Health Services, Inc.*^	71,169
14,032	Hanger Orthopedic Group, Inc.*	265,064
28,414	Healthspring, Inc.*	1,035,974
14,217	Healthways, Inc.*^	139,753
35,459	HMS Holdings Corp.*^	864,845
6,878	IPC The Hospitalist Co.*	245,476
3,947	Landauer, Inc.	195,534
7,472	LCA-Vision, Inc.*^	15,990
6,564	LHC Group, Inc.*	111,982
12,772	Magellan Health Services, Inc.*	616,888
8,522	MedCath Corp.*	118,285
11,964	Molina Healthcare, Inc.*	184,724
5,257	MWI Veterinary Supply, Inc.*	361,787
12,310	PharMerica Corp.*	175,664
22,310	PSS World Medical, Inc.*	439,284

		7,361,589

Health Care Technology (0.7%):
4,630	Computer Programs & Systems, Inc.	306,274
13,878	Omnicell, Inc.*	191,239
8,216	Quality Systems, Inc.^	796,952

		1,294,465

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.9%):
601	Biglari Holdings, Inc.*^	$178,130
10,089	BJ’s Restaurants, Inc.*^	445,026
23,073	Boyd Gaming Corp.*^	113,058
7,680	Buffalo Wild Wings, Inc.*^	459,264
8,121	CEC Entertainment, Inc.^	231,205
9,615	Cracker Barrel Old Country Store, Inc.^	385,369
6,683	DineEquity, Inc.*^	257,229
17,131	Interval Leisure Group, Inc.*^	228,185
19,411	Jack in the Box, Inc.*	386,667
8,472	Marcus Corp.	84,296
4,882	Monarch Casino & Resort, Inc.*	47,746
11,503	Multimedia Games, Inc.*	46,472
7,711	O’Charley’s, Inc.*^	45,803
9,349	P.F. Chang’s China Bistro, Inc.^	254,667
8,049	Papa John’s International, Inc.*	244,690
5,406	Peet’s Coffee & Tea, Inc.*^	300,790
25,906	Pinnacle Entertainment, Inc.*	235,226
4,827	Red Robin Gourmet Burgers*^	116,282
26,405	Ruby Tuesday, Inc.*^	189,060
14,712	Ruth’s Hospitality Group, Inc.*^	63,114
22,685	Shuffle Master, Inc.*	190,781
25,941	Sonic Corp.*	183,403
25,722	Texas Roadhouse, Inc.	340,045

		5,026,508

Household Durables (1.0%):
2,175	Blyth, Inc.	120,604
10,844	Ethan Allen Interiors, Inc.^	147,587
12,931	Helen of Troy, Ltd.*	324,826
11,246	iRobot Corp.*^	282,949
7,067	Kid Brands, Inc.*	18,657
21,807	La-Z-Boy, Inc.*	161,590
7,690	M/I Homes, Inc.*	46,217
11,664	Meritage Corp.*^	176,593
2,013	National Presto Industries, Inc.^	174,950
2,922	Skyline Corp.	27,905
42,259	Standard-Pacific Corp.*^	104,380
6,216	Universal Electronics, Inc.*^	101,880

		1,688,138

Household Products (0.2%):
19,682	Central Garden & Pet Co., Class A*^	139,349
6,930	WD-40 Co.	276,091

		415,440

Industrial Conglomerates (0.3%):
5,290	Standex International Corp.	164,678
17,151	STR Holdings, Inc.*^	139,095
9,792	Tredegar, Inc.	145,215

		448,988

Insurance (2.6%):
7,767	Amerisafe, Inc.*^	142,990
23,024	Delphi Financial Group, Inc., Class A^	495,476
9,060	eHealth, Inc.*^	123,760
15,821	Employers Holdings, Inc.	201,876
16,721	Horace Mann Educators Corp.	190,787
5,136	Infinity Property & Casualty Corp.	269,537
17,909	National Financial Partners Corp.*^	195,924
4,815	Navigators Group, Inc.*	208,008
8,898	Presidential Life Corp.	73,142

Shares		Fair Value
Common Stocks, continued
Insurance, continued
12,802	ProAssurance Corp.^	$922,000
6,966	RLI Corp.^	442,898
6,361	Safety Insurance Group, Inc.	240,637
22,680	Selective Insurance Group, Inc.	295,974
8,222	Stewart Information Services Corp.^	72,682
17,252	Tower Group, Inc.^	394,381
8,740	United Fire & Casualty Co.	154,611

		4,424,683

Internet & Catalog Retail (0.6%):
5,969	Blue Nile, Inc.*^	210,586
16,737	HSN, Inc.*	554,497
11,698	Nutri/System, Inc.^	141,663
8,936	PetMed Express, Inc.^	80,424
5,031	Stamps.com, Inc.	102,834

		1,090,004

Internet Software & Services (1.5%):
13,343	comScore, Inc.*	225,096
17,340	DealerTrack Holdings, Inc.*^	271,718
15,984	InfoSpace, Inc.*	133,626
19,372	j2 Global Communications, Inc.^	521,107
8,414	Liquidity Services, Inc.*	269,837
19,770	LivePerson, Inc.*	196,712
8,816	LogMeIn, Inc.*^	292,779
12,990	Perficient, Inc.*	95,087
10,720	RightNow Technologies, Inc.*^	354,296
37,148	United Online, Inc.	194,284
12,693	XO Group, Inc.*	103,702

		2,658,244

IT Services (1.7%):
12,722	CACI International, Inc., Class A*^	635,337
30,228	CIBER, Inc.*	91,591
14,495	CSG Systems International, Inc.*^	183,217
6,141	Forrester Research, Inc.	199,644
16,422	Heartland Payment Systems, Inc.	323,842
12,565	iGATE Corp.^	145,000
14,443	Maximus, Inc.	504,061
10,673	TeleTech Holdings, Inc.*	162,656
7,783	Virtusa Corp.*	102,735
16,171	Wright Express Corp.*	615,145

		2,963,228

Leisure Equipment & Products (1.0%):
5,095	Arctic Cat, Inc.*	73,827
37,277	Brunswick Corp.^	523,369
27,075	Callaway Golf Co.^	139,978
11,350	JAKKS Pacific, Inc.	215,082
20,212	Pool Corp.^	529,150
7,920	Sturm, Ruger & Co., Inc.^	205,762

		1,687,168

Life Sciences Tools & Services (0.5%):
29,521	Affymetrix, Inc.*	144,653
12,587	Cambrex Corp.*	63,439
13,678	Enzo Biochem, Inc.*	35,153
18,592	eResearch Technology, Inc.*	82,920
24,680	PAREXEL International Corp.*^	467,192

		793,357

Machinery (4.1%):
28,719	Actuant Corp., Class A^	567,200
11,774	Albany International Corp., Class A^	214,875

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
8,360	Astec Industries, Inc.*	$244,781
6,330	Badger Meter, Inc.^	183,127
20,032	Barnes Group, Inc.^	385,616
21,182	Briggs & Stratton Corp.^	286,169
3,616	Cascade Corp.	120,738
7,226	CIRCOR International, Inc.	212,228
21,095	CLARCOR, Inc.^	872,911
8,676	EnPro Industries, Inc.*^	257,504
11,138	ESCO Technologies, Inc.	284,019
26,058	Federal Signal Corp.^	115,176
12,000	John Bean Technologies Corp.^	171,120
13,498	Kaydon Corp.^	387,123
5,260	Lindsay Corp.	282,988
7,304	Lydall, Inc.*	65,006
15,861	Mueller Industries, Inc.^	612,076
19,126	Robbins & Myers, Inc.^	663,863
7,907	Tennant Co.	279,670
12,788	Toro Co.	630,065
12,472	Watts Water Technologies, Inc., Class A^	332,379

		7,168,634

Media (0.8%):
11,396	Arbitron, Inc.^	376,980
11,493	DG FastChannel, Inc.*^	194,806
12,752	Dolan Co. (The)*	114,641
13,696	E.W. Scripps Co. (The), Class A*^	95,735
18,416	Harte-Hanks, Inc.^	156,168
61,742	Live Nation, Inc.*	494,553

		1,432,883

Metals & Mining (0.9%):
6,977	A.M. Castle & Co.*	76,328
10,462	AMCOL International Corp.^	250,984
23,812	Century Aluminum Co.*^	212,879
5,055	Haynes International, Inc.	219,640
6,622	Kaiser Aluminum Corp.^	293,222
8,560	Materion Corp.*	194,141
3,794	Olympic Steel, Inc.^	64,270
12,634	RTI International Metals, Inc.*^	294,625

		1,606,089

Multi-Utilities (0.8%):
24,272	Avista Corp.	578,887
6,437	CH Energy Group, Inc.^	335,818
15,174	NorthWestern Corp.	484,658

		1,399,363

Multiline Retail (0.1%):
16,246	Fred’s, Inc.^	173,182
18,117	Tuesday Morning Corp.*^	63,772

		236,954

Oil, Gas & Consumable Fuels (1.8%):
9,759	Approach Resources, Inc.*^	165,805
5,445	Contango Oil & Gas Co.	297,896
8,322	GeoResources, Inc.*^	148,048
17,270	Gulfport Energy Corp.*^	417,589
19,196	Penn Virginia Corp.	106,922
9,880	Petroleum Development Corp.*^	191,573
23,538	PetroQuest Energy, Inc.*^	129,459
20,517	Stone Energy Corp.*	332,581
17,772	Swift Energy Co.*	432,570

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
29,774	World Fuel Services Corp.^	$972,121

		3,194,564

Paper & Forest Products (1.1%):
16,409	Buckeye Technologies, Inc.	395,621
9,641	Clearwater Paper Corp.*	327,601
4,534	Deltic Timber Corp.^	270,589
16,296	KapStone Paper and Packaging Corp.*	226,351
6,359	Neenah Paper, Inc.	90,171
6,741	Schweitzer-Mauduit International, Inc.^	376,620
20,607	Wausau Paper Corp.^	131,679

		1,818,632

Personal Products (0.2%):
6,786	Inter Parfums, Inc.	104,844
5,771	Medifast, Inc.*^	93,202
21,112	Prestige Brands Holdings, Inc.*	191,063

		389,109

Pharmaceuticals (1.7%):
4,271	Hi-Tech Pharmacal Co., Inc.*^	143,506
22,615	Medicines Co. (The)*	336,511
15,283	Par Pharmaceutical Cos., Inc.*	406,833
26,085	Questcor Pharmaceuticals, Inc.*^	711,077
24,731	Salix Pharmaceuticals, Inc.*^	732,038
29,614	ViroPharma, Inc.*	535,125

		2,865,090

Professional Services (0.9%):
5,368	CDI Corp.	57,330
5,712	Exponent, Inc.*	236,077
7,508	Heidrick & Struggles International, Inc.	123,507
9,644	Insperity, Inc.	214,579
11,876	Kelly Services, Inc., Class A	135,386
21,884	Navigant Consulting, Inc.*	202,865
15,667	On Assignment, Inc.*	110,766
19,033	Resources Connection, Inc.	186,143
6,650	School Specialty, Inc.*^	47,414
18,061	Trueblue, Inc.*	204,631

		1,518,698

Real Estate Investment Trusts (REITs) (7.8%):
16,878	Acadia Realty Trust	315,619
54,929	BioMed Realty Trust, Inc.^	910,173
23,391	Cedar Shopping Centers, Inc.	72,746
36,503	Colonial Properties Trust^	662,894
70,047	DiamondRock Hospitality, Co.^	489,628
11,227	EastGroup Properties, Inc.^	428,198
19,526	Entertainment Properties Trust^	761,123
39,456	Extra Space Storage, Inc.^	735,065
29,649	Franklin Street Properties Corp.^	335,330
11,330	Getty Realty Corp.^	163,379
32,569	Healthcare Realty Trust, Inc.	548,788
32,374	Inland Real Estate Corp.	236,330
24,466	Kilroy Realty Corp.^	765,786
26,418	Kite Realty Group Trust	96,690
35,606	LaSalle Hotel Properties^	683,635
57,505	Lexington Corporate Properties Trust^	376,083
12,697	LTC Properties, Inc.	321,488

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
46,746	Medical Properties Trust, Inc.^	$418,377
15,543	Mid-America Apartment Communities, Inc.^	935,999
39,419	National Retail Properties, Inc.^	1,059,188
9,174	Parkway Properties, Inc.	101,006
23,323	Pennsylvania Real Estate Investment Trust^	180,287
21,127	Post Properties, Inc.	733,952
7,968	PS Business Parks, Inc.	394,735
4,859	Saul Centers, Inc.	164,283
11,593	Sovran Self Storage, Inc.^	430,912
35,954	Tanger Factory Outlet Centers, Inc.^	935,164
5,287	Universal Health Realty Income Trust	177,696
9,744	Urstadt Biddle Properties, Inc., Class A	155,612

		13,590,166

Real Estate Management & Development (0.1%):
14,869	Forestar Group, Inc.*^	162,221

Road & Rail (0.8%):
10,647	Arkansas Best Corp.^	171,949
25,060	Heartland Express, Inc.^	339,814
24,915	Knight Transportation, Inc.^	331,619
19,718	Old Dominion Freight Line, Inc.*	571,230

		1,414,612

Semiconductors & Semiconductor Equipment (4.8%):
18,277	Advanced Energy Industries, Inc.*^	157,548
13,266	ATMI, Inc.*	209,868
27,665	Brooks Automation, Inc.	225,470
9,737	Cabot Microelectronics Corp.*^	334,855
9,797	CEVA, Inc.*^	238,165
27,421	Cirrus Logic, Inc.*^	404,186
10,041	Cohu, Inc.	99,205
12,782	Cymer, Inc.*^	475,235
15,468	Diodes, Inc.*	277,187
9,726	DSP Group, Inc.*	57,383
36,219	Entropic Communications, Inc.*^	149,584
18,614	Exar Corp.*	106,286
16,393	FEI Co.*^	491,134
52,984	GT Advanced Technologies, Inc.*^	371,948
11,682	Hittite Microwave Corp.*^	568,913
28,192	Kopin Corp.*	96,699
30,443	Kulicke & Soffa Industries, Inc.*^	227,105
21,095	Micrel, Inc.^	199,770
36,281	Microsemi Corp.*	579,770
21,961	MKS Instruments, Inc.	476,773
12,324	Monolithic Power Systems, Inc.*	125,458
7,079	Nanometrics, Inc.*	102,645
10,356	Pericom Semiconductor Corp.*	76,738
12,170	Power Integrations, Inc.^	372,524
7,438	Rubicon Technology, Inc.*	81,297
13,469	Rudolph Technologies, Inc.*^	90,108
13,472	Sigma Designs, Inc.*^	105,620
9,705	Standard Microsystems Corp.*	188,277
5,292	Supertex, Inc.*	91,552
21,460	Tessera Technologies, Inc.*	256,232
68,987	TriQuint Semiconductor, Inc.*^	346,315
10,749	Ultratech, Inc.*	184,345
17,187	Veeco Instruments, Inc.*	419,363
10,390	Volterra Semiconductor Corp.*^	199,800

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
		$8,387,358

Software (3.5%):
18,677	Blackbaud, Inc.	415,937
15,035	Bottomline Technologies, Inc.*	302,805
18,637	Commvault Systems, Inc.*	690,687
13,470	Ebix, Inc.*^	198,009
13,357	EPIQ Systems, Inc.^	167,363
5,993	Interactive Intelligence Group*	162,710
17,806	JDA Software Group, Inc.*^	417,373
8,853	Manhattan Associates, Inc.*	292,857
3,361	MicroStrategy, Inc., Class A*^	383,389
15,094	Monotype Imaging Holdings, Inc.*^	183,090
14,734	NetScout Systems, Inc.*	168,262
27,978	Progress Software Corp.*	491,014
13,378	Smith Micro Software, Inc.*	20,335
11,938	Sourcefire, Inc.*^	319,461
11,170	Synchronoss Technologies, Inc.*^	278,245
36,300	Take-Two Interactive Software, Inc.*^	461,736
17,297	Taleo Corp., Class A*	444,879
29,266	THQ, Inc.*^	50,630
10,908	Tyler Technologies, Inc.*^	275,754
16,545	Websense, Inc.*^	286,228

		6,010,764

Specialty Retail (4.4%):
9,074	Big 5 Sporting Goods Corp.	55,170
17,564	Brown Shoe Co., Inc.^	125,056
11,300	Buckle, Inc. (The)^	434,598
18,035	Cabela’s, Inc., Class A*^	369,537
12,325	Cato Corp.	278,052
10,538	Children’s Place Retail Stores, Inc. (The)*^	490,333
15,106	Christopher & Banks Corp.^	53,324
26,157	Coldwater Creek, Inc.*^	32,696
22,519	Finish Line, Inc. (The), Class A^	450,155
10,123	Genesco, Inc.*^	521,638
9,947	Group 1 Automotive, Inc.^	353,616
8,009	Haverty Furniture Co., Inc.	80,010
11,226	Hibbett Sports, Inc.*	380,449
18,669	Hot Topic, Inc.	142,444
11,649	Jos. A. Bank Clothiers, Inc.*^	543,193
7,132	Kirkland’s, Inc.*	65,400
9,221	Lithia Motors, Inc., Class A^	132,598
11,627	Lumber Liquidators Holdings, Inc.*	175,568
9,589	MarineMax, Inc.*^	62,041
21,422	Men’s Wearhouse, Inc. (The)^	558,686
6,054	Midas, Inc.*	49,643
12,787	Monro Muffler Brake, Inc.^	421,587
35,794	OfficeMax, Inc.*^	173,601
22,062	Pep Boys - Manny, Moe & Jack^	217,752
6,558	Rue21, Inc.*^	148,801
23,442	Select Comfort Corp.*^	327,485
14,672	Sonic Automotive, Inc., Class A^	158,311
13,019	Stage Store, Inc.^	180,573
11,623	Stein Mart, Inc.	72,644
12,194	Vitamin Shoppe, Inc.*^	456,543
10,943	Zale Corp.*^	31,188
9,122	Zumiez, Inc.*^	159,726

		7,702,418

Textiles, Apparel & Luxury Goods (2.9%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
21,139	Carter’s, Inc.*^	$645,585
37,444	Crocs, Inc.*^	886,300
30,638	Iconix Brand Group, Inc.*^	484,081
11,260	K-Swiss, Inc., Class A*^	47,855
39,620	Liz Claiborne, Inc.*^	198,100
9,842	Maidenform Brands, Inc.*	230,401
7,368	Movado Group, Inc.	89,742
5,801	Oxford Industries, Inc.^	198,974
5,418	Perry Ellis International, Inc.*	101,858
51,744	Quiksilver Resources, Inc.*	157,819
15,459	Skechers U.S.A., Inc., Class A*^	216,890
15,940	Steven Madden, Ltd.*	479,794
10,776	True Religion Apparel, Inc.*	290,521
6,407	UniFirst Corp.	290,173
20,625	Wolverine World Wide, Inc.^	685,781

		5,003,874

Thrifts & Mortgage Finance (0.9%):
19,091	Bank Mutual Corp.^	49,827
24,798	Brookline Bancorp, Inc.^	191,193
11,831	Dime Community Bancshares	119,848
43,220	Northwest Bancshares, Inc.^	514,750
21,382	Oritani Financial Corp.^	274,973
22,533	Provident Financial Services, Inc.^	242,230
39,024	TrustCo Bank Corp.^	174,047

		1,566,868

Tobacco (0.1%):
36,438	Alliance One International, Inc.*^	88,909

Trading Companies & Distributors (0.5%):
17,838	Applied Industrial Technologies, Inc.^	484,480
11,034	Kaman Corp., Class A	307,297
1,615	Lawson Products, Inc.	21,835

		813,612

Water Utilities (0.2%):
7,825	American States Water Co.^	265,502

Wireless Telecommunication Services (0.2%):
12,532	NTELOS Holdings Corp.^	222,192
9,263	USA Mobility, Inc.^	122,272

		344,464

Total Common Stocks (Cost $167,619,219)		168,496,724

Rights (0.0%):
Commercial Banks (0.0%):
8,964	First Bancorp*	—

Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc.*(a)	—

	Total Rights (Cost $—)	—

Short-Term Investment (28.7%):
$49,644,921	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	$49,644,921

	Total Short-Term Investment (Cost $49,644,921)	49,644,921

Shares		Fair Value
Unaffiliated Investment Company (1.9%):
3,287,063	Dreyfus Treasury Prime Cash Management, 0.00%(c)	3,287,063

	Total Unaffiliated Investment Company (Cost $3,287,063)	3,287,063

	Total Investment Securities (Cost $220,551,203)(d)—127.9%	221,428,708
	Net other assets (liabilities)—(27.9)%	(48,291,877)

	Net Assets—100.0%	$173,136,831

Percentages indicated are based on net assets as of September 30, 2011.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $46,976,144.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2011. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(c)	The rate represents the effective yield at time of purchase.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $525,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2011:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini December Futures	Long	12/16/11	74	$5,027,709	$(280,609)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Turner Quantitative Small Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (0.5%):
22,180	AAR Corp.^	$369,741

Air Freight & Logistics (0.5%):
12,890	Hub Group, Inc., Class A*	364,400

Auto Components (0.6%):
42,160	Modine Manufacturing Co.*	381,970

Biotechnology (6.5%):
17,340	Acorda Therapeutics, Inc.*^	346,106
49,150	ARIAD Pharmaceuticals, Inc.*^	432,029
12,580	Cepheid, Inc.*^	488,481
13,170	Cubist Pharmaceuticals, Inc.*^	465,164
34,230	Incyte Corp.*	478,193
21,270	Medivation, Inc.*^	361,165
16,530	Onyx Pharmaceuticals, Inc.*	496,065
83,770	PDL BioPharma, Inc.^	464,924
20,910	Seattle Genetics, Inc.*^	398,545
13,290	United Therapeutics Corp.*	498,242

		4,428,914

Capital Markets (1.4%):
13,160	Evercore Partners, Inc.^	300,048
12,210	Stifel Financial Corp.*^	324,298
6,320	Virtus Investment Partners, Inc.*	338,878

		963,224

Chemicals (1.5%):
15,750	Koppers Holdings, Inc.	403,358
19,740	Kraton Performance Polymers, Inc.*	319,393
25,000	Solutia, Inc.*	321,250

		1,044,001

Commercial Services & Supplies (6.0%):
20,900	Brink’s Co. (The)	487,179
12,240	Clean Harbors, Inc.*^	627,912
24,920	Herman Miller, Inc.	445,071
34,720	Interface, Inc., Class A	411,779
29,870	Knoll, Inc.	409,219
27,705	Rollins, Inc.^	518,361
64,140	Steelcase, Inc., Class A^	404,723
19,900	Tetra Tech, Inc.*	372,926
16,260	United Stationers, Inc.	443,085

		4,120,255

Communications Equipment (1.5%):
16,390	ADTRAN, Inc.	433,679
14,050	NETGEAR, Inc.*^	363,755
47,261	ShoreTel, Inc.*	235,360

		1,032,794

Computers & Peripherals (1.6%):
23,730	3D Systems Corp.*^	331,983
13,710	Stratasys, Inc.*^	254,183
37,270	Super Micro Computer, Inc.*	466,993

		1,053,159

Consumer Finance (3.3%):
21,730	Cardtronics, Inc.*^	498,052
5,820	Credit Acceptance Corp.*	374,575
27,030	DFC Global Corp.*^	590,605
14,080	EZCORP, Inc., Class A*	401,843
7,100	World Acceptance Corp.*^	397,245

		2,262,320

Diversified Consumer Services (0.6%):
Diversified Consumer Services, continued

Shares		Fair Value
Common Stocks, continued
12,720	Matthews International Corp., Class A	$391,267

Diversified Financial Services (1.0%):
12,400	Encore Capital Group, Inc.*	270,940
6,830	Portfolio Recovery Associates, Inc.*^	424,963

		695,903

Electric Utilities (0.7%):
29,330	PNM Resources, Inc.	481,892

Electrical Equipment (1.1%):
13,350	Belden CDT, Inc.	344,297
15,270	Woodward, Inc.	418,398

		762,695

Electronic Equipment, Instruments & Components (2.9%):
45,230	Aeroflex Holding Corp.*	411,593
55,740	Brightpoint, Inc.*	513,366
11,760	Itron, Inc.*^	346,920
9,230	Littlelfuse, Inc.	371,138
18,430	Rofin-Sinar Technologies, Inc.*	353,856

		1,996,873

Energy Equipment & Services (2.0%):
16,880	Complete Production Services, Inc.*^	318,188
5,980	Dril-Quip, Inc.*^	322,382
34,180	Key Energy Services, Inc.*^	324,368
7,090	Lufkin Industries, Inc.^	377,259

		1,342,197

Food & Staples Retailing (1.1%):
10,970	United Natural Foods, Inc.*^	406,329
51,810	Winn-Dixie Stores, Inc.*	306,715

		713,044

Food Products (1.5%):
15,540	Cal-Maine Foods, Inc.	488,422
10,810	Sanderson Farms, Inc.^	513,475

		1,001,897

Health Care Equipment & Supplies (4.9%):
16,760	ArthroCare Corp.*	482,185
20,670	Cyberonics, Inc.*^	584,961
24,200	Meridian Bioscience, Inc.^	380,908
23,550	NuVasive, Inc.*	401,998
22,360	NxStage Medical, Inc.*	466,430
15,260	STERIS Corp.^	446,660
18,360	Volcano Corp.*	544,007

		3,307,149

Health Care Providers & Services (3.6%):
11,970	AMERIGROUP Corp.*^	466,950
7,590	Catalyst Health Solutions, Inc.*^	437,867
6,750	Chemed Corp.	370,980
45,080	MedQuist Holdings, Inc.*	340,805
21,680	PSS World Medical, Inc.*	426,879
10,240	WellCare Health Plans, Inc.*	388,915

		2,432,396

Health Care Technology (1.4%):
6,350	Athenahealth, Inc.*^	378,143
5,900	Quality Systems, Inc.^	572,300

		950,443

Hotels, Restaurants & Leisure (3.4%):
20,500	Bravo Brio Restaurant Group, Inc.*	341,120
25,980	Jack in the Box, Inc.*	517,522

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Turner Quantitative Small Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
56,820	Krispy Kreme Doughnuts, Inc.*^	$387,512
32,660	Pinnacle Entertainment, Inc.*	296,553
41,770	Sonic Corp.*	295,314
38,400	Texas Roadhouse, Inc.^	507,648

		2,345,669

Internet Software & Services (5.1%):
13,490	Ancestry.com, Inc.*	317,015
18,170	BroadSoft, Inc.*^	551,460
26,690	DealerTrack Holdings, Inc.*	418,232
138,290	Limelight Networks, Inc.*^	326,364
14,390	Liquidity Services, Inc.*	461,487
11,480	RightNow Technologies, Inc.*	379,414
12,600	Travelzoo, Inc.*^	277,074
26,160	ValueClick, Inc.*^	407,050
23,280	Virnetx Holding Corp.*^	348,967

		3,487,063

IT Services (2.0%):
57,320	Intralinks Holdings, Inc.*	430,473
19,330	NeuStar, Inc., Class A*	485,957
10,880	Wright Express Corp.*	413,875

		1,330,305

Leisure Equipment & Products (0.6%):
7,840	Polaris Industries, Inc.^	391,765

Life Sciences Tools & Services (0.5%):
25,910	Bruker Corp.*	350,562

Machinery (4.9%):
23,670	Actuant Corp., Class A^	467,482
22,900	Albany International Corp., Class A^	417,925
21,950	Barnes Group, Inc.^	422,537
34,810	Blount International, Inc.*	465,062
9,310	Chart Industries, Inc.*^	392,603
10,670	EnPro Industries, Inc.*^	316,686
187,830	Mueller Water Products, Inc., Class A^	465,818
13,820	Watts Water Technologies, Inc., Class A^	368,303

		3,316,416

Media (0.6%):
78,180	Belo Corp., Class A	382,300

Metals & Mining (1.1%):
16,600	AMCOL International Corp.	398,234
26,630	Worthington Industries, Inc.^	372,021

		770,255

Multi-Utilities (0.6%):
7,710	CH Energy Group, Inc.^	402,231

Multiline Retail (0.7%):
53,460	Saks, Inc.*^	467,775

Oil, Gas & Consumable Fuels (5.3%):
9,490	Berry Petroleum Co., Class A	335,756
15,650	Carrizo Oil & Gas, Inc.*^	337,257
24,280	Cloud Peak Energy, Inc.*^	411,546
17,060	Comstock Resources, Inc.*^	263,748
16,770	CVR Energy, Inc.*	354,518
26,320	Northern Oil & Gas, Inc.*^	510,345
18,190	Oasis Petroleum, Inc.*^	406,183
33,360	Patriot Coal Corp.*	282,226
31,300	Rex Energy Corp.*	395,945

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,870	Rosetta Resources, Inc.*^	$337,751

		3,635,275

Paper & Forest Products (0.7%):
38,440	Glatfelter^	507,792

Personal Products (1.9%):
13,720	Elizabeth Arden, Inc.*	390,197
11,710	Nu Skin Enterprises, Inc., Class A^	474,489
48,380	Prestige Brands Holdings, Inc.*	437,839

		1,302,525

Pharmaceuticals (3.7%):
57,590	Akorn, Inc.*^	449,778
23,140	Impax Laboratories, Inc.*	414,437
14,200	Medicis Pharmaceutical Corp., Class A^	518,016
23,980	Optimer Pharmaceuticals, Inc.*	331,883
14,030	Par Pharmaceutical Cos., Inc.*^	373,479
15,250	Questcor Pharmaceuticals, Inc.*^	415,715

		2,503,308

Professional Services (2.6%):
9,140	Acacia Research Corp.*	328,949
7,320	Advisory Board Co. (The)*	472,360
18,080	Huron Consulting Group, Inc.*	562,830
17,270	Insperity, Inc.	384,257

		1,748,396

Real Estate Investment Trusts (REITs) (1.8%):
13,090	Highwoods Properties, Inc.^	369,923
7,910	Mid-America Apartment Communities, Inc.^	476,340
22,620	OMEGA Healthcare Investors, Inc.^	360,337

		1,206,600

Road & Rail (1.2%):
7,420	Dollar Thrifty Automotive Group, Inc.*	417,746
9,170	Genesee & Wyoming, Inc., Class A*^	426,588

		844,334

Semiconductors & Semiconductor Equipment (3.1%):
12,940	Cavium, Inc.*^	349,509
19,020	CEVA, Inc.*	462,376
16,280	EZchip Semiconductor, Ltd.*^	540,822
24,930	Microsemi Corp.*	398,382
20,130	Volterra Semiconductor Corp.*^	387,100

		2,138,189

Software (7.8%):
17,790	ACI Worldwide, Inc.*^	489,937
19,130	Blackbaud, Inc.	426,025
12,340	Concur Technologies, Inc.*^	459,295
19,850	Jack Henry & Associates, Inc.^	575,253
23,950	Kenexa Corp.*	374,578
73,780	NetQin Mobile, Inc., ADR*	282,577
18,520	OPNET Technologies, Inc.^	646,533
23,450	Solarwinds, Inc.*	516,369
22,810	SuccessFactors, Inc.*^	524,402
23,370	Tyler Technologies, Inc.*^	590,793
8,840	Ultimate Software Group, Inc. (The)*^	413,005

		5,298,767

Specialty Retail (2.3%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Turner Quantitative Small Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2011

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
43,210	Aeropostale, Inc.*	$467,100
23,540	Finish Line, Inc. (The), Class A^	470,565
24,300	Select Comfort Corp.*^	339,471
28,550	Sonic Automotive, Inc., Class A	308,054

		1,585,190

Textiles, Apparel & Luxury Goods (3.3%):
17,390	Ann, Inc.*^	397,188
19,360	Carter’s, Inc.*^	591,254
9,910	Oxford Industries, Inc.^	339,913
13,530	Vera Bradley, Inc.*^	487,756
13,500	Wolverine World Wide, Inc.	448,875

		2,264,986

Trading Companies & Distributors (0.6%):
15,990	Applied Industrial Technologies, Inc.^	434,288

Total Common Stocks (Cost $73,263,816)		66,810,525

Short-Term Investment (28.6%):
$19,495,150	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	19,495,150

Total Short-Term Investment (Cost $19,495,150)		19,495,150

Unaffiliated Investment Company (2.0%):
1,337,385	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,337,385

Total Unaffiliated Investment Company (Cost $1,337,385)		1,337,385

Total Investment Securities (Cost $94,096,351)(c)—128.6%		87,643,060
Net other assets (liabilities)—(28.6)%		(19,474,892)

Net Assets—100.0%		$68,168,168

Percentages indicated are based on net assets as of September 30, 2011.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $18,337,100.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to the Schedules of Portfolio Investments).
(b)	The rate represents the effective yield at September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 29 separate investment portfolios (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund

•	AZL BlackRock Capital Appreciation Fund

•	AZL Columbia Mid Cap Value Fund

•	AZL Columbia Small Cap Value Fund

•	AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)

•	AZL Dreyfus Equity Growth Fund

•	AZL Eaton Vance Large Cap Value Fund

•	AZL Enhanced Bond Index Fund

•	AZL Franklin Small Cap Value Fund

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)

•	AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)

•	AZL JPMorgan U.S. Equity Fund

•	AZL MFS Investors Trust Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Morgan Stanley Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

•	AZL Turner Quantitative Small Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

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NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or assets determined to be liquid equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Lending

To generate additional income, each Fund may lend up to 33 1/3% of its portfolio securities pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus

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NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

accrued interest of domestic securities on the securities loaned (105% for foreign securities) and is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2011, are presented on the Fund’s Schedules.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedules. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Funds (except for the AZL Money Market Fund and AZL Turner Quantitative Small Cap Growth Fund) may enter into futures contracts. The Funds, except the AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter into futures contracts to provide equity exposure on the Fund’s cash balances. The AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The Gateway Fund may invest in options to reduce the Fund’s volatility and to provide a steady cash flow. Investing in options is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Fund had the following transactions in written call and put options during the period ended September 30, 2011:

AZL Gateway Fund	Number of Contracts	Premiums Received

Options outstanding at December 31, 2010	(128)	$(478,370)
Options written	(1,669)	(6,180,315)
Options expired	—	—
Options closed	1,459	4,889,742

Options outstanding at September 30, 2011	(338)	$(1,768,943)

3. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trust’s Board of Trustees (“Trustees”). Not all restricted securities are considered illiquid. Restricted securities held as of September 30, 2011 are presented within the Funds’ Schedules.

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

The AZL Gateway Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

The following is a summary of the valuation inputs used as of September 30, 2011 in valuing the Funds’ investments based upon three levels defined above:

AZL Allianz AGIC Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$135,340,115	$—	$—	$135,340,115
Short-Term Investment	—	40,064,494	—	40,064,494
Unaffiliated Investment Company	593,659	—	—	593,659

Total Investment Securities	$135,933,774	$40,064,494	$—	$175,998,268

AZL BlackRock Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$438,483,470	$—	$—	$438,483,470
Short-Term Investment	—	49,276,989	—	49,276,989
Unaffiliated Investment Company	5,261,245	—	—	5,261,245

Total Investment Securities	$443,744,715	$49,276,989	$—	$493,021,704

AZL Columbia Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$107,849,628	$—	$—	$107,849,628
Exchange Traded Fund	1,704,352	—	—	1,704,352
Short-Term Investment	—	27,944,161	—	27,944,161
Unaffiliated Investment Company	6,179,604	—	—	6,179,604

Total Investment Securities	$115,733,584	$27,944,161	$—	$143,677,745

AZL Columbia Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$2,813,004	$193,192	$—	$3,006,196
All Other Common Stocks+	121,909,658	—	—	121,909,658
Short-Term Investment	—	37,186,366	—	37,186,366
Unaffiliated Investment Company	325,635	—	—	325,635

Total Investment Securities	$125,048,297	$37,379,558	$—	$162,427,855

AZL Davis New York Venture Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$12,992,562	$4,205,921	$—	$17,198,483
Capital Markets	18,551,049	3,751,922	—	22,302,971
Distributors	—	655,103	—	655,103
Food Products	3,395,497	1,178,954	—	4,574,451
Household Durables	—	569,655	—	569,655
Marine	—	3,000,993	—	3,000,993
Metals & Mining	144,289	3,131,960	—	3,276,249
Oil, Gas & Consumable Fuels	37,269,051	1,172,958	—	38,442,009
Pharmaceuticals	21,873,271	8,078,935	—	29,952,206
Real Estate Management & Development	1,475,578	2,472,413	—	3,947,991
Transportation Infrastructure	161,250	3,056,511	—	3,217,761
All Other Common Stocks+	198,069,883	13,662	—	198,083,545
Convertible Bond	—	126,880	—	126,880
Short-Term Investment	—	26,612,806	—	26,612,806
Unaffiliated Investment Company	7,388,599	—	—	7,388,599

Total Investment Securities	$301,321,029	$58,028,663	$—	$359,349,702

AZL Dreyfus Equity Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$200,347,832	$—	$—	$200,347,832
Unaffiliated Investment Company	2,938,850	—	—	2,938,850

Total Investment Securities	$203,286,682	$—	$—	$203,286,682

AZL Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Food Products	$7,940,061	$5,640,338	$—	$13,580,399
All Other Common Stocks+	362,644,997	—	—	362,644,997
Short-Term Investment	—	40,416,414	—	40,416,414
Unaffiliated Investment Company	10,968,279	—	—	10,968,279

Total Investment Securities	$381,553,337	$46,056,752	$—	$427,610,089

AZL Enhanced Bond Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Asset Backed Securities	$—	$21,240,171	$—	$21,240,171
Collateralized Mortgage Obligations	—	20,963,378	—	20,963,378
Corporate Bonds	—	52,811,314	—	52,811,314
Yankee Dollars	—	24,580,663	—	24,580,663
Municipal Bond	—	134,529	—	134,529
U.S. Government Agency	—	166,513	—	166,513
U.S. Government Agency Mortgages	—	135,397,967	—	135,397,967
U.S. Treasury Obligations	—	63,075,602	—	63,075,602
Short-Term Investment	—	16,471,793	—	16,471,793
Unaffiliated Investment Company	40,611,868	—	—	40,611,868

Total Investment Securities	40,611,868	334,841,930	—	375,453,798

Securities Sold Short	—	(27,661,780)	—	(27,661,780)
Other Financial Instruments:*
Futures Contracts	(8,275)	—	—	(8,275)
Forward Currency Contracts	—	29,243	—	29,243

Total Investments	$40,603,593	$307,209,393	$—	$347,812,986

AZL Franklin Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$163,415,005	$—	$—	$163,415,005
Short-Term Investment	—	49,992,570	—	49,992,570
Unaffiliated Investment Company	5,074,415	—	—	5,074,415

Total Investment Securities	$168,489,420	$49,992,570	$—	$218,481,990

AZL Franklin Templeton Founding Strategy Plus Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$1,018,759	$824,542	$—	$1,843,301
Air Freight & Logistics	545,619	403,788	—	949,407
Airlines	—	1,112,019	—	1,112,019
Auto Components	—	350,509	—	350,509
Automobiles	469,912	1,705,479	—	2,175,391
Beverages	1,994,712	1,432,077	—	3,426,789
Capital Markets	1,230,421	751,843	—	1,982,264
Chemicals	—	1,023,484	—	1,023,484
Commercial Banks	2,649,902	4,050,368	—	6,700,270
Commerical Services & Supplies	—	265,250	—	265,250
Communications Equipment	2,503,467	252,595	—	2,756,062
Construction & Engineering	—	70,986	—	70,986
Construction Materials	—	783,810	—	783,810
Diversified Financial Services	2,674,095	1,632,566	49,440	4,356,101
Diversified Telecommunication Services	1,494,684	2,234,338	—	3,729,022
Electric Utilities	3,830,071	1,011,240	—	4,841,311
Electrical Equipment	—	640,703	—	640,703
Food & Staples Retailing	3,796,660	728,285	—	4,524,945
Food Products	2,119,570	832,904	—	2,952,474
Household Durables	165,161	132,343	—	297,504
Industrial Conglomerates	1,322,527	1,565,961	—	2,888,488
Insurance	3,273,714	2,648,681	—	5,922,395
Life Sciences Tools & Services	—	186,141	—	186,141
Marine	295,123	594,604	—	889,727
Media	6,914,981	1,493,676	—	8,408,657
Metals & Mining	449,870	1,234,993	—	1,684,863
Multiline Retail	631,635	255,240	—	886,875
Office Electronics	1,001,520	281,635	—	1,283,155
Oil, Gas & Consumable Fuels	7,779,041	4,649,073	—	12,428,114
Pharmaceuticals	8,900,433	5,094,736	—	13,995,169
Professional Services	—	611,937	—	611,937
Real Estate Investment Trusts (REIT’s)	135,743	66,332	—	202,075
Real Estate Management & Development	40,367	319,451	—	359,818
Road & Rail	—	598,850	—	598,850
Semiconductors & Semiconductor Equipment	603,794	1,331,558	—	1,935,352
Software	3,744,026	1,403,929	—	5,147,955
Specialty Retail	160,734	621,831	—	782,565
Tobacco	2,892,330	3,154,897	—	6,047,227
Trading Companies & Distributors	—	307,964	—	307,964
Wireless Telecommunication Services	1,031,847	3,168,664	—	4,200,511
All Other Common Stocks+	17,034,813	—	—	17,034,813
Preferred Stocks:			—	—
Oil, Gas & Consumable Fuels	—	109,625	—	109,625
Real Estate Investment Trusts (REIT’s)	—	50,000	—	50,000
All Other Preferred Stocks+	685,817	—	—	685,817
Equity Linked Notes	—	861,393	—	861,393
Convertible Preferred Stocks:
Oil, Gas & Consumable Fuels	—	371,000	—	371,000
All Other Convertible Preferred Stocks+	1,285,507	—	—	1,285,507
Convertible Bonds	—	761,963	—	761,963
Floating Rate Loans	—	5,627,114	—	5,627,114
Collateralized Mortgage Obligation	—	430,494	—	430,494
Corporate Bonds	—	29,701,482	—	29,701,482
Foreign Bonds	—	59,569,126	—	59,559,569
Yankee Dollars	—	8,858,852	—	8,858,852
Municipal Bonds	—	365,879	—	365,879
U.S. Government Agency	—	4,370,000	—	4,370,000
Rights	7,894	—	—	7,894
Short-Term Investment	—	7,512,830	—	7,512,830
Unaffiliated Investment Company	15,306,341	—	—	15,306,341

Total Investment Securities	97,991,089	168,419,040	49,440	266,459,569

Other Financial Instruments:*
Forward Currency Contracts	—	173,768	—	173,768

Total Investments	$97,991,089	$168,592,808	$49,440	$266,633,337

AZL Gateway Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$38,666,981	$—	$—	$38,666,981
Purchased Options	797,955	—	—	797,955
Unaffiliated Investment Company	1,912,116	—	—	1,912,116

Total Investment Securities	41,377,052	—	—	41,377,052

Written Options	(1,054,305)	—	—	(1,054,305)

Total Investments	$40,322,747	$—	$—	$40,322,747

AZL International Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$56,650	$598,811	$—	$655,461
Machinery	184,546	8,106,504	—	8,291,050
All Other Common Stocks+	—	316,748,936	—	316,748,936
Preferred Stocks+	—	91,832	—	91,832
Rights	—	24,944	—	24,944
Short-Term Investment	—	26,848,306	—	26,848,306
Unaffiliated Investment Company	1,049,335	—	—	1,049,335

Total Investment Securities	1,290,531	352,419,333	—	353,709,864

Other Financial Instruments:*
Futures Contracts	35,124	—	—	35,124

Total Investments	$1,325,655	$352,419,333	$—	$353,744,988

AZL Invesco Equity and Income Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+:
Semiconductors & Semiconductor Equipment	$—	$391,935	$—	$391,935
All Other Common Stocks+	240,725,128	—	—	240,725,128
Preferred Stocks:
Oil, Gas & Consumable Fuels	1,222,913	4,475,531	—	5,698,444
Convertible Bonds	—	47,473,087	—	47,473,087
Corporate Bonds	—	17,079,451	—	17,079,451
Yankee Dollars	—	6,167,813	—	6,167,813
Municipal Bonds	—	94,183	—	94,183
U.S. Government Agency Mortgages	—	2,290,142	—	2,290,142
U.S. Treasury Obligations	—	32,038,159	—	32,038,159
Short-Term Investment	—	37,616,557	—	37,616,557
Unaffiliated Investment Company	29,390,053	—	—	29,390,053

Total Investment Securities	$271,338,094	$147,626,858	$—	$418,964,952

AZL Invesco Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+:
Semiconductors & Semiconductor Equipment	$4,375,778	$344,347	$—	$4,720,125
All Other Common Stocks+	209,375,719	—	—	209,375,719
Short-Term Investment	—	17,417,155	—	17,417,155
Unaffiliated Investment Company	8,666,286	—	—	8,666,286

Total Investment Securities	222,417,783	17,761,502	—	240,179,285

Other Financial Instruments:*
Forward Currency Contracts	—	150,594	—	150,594

Total Investments	$222,417,783	$17,912,096	$—	$240,329,879

AZL Invesco International Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$5,040,144	$7,758,412	$—	$12,798,556
Chemicals	3,552,017	4,508,347	—	8,060,364
Commercial Banks	7,041,179	21,860,785	—	28,901,964
Diversified Telecommunication Services	1,396,412	741,214	—	2,137,626
Insurance	3,897,470	3,291,179	—	7,188,649
Media	3,534,448	18,417,101	—	21,951,549
Oil, Gas & Consumable Fuels	14,864,977	18,603,060	—	33,468,037
Pharmaceuticals	6,550,906	28,442,206	—	34,993,112
Road & Rail	3,492,141	—	—	3,492,141
Semiconductors & Semiconductor Equipment	5,519,593	—	—	5,519,593
Wireless Telecommunication Services	5,603,551	8,410,159	—	14,013,710
All Other Common Stocks+	—	217,798,317	—	217,798,317
Preferred Stock+	—	3,127,886	—	3,127,886
Short-Term Investment	—	12,699,474	—	12,699,474
Unaffiliated Investment Company	30,286,058	—	—	30,286,058

Total Investment Securities	90,778,896	345,658,140	—	436,437,036

Other Financial Instruments:*
Forward Currency Contracts		10,619	—	10,619

Total Investments	$90,778,896	$345,668,759	$—	$436,447,655

AZL JPMorgan International Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Electronic Equipment, Instruments & Components	$3,108,675	$4,105,951	$—	$7,214,626
Metals & Mining	5,879,038	8,963,891	—	14,842,929
Pharmaceuticals	4,027,539	31,172,743	—	35,200,282
All Other Common Stocks+	—	307,717,061	—	307,717,061
Preferred Stock+	—	4,249,136	—	4,249,136
Short-Term Investment	—	25,632,910	—	25,632,910
Unaffiliated Investment Company	6,084,366	—	—	6,084,366

Total Investment Securities	19,099,618	381,841,692	—	400,941,310

Other Financial Instruments:*
Futures Contracts	149,664	—	—	149,664
Forward Currency Contracts	—	(2,634,735)	—	(2,634,735)

Total Investments	$19,249,282	$379,206,957	$—	$398,456,239

AZL JPMorgan U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$273,889,648	$—	$—	$273,889,648
U.S. Treasury Obligations	—	1,896,502	—	1,896,502
Short-Term Investment	—	23,087,775	—	23,087,775
Unaffiliated Investment Company	3,764,819	—	—	3,764,819

Total Investment Securities	277,654,467	24,984,277	—	302,638,744

Other Financial Instruments:*
Futures Contracts	(23,999)	—	—	(23,999)

Total Investments	$277,630,468	$24,984,277	$—	$302,614,745

AZL MFS Investors Trust Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$1,468,829	$—	$1,468,829
Beverages	3,353,990	6,209,508	—	9,563,498
Chemicals	3,874,735	3,246,599	—	7,121,334
Food Products	1,860,640	2,577,863	—	4,438,503
Household Products	8,510,924	2,914,504	—	11,425,428
Specialty Retail	2,868,975	1,662,220	—	4,531,195
Textiles, Apparel & Luxury Goods	3,143,177	2,414,504	—	5,557,681
All Other Common Stocks+	204,832,671	—	—	204,832,671
Short-Term Investment	—	19,220,007	—	19,220,007
Unaffiliated Investment Company	1,849,446	—	—	1,849,446

Total Investment Securities	$230,294,558	$38,245,205	$—	$268,539,763

Other Financial Instruments:*
Forward Currency Contracts	—	(1,669)	—	(1,669)

Total Investments	$230,294,558	$38,243,536	$—	$268,538,094

AZL Mid Cap Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$169,397,536	$—	$—	$169,397,536
Short-Term Investment	—	13,156,570	—	13,156,570
Unaffiliated Investment Company	6,182,120	—	—	6,182,120

Total Investment Securities	175,579,656	13,156,570	—	188,736,226

Securities Sold Short	(75,959)	—	—	(75,959)
Other Financial Instruments:*
Futures Contracts	(392,184)	—	—	(392,184)

Total Investments	$175,111,513	$13,156,570	$—	$188,268,083

AZL Money Market Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Certificates of Deposit	$—	$351,379,836	$—	$351,379,836
Commercial Paper	—	356,525,116	—	356,525,116
Municipal Bonds	—	98,420,000	—	98,420,000
U.S. Government Agency Mortgages	—	110,260,532	—	110,260,532
U.S. Treasury Obligations	—	50,070,069	—	50,070,069
Unaffiliated Investment Company	1,473	—	—	1,473

Total Investment Securities	$1,473	$966,655,553	$—	$966,657,026

AZL Morgan Stanley Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Diversified Real Estate Activities	$334,581	$33,739,033	$—	$34,073,614
Diversified REIT’s	5,312,722	9,249,044	—	14,561,766
Industrial REIT’s	465,516	1,141,292	—	1,606,808
Office REIT’s	5,247,952	3,978,741	—	9,226,693
Real Estate Investment Trusts (REIT’s)	1,026,418	2,006,139	—	3,032,557
Real Estate Management & Development	157,449	7,910,013	—	8,067,462
Real Estate Operating Companies	8,578,914	11,989,133	—	20,568,047
Retail REIT’s	15,306,068	14,547,142	—	29,853,210
Specialized REIT’s	12,676,542	501,702	—	13,178,244
All Other Common Stocks+	18,427,348	—	—	18,427,348
Short-Term Investment	—	23,906,326	—	23,906,326
Unaffiliated Investment Company	1,635,768	—	—	1,635,768

Total Investment Securities	69,169,278	108,968,565	—	178,137,843

Other Financial Instruments:*
Forward Currency Contracts	—	(674)	—	(674)

Total Investments	$69,169,278	$108,967,891	$—	$178,137,169

AZL Morgan Stanley Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Hotels, Restaurants & Leisure	$15,217,451	$15,998,263	$—	$31,215,714
Internet & Catalog Retail	6,000,875	—	6,799,872	12,800,747
Internet Software & Services	20,265,296	1,795,914	—	25,333,473
Metals & Mining	5,289,506	1,451,939	—	6,741,445
Professional Services	14,177,394	6,187,415	—	20,364,809
Wireless Telecommunication Services	—	4,445,572	—	4,445,572
All Other Common Stocks+	249,226,840	—	—	249,226,840
Private Placements+	—	—	5,318,344	2,046,081
Short-Term Investment	—	101,060,794	—	101,060,794
Unaffiliated Investment Company	14,498,621	—	—	14,498,621

Total Investment Securities	324,675,983	130,939,897	12,118,216	467,734,096

Other Financial Instruments:*
Forward Currency Contracts	—	18,734	—	18,734

Total Investments	$324,675,983	$130,958,631	$12,118,216	$467,752,830

	$99,939,394	$99,939,394	$99,939,394	$99,939,394
AZL NFJ International Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$—	$1,419,585	$—	$1,419,585
Automobiles	2,828,047	523,339	—	3,351,386
Beverages	1,890,657	764,106	—	2,654,763
Capital Markets	—	1,196,653	—	1,196,653
Commercial Banks	7,604,166	1,902,687	—	9,506,853
Electronic Equipment, Instruments & Components	—	1,989,012	—	1,989,012
Energy Equipment & Services	—	900,643	—	900,643
Media	—	1,855,509	—	1,855,509
Oil, Gas & Consumable Fuels	8,961,243	951,524	—	9,912,767
Pharmaceuticals	3,521,336	1,766,035	—	5,287,371
Semiconductors & Semiconductor Equipment	979,551	990,215	—	1,969,766
Tobacco	—	2,157,673	—	2,157,673
Wireless Telecommunication Services	1,453,431	1,167,877	—	2,621,308
All Other Common Stocks+	36,864,693	—	—	36,864,693
Short-Term Investment	—	15,940,664	—	15,940,664
Unaffiliated Investment Company	2,310,748	—	—	2,310,748

Total Investment Securities	$66,413,872	$33,525,522	$—	$99,939,394

AZL Russell 1000 Growth Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$95,984,625	$—	$—	$95,984,625
Short-Term Investment	—	7,841,214	—	7,841,214
Unaffiliated Investment Company	2,818,311	—	—	2,818,311

Total Investment Securities	98,802,936	7,841,214	—	106,644,150

Securities Sold Short	(5,201)	—	—	(5,201)
Other Financial Instruments:*
Futures Contracts	(99,818)	—	—	(99,818)

Total Investments	$98,697,917	$7,841,214	$—	$106,539,131

AZL Russell 1000 Value Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$153,225,790	$—	$—	$153,225,790
Short-Term Investment	—	18,162,801	—	18,162,801
Unaffiliated Investment Company	5,221,701	—	—	5,221,701

Total Investment Securities	158,447,491	18,162,801	—	176,610,292

Securities Sold Short	(2,310)	—	—	—
Other Financial Instruments:*
Futures Contracts	(167,858)	—	—	(167,858)

Total Investments	$158,277,323	$18,162,801	$—	$176,442,434

AZL S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$634,600,687	$—	$—	$634,600,687
Short-Term Investment	—	72,974,651	—	72,974,651
Unaffiliated Investment Company	11,176,409	—	—	11,176,409

Total Investment Securities	645,777,096	72,974,651	—	718,751,747

Other Financial Instruments:*
Futures Contracts	(496,831)	—	—	(496,831)

Total Investments	$645,280,265	$72,974,651	$—	$718,254,916

AZL Schroder Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$1,094,696	$69,010	$—	$1,163,706
Commercial Banks	13,058,847	42,252,863	—	55,311,710
Construction & Engineering	216,752	3,426,660	—	3,643,412
Construction Materials	378,971	4,971,689	—	5,350,660
Consumer Finance	1,124,563	—	—	1,124,563
Diversified Telecommunication Services	3,079,954	1,333,852	—	4,413,806
Electric Utilities	2,171,870	—	—	2,171,870
Electronic Equipment, Instruments & Components	261,517	3,737,027	—	3,998,544
Food & Staples Retailing	2,405,323	6,021,933	—	8,427,256
Food Products	1,145,983	3,199,471	—	4,345,454
Household Durables	1,873,296	—	—	1,873,296
Internet Software & Services	1,250,847	3,702,384	—	4,953,231
Machinery	815,419	1,484,278	—	2,299,697
Metals & Mining	8,167,233	3,512,861	—	11,680,094
Multiline Retail	2,111,821	1,264,153	—	3,375,974
Oil, Gas & Consumable Fuels	19,958,289	24,682,057	—	44,640,346
Real Estate Management & Development	2,290,451	2,886,399	—	5,176,850
Transportation Infrastructure	2,632,105	1,764,969	—	4,397,074
Wireless Telecommunication Services	7,237,212	16,820,731	—	24,057,943
All Other Common Stocks+	—	77,770,674	—	77,770,674
Preferred Stocks+	5,910,568	—	—	5,910,568
Warrants	—	661,588	—	661,588
Short-Term Investment	—	21,896,271	—	21,896,271
Unaffiliated Investment Company	4,334,920	—	—	4,334,920

Total Investment Securities	$81,520,637	$221,458,870	$—	$302,979,507

AZL Small Cap Stock Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$168,496,724	$—	$—	$168,496,724
Rights	—	—	—	—
Short-Term Investment	—	49,644,921	—	49,644,921
Unaffiliated Investment Company	3,287,063	—	—	3,287,063

Total Investment Securities	171,783,787	49,644,921	—	221,428,708

Other Financial Instruments:*
Futures Contracts	(280,609)	—	—	(280,609)

Total Investments	$171,503,178	$49,644,921	$—	$221,148,099

AZL Turner Quantitative Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$66,810,525	$—	$—	$66,810,525
Short-Term Investment	—	19,495,150	—	—
Unaffiliated Investment Company	1,337,385	—	—	1,337,385

Total Investment Securities	$68,147,910	$19,495,150	$—	$68,147,910

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The following is a reconciliation of Level 3 investments based on inputs used to determine fair value:

AZL Franklin Templeton Founding Strategy Plus Fund

	Balance as of December 31, 2010	Net realized gains/(losses)	Change in unrealized appreciation/ (depreciation)	Settlements	Transfers in/ (out) of Level 3	Balance as of September 30, 2011
Investment Securities:
Common Stocks:
Diversified Financial Services	$81,086	$—	$(7,446)	$—	$(24,200)	$49,440
Electric Utilities	53,349	(12,659)	—	(40,690)	—	—

Total Investment Securities	$134,435	$(12,659)	$(7,446)	$(40,690)	$(24,200)	$49,440

AZL Morgan Stanley Mid Cap Growth Fund

	Balance as of December 31, 2010	Net realized gains/(losses)	Change in unrealized appreciation/ (depreciation)	Settlements	Transfers in/ (out) of Level 3	Balance as of September 30, 2011
Investment Securities:
Common Stocks:
Internet & Catalog Retail	$3,356,374	$—	$3,443,498	$—	$—	$6,799,872
Private Placement:			—	—
Internet Software & Services	—	—	—	—	3,272,263	3,272,263
Transportation Infrastructure	2,046,081	—	—	—	—	2,046,081

Total Investment Securities	$5,402,455	$—	$3,443,498	$—	$3,272,263	$12,118,216

As of September 30, 2011, the AZL Franklin Templeton Founding Strategy Plus Fund held securities that were valued in good faith pursuant to procedures approved by the Board of Trustees and represented 0.0% of the net assets of the Fund. The inputs used to value the Canary Wharf Group plc common stock included a discount applied to the closing price of a similar security that held the majority of the Company’s shares. The Prime ATET&D Holdings No. 1 Pty Limited common stock was valued at $0.

As of September 30, 2011, the AZL Morgan Stanley Mid Cap Growth Fund held securities that were valued in good faith pursuant to procedures approved by the Board of Trustees and represented 3.3% of the net assets of the Fund. The Better Place LLC private placement was valued at original cost. The Groupon, Inc. common stock was valued based upon the price third party investors offered, which was supported by a discounted cash flow analysis. The Zynga, Inc. private placement was valued at original cost, which was supported by a discounted cash flow analysis.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Federal Tax Cost Information

At September 30, 2011, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

		Gross Tax Unrealized	Gross Tax Unrealized	Net Unrealized Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AZL Allianz AGIC Opportunity Fund	$208,139,341	$3,797,630	$(35,938,703)	$(32,141,073)
AZL BlackRock Capital Appreciation Fund	464,428,656	69,204,451	(40,611,403)	28,593,048
AZL Columbia Mid Cap Value Fund	144,968,890	10,075,712	(11,366,857)	(1,291,145)
AZL Columbia Small Cap Value Fund	176,641,326	5,548,664	(19,762,135)	(14,213,471)
AZL Davis New York Venture Fund	300,219,686	72,388,943	(13,258,927)	59,130,016
AZL Dreyfus Equity Growth Fund	200,508,064	15,390,697	(12,612,079)	2,778,618
AZL Eaton Vance Large Cap Value Fund	440,597,190	13,500,226	(26,487,327)	(12,987,101)
AZL Enhanced Bond Index Fund	341,843,806	7,153,698	(1,205,486)	5,948,212
AZL Franklin Small Cap Value Fund	219,501,677	26,860,555	(27,880,242)	(1,019,687)
AZL Franklin Templeton Founding Strategy Plus Fund	293,094,227	4,146,772	(30,781,430)	(26,634,658)
AZL Gateway Fund	44,528,235	1,057,783	(4,208,966)	(3,151,183)
AZL International Index Fund	385,693,481	13,667,751	(45,651,368)	(31,983,617)
AZL Invesco Equity and Income Fund	430,023,953	19,004,299	(30,063,300)	(11,059,001)
AZL Invesco Growth and Income Fund	243,032,431	16,888,675	(19,741,821)	(2,853,146)
AZL Invesco International Equity Fund	436,633,980	35,906,442	(36,103,386)	(196,944)
AZL JPMorgan International Opportunities Fund	503,429,916	5,301,754	(107,790,360)	(102,488,606)
AZL JPMorgan U.S. Equity Fund	310,198,877	18,935,786	(26,495,919)	(7,560,133)
AZL MFS Investors Trust Fund	264,365,412	27,229,318	(21,586,138)	5,643,180
AZL Mid Cap Index Fund	196,419,770	13,156,902	(20,916,405)	(7,759,503)
AZL Money Market Fund	96,657,026	—	—	—
AZL Morgan Stanley Global Real Estate Fund	190,244,102	1,579,379	(13,685,638)	(12,106,259)
AZL Morgan Stanley Mid Cap Growth Fund	444,493,523	58,514,074	(35,273,501)	23,240,573
AZL NFJ International Value Fund	109,538,946	2,874,487	(12,474,039)	(9,599,552)
AZL Russell 1000 Growth Index Fund	104,298,350	9,225,322	(6,884,723)	2,340,599
AZL Russell 1000 Value Index Fund	193,414,955	6,742,153	(23,549,126)	(16,806,973)
AZL S&P 500 Index Fund	677,420,600	75,789,241	(34,458,094)	41,331,147
AZL Schroder Emerging Markets Equity Fund	319,978,667	20,640,595	(37,639,755)	(16,999,160)
AZL Small Cap Stock Index Fund	230,042,935	13,556,129	(22,170,356)	(8,614,227)
AZL Turner Quantitative Small Cap Growth Fund	94,493,248	3,368,603	(10,218,791)	(6,850,188)

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 16, 2011

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	November 16, 2011